UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5030
                                                     ---------------------

                             Columbia Funds Trust V
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end:  10/31/2005
                                           ------------------

                  Date of reporting period: 10/31/2005
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                             COLUMBIA
                                                            TAX-EXEMPT
                                                            BOND FUNDS

                                                          ANNUAL REPORT
                                                         OCTOBER 31, 2005

                          [PHOTO OF MAN HOLDING A PEN]

PRESIDENT'S MESSAGE ____________________________________________________________
                                                  COLUMBIA TAX-EXEMPT BOND FUNDS

TABLE OF CONTENTS

ECONOMIC UPDATE .......................................................    1

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND .................    2

COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND .............................    6

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND ...............   10

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND ..................   14

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND ....................   18

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND ................   22

FINANCIAL STATEMENTS ..................................................   26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...............  141

UNAUDITED INFORMATION .................................................  142

TRUSTEES ..............................................................  143

OFFICERS ..............................................................  145

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS ....  146

SUMMARY OF MANAGEMENT FEE EVALUATION BY INDEPENDENT FEE CONSULTANT ....  149

IMPORTANT INFORMATION ABOUT THIS REPORT ...............................  153

The views expressed in the President's Message and Portfolio Managers' Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

  NOT FDIC    MAY LOSE VALUE
  INSURED    NO BANK GUARANTEE


DEAR SHAREHOLDER:

[PHOTO OF CHRISTOPHER L. WILSON]

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund managers on key factors that influenced performance. We encourage you to read the manager reports carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,


/s/ Christopher L. Wilson

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

ECONOMIC UPDATE ________________________________________________________________
                                                  COLUMBIA TAX-EXEMPT BOND FUNDS
(Sidebar)
SUMMARY
FOR THE 12-MONTH PERIOD
ENDED OCTOBER 31, 2005

o Investment-grade bonds chalked up modest gains as measured by the Lehman Brothers Aggregate Bond Index. High-yield bonds led the fixed income markets, as measured by the Merrill Lynch US High Yield, Cash Pay Index.

                  [UP ARROW]                  [UP ARROW]

                                               MERRILL
                 LEHMAN INDEX                LYNCH INDEX
                    1.13%                       3.96%

o Despite bouts of volatility, the broad stock market generated a solid return for the period. The S&P 500 Index returned 8.72%. As the economy expanded, mid-cap value stocks were the market's strongest performers, as measured by the Russell MidCap Value Index.

                 [UP ARROW]                   [UP ARROW]

                S&P 500 INDEX               RUSSELL INDEX
                    8.72%                       19.50%

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated non-convertible investment grade debt issues.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks.

The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values.


Despite two catastrophic hurricanes, record energy prices and rising interest rates, the US economy moved ahead at a healthy pace during the 12-month period that began November 1, 2004 and ended October 31, 2005. Gross domestic product expanded at an annualized rate of 3.60% as overall job growth helped buoy consumer spending and rising profits boosted business spending. Employment data was solid, even in light of Hurricanes Katrina and Rita. The economy added an average of 158,000 new jobs each month over the 12-month period, despite the loss of 8,000 jobs in September as a direct result of the Gulf Coast floods. In fact, the number of jobs lost was a fraction of an earlier estimate--and considerably lower than originally expected.

Energy prices weighed on economic growth as the period wore on. The first signs of relief came in September as the price of crude oil retreated from a record high of $69.81 a barrel. However, signs of slower growth had already cropped up in retail spending and industrial activity. Consumer confidence readings dipped in July, fell sharply in September and slipped again in October, according to the Conference Board. The decline was generally attributed to the recent hurricanes, expectations of a weakening labor market and sticker shock at the pump and at the season's first delivery of home heating oil.

Despite these setbacks, the latest data on the economy suggests that it has retained its vigor. Although the pace slowed in September, manufacturing activity remained strong, and business activity in non-manufacturing industries continued to expand. With the assistance from insurance funds, federal monies and charitable contributions, the Gulf region is on track to rebuild, which could send a positive ripple throughout the national economy.

BONDS DELIVERED MODEST GAINS

The US bond market delivered positive but modest returns as short-term interest rates rose steadily throughout the period and long-term rates edged higher in the final months of the period. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.60%--approximately one-half percentage point higher than where it started.

In this environment, the Lehman Brothers Aggregate Bond Index returned 1.13% for the 12-month period. High-yield bonds led the fixed income markets despite a setback in the spring, when GM and Ford bonds were downgraded, and again, near the end of the period, as investors appeared to grow more cautious about risk. The Merrill Lynch US High Yield, Cash Pay Index returned 3.96%.

SHORT-TERM INTEREST RATES MOVED HIGHER

The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 1.75% to 3.75% in eight quarter-point steps during the 12-month period 1. In the wake of Hurricanes Katrina and Rita, some market observers speculated that the Fed might curtail its rate hikes. However, Fed chairman Greenspan indicated that inflation was a greater concern than the sustainability of economic growth and we believe that the Fed is likely to continue to raise short-term interest rates into the first half of 2006.

DESPITE VOLATILITY, STOCKS MOVED AHEAD

The S&P 500 Index--a broad measure of large company stock market performance--returned 8.72% for this reporting period. The gain masked considerable volatility, which led stocks on a roller coaster ride in response to national and economic events. Early in the period, the presidential election buoyed the stock market. Later in the period, the economy's resilience gave stocks reasons to rally again. These rallies, however, were interrupted by declines linked to higher energy prices and interest rates, weakening consumer confidence and dire predictions about the economic impact of the twin storms. Small- and mid-cap stocks outperformed large-cap stocks. Value stocks led growth stocks except among small caps, where growth gained a small advantage over value.

Foreign stock markets outperformed the broad US market. The MSCI EAFE Index 2, which measures stock market performance in developed markets outside the United States, returned 18.09% for the 12-month period.

1     The federal funds rate was raised to 4.0% on November 1, 2005.

2 The MSCI EAFE Index is an unmanaged market-weighted index composed of companies representative of the market structure of 21 developed market countries in Europe, Australasia and the Far East.

      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PERFORMANCE INFORMATION ________________________________________________________
                           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND


Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

PERFORMANCE OF A $10,000 INVESTMENT
11/01/95 - 10/31/05 ($)

   SALES CHARGE    WITHOUT           WITH
------------------------------------------
   CLASS A          15,701          14,952
------------------------------------------
   CLASS B          15,171          15,171
------------------------------------------
   CLASS C          15,331          15,331
------------------------------------------
   CLASS G          15,261          15,261
------------------------------------------
   CLASS T          15,753          15,001
------------------------------------------
   CLASS Z          15,910           N/A


GROWTH OF A $10,000 INVESTMENT 11/01/95 - 10/31/05

                                [MOUNTAIN CHART]

   CLASS A SHARES      CLASS A SHARES
   WITHOUT SALES         WITH SALES      LEHMAN BROTHERS 3-15 YEAR
       CHARGE              CHARGE        BLEND MUNICIPAL BOND INDEX
   --------------      --------------    --------------------------
11/1995   10000                9525                   10000
          10147                9665                   10127
          10248                9762                   10197
          10301                9811                   10294
          10234                9748                   10254
          10120                9639                   10145
          10112                9632                   10122
          10095                9615                   10109
          10206                9721                   10197
          10289                9800                   10287
          10272                9784                   10291
          10385                9892                   10393
          10499               10001                   10508
          10658               10152                   10689
          10622               10117                   10652
          10646               10140                   10691
          10727               10217                   10783
          10627               10122                   10654
          10712               10203                   10726
          10830               10316                   10869
          10936               10417                   10975
          11211               10678                   11243
          11129               10600                   11154
          11267               10732                   11276
          11323               10785                   11339
          11376               10836                   11390
          11529               10981                   11538
          11638               11086                   11656
          11647               11093                   11664
          11670               11116                   11669
          11659               11106                   11617
          11835               11273                   11787
          11879               11315                   11831
          11892               11327                   11861
          12069               11496                   12037
          12224               11643                   12183
          12224               11643                   12200
          12268               11685                   12234
          12296               11712                   12272
          12444               11853                   12432
          12348               11761                   12372
          12359               11772                   12378
          12391               11803                   12415
          12276               11693                   12349
          12078               11505                   12180
          12123               11547                   12246
          12041               11469                   12204
          12038               11466                   12236
          11897               11332                   12159
          12047               11475                   12275
          11952               11384                   12215
          11868               11305                   12185
          11995               11426                   12279
          12270               11687                   12481
          12196               11617                   12432
          12099               11524                   12383
          12428               11838                   12674
          12561               11964                   12826
          12728               12123                   12998
          12662               12060                   12952
          12805               12197                   13076
          12861               12250                   13151
          13142               12517                   13426
          13286               12655                   13598
          13327               12694                   13632
          13434               12796                   13745
          13290               12659                   13617
          13398               12761                   13760
          13466               12827                   13841
          13624               12977                   14018
          13821               13165                   14240
          13813               13157                   14230
          13973               13310                   14382
          13813               13156                   14247
          13703               13053                   14134
          13903               13243                   14378
          14048               13381                   14557
          13797               13141                   14276
          14063               13395                   14580
          14123               13453                   14665
          14273               13595                   14832
          14424               13739                   15015
          14550               13859                   15184
          14793               14090                   15483
          14601               13907                   15253
          14526               13836                   15181
          14850               14145                   15498
          14774               14072                   15466
          14966               14255                   15687
          14954               14244                   15695
          15052               14337                   15795
          15350               14620                   16152
          15254               14530                   16078
          14724               14024                   15562
          14833               14128                   15683
          15212               14490                   16147
          15110               14393                   16041
          15248               14524                   16167
          15333               14605                   16290
          15359               14630                   16367
          15608               14867                   16619
          15496               14760                   16533
          15105               14388                   16162
          15090               14373                   16125
          15117               14399                   16183
          15285               14559                   16379
          15551               14812                   16693
          15593               14852                   16762
          15676               14931                   16884
          15519               14782                   16729
          15690               14944                   16903
          15762               15013                   16997
          15664               14920                   16912
          15523               14786                   16784
          15756               15008                   17042
          15843               15090                   17133
          15915               15159                   17227
          15785               15035                   17117
          15946               15189                   17279
          15815               15064                   17177
10/2005   15701               14952                   17082

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Connecticut Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/05 (%)


------------------------------------------------------------------------------------------------------------------------------------
   SHARE CLASS            A                     B                   C                    G                     T                Z
------------------------------------------------------------------------------------------------------------------------------------
   INCEPTION          11/18/02              11/18/02             11/18/02             03/01/01              06/26/00        08/01/94
------------------------------------------------------------------------------------------------------------------------------------
   SALES CHARGE   WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH      WITHOUT     WITH     WITHOUT
------------------------------------------------------------------------------------------------------------------------------------
   1-year           0.15       -4.60     -0.60      -3.50     -0.25      -1.22     -0.40      -5.24       0.25      -4.51     0.40
------------------------------------------------------------------------------------------------------------------------------------
   5-year           4.17        3.16      3.45       3.45      3.67       3.67      3.58       3.05       4.24       3.23     4.41
------------------------------------------------------------------------------------------------------------------------------------
   10-year          4.61        4.10      4.26       4.26      4.37       4.37      4.32       4.32       4.65       4.14     4.75


AVERAGE ANNUAL TOTAL RETURN AS OF 09/30/05 (%)


------------------------------------------------------------------------------------------------------------------------------------
   SHARE CLASS            A                     B                   C                    G                     T                Z
------------------------------------------------------------------------------------------------------------------------------------
   SALES CHARGE   WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH      WITHOUT     WITH     WITHOUT
------------------------------------------------------------------------------------------------------------------------------------
   1-year           1.44       -3.39      0.68      -2.26      1.03       0.05      0.88      -4.02       1.54      -3.29     1.69
------------------------------------------------------------------------------------------------------------------------------------
   5-year           4.56        3.54      3.85       3.85      4.07       4.07      3.97       3.46       4.63       3.60     4.80
------------------------------------------------------------------------------------------------------------------------------------
   10-year          4.82        4.31      4.47       4.47      4.57       4.57      4.53       4.53       4.85       4.35     4.96


THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A AND CLASS T SHARES THAT WAS IN EFFECT AT THE BEGINNING OF THE PERIOD, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 3.00% FOR CLASS B SHARES, 5.00% FOR CLASS G SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. EFFECTIVE AUGUST 22, 2005, NEW PURCHASES OF CLASS A SHARES HAVE A MAXIMUM INITIAL SALES CHARGE OF 3.25%. PRIOR TO AUGUST 22, 2005, PURCHASES OF CLASS B SHARES HAD A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A, class B and class C are newer classes of shares, initially offered on November 18, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, class B and class C shares, respectively). The returns shown for class G and class T shares include the returns of Retail B shares (for class G shares) and Retail A shares (for class T shares) of the Galaxy Connecticut Intermediate Municipal Bond Fund (the "Galaxy Connecticut Fund") for periods prior to November 18, 2002. The returns shown for class G shares also include the returns for Retail A shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B shares of the Galaxy Connecticut Fund (March 1, 2001). Retail A share returns include returns for BKB shares of the Galaxy Connecticut Fund for periods prior to June 26, 2001, the date on which the BKB shares were converted to Retail A shares, and returns of the Boston 1784 Connecticut Tax-Exempt Income Fund (the "1784 Connecticut Fund") (whose shares were initially offered August 1, 1994) for periods prior to June 26, 2000. The returns for class Z include returns of the Trust shares of the Galaxy Connecticut Fund for periods prior to November 18, 2002, the date on which the class Z shares were initially offered by the fund, and returns of the 1784 Connecticut Fund for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

UNDERSTANDING YOUR EXPENSES ____________________________________________________
                           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND


ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

o For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.


As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

05/01/05 - 10/31/05


-------------------------------------------------------------------------------------------------------------------------
              ACCOUNT VALUE AT THE              ACCOUNT VALUE AT THE             EXPENSES PAID         FUND'S ANNUALIZED
           BEGINNING OF THE PERIOD ($)         END OF THE PERIOD ($)         DURING THE PERIOD ($)     EXPENSE RATIO (%)
-------------------------------------------------------------------------------------------------------------------------
            ACTUAL        HYPOTHETICAL       ACTUAL        HYPOTHETICAL     ACTUAL     HYPOTHETICAL
-------------------------------------------------------------------------------------------------------------------------
CLASS A    1,000.00         1,000.00         996.52          1,020.52        4.68          4.74               0.93
-------------------------------------------------------------------------------------------------------------------------
CLASS B    1,000.00         1,000.00         992.69          1,016.74        8.44          8.54               1.68
-------------------------------------------------------------------------------------------------------------------------
CLASS C    1,000.00         1,000.00         994.51          1,018.50        6.69          6.77               1.33
-------------------------------------------------------------------------------------------------------------------------
CLASS G    1,000.00         1,000.00         993.70          1,017.74        7.44          7.53               1.48
-------------------------------------------------------------------------------------------------------------------------
CLASS T    1,000.00         1,000.00         996.98          1,021.02        4.18          4.23               0.83
-------------------------------------------------------------------------------------------------------------------------
CLASS Z    1,000.00         1,000.00         997.68          1,021.78        3.42          3.47               0.68


Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor and transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

PORTFOLIO MANAGER'S REPORT _____________________________________________________
                           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
(Sidebar)
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

                  [UP ARROW]                  [UP ARROW]

                                            LEHMAN BROTHERS
                                            3-15 YEAR BLEND
                CLASS A SHARES           MUNICIPAL BOND INDEX
                    0.15%                        1.15%

The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

                                    OBJECTIVE

                        Seeks as high a level of current
                       interest income exempt from federal
                          income tax and, to the extent
                       possible, from the personal income
                     tax of its state, as is consistent with
                        relative stability of principal.

                                TOTAL NET ASSETS

                                 $184.3 million

NET ASSET VALUE PER SHARE
AS OF 10/31/05 ($)

   CLASS A                         10.69
----------------------------------------
   CLASS B                         10.69
----------------------------------------
   CLASS C                         10.69
----------------------------------------
   CLASS G                         10.69
----------------------------------------
   CLASS T                         10.69
----------------------------------------
   CLASS Z                         10.69

DISTRIBUTIONS DECLARED PER SHARE
11/01/04 - 10/31/05 ($)

   CLASS A                          0.37
----------------------------------------
   CLASS B                          0.29
----------------------------------------
   CLASS C                          0.32
----------------------------------------
   CLASS G                          0.31
----------------------------------------
   CLASS T                          0.38
----------------------------------------
   CLASS Z                          0.39


For the 12-month period ended October 31, 2005, class A shares of Columbia Connecticut Intermediate Municipal Bond Fund returned 0.15% without sales charge. Class Z shares returned 0.40%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 1.15%, while the Lipper Other States Intermediate Municipal Debt Funds Category had an average total return of 0.45%. 1

The fund had more exposure than the index to bonds with two- to eight-year maturities, which hampered relative performance because they were among the period's weakest performers. In addition, the fund had less exposure than the index to better performing longer-term bonds with maturities of 12 to 17 years. Unlike the index, the fund did not own California bonds, which outperformed bonds in other states. The fund's higher quality emphasis did not aid performance during this period, when investors favored the added income of lower-quality investment-grade bonds. However, we believe our emphasis on quality is a prudent strategy for the longer term.

On October 31, 2005, the fund's class A shares had a 30-day SEC annualized yield of 2.66%. This equaled a taxable-equivalent yield of 4.28% for shareholders in the 35.0% federal income tax bracket and taxed at the state's applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

IMPROVED FINANCIAL OUTLOOK IN CONNECTICUT

New municipal issuance declined in Connecticut during the past year, reflecting the state's improved financial picture and a lack of deficit financing from previous years. The state benefited from Wall Street's gains as well as an improved economy, which pushed both personal income and sales taxes higher. Connecticut's credit profile remained stable.

PRESSURE FROM RISING SHORT-TERM INTEREST RATES

During the 12-month reporting period, bond returns came under pressure as the Federal Reserve (the Fed) increased the federal funds rate -- an overnight borrowing rate for banks -- from 1.75% to 3.75%. 2 The Fed's actions caused short-term bond prices to decline because yields and bond prices move in opposite directions. Longer-term bonds, whose yields tend to reflect long-term inflation expectations, fared better. Against this backdrop, municipal bonds outperformed Treasury bonds.

The fund benefited from its stake in longer-maturity issues and from a below-index weight in bonds with maturities between one and three years. In addition, the fund's positioning made it slightly more sensitive to interest rate changes than its Lipper peer group, which worked well until Hurricanes Katrina and Rita drove energy prices higher and yields climbed in anticipation of rising inflation.

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

2     On November 1, 2005, the federal funds rate was increased to 4.0%.

________________________________________________________________________________
                           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

(Sidebar)
TOP 5 SECTORS AS OF 10/31/05 (%)

   LOCAL GENERAL OBLIGATIONS        27.8
----------------------------------------
   REFUNDED/ESCROWED                16.2
----------------------------------------
   STATE GENERAL OBLIGATIONS        11.7
----------------------------------------
   SPECIAL NON-PROPERTY TAX          9.0
----------------------------------------
   EDUCATION                         7.9

MATURITY BREAKDOWN AS OF 10/31/05 (%)

   0 - 1 YEARS                       1.0
----------------------------------------
   1 - 3 YEARS                       7.3
----------------------------------------
   3 - 5 YEARS                      13.5
----------------------------------------
   5 - 7 YEARS                      22.1
----------------------------------------
   7 - 10 YEARS                     21.7
----------------------------------------
   10 - 15 YEARS                    22.0
----------------------------------------
   15 - 20 YEARS                     5.7
----------------------------------------
   20 - 25 YEARS                     4.0
----------------------------------------
   25 YEARS AND OVER                 2.6
----------------------------------------
   CASH EQUIVALENT                   0.1

QUALITY BREAKDOWN AS OF 10/31/05 (%)

   AAA                              86.5
----------------------------------------
   AA                               10.4
----------------------------------------
   A                                 1.0
----------------------------------------
   BBB                               2.0
----------------------------------------
   CASH EQUIVALENT                   0.1

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Sector weightings are calculated as a percentage of net assets.

SEC YIELDS AS OF 10/31/05 (%)

   CLASS A                          2.66
----------------------------------------
   CLASS B                          2.04
----------------------------------------
   CLASS C                          2.39
----------------------------------------
   CLASS G                          2.24
----------------------------------------
   CLASS T                          2.75
----------------------------------------
   CLASS Z                          3.04

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 10/31/05 (%)

   CLASS A                          4.28
----------------------------------------
   CLASS B                          3.28
----------------------------------------
   CLASS C                          3.85
----------------------------------------
   CLASS G                          3.61
----------------------------------------
   CLASS T                          4.43
----------------------------------------
   CLASS Z                          4.90

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate and applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.


EMPHASIS ON QUALITY OVER YIELD

The fund maintained its high credit quality with an emphasis on AA- and AAA-rated bonds. Higher quality issues trailed lower investment-grade bonds during the period. With insured AAA-rated bonds representing 60% of the Connecticut municipal market, we found few opportunities to add lower rated investment-grade bonds. Instead we tried to lock in yields by improving the fund's call protection. We decreased the fund's stake in short (one- to three-year) callable bonds, which can be redeemed before maturity. In their place, we added noncallable bonds with 10-year maturities. We gave up a little yield by not owning bonds subject to the Alternative Minimum Tax (AMT), which we try to avoid because the AMT is not indexed to inflation and thus affects more shareholders each year.

OPPORTUNITY AHEAD

We are generally positive on Connecticut's financial outlook in the context of continued solid economic growth and stable-to-rising financial markets. If revenues improve, the state's borrowing needs are likely to ease. Although the state will still require funding for new schools, water and sewer upgrades, and general essential services, the building boom on college campuses may have peaked, which could also reduce borrowing needs. A flattening in new issuance and steady or rising demand could benefit municipal bond prices.

                                   Brian McGreevy has managed the Columbia
                                   tax-exempt bond funds since 1997 and has been with the advisor or its predecessors or affiliate organizations since 1994.


                                   /s/  Brian McGreevy

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PERFORMANCE INFORMATION ________________________________________________________
                                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND
                           (FORMERLY COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND)

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

PERFORMANCE OF A $10,000 INVESTMENT
11/01/95 - 10/31/05 ($)

   SALES CHARGE     WITHOUT        WITH
----------------------------------------
   CLASS A          16,040        15,280
----------------------------------------
   CLASS B          15,574        15,574
----------------------------------------
   CLASS C          15,778        15,778
----------------------------------------
   CLASS G          15,593        15,593
----------------------------------------
   CLASS T          16,064        15,303
----------------------------------------
   CLASS Z          16,229         N/A


GROWTH OF A $10,000 INVESTMENT 11/01/95 - 10/31/05

                                [MOUNTAIN CHART]

   CLASS A SHARES      CLASS A SHARES
   WITHOUT SALES         WITH SALES      LEHMAN BROTHERS 3-15 YEAR
       CHARGE              CHARGE        BLEND MUNICIPAL BOND INDEX
   --------------      --------------    --------------------------
11/1995   10000                 9525                   10000
          10137                 9655                   10127
          10223                 9738                   10197
          10285                 9796                   10294
          10225                 9739                   10254
          10119                 9638                   10145
          10090                 9611                   10122
          10092                 9613                   10109
          10184                 9700                   10197
          10278                 9790                   10287
          10280                 9791                   10291
          10393                 9899                   10393
          10508                10009                   10508
          10694                10186                   10689
          10655                10149                   10652
          10678                10171                   10691
          10771                10259                   10783
          10636                10131                   10654
          10723                10213                   10726
          10874                10357                   10869
          10981                10460                   10975
          11294                10758                   11243
          11198                10666                   11154
          11317                10779                   11276
          11384                10843                   11339
          11448                10904                   11390
          11625                11073                   11538
          11737                11179                   11656
          11722                11166                   11664
          11734                11177                   11669
          11700                11144                   11617
          11880                11316                   11787
          11935                11368                   11831
          11946                11378                   11861
          12139                11563                   12037
          12297                11713                   12183
          12285                11701                   12200
          12328                11742                   12234
          12371                11783                   12272
          12545                11949                   12432
          12444                11853                   12372
          12452                11861                   12378
          12484                11891                   12415
          12385                11797                   12349
          12152                11575                   12180
          12197                11618                   12246
          12097                11522                   12204
          12092                11518                   12236
          11931                11365                   12159
          12096                11522                   12275
          12005                11435                   12215
          11915                11349                   12185
          12046                11474                   12279
          12344                11758                   12481
          12264                11681                   12432
          12172                11594                   12383
          12515                11920                   12674
          12631                12031                   12826
          12817                12208                   12998
          12759                12153                   12952
          12893                12281                   13076
          12949                12334                   13151
          13227                12599                   13426
          13363                12729                   13598
          13393                12757                   13632
          13505                12864                   13745
          13392                12756                   13617
          13503                12862                   13760
          13572                12927                   13841
          13721                13069                   14018
          13924                13263                   14240
          13940                13277                   14230
          14059                13392                   14382
          13926                13264                   14247
          13834                13177                   14134
          14053                13385                   14378
          14199                13524                   14557
          13970                13306                   14276
          14201                13526                   14580
          14270                13592                   14665
          14406                13721                   14832
          14530                13839                   15015
          14653                13957                   15184
          14873                14166                   15483
          14708                14009                   15253
          14636                13941                   15181
          14942                14232                   15498
          14859                14154                   15466
          15115                14397                   15687
          15089                14373                   15695
          15206                14483                   15795
          15561                14822                   16152
          15451                14717                   16078
          14844                14139                   15562
          14989                14277                   15683
          15421                14688                   16147
          15294                14568                   16041
          15453                14719                   16167
          15557                14818                   16290
          15590                14849                   16367
          15869                15115                   16619
          15726                14979                   16533
          15306                14579                   16162
          15294                14567                   16125
          15341                14612                   16183
          15521                14783                   16379
          15819                15067                   16693
          15866                15112                   16762
          15972                15214                   16884
          15766                15017                   16729
          15951                15193                   16903
          16029                15268                   16997
          15942                15185                   16912
          15796                15045                   16784
          16028                15267                   17042
          16123                15357                   17133
          16218                15447                   17227
          16112                15347                   17117
          16269                15496                   17279
          16164                15397                   17177
10/2005   16040                15280                   17082

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/05 (%)


------------------------------------------------------------------------------------------------------------------------------------
   SHARE CLASS            A                     B                   C                    G                     T                Z
------------------------------------------------------------------------------------------------------------------------------------
   INCEPTION          11/25/02              11/25/02             11/25/02             03/01/01              06/26/00        06/14/93
------------------------------------------------------------------------------------------------------------------------------------
   SALES CHARGE   WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH      WITHOUT     WITH     WITHOUT
------------------------------------------------------------------------------------------------------------------------------------
   1-year           0.45       -4.28     -0.20      -3.09      0.25      -0.71     -0.15      -4.96       0.50      -4.24     0.65
------------------------------------------------------------------------------------------------------------------------------------
   5-year           4.47        3.45      3.80       3.80      4.07       4.07      3.83       3.31       4.50       3.48     4.66
------------------------------------------------------------------------------------------------------------------------------------
   10-year          4.84        4.33      4.53       4.53      4.67       4.67      4.54       4.54       4.85       4.35     4.96


AVERAGE ANNUAL TOTAL RETURN AS OF 09/30/05 (%)


------------------------------------------------------------------------------------------------------------------------------------
   SHARE CLASS            A                     B                   C                    G                     T                Z
------------------------------------------------------------------------------------------------------------------------------------
   SALES CHARGE   WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH      WITHOUT     WITH     WITHOUT
------------------------------------------------------------------------------------------------------------------------------------
   1-year           1.88       -2.93      1.22      -1.70      1.68       0.70      1.27      -3.60       1.93      -2.89     2.09
------------------------------------------------------------------------------------------------------------------------------------
   5-year           4.84        3.82      4.19       4.19      4.46       4.46      4.22       3.70       4.87       3.85     5.04
------------------------------------------------------------------------------------------------------------------------------------
   10-year          5.03        4.52      4.73       4.73      4.86       4.86      4.74       4.74       5.05       4.54     5.15


THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A AND CLASS T SHARES THAT WAS IN EFFECT AT THE BEGINNING OF THE PERIOD, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 3.00% FOR CLASS B SHARES, 5.00% FOR CLASS G SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. EFFECTIVE AUGUST 22, 2005, NEW PURCHASES OF CLASS A SHARES HAVE A MAXIMUM INITIAL SALES CHARGE OF 3.25%. PRIOR TO AUGUST 22, 2005, PURCHASES OF CLASS B SHARES HAD A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited elgibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A, class B and class C are newer classes of shares, initially offered on November 25, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, class B and class C shares, respectively). The returns shown for class G and class T shares include the returns of Retail B shares (for class G shares) and Retail A shares (for class T shares) of the Galaxy Intermediate Tax-Exempt Bond Fund (the "Galaxy Intermediate Tax-Exempt Fund") for periods prior to November 25, 2002. The returns shown for class G shares also include the returns for Retail A shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B shares of the Galaxy Intermediate Tax-Exempt Fund (March 1, 2001). Retail A share returns include returns for BKB shares of the Galaxy Intermediate Tax-Exempt Fund for periods prior to June 26, 2001, the date on which the BKB shares were converted to Retail A shares, and returns of the Boston 1784 Tax-Exempt Medium-Term Income Fund (the "1784 Tax-Exempt Fund") (whose shares were initially offered June 14, 1993) for periods prior to June 26, 2000. The returns for class Z shares include returns of the Trust shares of the Galaxy Intermediate Tax-Exempt Fund for periods prior to November 25, 2002, the date on which the class Z shares were initially offered by the fund, and returns of the 1784 Tax-Exempt Fund for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

UNDERSTANDING YOUR EXPENSES ____________________________________________________
                                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

o For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.


As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

05/01/05 - 10/31/05


-------------------------------------------------------------------------------------------------------------------------
              ACCOUNT VALUE AT THE              ACCOUNT VALUE AT THE             EXPENSES PAID         FUND'S ANNUALIZED
           BEGINNING OF THE PERIOD ($)         END OF THE PERIOD ($)         DURING THE PERIOD ($)     EXPENSE RATIO (%)
-------------------------------------------------------------------------------------------------------------------------
            ACTUAL        HYPOTHETICAL        ACTUAL       HYPOTHETICAL     ACTUAL     HYPOTHETICAL
-------------------------------------------------------------------------------------------------------------------------
CLASS A    1,000.00         1,000.00         1,000.91        1,021.07        4.14          4.18               0.82
-------------------------------------------------------------------------------------------------------------------------
CLASS B    1,000.00         1,000.00           997.68        1,017.80        7.40          7.48               1.47
-------------------------------------------------------------------------------------------------------------------------
CLASS C    1,000.00         1,000.00           999.90        1,020.06        5.14          5.19               1.02
-------------------------------------------------------------------------------------------------------------------------
CLASS G    1,000.00         1,000.00           997.88        1,018.05        7.15          7.22               1.42
-------------------------------------------------------------------------------------------------------------------------
CLASS T    1,000.00         1,000.00         1,001.21        1,021.32        3.88          3.92               0.77
-------------------------------------------------------------------------------------------------------------------------
CLASS Z    1,000.00         1,000.00         1,001.92        1,022.08        3.13          3.16               0.62


Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor, transfer agent and distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

PORTFOLIO MANAGER'S REPORT _____________________________________________________
                                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

(Sidebar)
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

                 [UP ARROW]                   [UP ARROW]

                                            LEHMAN BROTHERS
                                            3-15 YEAR BLEND
               CLASS A SHARES            MUNICIPAL BOND INDEX
                   0.45%                         1.15%

The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

                                    OBJECTIVE

                         Seeks to provide investors with
                           current income, exempt from
                         federal income tax, consistent
                          with preservation of capital.

                                TOTAL NET ASSETS

                                $2,166.9 million

NET ASSET VALUE PER SHARE
AS OF 10/31/05 ($)

   CLASS A                         10.31
----------------------------------------
   CLASS B                         10.31
----------------------------------------
   CLASS C                         10.31
----------------------------------------
   CLASS G                         10.31
----------------------------------------
   CLASS T                         10.31
----------------------------------------
   CLASS Z                         10.31

DISTRIBUTIONS DECLARED PER SHARE
11/01/04 - 10/31/05 ($)

   CLASS A                          0.46
----------------------------------------
   CLASS B                          0.39
----------------------------------------
   CLASS C                          0.44
----------------------------------------
   CLASS G                          0.39
----------------------------------------
   CLASS T                          0.46
----------------------------------------
   CLASS Z                          0.48

Distributions include $0.07 per share of taxable realized gains. A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.


For the 12-month period ended October 31, 2005, class A shares of Columbia Intermediate Municipal Bond Fund returned 0.45% without sales charge. Class Z shares returned 0.65%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 1.15%, while the Lipper Intermediate Municipal Debt Funds Category had an average return of 0.65%. 1

The fund trailed the Lehman index because it had more exposure to bonds with two- to eight-year maturities, which were weak performers. The fund also had less exposure than the index to California municipal issues, which posted strong returns. The fund's higher quality emphasis did not aid performance during this period, when investors favored the added income of lower-quality investment-grade bonds. However, we believe our emphasis on quality is a prudent strategy for the longer term.

On October 31, 2005, the fund's class A shares had a 30-day SEC annualized yield of 3.26%. This equaled a taxable-equivalent yield of 5.01% for shareholders in the 35.0% federal income tax bracket. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

LONGER-MATURITY BONDS OUTPACED SHORTER-MATURITY ISSUES

During the 12-month reporting period, bond returns came under pressure as the Federal Reserve increased the federal funds rate -- a key short-term borrowing rate -- from 1.75% to 3.75%. 2 Bond prices, which move in the opposite direction of interest rates, declined on shorter-term issues. Longer-term bonds with maturities of 12 or more years fared better amid a tame inflation outlook. As interest rates rose, municipal bonds outperformed Treasury bonds. Municipal issuers benefited from increased tax revenues, fueled by a growing economy and rising property values. During 2005, new issuance remained strong nationwide, with California and New York topping the list.

FOCUS WAS ON LONGER-INTERMEDIATE MATURITIES AND HIGHER QUALITY

The fund had a significant investment in bonds with longer-intermediate maturities--between 12 and 15 years. These securities contributed positively to performance as they outperformed shorter-maturity issues and added income. However, investments in bonds with two- to eight-year maturities offset some of these gains. They lost ground as short-term interest rates rose. We sold some bonds with short maturities and bonds that were callable (or redeemable) in the near term, which benefited performance. We used the proceeds to buy noncallable bonds and bonds with longer-term call features that could help lock in yields.

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

2     On November 1, the federal funds rate was increased to 4.0%.

________________________________________________________________________________
                                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND


TOP 5 SECTORS AS OF 10/31/05 (%)
(Sidebar)
   LOCAL GENERAL OBLIGATIONS        18.9
----------------------------------------
   REFUNDED/ESCROWED                15.1
----------------------------------------
   SPECIAL NON-PROPERTY TAX          9.3
----------------------------------------
   STATE GENERAL OBLIGATIONS         7.8
----------------------------------------
   HOSPITALS                         7.5

MATURITY BREAKDOWN AS OF 10/31/05 (%)

   0 - 1 YEARS                       0.8
----------------------------------------
   1 - 3 YEARS                       8.2
----------------------------------------
   3 - 5 YEARS                      15.7
----------------------------------------
   5 - 7 YEARS                      21.4
----------------------------------------
   7 - 10 YEARS                     19.3
----------------------------------------
   10 - 15 YEARS                    25.1
----------------------------------------
   15 - 20 YEARS                     4.7
----------------------------------------
   20 - 25 YEARS                     2.9
----------------------------------------
   25 YEARS AND OVER                 1.3
----------------------------------------
   CASH EQUIVALENT                   0.6

QUALITY BREAKDOWN AS OF 10/31/05 (%)

   AAA                              65.2
----------------------------------------
   AA                               21.0
----------------------------------------
   A                                 6.6
----------------------------------------
   BBB                               6.5
----------------------------------------
   NON-RATED                         0.1
----------------------------------------
   CASH EQUIVALENT                   0.6

Quality and maturity breakdowns are calculated as a percentage of total investments.

Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies:
Standard and Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Sector weightings are calculated as a percentage of net assets.

SEC YIELDS AS OF 10/31/05 (%)

   CLASS A                          3.26
----------------------------------------
   CLASS B                          2.77
----------------------------------------
   CLASS C                          3.22
----------------------------------------
   CLASS G                          2.81
----------------------------------------
   CLASS T                          3.30
----------------------------------------
   CLASS Z                          3.62

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 10/31/05 (%)

   CLASS A                          5.01
----------------------------------------
   CLASS B                          4.26
----------------------------------------
   CLASS C                          4.95
----------------------------------------
   CLASS G                          4.33
----------------------------------------
   CLASS T                          5.08
----------------------------------------
   CLASS Z                          5.57

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate and applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.


The fund remained focused on high quality investment-grade issues, particularly general obligation and essential service bonds. However, we invested selectively in lower-quality investment-grade bonds, including hospital and education bonds, to add income to the fund.

MERGERS ADDED SHORTER-MATURITY ISSUES AND AMT PAPER

Columbia Intermediate Tax-Exempt Bond Fund merged with Columbia Pennsylvania Intermediate Municipal Bond Fund, Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund and Nations Tennessee Intermediate Municipal Bond Fund and was renamed Columbia Intermediate Municipal Bond Fund on September 23, 2005. As a result of these mergers, the fund had a higher concentration of bonds with maturities of 10 years or less. It also inherited some bonds subject to the Alternative Minimum Tax (AMT). In the past, we have avoided bonds subject to the AMT because the AMT is not indexed to inflation and thus affects more shareholders each year.

POSITIVE OUTLOOK FOR MUNICIPAL MARKETS

We expect interest rates to remain relatively low, which would likely aid the bond market. In addition, we believe that new municipal issuance could diminish if bond refundings decline. Bonds are refunded when an existing issue is retired through the sale of a new issue, typically at a lower rate. However, we expect supply to remain ample as states continue borrowing for infrastructure needs, school projects and essential service revenue projects. If demand from investors in higher-income tax brackets remains steady or climbs, any reduction in supply could aid bond prices. While we believe that core inflation will most likely remain stable, we plan to monitor the impact of energy costs, which could fluctuate depending upon demand and weather conditions this winter.

                                   Susan Sanderson has managed the Columbia tax-exempt bond funds since 1993 and has been with the advisor or its predecessors or affiliate organizations since 1985.


                                   /s/ Susan Sanderson

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Your fund is actively managed and the composition of its portfolio will change over time.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PERFORMANCE INFORMATION ________________________________________________________
                         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

PERFORMANCE OF A $10,000 INVESTMENT
11/01/95 - 10/31/05 ($)

   SALES CHARGE    WITHOUT         WITH
----------------------------------------
   CLASS A          15,771        15,202
----------------------------------------
   CLASS B          15,242        15,242
----------------------------------------
   CLASS C          15,399        15,399
----------------------------------------
   CLASS G          15,336        15,336
----------------------------------------
   CLASS T          15,822        15,069
----------------------------------------
   CLASS Z          15,953         N/A


GROWTH OF A $10,000 INVESTMENT 11/01/95 - 10/31/05

                                [MOUNTAIN CHART]

   CLASS A SHARES      CLASS A SHARES
   WITHOUT SALES         WITH SALES      LEHMAN BROTHERS 3-15 YEAR
       CHARGE              CHARGE        BLEND MUNICIPAL BOND INDEX
   --------------      --------------    --------------------------
11/1995   10000                 9525                   10000
          10129                 9648                   10127
          10219                 9734                   10197
          10249                 9762                   10294
          10195                 9711                   10254
          10083                 9604                   10145
          10041                 9564                   10122
          10051                 9574                   10109
          10142                 9661                   10197
          10236                 9750                   10287
          10215                 9730                   10291
          10319                 9828                   10393
          10434                 9938                   10508
          10611                10107                   10689
          10559                10058                   10652
          10602                10098                   10691
          10693                10185                   10783
          10565                10063                   10654
          10648                10142                   10726
          10786                10274                   10869
          10893                10376                   10975
          11163                10633                   11243
          11098                10570                   11154
          11215                10682                   11276
          11280                10744                   11339
          11344                10806                   11390
          11499                10953                   11538
          11609                11058                   11656
          11605                11053                   11664
          11615                11063                   11669
          11569                11019                   11617
          11748                11190                   11787
          11780                11220                   11831
          11801                11240                   11861
          11969                11401                   12037
          12126                11550                   12183
          12102                11527                   12200
          12144                11568                   12234
          12177                11599                   12272
          12337                11751                   12432
          12273                11690                   12372
          12282                11699                   12378
          12314                11729                   12415
          12229                11648                   12349
          12025                11454                   12180
          12082                11508                   12246
          11997                11427                   12204
          11981                11412                   12236
          11859                11296                   12159
          11999                11429                   12275
          11913                11347                   12215
          11839                11277                   12185
          11968                11400                   12279
          12222                11641                   12481
          12145                11568                   12432
          12044                11472                   12383
          12382                11794                   12674
          12545                11949                   12826
          12701                12098                   12998
          12633                12033                   12952
          12765                12159                   13076
          12834                12225                   13151
          13094                12472                   13426
          13240                12611                   13598
          13268                12638                   13632
          13364                12729                   13745
          13242                12613                   13617
          13352                12718                   13760
          13433                12795                   13841
          13593                12948                   14018
          13781                13126                   14240
          13799                13143                   14230
          13921                13260                   14382
          13782                13128                   14247
          13682                13032                   14134
          13883                13223                   14378
          14016                13350                   14557
          13771                13117                   14276
          14027                13361                   14580
          14086                13417                   14665
          14276                13598                   14832
          14414                13730                   15015
          14525                13835                   15184
          14743                14043                   15483
          14571                13879                   15253
          14505                13816                   15181
          14832                14127                   15498
          14753                14052                   15466
          14963                14252                   15687
          14951                14240                   15695
          15063                14347                   15795
          15352                14623                   16152
          15269                14544                   16078
          14742                14042                   15562
          14881                14174                   15683
          15271                14545                   16147
          15156                14436                   16041
          15283                14557                   16167
          15369                14639                   16290
          15398                14667                   16367
          15640                14897                   16619
          15512                14775                   16533
          15129                14410                   16162
          15115                14397                   16125
          15144                14424                   16183
          15316                14589                   16379
          15604                14863                   16693
          15662                14918                   16762
          15748                15000                   16884
          15575                14835                   16729
          15742                14994                   16903
          15800                15049                   16997
          15715                14968                   16912
          15554                14815                   16784
          15792                15042                   17042
          15896                15141                   17133
          15985                15226                   17227
          15851                15098                   17117
          16016                15255                   17279
          15898                15142                   17177
10/2005   15771                15020                   17082

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Massachusetts Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/05 (%)


------------------------------------------------------------------------------------------------------------------------------------
   SHARE CLASS            A                     B                   C                    G                     T                Z
------------------------------------------------------------------------------------------------------------------------------------
   INCEPTION          12/09/02              12/09/02             12/09/02             03/01/01              06/26/00        06/14/93
------------------------------------------------------------------------------------------------------------------------------------
   SALES CHARGE   WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH      WITHOUT     WITH     WITHOUT
------------------------------------------------------------------------------------------------------------------------------------
   1-year           0.18       -4.56     -0.57      -3.47     -0.22      -1.19     -0.37      -5.20       0.28      -4.47     0.43
------------------------------------------------------------------------------------------------------------------------------------
   5-year           4.32        3.31      3.61       3.61      3.83       3.83      3.74       3.22       4.39       3.38     4.56
------------------------------------------------------------------------------------------------------------------------------------
   10-year          4.66        4.15      4.30       4.30      4.41       4.41      4.37       4.37       4.70       4.19     4.78


AVERAGE ANNUAL TOTAL RETURN AS OF 09/30/05 (%)


------------------------------------------------------------------------------------------------------------------------------------
   SHARE CLASS            A                     B                   C                    G                     T                Z
------------------------------------------------------------------------------------------------------------------------------------
   SALES CHARGE   WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH      WITHOUT     WITH     WITHOUT
------------------------------------------------------------------------------------------------------------------------------------
   1-year           1.50       -3.32      0.74      -2.19      1.10       0.12      0.94      -3.94       1.60      -3.22     1.75
------------------------------------------------------------------------------------------------------------------------------------
   5-year           4.70        3.69      4.00       4.00      4.21       4.21      4.13       3.61       4.77       3.76     4.94
------------------------------------------------------------------------------------------------------------------------------------
   10-year          4.84        4.32      4.49       4.49      4.59       4.59      4.55       4.55       4.87       4.36     4.95


THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A AND CLASS T SHARES THAT WAS IN EFFECT AT THE BEGINNING OF THE PERIOD, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 3.00% FOR CLASS B SHARES, 5.00% FOR CLASS G SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. EFFECTIVE AUGUST 22, 2005, NEW PURCHASES OF CLASS A SHARES HAVE A MAXIMUM INITIAL SALES CHARGE OF 3.25%. PRIOR TO AUGUST 22, 2005, PURCHASES OF CLASS B SHARES HAD A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A, class B and class C are newer classes of shares, initially offered on December 9, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, class B and class C shares, respectively). The returns for the class G and class T shares include the returns of Retail B shares (for class G shares) and Retail A shares (for class T shares) of the Galaxy Massachusetts Intermediate Municipal Bond Fund (the "Galaxy Massachusetts Fund") for periods prior to December 9, 2002. The returns shown for class G shares also include the returns of Retail A shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B shares of the Galaxy Massachusetts Fund (March 1, 2001). Retail A share returns include returns for BKB shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2001, the date on which BKB shares were converted into Retail A shares, and returns of the Boston 1784 Massachusetts Tax-Exempt Income Fund (the "1784 Massachusetts Fund") (whose shares were initially offered on June 14,
1993) for periods prior to June 26, 2000. The returns for class Z shares include returns of the Trust shares of the Galaxy Massachusetts Fund for periods prior to December 9, 2002, the date on which class Z shares were initially offered by the fund, and returns of the 1784 Massachusetts Fund for periods prior to June 26, 2000. The returns have not been restated to reflect any expense differential (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of newer classes would have been lower.

UNDERSTANDING YOUR EXPENSES ____________________________________________________
                         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

o For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.


As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

05/01/05 - 10/31/05


-------------------------------------------------------------------------------------------------------------------------
              ACCOUNT VALUE AT THE              ACCOUNT VALUE AT THE             EXPENSES PAID         FUND'S ANNUALIZED
           BEGINNING OF THE PERIOD ($)         END OF THE PERIOD ($)         DURING THE PERIOD ($)     EXPENSE RATIO (%)
-------------------------------------------------------------------------------------------------------------------------
            ACTUAL        HYPOTHETICAL        ACTUAL       HYPOTHETICAL     ACTUAL     HYPOTHETICAL
-------------------------------------------------------------------------------------------------------------------------
CLASS A    1,000.00         1,000.00           999.09        1,020.67        4.53          4.58               0.90
-------------------------------------------------------------------------------------------------------------------------
CLASS B    1,000.00         1,000.00           995.31        1,016.89        8.30          8.39               1.65
-------------------------------------------------------------------------------------------------------------------------
CLASS C    1,000.00         1,000.00           996.98        1,018.65        6.54          6.61               1.30
-------------------------------------------------------------------------------------------------------------------------
CLASS G    1,000.00         1,000.00           996.32        1,017.90        7.30          7.37               1.45
-------------------------------------------------------------------------------------------------------------------------
CLASS T    1,000.00         1,000.00           999.60        1,021.17        4.03          4.08               0.80
-------------------------------------------------------------------------------------------------------------------------
CLASS Z    1,000.00         1,000.00         1,000.30        1,021.93        3.28          3.31               0.65


Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor and transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

PORTFOLIO MANAGER'S REPORT _____________________________________________________
                         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

(Sidebar)
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

                [UP ARROW]                    [UP ARROW]

                                            LEHMAN BROTHERS
                                            3-15 YEAR BLEND
              CLASS A SHARES             MUNICIPAL BOND INDEX
                   0.18%                         1.15%

The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

                                    OBJECTIVE

                        Seeks as high a level of current
                       interest income exempt from federal
                          income tax and, to the extent
                       possible, from the personal income
                     tax of its state, as is consistent with
                        relative stability of principal.

                                TOTAL NET ASSETS

                                 $320.9 million

NET ASSET VALUE PER SHARE
AS OF 10/31/05 ($)

   CLASS A                         10.49
----------------------------------------
   CLASS B                         10.49
----------------------------------------
   CLASS C                         10.49
----------------------------------------
   CLASS G                         10.49
----------------------------------------
   CLASS T                         10.49
----------------------------------------
   CLASS Z                         10.49

DISTRIBUTIONS DECLARED PER SHARE
11/01/04 - 10/31/05 ($)

   CLASS A                          0.40
----------------------------------------
   CLASS B                          0.32
----------------------------------------
   CLASS C                          0.36
----------------------------------------
   CLASS G                          0.34
----------------------------------------
   CLASS T                          0.41
----------------------------------------
   CLASS Z                          0.43

Distributions include $0.03 per share of taxable realized gains. A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.


For the 12-month period ended October 31, 2005, class A shares of Columbia Massachusetts Intermediate Municipal Bond Fund returned 0.18% without sales charge. Class Z shares returned 0.43%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 1.15%, while the Lipper Massachusetts Intermediate Municipal Debt Funds Category had an average total return of 0.23%. 1

While the fund benefited from its focus on longer-intermediate maturity bonds, it had more exposure to bonds with two- to eight-year maturities and no exposure to California municipal bonds, which hampered returns relative to the index. California bonds posted the strongest returns of any state in the index. An emphasis on quality further hindered relative returns, as the best gains came from lower quality investment-grade and non-rated bonds that offered a yield advantage over higher-quality bonds. However, we plan to keep our focus on higher quality bonds, which we believe is a prudent long-term strategy for the fund.

On October 31, 2005, the fund's class A shares had a 30-day SEC annualized yield of 2.71%. This equaled a taxable-equivalent yield of 4.41% for shareholders in the 35.0% federal income tax bracket and taxed at the state's applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

STABILIZED STATE FINANCES

New municipal issuance rose in the Commonwealth of Massachusetts, as it borrowed to fund infrastructure and education projects. State finances improved during the first half of the period, then remained stable. Employment growth was modest. Steady employment growth in the health care and education industries was offset by weakness in the financial and technology sectors. Mergers further reduced job creation. The state's unemployment rate, however, remained below the national average. Part of the Commonwealth's low unemployment rate can be attributed to a contracting labor market.

IMPACT OF RISING INTEREST RATES

During the 12-month reporting period, bond returns came under pressure as the Federal Reserve gradually increased the federal funds rate -- a key short-term borrowing rate -- from 1.75% to 3.75%. 2 Bond prices, which move in the opposite direction of interest rates, declined on shorter-term issues. However, bonds with maturities of 12 or more years fared better as the long-term inflation outlook remained tame. Against this backdrop, municipal bonds outperformed Treasury bonds.

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

2     The federal funds rate was increased to 4.0% on November 1, 2005.

________________________________________________________________________________
                         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

(Sidebar)
TOP 5 SECTORS AS OF 10/31/05 (%)

   LOCAL GENERAL OBLIGATIONS        17.0
----------------------------------------
   EDUCATION                        16.8
----------------------------------------
   REFUNDED/ESCROWED                12.7
----------------------------------------
   SPECIAL NON-PROPERTY TAX          9.6
----------------------------------------
   STATE GENERAL OBLIGATIONS         8.9

MATURITY BREAKDOWN AS OF 10/31/05 (%)

   1 - 3 YEARS                       3.4
----------------------------------------
   3 - 5 YEARS                      15.6
----------------------------------------
   5 - 7 YEARS                      15.6
----------------------------------------
   7 - 10 YEARS                     25.5
----------------------------------------
   10 - 15 YEARS                    25.5
----------------------------------------
   15 - 20 YEARS                     5.0
----------------------------------------
   20 - 25 YEARS                     2.0
----------------------------------------
   25 YEARS AND OVER                 3.5
----------------------------------------
   CASH EQUIVALENT                   3.9

QUALITY BREAKDOWN AS OF 10/31/05 (%)

   AAA                              70.6
----------------------------------------
   AA                               21.5
----------------------------------------
   A                                 2.8
----------------------------------------
   BBB                               1.2
----------------------------------------
   CASH EQUIVALENT                   3.9

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Sector weightings are calculated as a percentage of net assets.

SEC YIELDS AS OF 10/31/05 (%)

   CLASS A                          2.71
----------------------------------------
   CLASS B                          2.09
----------------------------------------
   CLASS C                          2.44
----------------------------------------
   CLASS G                          2.29
----------------------------------------
   CLASS T                          2.80
----------------------------------------
   CLASS Z                          3.09

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 10/31/05 (%)

   CLASS A                          4.41
----------------------------------------
   CLASS B                          3.40
----------------------------------------
   CLASS C                          3.98
----------------------------------------
   CLASS G                          3.73
----------------------------------------
   CLASS T                          4.56
----------------------------------------
   CLASS Z                          5.04

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate and applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.


FOCUS ON BONDS WITH LONGER-INTERMEDIATE MATURITIES

The fund had a significant investment in bonds with longer-intermediate maturities--between 12 and 15 years, which contributed positively to performance. However, they were partially offset by weak performance from bonds with two- to eight-year maturities, which were weak performers. We sold some of the fund's short maturities as well as callable (or redeemable) bonds, which helped performance. We used the proceeds to buy noncallable bonds and bonds with call features that could help lock in yields. Our decision to lower the fund's sensitivity to interest rate changes further aided returns.

EMPHASIS ON HIGH QUALITY WITH SEARCH FOR ADDED INCOME

We maintained the fund's high credit quality but also looked for opportunities to add higher-yielding, lower quality investment grade bonds that could boost the fund's income. Lower quality investment grade issues, however, remained scarce in Massachusetts. The fund continued to avoid bonds subject to the Alternative Minimum Tax, which affects more taxpayers each year because it is not indexed to inflation.

LOOKING AHEAD

We expect interest rates to remain relatively low, which would likely aid the bond market. While new municipal issuance in Massachusetts could diminish with a reduction in bond refundings, supply should remain ample as the state continues to borrow for infrastructure, school, and essential service revenue projects. Bonds are refunded when an existing issue is retired through the sale of a new issue, typically at a lower rate. Although debt levels in Massachusetts are among the highest of all states, we do not anticipate much of a change in the state's credit rating.

                                   Susan Sanderson has managed the Columbia tax-exempt bond funds since 1993 and has been with the advisor or its predecessors or affiliate organizations since 1985.


                                   /s/ Susan Sanderson

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PERFORMANCE INFORMATION ________________________________________________________
                            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

PERFORMANCE OF A $10,000 INVESTMENT
04/03/98 - 10/31/05 ($)

   SALES CHARGE     WITHOUT        WITH
----------------------------------------
   CLASS A          13,629        12,980
----------------------------------------
   CLASS B          13,151        13,151
----------------------------------------
   CLASS C          13,289        13,289
----------------------------------------
   CLASS G          13,231        13,231
----------------------------------------
   CLASS T          13,666        13,016
----------------------------------------
   CLASS Z          13,836          N/A


GROWTH OF A $10,000 INVESTMENT 04/03/98 - 10/31/05

                                [MOUNTAIN CHART]

                       CLASS A SHARES
   CLASS A SHARES        WITH SALES       LEHMAN BROTHERS 3-15 YEAR
WITHOUT SALES CHARGE       CHARGE        BLEND MUNICIPAL BOND INDEX
--------------------   --------------    --------------------------
04/1998   10000                9525                    10000
           9957                9484                     9915
          10116                9636                    10060
          10124                9643                    10097
          10125                9644                    10123
          10277                9789                    10273
          10430                9935                    10397
          10435                9939                    10412
          10455                9959                    10441
          10466                9969                    10473
          10631               10126                    10611
          10515               10016                    10559
          10505               10006                    10564
          10525               10025                    10596
          10431                9936                    10539
          10254                9767                    10395
          10296                9807                    10451
          10223                9737                    10416
          10223                9737                    10443
          10098                9618                    10377
          10236                9750                    10477
          10132                9651                    10425
          10069                9591                    10399
          10165                9682                    10479
          10393                9899                    10652
          10288                9799                    10611
          10196                9712                    10568
          10512               10013                    10817
          10656               10150                    10946
          10802               10289                    11093
          10730               10220                    11054
          10866               10350                    11160
          10946               10426                    11224
          11205               10673                    11458
          11299               10762                    11605
          11321               10784                    11634
          11414               10872                    11731
          11283               10747                    11622
          11387               10846                    11744
          11456               10912                    11813
          11605               11054                    11964
          11790               11230                    12153
          11770               11211                    12145
          11900               11335                    12275
          11731               11174                    12159
          11605               11053                    12063
          11804               11244                    12271
          11955               11387                    12424
          11715               11159                    12184
          11952               11384                    12444
          12026               11455                    12516
          12171               11593                    12659
          12328               11743                    12814
          12463               11871                    12959
          12749               12144                    13214
          12501               11907                    13018
          12441               11850                    12956
          12747               12141                    13227
          12659               12058                    13199
          12875               12264                    13388
          12871               12260                    13395
          12941               12326                    13481
          13254               12625                    13785
          13151               12526                    13722
          12618               12019                    13281
          12723               12118                    13385
          13138               12514                    13781
          13021               12402                    13690
          13153               12529                    13798
          13240               12611                    13903
          13261               12632                    13969
          13496               12855                    14184
          13379               12743                    14110
          13048               12429                    13794
          13021               12402                    13762
          13057               12437                    13812
          13221               12593                    13979
          13447               12808                    14247
          13482               12841                    14306
          13568               12923                    14410
          13424               12786                    14277
          13564               12919                    14426
          13652               13003                    14507
          13586               12941                    14434
          13442               12804                    14324
          13651               13002                    14545
          13741               13088                    14622
          13805               13150                    14703
          13711               13060                    14609
          13869               13210                    14747
          13736               13084                    14660
10/2005   13629               12980                    14577

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia New Jersey Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Index performance is from April 3, 1998.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/05 (%)


------------------------------------------------------------------------------------------------------------------------------------
   SHARE CLASS            A                     B                   C                    G                     T                Z
------------------------------------------------------------------------------------------------------------------------------------
   INCEPTION          11/18/02              11/18/02             11/18/02             03/01/01              04/03/98        04/03/98
------------------------------------------------------------------------------------------------------------------------------------
   SALES CHARGE   WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH      WITHOUT     WITH     WITHOUT
------------------------------------------------------------------------------------------------------------------------------------
   1-year           0.44       -4.35     -0.30      -3.21      0.04      -0.92     -0.10      -4.94       0.55      -4.25     0.70
------------------------------------------------------------------------------------------------------------------------------------
   5-year           4.64        3.63      3.89       3.89      4.11       4.11      4.02       3.50       4.69       3.69     4.86
------------------------------------------------------------------------------------------------------------------------------------
   Life             4.17        3.50      3.68       3.68      3.82       3.82      3.76       3.76       4.21       3.54     4.38


AVERAGE ANNUAL TOTAL RETURN AS OF 09/30/05 (%)


------------------------------------------------------------------------------------------------------------------------------------
   SHARE CLASS            A                     B                   C                    G                     T                Z
------------------------------------------------------------------------------------------------------------------------------------
   SALES CHARGE   WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH      WITHOUT     WITH     WITHOUT
------------------------------------------------------------------------------------------------------------------------------------
   1-year           1.89       -2.99      1.13      -1.81      1.48       0.50      1.33      -3.58       1.99      -2.89     2.15
------------------------------------------------------------------------------------------------------------------------------------
   5-year           5.07        4.05      4.33       4.33      4.55       4.55      4.46       3.95       5.12       4.10     5.29
------------------------------------------------------------------------------------------------------------------------------------
   Life             4.33        3.65      3.84       3.84      3.98       3.98      3.92       3.92       4.36       3.69     4.54


THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A AND CLASS T SHARES THAT WAS IN EFFECT AT THE BEGINNING OF THE PERIOD, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 3.00% FOR CLASS B SHARES, 5.00% FOR CLASS G SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. EFFECTIVE AUGUST 22, 2005, NEW PURCHASES OF CLASS A SHARES HAVE A MAXIMUM INITIAL SALES CHARGE OF 3.25%. PRIOR TO AUGUST 22, 2005, PURCHASES OF CLASS B SHARES HAD A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A, class B and class C are newer classes of shares, initially offered on November 18, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, class B and class C shares, respectively). The returns for class T and class G shares include the returns of Retail A shares (for class
T) and Retail B shares (for class G) of the Galaxy New Jersey Municipal Bond Fund (the "Galaxy New Jersey Fund") for periods prior to November 18, 2002. Retail A shares were initially offered on April 3, 1998. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. The returns shown for class G shares also include the returns of Retail A shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B shares of the Galaxy New Jersey Fund (March 1, 2001). Class G shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for class G shares exceed expenses paid by Retail A shares. The returns shown for class Z shares include returns of the Trust shares of the Galaxy New Jersey Fund, whose shares were initially offered on April 3, 1998, for periods prior to November 18, 2002, the date on which class Z shares were initially offered by the fund.

UNDERSTANDING YOUR EXPENSES ____________________________________________________
                            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND


ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

o For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.


As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

05/01/05 - 10/31/05


-------------------------------------------------------------------------------------------------------------------------
              ACCOUNT VALUE AT THE              ACCOUNT VALUE AT THE             EXPENSES PAID         FUND'S ANNUALIZED
           BEGINNING OF THE PERIOD ($)         END OF THE PERIOD ($)         DURING THE PERIOD ($)     EXPENSE RATIO (%)
-------------------------------------------------------------------------------------------------------------------------
            ACTUAL        HYPOTHETICAL       ACTUAL        HYPOTHETICAL     ACTUAL      HYPOTHETICAL
-------------------------------------------------------------------------------------------------------------------------
CLASS A    1,000.00         1,000.00         998.29          1,019.91        5.29          5.35               1.05
-------------------------------------------------------------------------------------------------------------------------
CLASS B    1,000.00         1,000.00         994.51          1,016.13        9.05          9.15               1.80
-------------------------------------------------------------------------------------------------------------------------
CLASS C    1,000.00         1,000.00         996.22          1,017.90        7.30          7.37               1.45
-------------------------------------------------------------------------------------------------------------------------
CLASS G    1,000.00         1,000.00         995.51          1,017.14        8.05          8.13               1.60
-------------------------------------------------------------------------------------------------------------------------
CLASS T    1,000.00         1,000.00         998.79          1,020.42        4.79          4.84               0.95
-------------------------------------------------------------------------------------------------------------------------
CLASS Z    1,000.00         1,000.00         999.50          1,021.17        4.03          4.08               0.80


Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor and transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

PORTFOLIO MANAGER'S REPORT _____________________________________________________
                            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
(Sidebar)
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

                  [UP ARROW]                  [UP ARROW]

                                            LEHMAN BROTHERS
                                            3-15 YEAR BLEND
                CLASS A SHARES           MUNICIPAL BOND INDEX
                    0.44%                        1.15%

The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

                                    OBJECTIVE

                        Seeks as high a level of current
                       interest income exempt from federal
                          income tax and, to the extent
                       possible, from the personal income
                     tax of its state, as is consistent with
                        relative stability of principal.

                                TOTAL NET ASSETS

                                  $75.2 million

NET ASSET VALUE PER SHARE
AS OF 10/31/05 ($)

   CLASS A                         10.23
----------------------------------------
   CLASS B                         10.23
----------------------------------------
   CLASS C                         10.23
----------------------------------------
   CLASS G                         10.23
----------------------------------------
   CLASS T                         10.23
----------------------------------------
   CLASS Z                         10.23

DISTRIBUTIONS DECLARED PER SHARE
11/01/04 - 10/31/05 ($)

   CLASS A                         0.39
----------------------------------------
   CLASS B                         0.31
----------------------------------------
   CLASS C                         0.35
----------------------------------------
   CLASS G                         0.33
----------------------------------------
   CLASS T                         0.40
----------------------------------------
   CLASS Z                         0.41

Distributions include $0.04 per share of taxable realized gains. A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.


For the 12-month period ended October 31, 2005, class A shares of Columbia New Jersey Intermediate Municipal Bond Fund returned 0.44% without sales charge. Class Z shares returned 0.70%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 1.15%, while the Lipper Other States Intermediate Municipal Debt Funds Category had an average total return of 0.45%. 1

The fund's emphasis on longer-maturity bonds within the intermediate universe as well as a small position in lower quality investment-grade bonds aided performance. The fund trailed the Lehman Brothers Index largely because it did not own California bonds, which were top performers over the year. In addition, the fund was more sensitive than the index to interest rate changes, which hampered returns late in the period amid expectations that rising energy prices would drive up inflation rates.

On October 31, 2005, the fund's class A shares had a 30-day SEC annualized yield of 2.66%. This equaled a taxable-equivalent yield of 4.37% for shareholders in the 35.0% federal income tax bracket and taxed at the state's applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

MIXED FISCAL PICTURE

New Jersey borrowed heavily over the past year to fund infrastructure, education and essential services projects. A progressive tax structure and the relocation of some high-paying jobs from Wall Street to New Jersey helped strengthen the local economy, which also benefited from below-average unemployment. The state, however, continued to struggle with structural imbalances, relying on one-time fixes to balance its budget. This short-term approach concerned the ratings agencies, which did not upgrade the state's credit rating. In 2005, a state Supreme Court ruling limited the use of deficit financing as a tool to balance the budget.

PRESSURE FROM RISING SHORT-TERM INTEREST RATES

The fund benefited from owning longer intermediate-maturity bonds, which did better than shorter-maturity bonds as the Federal Reserve gradually increased the federal funds rate -- a key short-term borrowing rate -- from 1.75% to 3.75%. 2 Short-term bond prices declined as interest rates rose. Longer-maturity bonds fared better because their yields are more closely tied to the long-term outlook for inflation. Over the 12-month period, municipal bonds outperformed Treasury bonds, which tend to be more sensitive to changing interest rates.

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

2     The federal funds rate was increased to 4.0% on November 1, 2005.

________________________________________________________________________________
                            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

(Sidebar)
TOP 5 SECTORS AS OF 10/31/05 (%)

   LOCAL GENERAL OBLIGATIONS        23.3
----------------------------------------
   STATE APPROPRIATED               15.3
----------------------------------------
   REFUNDED/ESCROWED                12.3
----------------------------------------
   STATE GENERAL OBLIGATIONS         6.2
----------------------------------------
   POOL/BOND BANK                    5.8

MATURITY BREAKDOWN AS OF 10/31/05 (%)

   0 - 1 YEARS                       1.2
----------------------------------------
   1 - 3 YEARS                       3.6
----------------------------------------
   3 - 5 YEARS                      17.0
----------------------------------------
   5 - 7 YEARS                      11.8
----------------------------------------
   7 - 10 YEARS                     16.5
----------------------------------------
   10 - 15 YEARS                    35.7
----------------------------------------
   15 - 20 YEARS                     9.3
----------------------------------------
   20 - 25 YEARS                     2.2
----------------------------------------
   25 YEARS AND OVER                 0.4
----------------------------------------
   CASH EQUIVALENT                   2.3

QUALITY BREAKDOWN AS OF 10/31/05 (%)

   AAA                              71.5
----------------------------------------
   AA                               12.5
----------------------------------------
   A                                 4.0
----------------------------------------
   BBB                               8.1
----------------------------------------
   NON RATED                         1.6
----------------------------------------
   CASH EQUIVALENT                   2.3

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Sector weightings are calculated as a percentage of net assets.

SEC YIELDS AS OF 10/31/05 (%)

   CLASS A                          2.66
----------------------------------------
   CLASS B                          2.05
----------------------------------------
   CLASS C                          2.40
----------------------------------------
   CLASS G                          2.24
----------------------------------------
   CLASS T                          2.76
----------------------------------------
   CLASS Z                          3.05

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 10/31/05 (%)

   CLASS A                          4.37
----------------------------------------
   CLASS B                          3.36
----------------------------------------
   CLASS C                          3.94
----------------------------------------
   CLASS G                          3.69
----------------------------------------
   CLASS T                          4.53
----------------------------------------
   CLASS Z                          5.01

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate and applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.


HIGH QUALITY FOCUS MIXED WITH ADDED INCOME OPPORTUNITIES

The fund maintained its emphasis on quality, which included long-term investments in insured bonds. To add income, we boosted investments in lower quality investment-grade issues, including tobacco, student housing and hospital bonds. Tobacco bonds are issued by the state and secured by revenues from a financial settlement it has with tobacco companies to help pay cigarette-related health costs and fund anti-smoking campaigns. To lock in attractive yields, the fund also owned noncallable bonds, which cannot be redeemed before their due dates. We continued to forego the added yield offered by bonds subject to the Alternative Minimum Tax. This tax affects more taxpayers each year because it is not indexed to inflation.

LOOKING AHEAD WITH CAUTIOUS OPTIMISM

We believe the state Supreme Court's recent ruling to limit deficit financing will eventually help New Jersey improve its balance sheet. Until this change happens, we do not expect to see an upgrade in the state's credit rating. We plan to monitor the progress of both the new governor and the state economy. As long as economic growth remains healthy, we expect strong demand from individual investors to keep credit spreads -- the difference in yield among bonds with different credit ratings -- relatively tight. Slower economic growth could widen credit spreads for uninsured bonds.

                                Brian McGreevy has managed the Columbia
                                tax-exempt bond funds since 1997 and has been with the advisor or its predecessors or affiliate organizations since 1994.


                                /s/  Brian McGreevy

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PERFORMANCE INFORMATION ________________________________________________________
                              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

PERFORMANCE OF A $10,000 INVESTMENT
11/01/95 - 10/31/05 ($)

   SALES CHARGE    WITHOUT         WITH
-----------------------------------------
   CLASS A          16,049        15,283
-----------------------------------------
   CLASS B          15,509        15,509
-----------------------------------------
   CLASS C          15,675        15,675
-----------------------------------------
   CLASS G          15,604        15,604
-----------------------------------------
   CLASS T          16,091        15,323
-----------------------------------------
   CLASS Z          16,392          N/A


GROWTH OF A $10,000 INVESTMENT 11-01-95 - 10/31/05

                                [MOUNTAIN CHART]

   CLASS A SHARES      CLASS A SHARES
   WITHOUT SALES         WITH SALES      LEHMAN BROTHERS 3-15 YEAR
       CHARGE              CHARGE        BLEND MUNICIPAL BOND INDEX
   --------------      --------------    --------------------------
11/1995   10000                9525                   10000
          10148                9666                   10127
          10232                9746                   10197
          10308                9818                   10294
          10240                9754                   10254
          10108                9628                   10145
          10069                9591                   10122
          10051                9574                   10109
          10156                9673                   10197
          10233                9747                   10287
          10196                9712                   10291
          10312                9823                   10393
          10431                9936                   10508
          10626               10121                   10689
          10579               10077                   10652
          10591               10088                   10691
          10678               10171                   10783
          10533               10032                   10654
          10622               10118                   10726
          10773               10261                   10869
          10873               10357                   10975
          11216               10683                   11243
          11087               10560                   11154
          11198               10666                   11276
          11260               10725                   11339
          11321               10783                   11390
          11496               10950                   11538
          11601               11050                   11656
          11599               11048                   11664
          11600               11049                   11669
          11518               10971                   11617
          11736               11179                   11787
          11777               11218                   11831
          11799               11238                   11861
          11998               11428                   12037
          12144               11568                   12183
          12124               11548                   12200
          12164               11586                   12234
          12183               11605                   12272
          12332               11746                   12432
          12241               11659                   12372
          12239               11658                   12378
          12259               11677                   12415
          12161               11583                   12349
          11952               11384                   12180
          11983               11414                   12246
          11883               11319                   12204
          11870               11306                   12236
          11672               11118                   12159
          11848               11286                   12275
          11737               11179                   12215
          11669               11115                   12185
          11822               11260                   12279
          12148               11571                   12481
          12035               11463                   12432
          11935               11368                   12383
          12287               11704                   12674
          12425               11835                   12826
          12631               12031                   12998
          12550               11954                   12952
          12712               12108                   13076
          12816               12208                   13151
          13189               12563                   13426
          13272               12642                   13598
          13280               12650                   13632
          13409               12772                   13745
          13243               12614                   13617
          13383               12748                   13760
          13452               12813                   13841
          13664               13015                   14018
          13865               13206                   14240
          13765               13111                   14230
          13932               13270                   14382
          13770               13116                   14247
          13598               12952                   14134
          13850               13192                   14378
          14037               13370                   14557
          13728               13076                   14276
          14005               13340                   14580
          14074               13405                   14665
          14254               13577                   14832
          14435               13749                   15015
          14663               13966                   15184
          15005               14292                   15483
          14746               14046                   15253
          14648               13952                   15181
          14985               14273                   15498
          14895               14187                   15466
          15160               14440                   15687
          15119               14401                   15695
          15232               14509                   15795
          15613               14871                   16152
          15469               14735                   16078
          14866               14160                   15562
          15019               14306                   15683
          15495               14759                   16147
          15362               14632                   16041
          15517               14780                   16167
          15626               14884                   16290
          15663               14919                   16367
          15937               15180                   16619
          15792               15042                   16533
          15385               14654                   16162
          15347               14618                   16125
          15400               14669                   16183
          15588               14848                   16379
          15867               15113                   16693
          15921               15165                   16762
          16015               15254                   16884
          15842               15090                   16729
          16007               15247                   16903
          16076               15312                   16997
          15986               15226                   16912
          15826               15074                   16784
          16074               15311                   17042
          16172               15404                   17133
          16243               15472                   17227
          16138               15371                   17117
          16306               15531                   17279
          16185               15416                   17177
10/2005   16049               15283                   17082

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia New York Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/05 (%)


------------------------------------------------------------------------------------------------------------------------------------
   SHARE CLASS            A                     B                    C                    G                     T              Z
------------------------------------------------------------------------------------------------------------------------------------
   INCEPTION          11/25/02              11/25/02             11/25/02             03/01/01              12/31/91        12/31/91
------------------------------------------------------------------------------------------------------------------------------------
   SALES CHARGE   WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH      WITHOUT     WITH    WITHOUT
------------------------------------------------------------------------------------------------------------------------------------
   1-year           0.22       -4.56     -0.53      -3.43     -0.18      -1.15     -0.33      -5.18       0.32      -4.46     0.47
------------------------------------------------------------------------------------------------------------------------------------
   5-year           4.78        3.76      4.06       4.06      4.28       4.28      4.19       3.67       4.83       3.81     5.01
------------------------------------------------------------------------------------------------------------------------------------
   10-year          4.84        4.33      4.49       4.49      4.60       4.60      4.55       4.55       4.87       4.36     5.07


AVERAGE ANNUAL TOTAL RETURN AS OF 09/30/05 (%)


------------------------------------------------------------------------------------------------------------------------------------
   SHARE CLASS            A                     B                    C                    G                     T              Z
------------------------------------------------------------------------------------------------------------------------------------
   SALES CHARGE   WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH      WITHOUT     WITH    WITHOUT
------------------------------------------------------------------------------------------------------------------------------------
   1-year           1.66       -3.20      0.90      -2.04      1.25       0.27      1.10      -3.81       1.76      -3.11     1.92
------------------------------------------------------------------------------------------------------------------------------------
   5-year           5.22        4.21      4.52       4.52      4.73       4.73      4.64       4.14       5.28       4.26     5.46
------------------------------------------------------------------------------------------------------------------------------------
   10-year          5.06        4.55      4.71       4.71      4.82       4.82      4.77       4.77       5.09       4.58     5.28


THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A AND CLASS T SHARES THAT WAS IN EFFECT AT THE BEGINNING OF THE PERIOD, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 3.00% FOR CLASS B SHARES, 5.00% FOR CLASS G SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. EFFECTIVE AUGUST 22, 2005, NEW PURCHASES OF CLASS A SHARES HAVE A MAXIMUM INITIAL SALES CHARGE OF 3.25% . PRIOR TO AUGUST 22, 2005, PURCHASES OF CLASS B SHARES HAD A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A, class B and class C are newer classes of shares, initially offered on November 25, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, class B and class C shares, respectively). The returns for class T and class G shares include the returns of Retail A shares (for class
T) and Retail B shares (for class G) of the Galaxy New York Municipal Bond Fund (the "Galaxy New York Fund") for periods prior to November 25, 2002. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. The returns shown for class G shares also include the returns of Retail A shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B shares of the Galaxy New York Fund (March 1, 2001). Class G shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for class G shares exceed expenses paid by Retail A shares. Retail A shares were initially offered on December 31, 1991. The returns shown for class Z shares include returns of Trust shares of the Galaxy New York Fund, whose shares were initially offered on December 31, 1991, for periods prior to November 25, 2002, the date on which class Z shares were initially offered by the fund.

UNDERSTANDING YOUR EXPENSES ____________________________________________________
                              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND


ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o For shareholders who receive their account statements from Columbia Management Services, inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder services at 800.345.6611.

o For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1. Divide your ending account balance by $1,000. for example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.


As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

05/01/05 - 10/31/05


-------------------------------------------------------------------------------------------------------------------------
              ACCOUNT VALUE AT THE              ACCOUNT VALUE AT THE           EXPENSES PAID           FUND'S ANNUALIZED
          BEGINNING OF THE PERIOD ($)          END OF THE PERIOD ($)       DURING THE PERIOD ($)       EXPENSE RATIO (%)
-------------------------------------------------------------------------------------------------------------------------
            ACTUAL       HYPOTHETICAL        ACTUAL       HYPOTHETICAL      ACTUAL    HYPOTHETICAL
-------------------------------------------------------------------------------------------------------------------------
CLASS A    1,000.00         1,000.00         998.49          1,020.37        4.84          4.89               0.96
-------------------------------------------------------------------------------------------------------------------------
CLASS B    1,000.00         1,000.00         994.71          1,016.59        8.60          8.69               1.71
-------------------------------------------------------------------------------------------------------------------------
CLASS C    1,000.00         1,000.00         996.52          1,018.35        6.84          6.92               1.36
-------------------------------------------------------------------------------------------------------------------------
CLASS G    1,000.00         1,000.00         995.72          1,017.59        7.60          7.68               1.51
-------------------------------------------------------------------------------------------------------------------------
CLASS T    1,000.00         1,000.00         998.99          1,020.87        4.33          4.38               0.86
-------------------------------------------------------------------------------------------------------------------------
CLASS Z    1,000.00         1,000.00         999.70          1,021.63        3.58          3.62               0.71


Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor and transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

PORTFOLIO MANAGER'S REPORT _____________________________________________________
                              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
(Sidebar)
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

                  [UP ARROW]                  [UP ARROW]

                                            LEHMAN BROTHERS
                                            3-15 YEAR BLEND
                CLASS A SHARES           MUNICIPAL BOND INDEX
                    0.22%                        1.15%

The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

                                    OBJECTIVE

                        Seeks as high a level of current
                           interest income exempt from
                         federal income tax and, to the
                       extent possible, from the personal
                         income tax of its state, as is
                     consistent with relative stability of
                                   principal.

                                TOTAL NET ASSETS

                                 $133.1 million

NET ASSET VALUE PER SHARE
AS OF 10/31/05 ($)

   CLASS A                         11.61
----------------------------------------
   CLASS B                         11.61
----------------------------------------
   CLASS C                         11.61
----------------------------------------
   CLASS G                         11.61
----------------------------------------
   CLASS T                         11.61
----------------------------------------
   CLASS Z                         11.61

DISTRIBUTIONS DECLARED PER SHARE
11/01/04 - 10/31/05 ($)

   CLASS A                          0.40
----------------------------------------
   CLASS B                          0.31
----------------------------------------
   CLASS C                          0.35
----------------------------------------
   CLASS G                          0.33
----------------------------------------
   CLASS T                          0.41
----------------------------------------
   CLASS Z                          0.43

Distributions include $0.01 per share of taxable realized gains. A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.


For the 12-month period ended October 31, 2005, class A shares of Columbia New York Intermediate Municipal Bond Fund returned 0.22% without sales charge. Class Z shares returned 0.47%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 1.15%, while the Lipper New York Intermediate Municipal Debt Funds Category had an average total return of 0.32%. 1

The fund had less exposure to shorter maturity issues than the index and more exposure to bonds with 10- to 15-year maturities, which generally benefited performance. However, this positioning hampered returns late in the period when yields rose (and prices declined) amid concerns that the Gulf Coast hurricanes would push energy prices and inflation rates higher. As interest rates rose, the fund's greater sensitivity to interest rate changes and higher stake in noncallable bonds also hindered returns relative to the index. In addition, the fund had less exposure to New York hospital bonds and lacked exposure to California bonds, both of which were strong performers in the index.

On October 31, 2005, the fund's class A shares had a 30-day SEC annualized yield of 2.65%. This equaled a taxable-equivalent yield of 4.38% for shareholders in the 35.0% federal income tax bracket and taxed at the state's applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

LARGE INCREASE IN NEW MUNICIPAL BOND SUPPLY

New York borrowed heavily in 2005, accounting for 10% of all municipal bond issuance nationwide. The state economy improved while the legislature enacted a budget on schedule for the first time in 20 years. However, New York continued to struggle with structural imbalances, using more than $4 billion in non-recurring resources to balance its budget. New York's heavy reliance on debt made it one of the most indebted states in the nation.

PRESSURE FROM RISING INTEREST RATES

Over the past year, the Federal Reserve gradually increased the federal funds rate -- a key short-term borrowing rate -- from 1.75% to 3.75%. 2 Short-term bond prices declined as interest rates rose. Longer-maturity bonds fared better because their yields are more closely tied to the long-term outlook for inflation. Over the 12-month period, municipal bonds outperformed Treasury bonds, which tend to be more sensitive to changing interest rates.

HIGH QUALITY MIXED WITH OPPORTUNITIES FOR ADDED YIELD

The fund maintained its emphasis on higher quality investment grade holdings, including general obligation, essential services and education

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

2     The federal funds rate was increased to 4.0% on November 1, 2005.

________________________________________________________________________________
                              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
(Sidebar)
TOP 5 SECTORS AS OF 10/31/05 (%)

   REFUNDED/ESCROWED                25.9
----------------------------------------
   STATE APPROPRIATED               13.7
----------------------------------------
   LOCAL GENERAL OBLIGATIONS        11.1
----------------------------------------
   EDUCATION                         8.5
----------------------------------------
   SPECIAL NON-PROPERTY TAX          6.9

MATURITY BREAKDOWN AS OF 10/31/05 (%)

   0 - 1 YEARS                       2.3
----------------------------------------
   1 - 3 YEARS                       8.3
----------------------------------------
   3 - 5 YEARS                      19.5
----------------------------------------
   5 - 7 YEARS                      17.2
----------------------------------------
   7 - 10 YEARS                     15.5
----------------------------------------
   10 - 15 YEARS                    19.1
----------------------------------------
   15 - 20 YEARS                    11.4
----------------------------------------
   20 - 25 YEARS                     2.9
----------------------------------------
   CASH EQUIVALENT                   3.8

QUALITY BREAKDOWN AS OF 10/31/05 (%)

   AAA                              57.8
----------------------------------------
   AA                               25.4
----------------------------------------
   A                                 9.9
----------------------------------------
   BBB                               1.9
----------------------------------------
   BB                                1.2
----------------------------------------
   CASH EQUIVALENT                   3.8

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Sector weightings are calculated as a percentage of net assets.

SEC YIELDS AS OF 10/31/05 (%)

   CLASS A                          2.65
----------------------------------------
   CLASS B                          2.03
----------------------------------------
   CLASS C                          2.38
----------------------------------------
   CLASS G                          2.24
----------------------------------------
   CLASS T                          2.75
----------------------------------------
   CLASS Z                          3.04

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 10/31/05 (%)

   CLASS A                          4.38
----------------------------------------
   CLASS B                          3.36
----------------------------------------
   CLASS C                          3.94
----------------------------------------
   CLASS G                          3.69
----------------------------------------
   CLASS T                          4.54
----------------------------------------
   CLASS Z                          5.01

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate and applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.


bonds. It added income through carefully selected lower quality investment-grade bonds, including tobacco and hospital bonds, which were among the year's best performers. Tobacco bonds are issued by the state and secured by revenues from a financial settlement with tobacco companies that helps pay cigarette-related health costs and fund anti-smoking campaigns. We added selectively to other bonds with a yield advantage, buying noncallable bonds (which cannot be redeemed before maturity), but not bonds subject to the Alternative Minimum Tax (AMT). We make an effort to avoid these bonds because the AMT affects more shareholders each year because it is not indexed to inflation.

LOOKING AHEAD

We expect interest rates are likely to remain relatively low, which would benefit bond investors. However, we believe that New York will continue to struggle with challenges related to structural imbalances and below-average job growth in 2006. We expect continued heavy new issuance coupled with strong demand from individual taxpayers to keep credit spreads tight. Credit spreads represent the difference in yield among bonds with different credit ratings. When credit spreads are tight, investors are not paid a lot more to take on the added risk associated with lower quality bonds. In this type of environment, we would most likely continue to favor higher quality investment-grade bonds.

                                Brian McGreevy has managed the Columbia
                                tax-exempt bond funds since 1997 and has been with the advisor or its predecessors or affiliate organizations since 1994.


                                /s/ Brian McGreevy

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PERFORMANCE INFORMATION ________________________________________________________
                          COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
(Sidebar)
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

PERFORMANCE OF A $10,000 INVESTMENT
11/01/95 - 10/31/05 ($)

   SALES CHARGE    WITHOUT         WITH
------------------------------------------
   CLASS A          16,154        15,390
------------------------------------------
   CLASS B          15,567        15,567
------------------------------------------
   CLASS C          15,730        15,730
------------------------------------------
   CLASS G          15,656        15,656
------------------------------------------
   CLASS T          16,269        15,499
------------------------------------------
   CLASS Z          16,277          N/A


GROWTH OF A $10,000 INVESTMENT 11/01/95 - 10/31/05

                                [MOUNTAIN CHART]

   CLASS A SHARES      CLASS A SHARES
   WITHOUT SALES         WITH SALES      LEHMAN BROTHERS 3-15 YEAR
       CHARGE              CHARGE        BLEND MUNICIPAL BOND INDEX
   --------------      --------------    --------------------------
11/1995   10000                 9525                  10000
          10173                 9690                  10127
          10286                 9797                  10197
          10357                 9865                  10294
          10243                 9756                  10254
          10112                 9632                  10145
          10084                 9605                  10122
          10096                 9616                  10109
          10184                 9701                  10197
          10274                 9786                  10287
          10274                 9786                  10291
          10412                 9917                  10393
          10522                10022                  10508
          10712                10203                  10689
          10659                10153                  10652
          10712                10204                  10691
          10801                10288                  10783
          10662                10155                  10654
          10723                10213                  10726
          10877                10360                  10869
          10982                10460                  10975
          11262                10727                  11243
          11161                10631                  11154
          11276                10741                  11276
          11342                10803                  11339
          11405                10863                  11390
          11571                11021                  11538
          11679                11125                  11656
          11669                11115                  11664
          11682                11127                  11669
          11641                11088                  11617
          11825                11263                  11787
          11868                11305                  11831
          11882                11317                  11861
          12056                11484                  12037
          12197                11618                  12183
          12178                11599                  12200
          12243                11662                  12234
          12253                11671                  12272
          12386                11797                  12432
          12326                11741                  12372
          12338                11752                  12378
          12361                11774                  12415
          12283                11699                  12349
          12103                11529                  12180
          12128                11552                  12246
          11993                11423                  12204
          11992                11422                  12236
          11844                11282                  12159
          11969                11400                  12275
          11912                11347                  12215
          11877                11313                  12185
          12013                11443                  12279
          12272                11689                  12481
          12191                11612                  12432
          12110                11535                  12383
          12438                11848                  12674
          12593                11994                  12826
          12795                12188                  12998
          12724                12119                  12952
          12869                12257                  13076
          12965                12349                  13151
          13293                12662                  13426
          13405                12768                  13598
          13440                12801                  13632
          13551                12908                  13745
          13406                12770                  13617
          13531                12888                  13760
          13618                12971                  13841
          13792                13137                  14018
          14004                13339                  14240
          13992                13327                  14230
          14141                13470                  14382
          13990                13326                  14247
          13853                13195                  14134
          14080                13411                  14378
          14253                13576                  14557
          13974                13310                  14276
          14252                13575                  14580
          14329                13648                  14665
          14480                13792                  14832
          14659                13963                  15015
          14813                14109                  15184
          15094                14377                  15483
          14883                14176                  15253
          14783                14081                  15181
          15116                14398                  15498
          15043                14329                  15466
          15272                14547                  15687
          15234                14510                  15695
          15353                14624                  15795
          15671                14926                  16152
          15575                14835                  16078
          15027                14313                  15562
          15145                14426                  15683
          15585                14844                  16147
          15458                14724                  16041
          15610                14868                  16167
          15691                14946                  16290
          15719                14973                  16367
          15993                15233                  16619
          15859                15105                  16533
          15479                14744                  16162
          15441                14707                  16125
          15499                14763                  16183
          15681                14936                  16379
          15946                15188                  16693
          15976                15217                  16762
          16061                15298                  16884
          15910                15154                  16729
          16072                15309                  16903
          16144                15378                  16997
          16065                15302                  16912
          15916                15160                  16784
          16134                15368                  17042
          16237                15466                  17133
          16328                15553                  17227
          16219                15448                  17117
          16366                15589                  17279
          16271                15499                  17177
10/2005   16154                15390                  17082

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Rhode Island Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/05 (%)


------------------------------------------------------------------------------------------------------------------------------------
   SHARE CLASS            A                    B                     C                    G                     T             Z
------------------------------------------------------------------------------------------------------------------------------------
   INCEPTION          11/18/02              11/18/02             11/18/02             03/01/01              12/20/94       06/19/00
------------------------------------------------------------------------------------------------------------------------------------
   SALES CHARGE   WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH      WITHOUT     WITH    WITHOUT
------------------------------------------------------------------------------------------------------------------------------------
   1-year           0.63       -4.18     -0.12      -3.03     0.23       -0.74     0.08       -4.77       0.88      -3.95     0.88
------------------------------------------------------------------------------------------------------------------------------------
   5-year           4.66        3.64      3.89       3.89     4.10        4.10     4.01        3.49       4.81       3.79     4.82
------------------------------------------------------------------------------------------------------------------------------------
   10-year          4.91        4.41      4.52       4.52     4.63        4.63     4.58        4.58       4.99       4.48     4.99


AVERAGE ANNUAL TOTAL RETURN AS OF 09/30/05 (%)


------------------------------------------------------------------------------------------------------------------------------------
   SHARE CLASS            A                    B                     C                    G                     T             Z
------------------------------------------------------------------------------------------------------------------------------------
   SALES CHARGE   WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH      WITHOUT     WITH    WITHOUT
------------------------------------------------------------------------------------------------------------------------------------
   1-year           1.86       -2.94      1.10      -1.85     1.46        0.47     1.30       -3.61       2.12      -2.70     2.12
------------------------------------------------------------------------------------------------------------------------------------
   5-year           5.04        4.03      4.28       4.28     4.49        4.49     4.39        3.88       5.18       4.17     5.19
------------------------------------------------------------------------------------------------------------------------------------
   10-year          5.14        4.63      4.76       4.76     4.86        4.86     4.81        4.81       5.21       4.70     5.22


THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A AND CLASS T SHARES THAT WAS IN EFFECT AT THE BEGINNING OF THE PERIOD, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 3.00% FOR CLASS B SHARES, 5.00% FOR CLASS G SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. EFFECTIVE AUGUST 22, 2005, NEW PURCHASES OF CLASS A SHARES HAVE A MAXIMUM INITIAL SALES CHARGE OF 3.25%. PRIOR TO AUGUST 22, 2005, PURCHASES OF CLASS B SHARES HAD A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A, class B, and class C are newer class shares, initially offered on November 18, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, class B, and class C shares, respectively). The returns for class T and class G shares include the returns of Retail A shares (for class T shares) and Retail B shares (for class G shares) of the Galaxy Rhode Island Municipal Bond Fund for periods prior to November 18, 2002. The returns shown for class G shares also include the returns of Retail A shares for periods prior to the inception of Retail B shares of the Galaxy Rhode Island Fund (March 1,
2001). Retail A shares were initially offered on December 20, 1994. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class G shares generally would have had substantially similar returns to Retail A shares because they would have invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for class G shares exceed expenses paid by Retail A shares. The returns for class Z shares also include the returns of Retail A shares of the Galaxy Rhode Island Municipal Bond Fund for periods prior to the inception of Trust shares (June 19, 2000). Class Z shares generally would have had substantially similar returns to the Retail A shares because they would have been invested in the same portfolio of securities, although the returns would have been higher to the extent for class Z shares are lower then expenses paid by Retail A shares.

UNDERSTANDING YOUR EXPENSES ____________________________________________________
                          COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o For shareholders who receive their account statements from Columbia Management Services, inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder services at 800.345.6611.

o For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.


As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

05/01/05 - 10/31/05


-------------------------------------------------------------------------------------------------------------------------
              ACCOUNT VALUE AT THE              ACCOUNT VALUE AT THE           EXPENSES PAID           FUND'S ANNUALIZED
          BEGINNING OF THE PERIOD ($)          END OF THE PERIOD ($)       DURING THE PERIOD ($)       EXPENSE RATIO (%)
-------------------------------------------------------------------------------------------------------------------------
            ACTUAL      HYPOTHETICAL          ACTUAL      HYPOTHETICAL     ACTUAL     HYPOTHETICAL
-------------------------------------------------------------------------------------------------------------------------
CLASS A    1,000.00         1,000.00         1,001.71        1,020.32        4.89          4.94               0.97
-------------------------------------------------------------------------------------------------------------------------
CLASS B    1,000.00         1,000.00           997.88        1,016.53        8.66          8.74               1.72
-------------------------------------------------------------------------------------------------------------------------
CLASS C    1,000.00         1,000.00           999.70        1,018.30        6.91          6.97               1.37
-------------------------------------------------------------------------------------------------------------------------
CLASS G    1,000.00         1,000.00           998.89        1,017.54        7.66          7.73               1.52
-------------------------------------------------------------------------------------------------------------------------
CLASS T    1,000.00         1,000.00         1,003.02        1,021.58        3.64          3.67               0.72
-------------------------------------------------------------------------------------------------------------------------
CLASS Z    1,000.00         1,000.00         1,003.02        1,021.58        3.64          3.67               0.72


Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by (365.)

Had the distributor and transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

PORTFOLIO MANAGER'S REPORT _____________________________________________________
                          COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
(Sidebar)
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

                  [UP ARROW]                  [UP ARROW]

                                            LEHMAN BROTHERS
                                            3-15 YEAR BLEND
                CLASS A SHARES           MUNICIPAL BOND INDEX
                    0.63%                        1.15%

The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

                                    OBJECTIVE

                        Seeks as high a level of current
                       interest income exempt from federal
                          income tax and, to the extent
                       possible, from the personal income
                     tax of its state, as is consistent with
                        relative stability of principal.

                                TOTAL NET ASSETS

                                 $120.5 million

NET ASSET VALUE PER SHARE
AS OF 10/31/05 ($)

   CLASS A                         11.20
----------------------------------------
   CLASS B                         11.20
----------------------------------------
   CLASS C                         11.20
----------------------------------------
   CLASS G                         11.20
----------------------------------------
   CLASS T                         11.20
----------------------------------------
   CLASS Z                         11.20

DISTRIBUTIONS DECLARED PER SHARE
11/01/04 - 10/31/05 ($)

   CLASS A                          0.41
----------------------------------------
   CLASS B                          0.33
----------------------------------------
   CLASS C                          0.37
----------------------------------------
   CLASS G                          0.35
----------------------------------------
   CLASS T                          0.44
----------------------------------------
   CLASS Z                          0.44

Distributions include $0.01 per share of taxable realized gains. A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.


For the 12-month period ended October 31, 2005, class A shares of Columbia Rhode Island Intermediate Municipal Bond Fund returned 0.63% without sales charge. Class Z shares returned 0.88%. By comparison, the Lehman Brothers 3-15 Year Blend Municipal Bond Index returned 1.15%, while the Lipper Other States Intermediate Municipal Debt Funds Category had an average total return of 0.45%. 1

The fund maintained its focus on higher quality investment-grade bonds, but benefited from selective investments in lower-quality investment-grade issues, including tobacco and hospital bonds. The fund also owned some higher coupon bonds that could be called (or redeemed) in the next few years. They held up well as yields rose late in the period. The fund did not own California bonds, which were among the best performers in the Lehman Brothers Index. In addition, the fund had less exposure than the index to longer-maturity bonds, which performed better than shorter-maturity issues during the one-year reporting period.

On October 31, 2005, the fund's class A shares had a 30-day SEC annualized yield of 2.65%. This equaled a taxable-equivalent yield of 4.52% for shareholders in the 35.0% federal income tax bracket and taxed at the state's applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

CONTINUED FISCAL PROGRESS IN RHODE ISLAND

Rhode Island municipal bonds benefited as the state's credit rating was upgraded from AA- to AA by Standard & Poor's. This upgrade lowered the state's borrowing costs on new issues. The state borrowed heavily in 2005 with new issuance up 21% over 2004 levels. However, the state's overall debt burden continued to improve, the result of a pay-as-you-go approach to funding and gains in personal income. Since 1994, the state's tax-supported debt has dropped from $4.2 billion to $1.48 billion.

The state's credit upgrade reflected a growing and diversifying economy. Construction, education and health services showed especially strong growth, more than offsetting job losses in the state's manufacturing sector. However, unemployment in the state remained higher than the national average.

PRESSURE FROM RISING SHORT-TERM INTEREST RATES

The fund benefited from adding exposure to bonds with 20-year maturities and decreasing its stake in issues with shorter maturities, which lost ground as the Federal Reserve gradually increased the federal funds rate -- a key short-term borrowing rate -- from 1.75% to 3.75%. 2 Longer-maturity bonds fared better because their yields are more closely tied to the long-term outlook for inflation. Over the 12-month period,

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

2     The federal funds rate was increased to 4.0% on November 1, 2005.

      \

________________________________________________________________________________
                          COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

(Sidebar)
TOP 5 SECTORS AS OF 10/31/05 (%)

   REFUNDED/ESCROWED                29.8
----------------------------------------
   EDUCATION                        18.3
----------------------------------------
   LOCAL GENERAL OBLIGATIONS        17.4
----------------------------------------
   LOCAL APPROPRIATED                6.2
----------------------------------------
   WATER & SEWER                     5.2

MATURITY BREAKDOWN AS OF 10/31/05 (%)

   0 - 1 YEARS                       2.8
----------------------------------------
   1 - 3 YEARS                       9.4
----------------------------------------
   3 - 5 YEARS                      11.9
----------------------------------------
   5 - 7 YEARS                      13.4
----------------------------------------
   7 - 10 YEARS                     23.0
----------------------------------------
   10 - 15 YEARS                    19.2
----------------------------------------
   15 - 20 YEARS                    14.2
----------------------------------------
   20 - 25 YEARS                     4.3
----------------------------------------
   CASH EQUIVALENT                   1.8

QUALITY BREAKDOWN AS OF 10/31/05 (%)

   AAA                              86.1
----------------------------------------
   AA                                8.6
----------------------------------------
   BBB                               2.7
----------------------------------------
   OTHER                             0.8
----------------------------------------
   CASH EQUIVALENT                   1.8

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Sector weightings are calculated as a percentage of net assets.

SEC YIELDS AS OF 10/31/05 (%)

   CLASS A                          2.65
----------------------------------------
   CLASS B                          2.03
----------------------------------------
   CLASS C                          2.38
----------------------------------------
   CLASS G                          2.23
----------------------------------------
   CLASS T                          2.88
----------------------------------------
   CLASS Z                          3.03

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 10/31/05 (%)

   CLASS A                          4.52
----------------------------------------
   CLASS B                          3.46
----------------------------------------
   CLASS C                          4.06
----------------------------------------
   CLASS G                          3.81
----------------------------------------
   CLASS T                          4.93
----------------------------------------
   CLASS Z                          5.17

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate and applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

municipal bonds outperformed Treasury bonds, which tend to be more sensitive to changing interest rates.

HIGH QUALITY FOCUS WITH ADDED INCOME OPPORTUNITIES

The fund continued to focus on high quality investment-grade bonds, particularly in the local general obligation, essential services and education sectors. While these bonds were solid performers, a small stake in lower-rated, higher-yielding hospital and tobacco bonds made an even greater contribution to the fund's return. Tobacco bonds are issued by the state and secured by revenues from a financial settlement with tobacco companies that helps pay cigarette-related health costs and fund anti-smoking campaigns. Tobacco and hospital bonds benefited from the state's recent economic improvements as well as its credit upgrade. We would have liked to lock in yields by increasing the fund's stake in non-callable bonds, but opportunities were limited.

LOOKING AHEAD

We believe that Rhode Island's economy is in good shape, which typically bodes well for municipal bond investors. We do not expect to see any credit problems surface. However, given three consecutive years of record issuance and a possible slowdown in bond refundings, municipal issuance could slow somewhat in 2006. Bonds are refunded when an existing issue is retired through the sale of a new issue, typically at a lower rate.

                                Brian McGreevy has managed the Columbia
                                tax-exempt bond funds since 1997 and has been with the advisor or its predecessors or affiliate organizations since 1994.


                                /s/ Brian McGreevy

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Your fund is actively managed and the composition of its portfolio will change over time.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FINANCIAL STATEMENTS ___________________________________________________________
OCTOBER 31, 2005                                  COLUMBIA TAX-EXEMPT BOND FUNDS



                                        A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS
                                        --------------------------------------------------------------------------------------------
               INVESTMENT PORTFOLIO     The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

                                        --------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES     This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

                                        --------------------------------------------------------------------------------------------
            STATEMENT OF OPERATIONS     This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

                                        --------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS     This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of
                                        Changes in Net Assets also details changes in the number of shares outstanding.

                                        --------------------------------------------------------------------------------------------
      NOTES TO FINANCIAL STATEMENTS     These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

                                        --------------------------------------------------------------------------------------------
               FINANCIAL HIGHLIGHTS     The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).


INVESTMENT PORTFOLIO ___________________________________________________________
OCTOBER 31, 2005           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - 99.2%

EDUCATION - 8.9%

  EDUCATION - 7.9%
     CT Health & Educational Facilities Authority:
        Connecticut College:
        Series 1997 C-1,
        Insured: MBIA
        5.500% 07/01/27                            900,000             945,612
        Series 2000 D-1,
        Insured: MBIA
        5.750% 07/01/30                          1,250,000           1,365,437
        Series 2002 E,
        Insured: MBIA
        5.000% 07/01/14                            500,000             534,635
        5.250% 07/01/22                            400,000             429,524
        Fairfield University,
        Series 1999 I,
        Insured: MBIA
        5.250% 07/01/25                          2,000,000           2,112,540
        Trinity College:
        Series 1998 F,
        Insured: MBIA
        5.500% 07/01/21                            500,000             570,930
        Series 2001 G,
        Insured: AMBAC
        5.000% 07/01/31                          1,000,000           1,032,060
        5.500% 07/01/15                          2,825,000           3,105,607
        Series 2004 H,
        Insured: MBIA
        5.000% 07/01/25                            540,000             563,107
     CT University of Connecticut,
        Student Fee,
        Series 2002 A,
        5.250% 05/15/14                          1,185,000           1,285,358
     PR Commonwealth of Puerto Rico
        Industrial, Tourist, Educational,
        Medical & Environmental Control
        Facilities, Universidad
        Interamericana
        de Puerto Rico, Inc.,
        Series 1998 A:
        Insured: MBIA
        5.250% 10/01/12                            725,000             780,064
        5.375% 10/01/13                            975,000           1,052,230
        5.500% 10/01/14                            650,000             705,724
                                                               ---------------
                                           Education Total          14,482,828

  PREP SCHOOL - 1.0%
     CT Health & Educational Facilities Authority,
        Loomis Chaffee School,
        Series 2005 F,
        Insured: AMBAC
        5.250% 07/01/27                          1,670,000           1,854,418
                                                               ---------------
                                         Prep School Total           1,854,418
                                                               ---------------
                                           EDUCATION TOTAL          16,337,246

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

HEALTH CARE - 6.0%

  CONTINUING CARE RETIREMENT - 0.3%
     CT Development Authority,
        Elim Park Baptist Home, Inc.,
        Series 2003,
        5.750% 12/01/23                            500,000             523,645
                                                               ---------------
                          Continuing Care Retirement Total             523,645

  HEALTH SERVICES - 0.1%
     CT Health & Educational
        Facilities Authority,
        Village for Families & Children, Inc.,
        Series 2002 A,
        Insured: AMBAC
        5.000% 07/01/23                            260,000             269,357
                                                               ---------------
                                     Health Services Total             269,357

  HOSPITALS - 5.6%
     CT Health & Educational
        Facilities Authority:
        Backus (William W.) Hospital,
        Series 2005 G,
        Insured: FSA
        5.000% 07/01/24                          2,060,000           2,151,402
        Greenwich Hospital Association,
        Series 1996 A,
        Insured: MBIA
        5.300% 07/01/08                            750,000             774,585
        Middlesex Hospital,
        Series 1997 H,
        Insured: MBIA
        5.000% 07/01/12                          1,060,000           1,096,528
        Special Care Hospital,
        Series 1997 B,
        Insured: ACA
        5.375% 07/01/17                          1,750,000           1,790,425
        St. Raphael Hospital,
        Series 1993 H,
        Insured: AMBAC
        5.300% 07/01/10                          2,740,000           2,937,088
        Stamford Hospital,
        Series 1996 F,
        Insured: MBIA
        5.400% 07/01/09                          1,500,000           1,547,910
                                                               ---------------
                                           Hospitals Total          10,297,938
                                                               ---------------
                                         HEALTH CARE TOTAL          11,090,940

HOUSING - 1.7%

  SINGLE-FAMILY - 1.7%
     CT Housing Finance Authority,
        Mortgage Finance Program:
        Series 1996 C-1,
        6.000% 11/15/10                          1,010,000           1,039,209
        Series 2005 D-1,
        4.100% 05/15/17                          2,200,000           2,176,042
                                                               ---------------
                                       Single-Family Total           3,215,251
                                                               ---------------
                                             HOUSING TOTAL           3,215,251

                            See Accompanying Notes to Financial Statements. | 27

________________________________________________________________________________
OCTOBER 31, 2005           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

OTHER - 20.0%

  POOL/BOND BANK - 3.8%
     CT Revolving Fund,
        Series 2003 A,
        5.000% 10/01/19                          1,000,000           1,054,440
        Series 2003 B:
        5.000% 10/01/12                          1,000,000           1,077,720
        5.000% 10/01/13                          2,500,000           2,697,175
        5.000% 10/01/14                          1,000,000           1,082,140
        5.000% 10/01/15                          1,000,000           1,082,440
                                                               ---------------
                                      Pool/Bond Bank Total           6,993,915

  REFUNDED/ESCROWED (a) - 16.2%
     CT Bridgeport:
        Series 1997 A,
        Pre-refunded 03/01/07,
        Insured: AMBAC
        5.450% 03/01/11                          1,550,000           1,607,474
        Series 2000 A,
        Pre-refunded 07/15/10,
        Insured: FGIC
        6.000% 07/15/13                          2,000,000           2,228,100
     CT Fairfield:
        Series 1998,
        Pre-refunded 01/01/08,
        5.000% 01/01/18                          1,100,000           1,159,719
        Series 2002 A,
        Pre-refunded 04/01/12,
        5.000% 04/01/22                          2,200,000           2,349,006
     CT Health & Educational
        Facilities Authority,
        Backus (William W.) Hospital,
        Series 1997 D,
        Pre-refunded 07/01/07,
        Insured: AMBAC
        5.625% 07/01/17                            500,000             529,155
     CT Monroe,
        Series 1997,
        Pre-refunded 04/15/06,
        Insured: FGIC
        5.625% 04/15/14                            580,000             587,064
     CT New Canaan,
        Series 1999,
        Pre-refunded 02/01/09,
        4.750% 02/01/18                            500,000             521,565
     CT Resources Recovery Authority,
        Mid Connecticut Systems,
        Series 1996 A,
        Escrowed to Maturity,
        Insured: MBIA
        5.750% 11/15/07                          1,000,000           1,046,100
        6.250% 11/15/06                          2,275,000           2,344,478
     CT Seymour,
        Series 2001 B,
        Pre-refunded 08/01/11,
        Insured: MBIA
        5.250% 08/01/15                          1,100,000           1,185,162

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     CT Special Assessment Second
        Injury Fund,
        Series 2000 A,
        Escrowed to Maturity,
        Insured: FSA
        5.250% 01/01/10                          2,000,000           2,136,100
     CT Special Tax Obligation
        Transportation Infrastructure,
        Series 1996 A,
        Pre-refunded 06/01/06,
        Insured: FGIC
        5.700% 06/01/12                          1,160,000           1,189,545
     CT Stamford,
        Series 2002,
        Pre-refunded 08/15/12,
        5.000% 08/15/19                          1,000,000           1,076,430
     CT State:
        Series 1993 B,
        Escrowed to Maturity,
        5.400% 03/15/08                             10,000              10,497
        Series 1993 E,
        Escrowed to Maturity,
        6.000% 03/15/12                             25,000              28,155
        Series 1999 A,
        Pre-refunded 06/15/09,
        5.250% 06/15/10                          2,025,000           2,165,211
        Series 1999 B,
        Pre-refunded 11/01/09,
        5.750% 11/01/11                          1,000,000           1,096,840
        Series 2000 A,
        Pre-refunded 04/15/10,
        5.500% 04/15/19                            865,000             940,099
     CT University of Connecticut,
        Series 2002 A,
        Pre-refunded 04/01/12,
        5.375% 04/01/13                          1,000,000           1,093,070
     CT Westport:
        Series 1999,
        Pre-refunded 07/15/09,
        5.000% 07/15/18                          1,890,000           2,014,438
        Series 2000,
        Pre-refunded 08/15/10:
        5.375% 08/15/14                            550,000             595,579
        5.375% 08/15/15                          1,550,000           1,678,448
        Series 2001,
        Pre-refunded 12/01/11,
        5.000% 12/01/16                          1,155,000           1,240,840
     PR Commonwealth of Puerto Rico
        Infrastructure Financing Authority,
        Series 2000 A,
        Economically Defeased,
        5.500% 10/01/40                          1,000,000           1,083,390
                                                               ---------------
                                   Refunded/Escrowed Total          29,906,465
                                                               ---------------
                                               OTHER TOTAL          36,900,380

28 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

RESOURCE RECOVERY - 3.1%

  RESOURCE RECOVERY - 3.1%
     CT Resources Recovery Authority:
        Bridgeport Resco Co.,
        Series 1999,
        Insured: MBIA
        5.000% 01/01/07                          2,500,000           2,553,325
        Mid Connecticut Systems,
        Series 1996 A:
        Insured: MBIA
        5.375% 11/15/10                          2,000,000           2,082,780
        5.500% 11/15/11                          1,000,000           1,042,650
                                                               ---------------
                                   Resource Recovery Total           5,678,755
                                                               ---------------
                                   RESOURCE RECOVERY TOTAL           5,678,755

TAX-BACKED - 53.6%

  LOCAL GENERAL OBLIGATIONS - 27.8%
     CT Bridgeport:
        Series 1996 A,
        Insured: AMBAC
        6.500% 09/01/08                          1,435,000           1,556,258
        Series 2002 A,
        Insured: FGIC
        5.375% 08/15/14                          1,600,000           1,741,072
        Series 2003 C,
        Insured: FSA
        4.250% 08/15/11                          1,660,000           1,708,240
        Series 2004 C,
        Insured: MBIA
        5.250% 08/15/17                          1,500,000           1,646,625
     CT Cheshire,
        Series 2001 B,
        4.500% 08/01/07                          1,080,000           1,105,650
     CT Colchester,
        Series 1997 A,
        Insured: AMBAC
        5.400% 08/15/10                            885,000             961,871
     CT Cromwell,
        Series 2003,
        Insured: FGIC
        5.000% 06/15/11                            600,000             644,058
     CT Danbury:
        Series 1995,
        5.625% 02/01/13                            200,000             224,626
        Series 2004,
        Insured: FGIC
        4.750% 08/01/16                          1,270,000           1,344,778
     CT East Haven,
        Series 2003,
        Insured: MBIA
        5.000% 09/01/15                            640,000             694,125
     CT Easton,
        Series 2001,
        4.750% 10/15/21                            855,000             875,460

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     CT Fairfield,
        Series 2004,
        4.500% 01/01/16                          1,690,000           1,749,488
     CT Farmington,
        Series 2002,
        5.000% 09/15/19                            820,000             866,945
     CT Hartford County
        Metropolitan District:
        Series 1989,
        6.700% 10/01/09                            250,000             280,395
        Series 2002,
        5.000% 04/01/19                          1,205,000           1,271,371
     CT Hartford:
        Series 2003,
        Insured: FSA
        4.750% 12/01/15                          2,065,000           2,191,936
        Series 2005 C,
        Insured: MBIA
        5.000% 09/01/19                          2,085,000           2,253,989
     CT Montville,
        Series 1994,
        5.300% 12/01/09                            370,000             397,794
     CT New Haven:
        Series 2002 B:
        Insured: FGIC
        5.000% 11/01/10                          1,000,000           1,067,790
        5.375% 11/01/12                          1,000,000           1,099,880
        Series 2002 C,
        Insured: MBIA
        5.000% 11/01/18                          2,000,000           2,109,160
        Series 2003 A,
        Insured: FGIC
        5.250% 11/01/16                          2,000,000           2,172,840
     CT New London,
        Series 2003 C,
        Insured: AMBAC
        5.000% 02/01/17                          1,290,000           1,364,588
     CT New Milford:
        Series 1992,
        5.500% 08/01/08                            250,000             264,988
        Series 2004,
        Insured: AMBAC
        5.000% 01/15/16                          1,025,000           1,111,028
     CT Norwalk,
        Series 2004 B,
        5.000% 08/01/11                          1,535,000           1,649,357
     CT Regional School District No. 15,
        Series 2003:
        Insured: FGIC
        5.000% 02/01/15                          1,105,000           1,197,400
        5.000% 02/01/16                          1,025,000           1,111,336
     CT Ridgefield,
        Series 2003 A,
        5.000% 03/01/12                          1,725,000           1,857,566
     CT Stamford,
        Series 2003 B:
        5.250% 08/15/16                          1,650,000           1,830,724
        5.250% 08/15/17                          1,125,000           1,252,721

                            See Accompanying Notes to Financial Statements. | 29

________________________________________________________________________________
OCTOBER 31, 2005           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  LOCAL GENERAL OBLIGATIONS - (CONTINUED)
     CT Torrington,
        Series 1999,
        Insured: FGIC
        5.125% 09/15/12                          1,300,000           1,384,422
     CT Watertown,
        Series 2005,
        Insured: MBIA
        5.000% 08/01/17                          1,060,000           1,141,005
     CT West Hartford,
        Series 2003 C,
        5.000% 07/15/11                          2,345,000           2,518,858
     CT Weston,
        Series 2004:
        5.125% 07/15/14                          1,250,000           1,367,638
        5.250% 07/15/15                          1,300,000           1,437,163
     CT Westport,
        Series 2003,
        5.000% 08/15/18                          1,200,000           1,287,288
     CT Windham,
        Series 2004,
        Insured: MBIA
        5.000% 06/15/15                            785,000             848,585
     PR Commonwealth of Puerto Rico
        Municipal Finance Agency,
        Series 1999 A,
        Insured: FSA
        5.750% 08/01/12                          1,500,000           1,634,760
                                                               ---------------
                           Local General Obligations Total          51,223,778

  SPECIAL NON-PROPERTY TAX - 9.0%
     CT Special Tax Obligation
        Transportation Infrastructure:
        Series 1992 B,
        6.125% 09/01/12                            400,000             448,872
        Series 1993 A:
        5.250% 09/01/07                          1,250,000           1,295,963
        5.375% 09/01/08                            750,000             792,000
        Series 1998 A,
        Insured: FGIC
        5.250% 10/01/14                          2,100,000           2,223,585
        5.500% 10/01/12                          3,250,000           3,596,710
        Series 2003 B,
        Insured: FGIC
        5.000% 01/01/23                            800,000             835,376
     NJ Economic Development
        Authority
        Cigarette Tax,
        Series 2004,
        5.500% 06/15/24                          1,000,000           1,038,100

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     OH Hamilton County Sales Tax,
        Series 2000 B,
        Insured: AMBAC
        (b) 12/01/28                             3,000,000             967,740
     PR Commonwealth of Puerto Rico
        Highway & Transportation
        Authority,
        Series 1998,
        Insured: MBIA
        5.250% 07/01/14                          2,615,000           2,763,872
     PR Commonwealth of Puerto Rico
        Infrastructure Financing
        Authority,
        Series 1998 A,
        Insured: AMBAC
        5.250% 07/01/10                          2,500,000           2,644,950
                                                               ---------------
                            Special Non-Property Tax Total          16,607,168

  STATE APPROPRIATED - 5.1%
     CT State Certificates of Participation,
        Juvenile Training School,
        Series 2001,
        5.250% 12/15/14                          1,565,000           1,694,504
     CT University of Connecticut:
        Series 2000 A,
        Insured: FGIC
        5.375% 03/01/19                          2,000,000           2,146,620
        Series 2002 A,
        5.000% 04/01/10                          1,085,000           1,153,322
        Series 2004 A:
        Insured: MBIA
        5.000% 01/15/12                          2,000,000           2,148,380
        5.000% 01/15/13                          2,000,000           2,154,760
                                                               ---------------
                                  State Appropriated Total           9,297,586

  STATE GENERAL OBLIGATIONS - 11.7%
     CT State:
        Series 1992,
        Insured: FSA
        5.500% 12/15/14                          1,500,000           1,681,695
        Series 1993 E,
        6.000% 03/15/12                            975,000           1,098,737
        Series 1998 A,
        5.250% 03/15/14                          2,500,000           2,627,775
        Series 2000 C,
        5.375% 12/15/10                          1,000,000           1,084,400
        Series 2003 E,
        Insured: FGIC
        5.000% 08/15/21                          1,000,000           1,046,770
        Series 2005 B,
        Insured: AMBAC
        5.250% 06/01/20                            600,000             665,388

30 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  STATE GENERAL OBLIGATIONS - (CONTINUED)
     PR Commonwealth of Puerto Rico:
        Capital Appreciation,
        Series 1998,
        Insured: MBIA
        (b) 07/01/14 (c)                         4,500,000           3,130,830
        Public Improvement:
        Series 1998:
        Insured: FSA
        5.250% 07/01/10                          1,250,000           1,347,838
        Insured: MBIA
        5.250% 07/01/15                          3,000,000           3,310,680
        Series 2002 A,
        Insured: FGIC
        5.500% 07/01/20                          3,000,000           3,402,450
        Series 1998,
        Insured: MBIA
        6.000% 07/01/16                          1,000,000           1,163,710
        Series 2004 A,
        5.000% 07/01/30                          1,000,000           1,043,090
                                                               ---------------
                           State General Obligations Total          21,603,363
                                                               ---------------
                                          TAX-BACKED TOTAL          98,731,895

TRANSPORTATION - 1.1%

  TOLL FACILITIES - 1.1%
     PR Commonwealth of Puerto Rico
        Highway & Transportation Authority,
        Series 2002 E,
        Insured: FSA
        5.500% 07/01/17                          1,870,000           2,103,320
                                                               ---------------
                                     Toll Facilities Total           2,103,320
                                                               ---------------
                                      TRANSPORTATION TOTAL           2,103,320

UTILITIES - 4.8%

  INVESTOR OWNED - 1.2%
     CT Development Authority
        Pollution Control,
        Connecticut Light & Power Co.,
        Series 1993 A,
        5.850% 09/01/28                          2,000,000           2,132,180
                                                               ---------------
                                      Investor Owned Total           2,132,180

  MUNICIPAL ELECTRIC - 0.6%
     PR Commonwealth of Puerto Rico
        Electric Power Authority,
        Series 2003 NN,
        Insured: MBIA
        5.250% 07/01/19                          1,000,000           1,104,990
                                                               ---------------
                                  Municipal Electric Total           1,104,990

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

  WATER & SEWER - 3.0%
     CT Clean Water Fund:
        Series 1993,
        6.000% 10/01/12                          1,200,000           1,348,464
        Series 1999,
        5.250% 07/15/11                          1,500,000           1,607,220
     CT Greater New Haven Water
        Pollution Control Authority,
        Series 2005 A,
        Insured: MBIA
        5.000% 11/15/30                          2,500,000           2,595,925
                                                               ---------------
                                       Water & Sewer Total           5,551,609
                                                               ---------------
                                           UTILITIES TOTAL           8,788,779

                                     Total Municipal Bonds
                                    (cost of $177,937,776)         182,846,566

                                                    SHARES
------------------------------------------------------------------------------

INVESTMENT COMPANY - 0.0%

      Dreyfus Tax-Exempt Cash
        Management Fund                              1,886               1,886
                                                               ---------------
                                  Total Investment Company
                                          (cost of $1,886)               1,886

                                                   PAR ($)
------------------------------------------------------------------------------

SHORT-TERM OBLIGATION - 0.1%

VARIABLE RATE DEMAND NOTE (d) - 0.1%
     CT Health & Educational
        Facilities Authority,
        Quinnipiac University,
        Series 2003 G,
        LOC: JPMorgan Chase Bank
        2.660% 07/01/23                            100,000             100,000
                                                               ---------------
                               Total Short-Term Obligation
                                        (cost of $100,000)             100,000

                                 TOTAL INVESTMENTS - 99.3%
                                (COST OF $178,039,662) (e)         182,948,452

                    OTHER ASSETS & LIABILITIES, NET - 0.7%           1,382,054

                                       NET ASSETS - 100.0%         184,330,506

                            See Accompanying Notes to Financial Statements. | 31

________________________________________________________________________________
OCTOBER 31, 2005           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)   Zero coupon bond.

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the value of this security, which is not illiquid, represents 1.7% of net assets.

(d) Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate at October 31, 2005.

(e)   Cost for federal income tax purposes is $178,096,493.

ACRONYM             NAME
-------             -----
ACA                 ACA Financial Guaranty Corp.
AMBAC               Ambac Assurance Corp.
FGIC                Financial Guaranty Insurance Co.
FSA                 Financial Security Assurance, Inc.
LOC                 Letter of Credit/Line of Credit
MBIA                MBIA Insurance Corp.

At October 31, 2005, the Fund held investments in the following states/territories:

                                                    % OF TOTAL
STATE/TERRITORY (UNAUDITED)                         INVESTMENTS
---------------------------                         -----------
Connecticut                                            84.0%
Puerto Rico                                            14.9
Other*                                                  1.1
                                                      ------
                                                      100.0%
                                                      ======

* Includes all states/territories that are less than 5% of total investments.

At October 31, 2005, the Fund held investments in the following:

HOLDING BY                                             % OF
REVENUE SOURCE (UNAUDITED)                          NET ASSETS
--------------------------                          ----------
Tax-Backed                                             53.6%
Other                                                  20.0
Education                                               8.9
Health Care                                             6.0
Utilities                                               4.8
Resource Recovery                                       3.1
Housing                                                 1.7
Transportation                                          1.1
Investment Company                                       --*
Short-Term Obligation                                   0.1
Other Assets & Liabilities, Net                         0.7
                                                      ------
                                                      100.0%
                                                      ======

*     Rounds to less than 0.1%.

32 | See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO ___________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - 98.7%

EDUCATION - 4.0%

  EDUCATION - 3.5%
     CT Health & Educational Facilities
        Authority,
        Trinity College, Series 1998 F,
        Insured: MBIA
        5.500% 07/01/21                          1,000,000           1,141,860
     DC Revenue,
        Georgetown University,
        Series 1988 C:
        Insured: MBIA
        4.850% 04/01/09                          1,375,000           1,433,795
        5.050% 04/01/11                          3,050,000           3,202,286
     GA Private Colleges & Universities
        Authority,
        Emory University,
        Series 2005 A,
        5.000% 09/01/14                         14,000,000          15,111,320
     HI University of Hawaii,
        Series 2002 A,
        Insured: FGIC
        5.500% 07/15/14                          1,000,000           1,100,480
     IL Educational Facilities Authority,
        Illinois Wesleyan University,
        Series 1997,
        Insured: MBIA
        5.650% 09/01/26                          3,000,000           3,161,190
     IL Finance Authority,
        DePaul University, Series 2004 A:
        5.375% 10/01/17                          1,000,000           1,072,350
        5.375% 10/01/18                          2,000,000           2,143,560
     IL University,
        Auxiliary Facilities Systems,
        Series 1996,
        Insured: MBIA
        5.000% 10/01/07                            165,000             170,381
     IN Ivy Tech State College,
        Series 1997 E:
        Insured: AMBAC
        5.000% 07/01/07                          1,035,000           1,061,900
        5.050% 07/01/09                          1,000,000           1,038,110
     IN University,
        Series 1998 L:
        5.000% 08/01/09                          1,520,000           1,591,911
        5.000% 08/01/10                          2,510,000           2,631,459
     KS Development Finance Authority:
        Board of Regents Scientific Research,
        Series 2003,
        Insured: AMBAC
        5.000% 10/01/19                          2,000,000           2,113,280
        Regents-Wichita University,
        Series 2000 B,
        Insured: AMBAC
        5.900% 04/01/15                          2,000,000           2,185,200

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     KS Washburn University,
        Topeka Living Learning,
        Insured: AMBAC
        5.000% 07/01/18                            900,000             951,129
     MA College Building Authority,
        Series 1994 A,
        7.500% 05/01/14                            500,000             614,230
     MA Industrial Finance Agency:
        Babson College,
        Series 1998 A,
        Insured: MBIA
        5.000% 10/01/18                          1,000,000           1,048,270
        Tufts University,
        Series 1998 H,
        Insured: MBIA
        5.500% 02/15/12                          2,000,000           2,199,400
     MD Health & Higher Educational
        Facilities Authority,
        Johns Hopkins University,
        Series 1998,
        6.000% 07/01/10                          1,500,000           1,660,770
     MO Health & Educational Facilities
        Authority:
        St. Louis University,
        Series 1998,
        5.500% 10/01/16                          1,000,000           1,115,650
        Washington University,
        Series 2001 A,
        5.500% 06/15/16                          1,000,000           1,124,120
     MS University Educational Building Corp.,
        Series 1998:
        Insured: MBIA
        5.250% 08/01/12                          1,000,000           1,062,350
        5.250% 08/01/13                          1,000,000           1,062,350
     NY Dormitory Authority,
        Columbia University,
        Series 2001 A,
        5.250% 07/01/20                          2,000,000           2,148,540
     PA Erie Higher Education Building
        Authority,
        Mercyhurst College,
        Series 2004 B,
        5.000% 03/15/14                            255,000             262,115
     PA Higher Educational Facilities Authority:
        Bryn Mawr College,
        Series 2002,
        Insured: AMBAC
        5.250% 12/01/12                          1,500,000           1,637,325
        State Systems Higher Education,
        Series 2001 T,
        Insured: AMBAC
        5.000% 06/15/12                            750,000             796,432
        University of Sciences,
        Series 2005 A,
        Insured: XLCA
        5.000% 11/01/16                            360,000             382,370
        Widener University,
        Series 2003,
        5.000% 07/15/10                            500,000             526,195

                            See Accompanying Notes to Financial Statements. | 33

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

EDUCATION - (CONTINUED)

  EDUCATION - (CONTINUED)
     PA Lancaster County Higher Education
        Authority,
        Franklin & Marshall College,
        Series 2003 A,
        5.000% 04/15/10                            500,000             528,425
     PA University,
        Series 2002,
        5.250% 08/15/11                          1,000,000           1,082,920
     RI Health & Educational Building Corp.,
        Series 2003,
        Insured: XLCA
        5.250% 04/01/15                          1,500,000           1,607,325
     TN Metropolitan Government, Nashville
        & Davidson County, Health &
        Educational Facilities Board,
        Meharry Medical College,
        Series 1996:
        Insured: AMBAC
        6.000% 12/01/08                          1,505,000           1,620,539
        6.000% 12/01/09                            595,000             651,192
        6.000% 12/01/16                            500,000             573,345
     TX Southwest Higher Education Authority,
        Southern Methodist University,
        Series 1995,
        Insured: FSA
        5.125% 10/01/16                          2,000,000           2,053,320
     TX University:
        Series 2003 B,
        5.250% 08/15/12                          7,600,000           8,264,468
        Series 2004 B,
        5.250% 08/15/16                          2,000,000           2,187,820
                                                               ---------------
                                           Education Total          74,319,682

  STUDENT LOAN - 0.5%
     AZ Educational Loan Marketing Corp.,
        Series 1993, AMT,
        6.300% 12/01/08                          1,500,000           1,501,620
     IA Student Loan Liquidity Corp.,
        Series 1998 J, AMT,
        Insured: AMBAC
        4.800% 06/01/09                          9,650,000           9,929,753
                                                               ---------------
                                        Student Loan Total          11,431,373
                                                               ---------------
                                           EDUCATION TOTAL          85,751,055

HEALTH CARE - 7.6%

  CONTINUING CARE RETIREMENT - 0.1%
     CO Health Facilities Authority,
        Covenant Retirement Communities, Inc.,
        Series 2005,
        5.000% 12/01/18                          1,000,000           1,023,990

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     PA Delaware County Authority,
        Dunwoody Village, Inc.,
        Series 2003 A,
        5.000% 04/01/09                            500,000             519,690
                                                               ---------------
                          Continuing Care Retirement Total           1,543,680

  HOSPITALS - 7.5%
     AR Washington County Hospital,
        Washington Regional Medical Center,
        Series 2005 B:
        5.000% 02/01/16                          1,000,000           1,025,770
        5.000% 02/01/17                          2,000,000           2,037,980
     CA Health Facilities Financing Authority:
        Catholic Healthcare West,
        Series 2004 H,
        4.450% 07/01/26                          1,100,000           1,122,308
        Series 2005,
        5.000% 11/15/18                          2,500,000           2,586,350
     CA Loma Linda Hospital,
        Loma Linda University Medical Center,
        Series 2005 A,
        5.000% 12/01/19                         10,390,000          10,554,993
     CA Statewide Communities
        Development Authority,
        Kaiser Foundation Health Plan, Inc.,
        Series 2004 I,
        3.450% 04/01/35                          1,000,000             971,400
     FL Highlands County Health
        Facilities Authority:
        Adventist Health System/Sunbelt, Inc.,
        Series 2005 B,
        5.000% 11/15/22                          1,000,000           1,022,160
        Adventist Hinsdale Hospital,
        Series 2005 A,
        5.000% 11/15/22                          1,000,000           1,022,160
     FL North Broward Hospital District,
        Series 1997,
        Insured: MBIA
        5.250% 01/15/11                          2,460,000           2,536,703
     FL Tampa Health Systems,
        Catholic Health East,
        Series 1998 A-1:
        Insured: MBIA
        5.500% 11/15/13                          6,080,000           6,698,518
        5.500% 11/15/14                          6,000,000           6,640,980
     GA Coffee County Hospital Authority,
        Coffee Regional Medical Center, Inc.,
        Series 2004,
        5.000% 12/01/15                          1,705,000           1,756,985
     GA Fulton DeKalb Hospital Authority,
        Series 2003,
        Insured: FSA
        5.250% 01/01/16                          1,000,000           1,076,910

34 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

 HOSPITALS - (CONTINUED)
     KS Development Finance Authority:
        Health Facilities
        Hays Medical Center Inc.,
        Series 1997 B,
        Insured: MBIA
        4.900% 11/15/05                            670,000             670,536
        Sisters of Charity Leavenworth,
        Series 1998,
        Insured: MBIA
        5.000% 12/01/14                            955,000             998,481
        St. Luke's/Shawnee Mission,
        Series 1996 N,
        Insured: MBIA
        4.700% 11/15/05                            605,000             605,417
        Stormont-Vail Healthcare, Inc.,
        Series 1996 F:
        Insured: MBIA
        5.600% 11/15/07                            740,000             757,272
        5.750% 11/15/09                            500,000             512,300
     KS Lawrence Memorial Hospital,
        Series 2003,
        5.250% 07/01/11                          1,005,000           1,063,119
     KS Manhattan Hospital,
        Mercy Health Care Center,
        Series 2001,
        Insured: FSA
        5.250% 08/15/10                          1,005,000           1,074,687
     KS University Hospital Authority,
        Health System,
        Series 1999 A,
        Insured: AMBAC
        5.350% 09/01/12                          1,265,000           1,337,915
     KS Wichita Hospital,
        Series 2001 III,
        6.250% 11/15/18                          5,000,000           5,471,350
     MA Health & Educational
        Facilities Authority,
        Partners HealthCare System, Inc.:
        Series 1997 A,
        Insured: MBIA
        5.375% 07/01/17                          2,000,000           2,075,180
        Series 2001 C:
        6.000% 07/01/14                          1,000,000           1,104,160
        6.000% 07/01/17                          1,250,000           1,375,525
     NC Medical Care Commission
        Health Care Facilities:
        Carolina Medicorp, Inc.,
        Series 1996,
        5.125% 05/01/16                          4,000,000           4,084,760
        Novant Health, Inc.,
        Series 2003 A,
        5.000% 11/01/11                          3,505,000           3,713,337

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

        Pitt County Memorial Hospital:
        Series 1998 A,
        4.400% 12/01/08                          3,135,000           3,220,680
        Series 1998 B,
        5.000% 12/01/18                          3,000,000           3,093,030
     NJ Health Care Facilities Financing
        Authority,
        Atlantic Health Systems,
        Series 1997 A,
        Insured: AMBAC
        6.000% 07/01/12                          1,500,000           1,691,700
     NM Farmington Hospital,
        San Juan Regional Medical Center, Inc.,
        Series 2004 A,
        5.125% 06/01/18                            500,000             517,060
     NY Monroe County Industrial
        Development Agency,
        Highland Hospital of Rochester,
        Series 2005:
        5.000% 08/01/14                            730,000             759,915
        5.000% 08/01/15                            545,000             565,100
     OH Lakewood Hospital Improvement,
        Lakewood Hospital Association,
        Series 2003,
        5.500% 02/15/14                          1,400,000           1,491,812
     OH Lorain County Hospital,
        Catholic Healthcare Partnerships,
        Series 2001 A:
        5.625% 10/01/14                          6,135,000           6,619,788
        5.625% 10/01/15                          3,000,000           3,223,230
        5.625% 10/01/16                          3,000,000           3,214,290
     OH Montgomery County Hospital,
        Kettering Medical Center,
        Series 1999,
        6.500% 04/01/13                          6,060,000           6,611,157
     OK Development Finance Authority,
        Duncan Regional Hospital, Inc.,
        Series 2003 A,
        5.000% 12/01/15                          1,545,000           1,592,092
     PA Higher Educational
        Facilities Authority,
        University of Pennsylvania
        Health Systems,
        Series 2005 A,
        Insured: AMBAC
        5.000% 08/15/18                            250,000             264,255
     SC Greenville Hospital Systems Facilities,
        Series 1996 B,
        5.500% 05/01/08                          3,210,000           3,304,214
     TN Chattanooga-Hamilton County,
        Hospital Authority
        Erlanger Medical Center,
        Series 1993,
        Insured: FSA
        5.500% 10/01/07                          1,250,000           1,300,638

                            See Accompanying Notes to Financial Statements. | 35

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

  HOSPITALS - (CONTINUED)
     TN Knox County Health, Educational
        & Housing Facilities Board:
        Baptist Health System of
        East Tennessee, Inc.,
        Series 1996,
        Insured: CON
        5.500% 04/15/11                          2,000,000           2,079,720
        Fort Sanders Alliance,
        Series 1993,
        Insured: MBIA
        7.250% 01/01/09                            300,000             332,997
        University Health Systems, Inc.,
        Series 1999:
        5.625% 04/01/29                          3,000,000           3,077,730
        5.750% 04/01/19                          1,500,000           1,557,000
     TN Shelby County Health, Educational
        & Housing Facilities Board:
        Methodist Health Systems,
        Series 1995,
        Insured: MBIA
        6.250% 08/01/09                             10,000              10,855
        St. Jude's Children's Research,
        Series 1999,
        5.375% 07/01/24                          9,000,000           9,312,120
     TX Amarillo Health Facilities Corp.,
        Baptist St. Anthony's Hospital Corp.,
        Series 1998,
        Insured: FSA
        5.500% 01/01/14                          1,000,000           1,092,640
     TX Harris County Health Facilities
        Development Corp.:
        Christus Health,
        Series 1999 A:
        Insured: MBIA
        5.375% 07/01/19                          5,000,000           5,249,500
        5.625% 07/01/11                          5,790,000           6,198,600
        Memorial Hospital Systems,
        Series 1997 A,
        Insured: MBIA
        6.000% 06/01/13                          2,170,000           2,434,067
     TX Jefferson County Health Facilities
        Development Corp.,
        Baptist Hospitals,
        Series 2001,
        Insured: AMBAC
        5.200% 08/15/21                          3,485,000           3,622,135
     TX North Central Health Facilities
        Development Corp.,
        Baylor Healthcare Systems,
        Series 1995,
        Insured: AMBAC
        5.500% 05/15/13                          5,210,000           5,374,323

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     TX Tarrant County Health Facilities
        Development Corp.,
        Texas Health Resources Systems,
        Series 1997 A:
        Insured: MBIA
        5.250% 02/15/17                          5,000,000           5,265,900
        5.750% 02/15/10                          3,805,000           4,055,711
     VA Augusta County Industrial
        Development Authority,
        Augusta Health Care, Inc.,
        Series 2003,
        5.250% 09/01/18                          1,500,000           1,595,115
     VA Prince William County Industrial
        Development Authority,
        Potomac Hospital Corp.,
        Series 2003,
        5.500% 10/01/18                          1,000,000           1,072,220
     WI Health & Educational
        Facilities Authority,
        Aurora Health Care, Inc.,
        Series 1999 A,
        5.600% 02/15/29                          7,615,000           7,769,965
     WV Hospital Finance Authority,
        Charleston Area Medical Center,
        Series 2000,
        6.750% 09/01/22                          1,535,000           1,683,880
                                                               ---------------
                                           Hospitals Total         163,150,695
                                                               ---------------
                                         HEALTH CARE TOTAL         164,694,375

HOUSING - 3.4%

  ASSISTED LIVING/SENIOR - 0.2%
     AZ Maricopa County Industrial Development
        Authority Health Facilities,
        Series 1999 A,
        Insured: GNMA
        6.300% 09/20/38                          3,715,000           3,989,315
                                                               ---------------
                              Assisted Living/Senior Total           3,989,315

  MULTI-FAMILY - 1.4%
     CA ABAG Finance Authority for
        Non-Profit Corps.:
        Series 2000 A, AMT,
        6.400% 08/15/30                          1,000,000           1,058,410
        Series 2000 B,
        6.250% 08/15/30                          8,000,000           8,472,800
     CA Statewide Communities Apartment
        Development Authority,
        Irvine Apartment Communities,
        Series 1998 A-4,
        5.250% 05/15/25                          1,750,000           1,807,960
     IL Chicago Housing Authority,
        Capital Program,
        Series 2001:
        5.250% 07/01/12                          5,975,000           6,371,919
        5.375% 07/01/13                          5,000,000           5,329,250
     MA Housing Finance Agency,
        Series 1995 A:
        Insured: MBIA
        5.600% 07/01/07                            440,000             448,800
        5.700% 07/01/08                            435,000             443,700

36 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

HOUSING - (CONTINUED)

  MULTI-FAMILY - (CONTINUED)
     NC Medical Care Commission,
        ARC/HDS Alamance Housing Corp.,
        Series 2004 A:
        4.650% 10/01/14                            575,000             571,291
        5.500% 10/01/24                          1,575,000           1,612,406
     NY Housing Finance Agency,
        Series 1996 A,
        Insured: FSA
        5.800% 11/01/09                          1,610,000           1,651,426
     TN Metropolitan Government Nashville
        & Davidson County Health &
        Educational Facilities Board,
        Welch Bend Apartments,
        Series 1996 A,
        Insured: FNMA
        5.500% 01/01/27                          1,000,000           1,022,040
     VA Housing Development Authority,
        Series 1995 H,
        5.700% 11/01/07                          1,655,000           1,690,235
                                                               ---------------
                                        Multi-Family Total          30,480,237

  SINGLE-FAMILY - 1.8%
     AK Housing Finance Corp.,
        Series 1997 A,
        Insured: MBIA
        6.000% 06/01/27                          7,755,000           8,068,845
     AZ Tucson & Pima County Industrial
        Development Authority,
        Series 2001 A-1, AMT:
        Insured: GNMA
        6.000% 07/01/21                            595,000             607,739
        6.350% 01/01/34                            390,000             399,781
     FL Escambia County Housing Finance
        Authority,
        Series 1999, AMT,
        Insured: FSA
        4.500% 10/01/09                          2,130,000           2,180,055
     FL Pinellas County Housing Authority,
        Affordable Housing,
        Series 2001,
        Insured: FSA
        4.600% 12/01/10                          7,000,000           7,245,630
     IA Finance Authority,
        Series 1997 F,
        Insured: GNMA
        5.550% 01/01/16                            745,000             764,959
     KS Sedgwick & Shawnee Counties,
        Mortgage Backed Securities Program,
        Series 2003, AMT,
        Insured: GNMA
        6.050% 06/01/27                            820,000             869,380
     ME Housing Authority Mortgage,
        Series 1997 C-1,
        5.700% 11/15/15                          1,705,000           1,764,334

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     NC Housing Finance Agency:
        Series 1994 Y,
        6.300% 09/01/15                            300,000             303,324
        Series 1997 RR, AMT,
        Insured: FHA
        5.850% 09/01/28                          1,320,000           1,353,106
     NH Housing Finance Authority,
        Series 1993 B,
        Insured: FHA
        5.850% 07/01/10                            265,000             265,374
     NM Mortgage Finance Authority:
        Series 1997 C-2, AMT,
        Insured: GNMA
        5.950% 07/01/17                            295,000             299,021
        Series 1997 E-2, AMT,
        Insured: GNMA
        5.600% 07/01/17                            815,000             836,125
        Series 1998 B-3,
        Insured: GNMA
        5.500% 07/01/28                            500,000             511,145
        Series 2001 B-2, AMT,
        Insured: GNMA
        6.200% 09/01/32                          2,050,000           2,081,016
        Series 2002 B-2, AMT,
        Insured: GNMA
        6.350% 03/01/33                          1,575,000           1,649,450
        Series 2002 PG-A-2, AMT,
        Insured: GNMA
        6.450% 03/01/33                          1,180,000           1,201,205
     OH Housing Finance Agency,
        Residential Mortgage
        Series 1998 B-2, AMT,
        Insured: GNMA
        4.800% 09/01/07                            805,000             812,776
     OR Housing & Community Services
        Department Mortgage:
        Series 1996 A,
        5.500% 07/01/08                              5,000               5,157
        Series 1997 H, AMT,
        5.150% 07/01/09                             85,000              87,687
        Series 1998 D, AMT,
        4.600% 07/01/07                             10,000              10,167
        Series 2000 H,
        Insured: FHA
        5.550% 07/01/21                            160,000             165,398
     TN Housing Development Agency,
        Home Ownership Program:
        Series 1988, AMT,
        4.750% 07/01/08                          1,085,000           1,114,176
        Series 1997-3A, AMT,
        (a) 01/01/08                             2,500,000           2,280,825
        Series 1998, AMT,
        4.850% 07/01/09                          1,135,000           1,171,490
        Series 1998, AMT,
        4.950% 07/01/10                          1,190,000           1,233,423
     WI Housing & Economic Development
        Authority,
        Series 1997 G,
        5.350% 03/01/12                          2,735,000           2,832,804
                                                               ---------------
                                       Single-Family Total          40,114,392
                                                               ---------------
                                             HOUSING TOTAL          74,583,944

                            See Accompanying Notes to Financial Statements. | 37

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

INDUSTRIALS - 0.9%

  CHEMICALS - 0.5%
     TN Humphreys County Industrial
        Development Board,
        Solid Waste Disposal,
        E.I. DuPont de Nemours & Co.,
        Series 1994, AMT,
        6.700% 05/01/24                            575,000             587,460
     TX Guadalupe Blanco River Authority,
        Sewer & Solid Waste Disposal Facility,
        E.I. DuPont de Nemours & Co.,
        Series 1999, AMT,
        5.500% 05/01/29                         10,650,000          10,957,040
                                                               ---------------
                                           Chemicals Total          11,544,500

  FOREST PRODUCTS & PAPER - 0.3%
     TX Gulf Coast Waste Disposal Authority,
        Series 2002 A, AMT,
        6.100% 08/01/24                          5,750,000           6,067,630
                                                               ---------------
                             Forest Products & Paper Total           6,067,630

  MANUFACTURING - 0.0%
     TN Maury County Industrial
        Development Board Multi-Model
        Pollution Control,
        General Motors Corp.-Saturn Corp.,
        Series 1997,
        6.500% 09/01/24                            750,000             727,995
                                                               ---------------
                                       Manufacturing Total             727,995
                                                               ---------------

  OTHER INDUSTRIAL DEVELOPMENT BONDS - 0.1%
     MI Strategic Fund Limited Obligation,
        NSF International,
        Series 2004,
        5.000% 08/01/13                            820,000             858,819
     PA Industrial Development Authority
        Economic Development,
        Series 2002,
        Insured: AMBAC
        5.250% 07/01/11                          1,000,000           1,078,530
                                                               ---------------
                  Other Industrial Development Bonds Total           1,937,349
                                                               ---------------
                                         INDUSTRIALS TOTAL          20,277,474

OTHER - 17.6%

  POOL/BOND BANK - 1.8%
     AK Industrial Development & Export Authority,
        Series 1998 A, AMT,
        Insured: MBIA
        5.250% 04/01/12                          3,345,000           3,481,677

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     KS Development Finance Authority,
        Water Pollution Contraol Revolving Fund:
        Series 2001 II,
        5.500% 05/01/14                          1,000,000           1,115,350
        Series 2002 II,
        5.500% 11/01/15                          1,000,000           1,102,990
     MA Water Pollution Abatement Trust:
        Series 1999 A,
        6.000% 08/01/19                          2,500,000           2,951,850
        Series 2004 A,
        5.250% 08/01/17                          2,920,000           3,216,117
     ME Municipal Bond Bank:
        Series 1998 A,
        Insured: FSA
        5.250% 11/01/08                            855,000             902,427
        Series 2002 A,
        5.375% 11/01/16                            355,000             384,745
     NY Dormitory Authority,
        Series 2002 A,
        Insured: MBIA
        5.250% 10/01/12                          2,420,000           2,640,050
     NY Environmental Facilities Corp.,
        Pollution Control,
        Series 1994,
        5.750% 06/15/09                             10,000              10,796
     OH Water Development Authority,
        Pollution Control,
        Series 2005 B,
        (a) 06/01/15                             2,000,000           1,313,220
     PA Delaware Valley Regional Financing
        Authority,
        Local Government:
        Series 1997 B,
        Insured: AMBAC
        5.600% 07/01/17                          2,000,000           2,215,120
        Series 2002:
        5.500% 07/01/12                         15,000,000          16,258,800
        5.750% 07/01/17                          2,000,000           2,232,560
     PA Finance Authority,
        Penn Hills,
        Series 2000 A,
        Insured: FGIC
        5.500% 12/01/22                            835,000             900,506
                                                               ---------------
                                      Pool/Bond Bank Total          38,726,208

  REFUNDED/ESCROWED (b) - 15.1%
     AL Birmingham Industrial Water
        Supply Board,
        Series 1978,
        Pre-refunded 01/01/07,
        6.000% 07/01/07                          2,500,000           2,597,000
     AL Birmingham Medical Clinic Board,
        Baptist Medical Centers,
        Series 1979,
        Escrowed to Maturity,
        8.300% 07/01/08                            510,000             548,831

38 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

  REFUNDED/ESCROWED (b) - (CONTINUED)
     AL Jefferson County Sewer,
        Series 2002 D,
        Pre-refunded 08/01/12,
        Insured: FGIC
        5.000% 02/01/38                         16,420,000          17,629,990
     AL Special Care Facilities Financing
        Authority,
        Charity Obligation Group,
        Series 1999 A,
        Escrowed to Maturity,
        4.625% 11/01/10                          3,265,000           3,399,159
     AZ Maricopa County Hospital,
        Samaritan Health Services,
        Series 1978,
        Escrowed to Maturity,
        7.625% 01/01/08                            965,000             999,624
     AZ School Facilities Board Certificates
        of Participation,
        Series 2003 A,
        Pre-refunded 03/01/13,
        Insured: MBIA
        5.250% 09/01/14                         10,000,000          10,899,900
     CA Los Angeles Unified School District,
        Series 1998 B,
        Pre-refunded 07/01/08,
        Insured: FGIC
        5.000% 07/01/18                         10,000,000          10,577,000
     CA Statewide Communities
        Development Authority,
        Series 1993,
        Pre-refunded 11/01/05,
        5.400% 11/01/15                          5,500,000           5,504,290
     CA State,
        Series 2000, Pre-refunded 12/01/10,
        5.000% 12/01/16                          2,610,000           2,796,693
     CO Adams County School District No. 012,
        Series 1997,
        Pre-refunded 12/15/07,
        Insured FGIC
        5.250% 12/15/09                          1,000,000           1,050,080
     CO Boulder Larimer & Weld Counties
        Vrain Valley School District,
        Series 1997,
        Pre-refunded 12/15/07,
        Insured: FGIC
        5.000% 12/15/10                          2,445,000           2,559,646
     CO Department of Transportation,
        Series 2000,
        Pre-refunded 06/15/10:
        Insured: AMBAC
        6.000% 06/15/12                          2,750,000           3,048,182
        6.000% 06/15/15                          2,750,000           3,048,182

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     CO Douglas County School District
        No. RE-1,
        Series 2001,
        Pre-refunded 12/15/11,
        Insured: MBIA
        5.250% 12/15/13                          7,385,000           8,028,603
     CT Special Tax Obligation
        Transportation Infrastructure:
        Series 1999 A,
        Pre-refunded 12/01/09,
        Insured: FGIC
        5.625% 12/01/19                          1,520,000           1,662,166
        Series 2001 A,
        Pre-refunded 10/01/11,
        Insured: FSA
        5.375% 10/01/17                          1,000,000           1,091,570
     DC Hospital
        Medlantic Healthcare Group,
        Series 1997 A,
        Escrowed to Maturity,
        Insured: MBIA
        6.000% 08/15/07                          1,350,000           1,413,936
     FL Orange County Tourist
        Development Tax,
        Series 2000,
        Pre-refunded 10/01/09,
        Insured: AMBAC
        5.500% 10/01/31                          3,000,000           3,232,530
     FL Tampa Water & Sewer,
        Series 1987,
        Escrowed to Maturity,
        6.800% 10/01/07                            875,000             913,482
     GA Atlanta Airport Facilities,
        Series 2000 A,
        Pre-refunded 01/01/10,
        Insured: FGIC
        5.500% 01/01/22                          2,725,000           2,964,691
     GA Atlanta Water & Wastewater,
        Series 1999 A,
        Pre-refunded 05/01/09,
        Insured: FGIC
        5.000% 11/01/38                          3,420,000           3,634,195
     GA Finance & Investment Commission,
        Series 1999 D,
        Pre-refunded 11/01/09:
        5.800% 11/01/10                          3,000,000           3,324,720
        5.800% 11/01/12                          4,000,000           4,432,960
     GA Municipal Electric Authority,
        Series 1998 Y:
        Escrowed to Maturity,
        Insured: AMBAC
        6.400% 01/01/13                            165,000             187,702
        Pre-refunded 01/01/11,
        Insured: AMBAC
        6.400% 01/01/13                             45,000              50,935

                            See Accompanying Notes to Financial Statements. | 39

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

  REFUNDED/ESCROWED (b) - (CONTINUED)
     HI Honolulu City & County,
        Series 1995 A,
        Escrowed to Maturity:
        Insured: MBIA
        6.000% 11/01/10                            135,000             149,920
        6.000% 11/01/10                            365,000             405,340
     IL Chicago Board of Education,
        Series 2000,
        Pre-refunded 12/01/10:
        Insured: FGIC
        5.500% 12/01/31                         10,000,000          10,912,500
        5.600% 12/01/18                          1,300,000           1,424,618
     IL Chicago Emergency Telephone Systems,
        Series 1993,
        Escrowed to Maturity,
        Insured: FGIC
        5.550% 01/01/08                          1,000,000           1,048,340
     IL Chicago,
        Series 1999 A:
        Escrowed to Maturity,
        Insured: FGIC
        5.000% 01/01/08                            605,000             627,337
        Pre-refunded 01/01/09,
        Insured: FGIC
        5.000% 01/01/15                          3,855,000           4,079,130
        Series 2000 C,
        Pre-refunded 07/01/10,
        Insured: FGIC
        5.750% 01/01/13                            310,000             342,553
     IL Cook County,
        Series 1990,
        Escrowed to Maturity,
        Insured: MBIA
        7.250% 11/01/07                          1,000,000           1,034,270
     IL Educational Facilities Authority,
        Shedd Aquarium,
        Series 1997,
        Pre-refunded 07/01/07:
        Insured: AMBAC
        5.150% 07/01/09                          1,030,000           1,080,594
        5.250% 07/01/10                          1,025,000           1,076,865
        5.300% 07/01/11                          1,145,000           1,203,704
     IL Health Facilities Authority,
        Galesburg Cottage Hospital,
        Series 2000,
        Pre-refunded 05/01/10,
        Insured: RAD
        6.000% 05/01/15                          1,500,000          1,648,530

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     IL State:
        Series 2000,
        Pre-refunded 06/01/10,
        Insured: MBIA
        5.750% 06/01/15                          6,850,000           7,502,394
        Series 2002,
        Pre-refunded 12/01/12,
        Insured: FSA
        5.375% 12/01/13                         10,000,000          10,950,200
     IN Toll Road Commission,
        Series 1980,
        Escrowed to Maturity,
        9.000% 01/01/15                          2,240,000           2,941,949
     IN Transportation Financing Authority,
        Series 1998 A,
        Pre-refunded 12/01/08:
        Insured: MBIA
        5.250% 12/01/13                          1,000,000           1,066,430
        5.250% 12/01/14                          1,500,000           1,599,645
     KS Department of Transportation,
        Series 1998,
        Escrowed to Maturity,
        5.500% 09/01/14                          1,575,000           1,756,708
     KS Development Finance Authority:
        Athletic Facilities,
        Series 1998 A,
        Pre-refunded 06/01/08,
        4.800% 06/01/13                          4,500,000           4,672,845
        Health Facilities,
        St. Luke's/Shawnee Mission,
        Series 1996 N,
        Escrowed to Maturity,
        Insured: MBIA
        4.700% 11/15/05                            620,000             620,446
     KS Labette County Single Family Mortgage,
        Capital Accumulator Bonds,
        Series 1998 A,
        Escrowed to Maturity,
        (a) 12/01/14                             2,175,000           1,482,197
     MA Massachusetts Bay Transportation
        Authority:
        Series 1994 A,
        Escrowed to Maturity,
        7.000% 03/01/07                             55,000              57,797
        Series 2000 A,
        Pre-refunded 07/01/10,
        5.750% 07/01/14                          2,750,000           3,015,375
     MA State:
        Series 1997 B,
        Pre-refunded 06/01/07,
        Insured: FGIC
        5.125% 06/01/12                          1,500,000           1,560,825
        Series 2000 B,
        Pre-refunded 06/01/10,
        5.250% 06/01/17                          1,500,000           1,604,130
        Series 2001 C,
        Pre-refunded 12/01/11,
        5.375% 12/01/16                          3,000,000           3,259,980
     MA University Lowell Building
        Authority Guaranteed,
        Series 1995 A,
        Pre-refunded 11/01/05,
        Insured: AMBAC
        5.700% 11/01/09                            295,000             300,900

40 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

  REFUNDED/ESCROWED (b) - (CONTINUED)
     ME Governmental Facilities Authority,
        Series 1999,
        Pre-refunded 10/01/09,
        Insured: FSA
        5.625% 10/01/19                          1,000,000           1,091,220
     ME Municipal Bond Bank,
        Series 2000 D,
        Pre-refunded 11/01/10,
        Insured: MBIA
        5.700% 11/01/21                          1,000,000           1,108,180
     MI Hospital Finance Authority,
        Ascension Health Credit,
        Series 1999 A,
        Pre-refunded 11/15/09,
        Insured: MBIA
        5.750% 11/15/18                          5,000,000           5,453,800
     MI South Lake Schools,
        Series 1997,
        Pre-refunded 05/01/08,
        Insured: FGIC
        5.250% 05/01/12                          1,850,000           1,938,023
     MI Ypsilanti School District,
        Series 1996,
        Pre-refunded 05/01/07,
        Insured: FGIC
        5.400% 05/01/09                          1,000,000           1,033,160
     NC Public Improvement,
        Series 1999 A,
        Pre-refunded 03/01/09,
        5.250% 03/01/12                          2,500,000           2,682,675
     NH Municipal Bond Bank,
        Series 1999 B,
        Pre-refunded 08/15/09,
        Insured: FSA
        5.250% 08/15/11                            750,000             806,333
     NJ Transportation Trust & Authority,
        Series 1997 A,
        Pre-refunded 06/15/08,
        5.000% 06/15/14                         10,000,000          10,439,200
     NJ Turnpike Authority:
        Series 1972 G,
        Escrowed to Maturity,
        5.750% 01/01/09                          1,765,000           1,842,413
        Series 2000 A:
        Escrowed to Maturity:
        Insured: MBIA
        6.000% 01/01/11                            875,000             972,720
        6.000% 01/01/13                            925,000           1,050,948
        Pre-refunded 01/01/10,
        Insured: MBIA
        5.750% 01/01/19                          3,000,000           3,267,930

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     NV Capital Improvement & Cultural
        Affairs,
        Series 1999 A,
        Pre-refunded 02/01/09:
        5.500% 02/01/11                          1,000,000           1,074,060
        5.500% 02/01/18                          1,500,000           1,611,090
     NV Clark County School District,
        Series 2000 A,
        Pre-refunded 06/15/10,
        Insured: MBIA
        6.000% 06/15/16                            635,000             700,869
     NV Henderson,
        Series 1997 A,
        Pre-refunded 06/01/07,
        Insured: MBIA
        5.100% 06/01/08                          1,180,000          1,226,834
     NV Municipal Bond Bank,
        Series 1998 A,
        Pre-refunded 05/15/08,
        5.250% 05/15/16                          6,570,000           6,889,302
     NY Environmental Facilities Corp.:
        Series 1994 A,
        Escrowed to Maturity,
        5.750% 06/15/09                            440,000             476,656
        Series 1994,
        Escrowed to Maturity,
        5.750% 06/15/09                             50,000              54,166
     NY Metropolitan Transportation
        Authority:
        Series 1993 O,
        Escrowed to Maturity,
        5.500% 07/01/17                          3,000,000           3,375,180
        Series 1996 A,
        Pre-refunded 07/01/08,
        Insured: FGIC
        5.750% 07/01/11                          1,000,000           1,064,900
        Series 1997 C-1,
        Pre-refunded 07/01/08,
        Insured: FGIC
        5.250% 07/01/17                          2,165,000           2,287,994
        Series 1998 A,
        Pre-refunded 07/01/11,
        Insured: FSA
        5.500% 07/01/15                          1,530,000           1,679,374
        Series 1998 R,
        Escrowed to Maturity,
        5.500% 07/01/14                          1,740,000           1,856,528
     NY New York City,
        Series 1997 I,
        Escrowed to Maturity,
        Insured: MBIA
        6.250% 04/15/07                          1,475,000           1,541,788
     NY Thruway Authority,
        Series 2000,
        Pre-refunded 04/01/10,
        Insured: AMBAC
        5.375% 04/01/18                          1,000,000           1,088,950

                            See Accompanying Notes to Financial Statements. | 41

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

  REFUNDED/ESCROWED (b) - (CONTINUED)
     OH Higher Education Capital Facilities,
        Series 2000 B,
        Pre-refunded 05/01/10,
        5.625% 05/01/15                          1,000,000           1,088,770
     OH Infrastructure Improvement:
        Series 1999 A,
        Pre-refunded 02/01/10,
        5.750% 02/01/11                          2,280,000           2,504,580
        Series 2000,
        Pre-refunded 02/01/10,
        5.750% 02/01/16                          1,000,000           1,089,850
     OH London City School District,
        Series 2001,
        Pre-refunded 12/01/11,
        Insured: FGIC
        5.500% 12/01/15                            375,000             412,594
     OH Water Development Authority,
        Pollution Control,
        Series 2002,
        Pre-refunded 06/01/12,
        5.250% 06/01/18                          5,535,000           6,017,541
     OR Department of Transportation,
        Highway User Tax,
        Series 2000,
        Pre-refunded 11/15/10,
        5.750% 11/15/15                          2,000,000           2,204,260
     OR Portland Airport Way Urban
        Renewal & Redevelopment Tax
        Increment,
        Series 2000 A,
        Pre-refunded 06/15/10,
        Insured: AMBAC
        6.000% 06/15/15                            750,000             834,510
     PA Central Duaphin School District,
        Series 1998 AA:
        Escrowed to Maturity,
        Insured: MBIA
        5.000% 12/01/13                            205,000             220,941
        Pre-refunded 12/01/08,
        Insured: MBIA
        5.000% 12/01/13                          1,295,000           1,359,892
     PA Chester County,
        Series 1998,
        Pre-refunded 06/15/08,
        5.000% 06/15/15                            500,000             521,960
     PA Elizabeth Forward School District,
        Series 1994 B,
        Escrowed to Maturity,
        Insured: MBIA
        (a) 09/01/21                             2,210,000           1,054,214

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     PA Finance Authority,
        Penn Hills,
        Series 2000 A,
        Pre-refunded 12/01/10,
        Insured: FGIC
        5.500% 12/01/22                            165,000             180,056
     PA Philadelphia School District:
        Series 2000 A,
        Pre-refunded 02/01/11,
        Insured: FSA
        5.750% 02/01/13                          1,000,000           1,102,100
        Series 2002 A,
        Pre-refunded 02/01/12,
        Insured: FSA
        5.500% 02/01/15                          1,000,000           1,098,970
     PA Saucon Valley School District,
        Series 1998,
        Pre-refunded 04/15/08:
        Insured: AMBAC
        5.150% 10/15/13                            835,000             872,500
        5.200% 10/15/14                            880,000             920,550
     PA Scranton School District,
        Series 1998:
        Escrowed to Maturity,
        Insured: AMBAC
        4.750% 04/01/08                            780,000             807,331
        Pre-refunded 04/01/08,
        Insured: AMBAC
        5.200% 04/01/11                          1,895,000           1,981,071
     PA State,
        Series 2001,
        Pre-refunded 01/15/11,
        5.125% 01/15/16                         10,000,000          10,804,000
     PA Tunkhannock Area School District,
        Series 1998,
        Pre-refunded 01/15/08:
        Insured: AMBAC
        5.100% 07/15/12                          1,175,000           1,221,565
        5.150% 07/15/14                          1,245,000           1,295,647
     PA Warwick School District,
        Lancaster County,
        Series 2001,
        Pre-refunded 08/15/11,
        Insured: FGIC
        5.250% 02/15/12                            750,000             812,678
     SC Cherokee County School District No. 001,
        Series 1997,
        Pre-refunded 03/01/07,
        5.000% 03/01/16                          3,600,000           3,723,876
     SC Greenville County School District,
        Series 2002,
        Pre-refunded 12/01/12,
        5.875% 12/01/17                          1,000,000           1,137,090
     SC Piedmont Municipal Power Agency,
        Series 1991 A,
        Escrowed to Maturity,
        Insured: FGIC
        6.125% 01/01/07                            335,000             346,564

42 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

  REFUNDED/ESCROWED (b) - (CONTINUED)
     SD Health & Educational Facilities
        Authority,
        Rapid City Regional Hospital,
        Series 1996,
        Escrowed to Maturity,
        7.750% 09/01/07                            730,000             769,281
     TN Blount County,
        Public Building Authority,
        Series 1998,
        Pre-refunded 04/01/08,
        Insured: FGIC
        5.000% 04/01/19                            500,000             525,030
     TN Madison County,
        Series 2002,
        Pre-refunded 04/01/12,
        5.000% 04/01/13                          1,160,000           1,243,346
     TN Memphis,
        Series 2000,
        Pre-refunded 04/01/08,
        5.000% 04/01/17                          2,500,000           2,625,150
     TN Shelby County Health, Educational
        & Housing Facilities Board,
        Methodist Health Systems,
        Series 1995,
        Escrowed to Maturity,
        Insured: MBIA
        6.250% 08/01/09                            490,000             538,206
     TN State,
        Series 1999 B,
        Pre-refunded 05/01/09,
        Insured: FSA
        5.250% 05/01/17                          2,000,000           2,123,160
     TN Williamson County,
        Series 2000,
        Pre-refunded 03/01/10,
        5.350% 03/01/17                          1,200,000           1,290,336
     TX Fort Worth Higher Education
        Finance Corp.,
        Texas Christian University,
        Series 1997,
        Pre-refunded 03/15/08,
        5.000% 03/15/17                          2,190,000           2,277,863
     TX Galena Park Independent School
        District,
        Series 1997,
        Pre-refunded 08/15/07,
        Insured: PSFG
        5.000% 08/15/21                          1,050,000           1,083,852
     TX Garland,
        Series 2000,
        Pre-refunded 02/15/09,
        5.500% 02/15/12                          3,120,000           3,326,076

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     TX Harris County,
        Series 1992,
        Escrowed to Maturity,
        6.000% 12/15/10                          1,000,000           1,112,490
     TX Houston,
        Series 1979,
        Escrowed to Maturity,
        6.400% 12/01/14                          5,565,000           6,238,810
     TX Lower Colorado River Authority,
        Junior Lien,
        Series 1993 5th,
        Escrowed to Maturity,
        5.375% 01/01/16                          2,100,000           2,320,668
     TX North Central, Health Facilities
        Development Corp.,
        Presbyterian Healthcare Residential,
        Series 1996 B,
        Escrowed to Maturity,
        Insured: MBIA
        5.500% 06/01/16                          5,000,000           5,614,250
     TX Richardson,
        Series 1998,
        Escrowed to Maturity,
        5.250% 02/15/07                            230,000             236,249
     TX San Antonio,
        Series 2002,
        Escrowed to Maturity,
        5.000% 08/01/10                            145,000             154,454
     TX Travis County Health Facilities
        Development Corp.,
        Ascension Health Credit,
        Series 1999 A,
        Pre-refunded 11/15/09,
        Insured: AMBAC
        5.875% 11/15/24                          4,500,000           4,944,555
     TX West University Place,
        Series 1998,
        Pre-refunded 02/01/08,
        Insured: FSA
        5.100% 02/01/12                          1,215,000           1,264,050
     WA King County:
        Series 1997 D,
        Pre-refunded 12/01/07,
        5.750% 12/01/11                          1,000,000           1,070,680
        Series 2002,
        Escrowed to Maturity,
        5.500% 12/01/13                            970,000           1,078,106
     WA Port of Seattle:
        Series 1996 B, AMT,
        Escrowed to Maturity,
        Insured: FGIC
        6.000% 09/01/08                            200,000             211,828
        Series 1997 A,
        Pre-refunded 10/01/07,
        Insured: FGIC
        6.000% 10/01/08                            250,000             265,403

                            See Accompanying Notes to Financial Statements. | 43

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

  REFUNDED/ESCROWED (b) - (CONTINUED)
     WA Seattle,
        Series 1999,
        Pre-refunded 10/01/09,
        Insured: MBIA
        5.875% 10/01/10                          2,300,000           2,526,734
     WA State,
        Series 1990 AT-5,
        Escrowed to Maturity,
        (a) 08/01/07                             2,390,000           2,255,897
     WI Transportation Revenue,
        Series 1998 B,
        Pre-refunded 07/01/09,
        Insured: FGIC
        5.250% 07/01/11                          2,020,000           2,149,866
     WI State:
        Series 2000 C,
        Pre-refunded 05/01/10,
        Insured: MBIA
        5.550% 05/01/21                          2,000,000           2,161,820
        Series 2000 D,
        Pre-refunded 05/01/11,
        Insured: MBIA
        5.500% 05/01/16                          2,000,000           2,186,300
     WV Hospital Finance Authority,
        Charleston Area Medical Center:
        Series 1993 A,
        Escrowed to Maturity,
        6.500% 09/01/23                          3,980,000           4,839,839
        Series 2000,
        Pre-refunded 09/01/10,
        6.750% 09/01/22                          6,340,000           7,276,862
                                                               ---------------
                                   Refunded/Escrowed Total         326,960,153

  TOBACCO - 0.7%
     CA Golden State Tobacco Securitization Corp.,
        Series 2003 A-1,
        6.250% 06/01/33                          3,500,000           3,842,545
     NJ Tobacco Settlement Financing Corp.,
        Series 2003,
        6.750% 06/01/39                          4,000,000           4,558,880
     VA Tobacco Settlement Financing Corp.,
        Series 2005,
        5.250% 06/01/19                          2,500,000           2,568,100
     WI Badger Tobacco Asset Securitization Corp.,
        Series 2002,
        6.000% 06/01/17                          5,000,000           5,277,300
                                                               ---------------
                                             Tobacco Total          16,246,825
                                                               ---------------
                                               OTHER TOTAL         381,933,186

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

OTHER REVENUE - 0.2%

  RECREATION - 0.2%
     DC Revenue,
        The Smithsonian Institute,
        Series 1997,
        5.000% 02/01/17                          2,000,000           2,083,640
     FL Board of Education,
        Series 2002 A,
        Insured: FGIC
        5.250% 07/01/18                          2,675,000           2,874,956
                                                               ---------------
                                          Recreation Total           4,958,596
                                                               ---------------
                                       OTHER REVENUE TOTAL           4,958,596

RESOURCE RECOVERY - 1.3%

  DISPOSAL - 0.6%
     FL Okeechobee County,
        Various Disposal-Waste
        Management/Landfill,
        Series 2004 A, AMT,
        4.200% 07/01/39                          1,000,000           1,002,990
     IL Development Finance Authority,
        Waste Management, Inc.,
        Series 1997, AMT,
        5.050% 01/01/10                          5,525,000           5,723,845
     NC Haywood County Industrial
        Facilities & Pollution Control
        Financing Authority,
        Champion International Corp.,
        Series 1993, AMT,
        5.500% 10/01/18                            500,000             505,785
     PA Westmoreland County Industrial
        Development Authority,
        Valley Landfill Expansion,
        Series 1993, AMT,
        5.100% 05/01/18                          5,900,000           6,093,107
                                                               ---------------
                                            Disposal Total          13,325,727

  RESOURCE RECOVERY - 0.7%
     MA Industrial Financing Agency,
        Ogden Haverhill,
        Series 1998 A, AMT,
        5.350% 12/01/10                          6,800,000           6,929,812
     NY Niagara County Industrial
        Development Agency,
        Series 2001 B, AMT,
        5.550% 11/15/24                          8,000,000           8,388,720
                                                               ---------------
                                   Resource Recovery Total          15,318,532
                                                               ---------------
                                   RESOURCE RECOVERY TOTAL          28,644,259

TAX-BACKED - 45.2%

  LOCAL APPROPRIATED - 2.0%
     AZ University of Arizona Certificates
        of Participation,
        Series 2002 A,
        Insured: AMBAC
        5.500% 06/01/15                            500,000             545,430

44 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  LOCAL APPROPRIATED - (CONTINUED)
     CA Orange County Public Financing
        Authority,
        Series 2005,
        Insured: MBIA
        5.000% 07/01/16                         10,000,000          10,735,000
     CA San Bernardino County
        Certificates of Participation,
        Series 2002 A,
        Insured: MBIA
        5.000% 07/01/15                          1,000,000           1,073,660
     FL Hillsborough County School
        Board Certificates of Participation,
        Series 1998 A,
        Insured: MBIA
        5.500% 07/01/14                          2,000,000           2,222,420
     IN Shelby County Jail Building Corp.,
        Series 1996:
        Insured: MBIA
        5.300% 07/15/07                          1,005,000           1,029,602
        Insured: MBIA
        5.400% 07/15/08                          1,045,000           1,070,780
     KS Johnson County Certificates
        of Participation,
        Park & Recreation District,
        Series 2003 A,
        Insured: MBIA
        4.000% 09/01/15                            100,000              99,009
     KS Wyandotte County,
        Unified School District No. 500,
        Series 2002,
        Insured: FSA
        5.000% 09/01/20                          1,890,000           2,030,332
     MI Grand Rapids Building Authority,
        Series 1998:
        5.000% 04/01/12                          1,205,000           1,289,097
        5.000% 04/01/13                          1,000,000           1,071,220
        5.000% 04/01/14                          1,415,000           1,518,366
     MO St. Louis Municipal
        Financial Corp.,
        Convention Center,
        Series 2003,
        Insured: AMBAC
        5.250% 07/15/11                          9,060,000           9,774,925
     SC Berkeley County School District,
        Series 2003,
        5.250% 12/01/18                          1,000,000           1,042,060
     SC Dorchester County School,
        District No. 2
        Series 2004,
        5.250% 12/01/17                          2,000,000           2,107,700
     SC Greenville County School District,
        Series 2005,
        5.500% 12/01/18                          5,000,000           5,484,950

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     SC Newberry Investing in
        Childrens Education,
        Series 2005,
        5.250% 12/01/19                          1,500,000           1,559,475
                                                               ---------------
                                  Local Appropriated Total          42,654,026

  LOCAL GENERAL OBLIGATIONS - 18.9%
     AK Anchorage:
        Series 2002 B,
        Insured: MBIA
        5.250% 07/01/10                         10,600,000          11,377,616
        Series 2004 B,
        Insured: AMBAC
        5.250% 12/01/15                          5,000,000           5,484,650
     AK Fairbanks North Star Borough,
        Series 1993 S,
        Insured: MBIA
        5.500% 03/01/08                          1,000,000           1,048,670
     AK North Slope Borough,
        Capital Appreciation,
        Series 2000 B,
        Insured: MBIA
        (a) 06/30/09                             2,000,000           1,747,800
     AL Birmingham,
        Series 2001 A,
        5.250% 05/01/17                          2,000,000           2,152,140
     AZ Maricopa County Unified High
        School District No. 210,
        Series 2003,
        Insured: MBIA
        5.000% 07/01/15                          6,300,000           6,784,911
     AZ Maricopa County Unified School
        District No. 69,
        Paradise Valley,
        Series 1995,
        Insured: MBIA
        6.350% 07/01/10                            500,000             560,055
     AZ Mohave County Elementary School
        District No. 16,
        Mohave Valley,
        Series 1997,
        Insured: MBIA
        6.900% 07/01/07                            910,000             963,499
     AZ Tempe Union High School District
        No. 213,
        Series 1994,
        Insured: FGIC
        7.000% 07/01/08                            500,000             545,755
     AZ Tucson,
        Series 1998,
        5.500% 07/01/18                          4,760,000           5,341,529
     CA Carlsbad Unified School District,
        Series 1997,
        Insured: FGIC
        (a) 11/01/14                               300,000             204,150

                            See Accompanying Notes to Financial Statements. | 45

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  LOCAL GENERAL OBLIGATIONS - (CONTINUED)
     CA Los Angeles Unified School
        District,
        Series 2005 A-1:
        Insured: FGIC
        5.500% 07/01/17                         10,000,000          11,237,900
        Insured: FGIC
        5.500% 07/01/18                         12,000,000          13,494,480
     CA Monrovia Unified School
        District,
        Series 2005,
        Insured: MBIA
        5.250% 08/01/21                          5,600,000           6,197,016
     CA Natomas Unified School District,
        Series 1999,
        Insured: MBIA
        5.850% 03/01/15                            250,000             286,280
     CA San Francisco,
        Series 2002,
        5.000% 06/15/11                         14,750,000          15,847,990
     CA Union Elementary School District,
        Series 1999 A,
        Insured: FGIC
        (a) 09/01/20                             1,000,000             496,240
     CA West Contra Costa Unified
        School District,
        Series 2005,
        Insured: FGIC
        (a) 08/01/20                             7,285,000           3,618,969
     CO Adams County School District
        No. 12, Series 1995 A, Insured: MBIA
        (a) 12/15/12                             1,300,000             970,541
     CO Aurora Centretech
        Metropolitan District,
        Series 1998 C,
        4.875% 12/01/28                          3,635,000           3,747,830
     HI Honolulu City & County,
        Series 1990 A,
        7.350% 07/01/07                          2,500,000           2,663,025
     IL Chicago Board of Education,
        Series 1996,
        Insured: MBIA
        6.250% 12/01/12                          2,100,000           2,407,692
     IL Chicago City Colleges
        Capital Improvement,
        Series 1999,
        Insured: FGIC
        6.000% 01/01/11                          5,195,000           5,724,267
     IL Chicago Equipment Notes,
        Series 1998,
        Insured: FGIC
        5.000% 01/01/08                          2,000,000           2,070,860

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     IL Chicago Park District,
        Series 1997:
        Insured: AMBAC
        5.250% 01/01/09                          1,135,000           1,178,925
        5.250% 01/01/10                          1,195,000           1,241,246
        5.250% 01/01/11                          1,260,000           1,307,162
        5.250% 01/01/12                          1,325,000           1,374,595
     IL Chicago:
        Series 1999 A,
        Insured: FGIC
        5.000% 01/01/15                          1,795,000           1,879,311
        Series 1999,
        Insured: FGIC
        5.250% 01/01/18                          7,540,000           8,227,573
        Series 2000 C,
        Insured: FGIC
        5.750% 01/01/13                            190,000             208,960
        Series 2004 A,
        Insured: FSA
        5.250% 01/01/17                          1,000,000           1,076,200
     IL Du Page County School District,
        Series 1997,
        Insured: FGIC
        6.750% 02/01/11                          1,145,000           1,306,937
     IL Kendall & Kane Counties
        Community Unified School
        District No. 115,
        Series 2002,
        Insured: FGIC
        (a) 01/01/17                             3,650,000           2,176,969
     IN Westfield Housing
        Building Corp.,
        Series 1998:
        Insured: AMBAC
        5.100% 01/05/12                          1,085,000           1,134,064
        5.100% 07/05/12                          1,185,000           1,238,586
        5.250% 01/05/14                          1,745,000           1,829,057
     KS Johnson County Unified School:
        District No. 231,
        Series 2001 A,
        Insured: FSA
        5.500% 10/01/15                             50,000              56,110
        District No. 232,
        Series 2004,
        Insured: MBIA
        5.000% 09/01/15                            150,000             160,913
     KS Leavenworth County Unified
        School District No. 464,
        Series 2005 A,
        Insured: MBIA
        5.000% 09/01/19                          1,030,000           1,090,657
     KS Lenexa,
        Series 2003 A,
        5.000% 09/01/12                          1,000,000           1,075,930

46 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  LOCAL GENERAL OBLIGATIONS - (CONTINUED)
     KS Montgomery County Unified
        School District No. 445,
        Series 2002,
        Insured: FGIC
        6.250% 04/01/12                          1,065,000           1,215,879
     KS Reno County
        Unified School District No. 313,
        Series 1996 B:
        Insured: FSA
        5.900% 09/01/08                            860,000             920,037
        5.900% 09/01/09                            925,000           1,006,955
        5.900% 09/01/10                            995,000           1,099,356
     KS Saline County
        Unified School District No. 305,
        Series 1999,
        Insured: FSA
        5.250% 09/01/13                          1,010,000           1,059,096
     KS Sedgwick County Unified School
        District No. 259,
        Series 2004,
        Insured: MBIA
        5.000% 09/01/15                          1,000,000           1,076,120
     KS Shawnee County Unified School
        District No. 437,
        Series 2001,
        Insured: FSA
        5.500% 09/01/13                          1,555,000           1,700,828
     KS Shawnee County Unified School
        District No. 501,
        Series 2002,
        5.000% 02/01/14                          1,000,000           1,065,060
     KS Shawnee County:
        Series 1998 A,
        5.125% 09/01/10                          1,320,000           1,406,698
        Series 2002,
        Insured: FSA
        5.250% 09/01/17                          1,660,000           1,787,007
     KS Wyandotte County School
        District No. 204,
        Series 2000 A,
        Insured: FSA
        6.375% 09/01/11                            500,000             570,075
     KY Turnpike Authority,
        Series 2001 A,
        Insured: AMBAC
        5.500% 07/01/13                          1,000,000           1,106,490
     LA Orleans Levee District,
        Series 1995 A,
        Insured: FSA
        5.950% 11/01/07                          2,200,000           2,270,466
     MI Berkley City School District,
        Series 1995,
        Insured: FGIC
        7.000% 01/01/09                            500,000             552,465

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     MI Detroit City School District:
        Series 2002 A,
        Insured: FGIC
        6.000% 05/01/19                          2,000,000           2,343,240
        Series 2003 B,
        Insured: FGIC
        5.250% 05/01/14                          2,000,000           2,165,600
     MN Elk River Independent School
        District No. 728,
        Series 2001 A,
        Insured: MBIA
        5.000% 02/01/17                          2,000,000           2,103,640
     NC Cary Water & Public Improvement,
        Series 2001,
        5.000% 03/01/13                          4,300,000           4,593,002
     NC Cumberland County,
        Series 1998,
        Insured: FGIC
        5.000% 03/01/17                          2,000,000           2,105,760
     ND West Fargo Public School
        District No. 6,
        Series 2002,
        Insured: FGIC
        5.250% 05/01/17                          3,600,000           3,847,680
     NH Manchester,
        Series 2004:
        Insured: MBIA
        5.500% 06/01/18                          4,215,000           4,763,835
        5.500% 06/01/19                          4,450,000           5,039,091
     NV Clark County School District:
        Series 2001 C,
        Insured: FGIC
        5.375% 06/15/13                          8,895,000           9,757,459
        Series 2003,
        Insured: MBIA
        5.000% 06/15/16                         10,760,000          11,438,095
     NY New York City:
        Series 1996 A,
        6.250% 08/01/09                          2,175,000           2,253,887
        Series 1996 F,
        5.750% 02/01/10                              5,000               5,105
        Series 1997 I,
        Insured: MBIA
        6.250% 04/15/07                          2,025,000           2,113,209
        Series 2002 D,
        5.625% 06/01/14                          2,500,000           2,731,650
        Series 2002 E,
        Insured: MBIA
        5.625% 08/01/15                          1,000,000           1,101,440
        Series 2002 G:
        5.750% 08/01/18                          1,000,000           1,098,840
        Insured: MBIA
        5.625% 08/01/13                          2,500,000           2,762,825
        Series 2005 D,
        5.000% 08/01/13                          4,000,000           4,238,880
        Series 2005 O,
        5.000% 06/01/15                          8,000,000           8,469,920

                            See Accompanying Notes to Financial Statements. | 47

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  LOCAL GENERAL OBLIGATIONS - (CONTINUED)
     OH Cleveland,
        Series 2005,
        Insured: AMBAC
        5.500% 10/01/16                          7,710,000           8,644,837
     OH Forest Hills Local School District,
        Series 1997,
        Insured: MBIA
        6.000% 12/01/10                          1,460,000           1,628,937
     OH Marion City School District,
        Series 2000,
        Insured: FSA
        6.500% 12/01/14                            500,000             594,525
     OH Mason City School District,
        Series 2005,
        Insured: FGIC
        5.250% 12/01/19 (c)                      2,250,000           2,486,520
        5.250% 12/01/21 (c)                      3,000,000           3,328,320
     OR Linn County Community School
        District No. 9 Lebanon,
        Series 2001,
        Insured: MBIA
        5.250% 06/15/17                          1,120,000           1,199,710
     OR Washington County,
        Series 2001,
        5.250% 06/01/07                            825,000             851,623
     OR Yamhill County School District
        No. 29J Newberg,
        Series 2005,
        Insured: FGIC
        5.500% 06/15/17                          2,500,000           2,801,225
     PA Allegheny County,
        Series C-49,
        Insured: MBIA
        5.000% 04/01/08                            500,000             520,045
     PA Central Dauphin School District,
        Series 1998,
        Insured: FGIC
        5.000% 06/01/12                          1,055,000           1,090,648
     PA Central York School District,
        Series 2002,
        Insured: FGIC
        5.000% 06/01/10                            500,000             531,555
     PA Chambersburg Area School District,
        Series 2001,
        Insured: FSA
        5.000% 06/15/12                            300,000             319,041
     PA Delaware County,
        Series 1999,
        5.125% 10/01/16                            500,000             526,485
     PA Ephrata Area School District,
        Series 2001 A,
        Insured: FGIC
        5.000% 04/15/14                            750,000             797,205

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     PA Ligonier Valley School District,
        Series 1998,
        Insured: FSA
        5.000% 03/01/13                          1,350,000           1,398,208
     PA North Allegheny School District,
        Series 2002,
        Insured: FGIC
        5.500% 11/01/08                          1,000,000           1,062,560
     PA Northampton County,
        Series 1999,
        5.000% 08/15/16                          1,000,000           1,047,310
     PA Norwin School District,
        Series 2001 B,
        Insured: MBIA
        5.000% 04/01/13                            575,000             607,413
     PA Oxford Area School District,
        Series 2001 A,
        Insured: FGIC
        5.250% 02/15/11                            500,000             538,955
     PA Philadelphia School District,
        Series 2004 D,
        Insured: FGIC
        5.000% 06/01/15                            250,000             266,003
     PA Philadelphia,
        Series 2003 A,
        Insured: XCLA
        5.250% 02/15/15                            315,000             336,070
     PA Pittsburgh School District,
        Series 2002,
        Insured: FSA
        5.500% 09/01/12                            500,000             550,075
     PA Pittsburgh,
        Series 2005 A,
        Insured: MBIA
        5.000% 09/01/17                            170,000             180,011
     PA Saucon Valley School District,
        Series 1998,
        Insured: AMBAC
        5.150% 10/15/13                            905,000             942,105
        5.200% 10/15/14                            950,000             989,967
     PA Scranton School District,
        Series 1998,
        Insured: AMBAC
        4.750% 04/01/08                            235,000             243,178
        5.200% 04/01/11                            595,000             619,687
     PA Tyrone Area School District,
        Series 1998,
        Insured: MBIA
        5.000% 09/15/13                          1,845,000           1,923,154
     PA Upper St. Clair Township
        School District,
        Series 2002,
        Insured: FSA
        5.375% 07/15/13                          1,000,000           1,090,670
     PA Westmoreland County,
        Series 1997,
        Insured: FGIC
        (a) 12/01/18                             1,000,000             546,710

48 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  LOCAL GENERAL OBLIGATIONS - (CONTINUED)
     SC Charleston County School District,
        Series 2001,
        5.000% 02/01/14                            850,000             905,301
     TN Anderson County,
        Series 2001,
        Insured: FSA
        5.000% 04/01/13                          1,535,000           1,630,001
     TN Blount County Public
        Building Authority,
        Local Government Public
        Improvement,
        Series 2004 B-5-A,
        Insured: FGIC
        5.000% 06/01/16                          1,075,000           1,144,381
     TN Chattanooga,
        Series 2005 A,
        Insured: FSA
        5.000% 09/01/14                          4,150,000           4,473,036
     TN Dickson County:
        Series 2002,
        Insured: FGIC
        5.000% 03/01/14                          1,000,000           1,075,580
        Series 2003,
        Insured: FGIC
        5.000% 06/01/14                          1,000,000           1,068,400
     TN Franklin Special School District:
        Series 1999,
        Insured: FSA
        (a) 06/01/20                             2,000,000           1,010,020
        Series 2002,
        5.000% 06/01/12                          1,000,000           1,070,790
     TN Hamilton County,
        Series 1998 B,
        5.100% 08/01/24                            500,000             544,340
     TN Kingsport,
        Series 2004,
        Insured: AMBAC
        5.000% 03/01/14                          1,000,000           1,075,260
     TN Knox County,
        Series 2001,
        5.000% 04/01/09                          5,000,000           5,257,500
     TN Lawrenceburg Public
        Building Authority,
        Series 2001 B,
        Insured: FSA
        5.500% 07/01/16                          1,330,000           1,446,335
     TN Madison County,
        Series 2002,
        5.000% 04/01/13                            390,000             414,476
     TN Metropolitan Government,
        Nashville & Davidson County,
        Series 1993,
        5.250% 05/15/07                          1,000,000           1,031,140

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     TN Montgomery County,
        Series 2004,
        Insured: FGIC
        5.000% 05/01/14                          1,250,000           1,345,575
     TN Overton County,
        Series 2004,
        Insured: MBIA
        5.000% 04/01/16                          1,000,000           1,072,140
     TN Rutherford County,
        Series 2005,
        5.000% 04/01/14                          1,550,000           1,667,831
     TN Shelby County:
        Series 1996 B,
        5.200% 12/01/09                          1,030,000           1,062,260
        Series 1997 B,
        5.500% 08/01/08                          6,450,000           6,821,004
        Series 1999 A,
        4.750% 05/01/21                            400,000             405,144
        Series 1999 B,
        5.250% 04/01/11                          1,000,000           1,079,240
     TX Aldine Independent
        School District,
        Series 1997,
        Insured: PSFG
        (a) 02/15/07                             2,175,000           2,086,477
     TX Austin Independent
        School District,
        Series 2004,
        Insured: PSFG
        5.250% 08/01/15                          8,150,000           8,895,154
     TX Birdville Independent
        School District,
        Series 1997 B,
        Insured: PSFG
        5.000% 02/15/07                          1,500,000           1,533,945
     TX Comal Independent
        School District,
        Series 2001,
        Insured: PSFG
        5.500% 02/01/14                          1,000,000           1,084,320
     TX Duncanville Independent
        School District,
        Series 1993,
        Insured: PSFG
        5.200% 02/15/09                          1,485,000           1,565,309
     TX Harris County,
        Series 2001,
        5.000% 10/01/12                         10,990,000          11,667,643
     TX Houston,
        Series 2001 A,
        Insured: FSA
        5.500% 03/01/10                          7,320,000           7,876,979
     TX Katy Independent School District,
        Series 1992,
        Insured: PSFG
        (a) 08/15/11                             1,775,000           1,410,521

                            See Accompanying Notes to Financial Statements. | 49

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  LOCAL GENERAL OBLIGATIONS - (CONTINUED)
     TX Lewisville Independent
        School District,
        Series 1997,
        Insured: PSFG
        6.750% 08/15/08                          1,000,000           1,087,660
     TX McKinney Independent
        School District,
        Series 2005,
        Insured: PSFG
        5.000% 02/15/14                          4,000,000           4,272,320
     TX Midlothian Independent
        School District,
        Series 1995,
        Insured: PSFG
        5.200% 02/15/13                            215,000             216,296
     TX Plano Independent School District,
        Series 2001,
        Insured: PSFG
        5.000% 02/15/09                          4,000,000           4,191,640
     TX Richardson,
        Series 1998,
        5.250% 02/15/07                          1,880,000           1,927,470
     TX San Antonio Independent
        School District,
        Series 2001 B,
        Insured: PSFG
        (a) 08/15/11                             3,500,000           2,778,160
     TX San Antonio,
        Series 2001,
        5.000% 08/01/10                          7,855,000           8,336,040
     TX San Benito Consolidated
        Independent School District,
        Series 1996,
        Insured: PSFG
        5.000% 08/01/07                            710,000             719,237
     TX Spring Branch Independent
        School District,
        Series 2001,
        Insured: PSFG
        5.375% 02/01/18                          2,785,000           2,980,869
     TX West University Place,
        Series 1998,
        Insured: FSA
        5.100% 02/01/12                            685,000             710,297
     UT Cache County School District,
        Series 1997,
        5.500% 06/15/07                          2,145,000           2,223,486
     VA Richmond,
        Series 2002 A,
        Insured: FSA
        5.250% 07/15/12                          1,000,000           1,090,500

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     WA Clark County School District
        No. 117 Camas,
        Series 1998,
        Insured: AMBAC
        5.000% 12/01/12                          1,805,000           1,933,137
     WA Clark County School District
        No. 37 Vancouver:
        Series 2001 C,
        Insured: FGIC
        (a) 12/01/16                             1,000,000             601,920
        Series 2005,
        Insured: FGIC
        5.500% 06/01/15                         10,145,000          11,246,443
     WA Jefferson County School,
        District No. 49
        Series 1998,
        Insured: FSA
        5.000% 12/01/07                          1,140,000           1,172,707
     WA King & Snohomish Counties
        School District,
        Series 1993,
        Insured: FGIC
        5.600% 12/01/10                          6,150,000           6,690,277
     WA King County:
        Series 1997 D,
        5.550% 12/01/08                          3,000,000           3,185,940
        Series 1998 B,
        4.750% 01/01/17                          1,000,000           1,021,700
     WA Seattle,
        Series 1998 A,
        5.500% 03/01/11                          1,370,000           1,492,437
     WA Spokane County School District
        No. 354 Mead,
        Series 1998:
        Insured: FGIC
        5.000% 12/01/09                          1,975,000           2,086,982
        5.250% 12/01/11                          1,600,000           1,730,768
        5.500% 12/01/10                          7,800,000           8,480,706
     WI Milwaukee County, Series 2001 A:
        5.000% 10/01/12                          2,500,000           2,656,875
        5.000% 10/01/13                          2,500,000           2,658,875
     WI Winneconne Community
        School District,
        Series 1998:
        Insured: FSA
        4.900% 04/01/10                          1,000,000           1,031,670
        5.000% 04/01/11                          1,050,000           1,088,630
        5.000% 04/01/12                          1,100,000           1,140,469
                                                               ---------------
                           Local General Obligations Total         409,443,115

  SPECIAL NON-PROPERTY TAX - 9.3%
     AZ Phoenix Civic Improvement Corp.,
        Senior Lien, Municipal Courthouse,
        Series 1999 A,
        5.500% 07/01/12                          1,000,000           1,076,300

50 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  SPECIAL NON-PROPERTY TAX - (CONTINUED)
     CA Economic Recovery,
        Series 2004 A:
        Insured: MBIA
        5.000% 07/01/11                          1,500,000           1,613,880
        5.000% 07/01/15                          5,000,000           5,370,450
     CA Los Angeles County Metropolitan
        Transportation Authority,
        Series 2003 A:
        Insured: FSA
        5.000% 07/01/17                          6,280,000           6,661,824
        5.000% 07/01/18                          7,700,000           8,136,821
     CO Denver City & County,
        Series 1999 A,
        Insured: FSA
        5.375% 09/01/11                          5,570,000           5,930,435
     CO Department of Transportation,
        Series 2002 B:
        Insured: MBIA
        5.500% 06/15/14                          3,000,000           3,344,280
        5.500% 06/15/15                          1,000,000           1,114,720
     CT Special Tax Obligation,
        Series 2001 B,
        Insured: FSA
        5.375% 10/01/12                          1,000,000           1,089,240
     DC Washington Convention
        Center Authority,
        Series 1998,
        Insured: AMBAC
        5.250% 10/01/14                          5,620,000           5,931,460
     FL Department of Environmental
        Protection Preservation,
        Series 2000 A,
        Insured: FGIC
        5.750% 07/01/08                          2,900,000           3,079,800
     FL Jacksonville,
        Series 2003 C, AMT,
        Insured: MBIA
        5.250% 10/01/19                          1,750,000           1,840,108
     FL Tampa,
        Series 2001,
        Insured: AMBAC
        6.000% 10/01/08                          1,000,000           1,073,600
     GA Metropolitan Atlanta Rapid
        Transit Authority,
        Series 1998 A,
        Insured: MBIA
        6.250% 07/01/10                          1,000,000           1,116,030
     IL Dedicated Tax Capital Appreciation
        Civic Center,
        Series 1990 B,
        Insured: AMBAC
        (a) 12/15/17                             2,540,000           1,460,246

                                                   PAR ($)           VALUE ($)
--------------------------------------------------------------------------------

     IL Regional Transportation Authority,
        Series 1994 C,
        Insured: FGIC
        7.750% 06/01/11                          1,750,000           2,101,067
     IL State:
        Series 2002 First,
        5.250% 06/15/19                         10,000,000          10,960,400
        Series 2002 Second,
        Insured: FGIC
        5.500% 06/15/15                          1,000,000           1,111,350
     IN Hamilton County,
        Series 1998,
        Insured: FSA
        5.250% 07/10/12                          1,575,000           1,651,199
     KS Wichita,
        Series 2003-772,
        Insured: FGIC
        4.250% 09/01/16                          1,260,000           1,273,356
     KS Wyandotte County Unified
        Government,
        Series 2005 B:
        4.750% 12/01/16                          2,000,000           2,028,760
        5.000% 12/01/20                          1,825,000           1,864,675
     MA Massachusetts Bay
        Transportation Authority:
        Series 2000 A,
        5.750% 07/01/14                            250,000             272,605
        Series 2004 B,
        5.250% 07/01/21                          5,500,000           6,077,555
     MA State,
        Series 2005 A,
        Insured: FSA
        5.500% 06/01/16                         13,615,000          15,175,960
     MD Department of Transportation
        County Transportation,
        Series 2002:
        5.500% 02/01/10                         10,925,000          11,810,362
        5.500% 02/01/15                          3,750,000           4,192,462
     MI Trunk Line:
        Series 1998 A:
        5.250% 11/01/10                          1,500,000           1,616,595
        5.500% 11/01/16                          2,000,000           2,242,160
        Series 2005,
        Insured: FSA
        5.250% 11/01/17                          5,050,000           5,555,858
     NJ Economic Development Authority,
        Series 2004:
        5.500% 06/15/16                          5,500,000           5,911,950
        6.375% 06/15/15                          4,000,000           4,270,680
     NM Bernalillo County,
        Series 1998,
        5.250% 04/01/27                          3,000,000           3,315,870
     NM Dona Ana County,
        Series 1998,
        Insured: AMBAC
        5.500% 06/01/16                            750,000             838,028

                            See Accompanying Notes to Financial Statements. | 51

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  SPECIAL NON-PROPERTY TAX - (CONTINUED)
     NM Santa Fe,
        Series 1997 A,
        Insured: AMBAC
        5.000% 06/01/08                          2,000,000           2,083,840
     NM Transportation Commission,
        Series 2000 A,
        6.000% 06/15/10                          6,000,000           6,632,580
     NY Local Government Assistance Corp.,
        Series 1992 C,
        6.000% 04/01/12                            150,000             167,867
     NY Metropolitan Transportation
        Authority,
        Series 2004 A,
        Insured: FGIC
        5.250% 11/15/16                          3,000,000           3,303,810
        5.250% 11/15/17                          4,000,000           4,409,560
     NY New York City Transitional
        Finance Authority:
        Series 1998 A,
        5.500% 11/15/16                          1,500,000           1,648,395
        Series 2002 A,
        5.500% 11/01/26
        (14.000% 11/01/11) (d)                  10,000,000          10,872,600
        Series 2004 C,
        5.250% 02/01/18                          3,500,000           3,772,265
        Series 2005 A-1,
        5.000% 11/01/14                         10,000,000          10,762,900
     PA Pittsburgh & Allegheny County,
        Series 1999,
        Insured: AMBAC
        5.250% 02/01/12                            500,000             534,190
     PR Commonwealth of Puerto Rico
        Highway & Transportation Authority:
        Series 2002 E,
        Insured: FSA
        5.500% 07/01/12                          1,000,000           1,107,920
        Series 2005 BB,
        Insured: FSA
        5.250% 07/01/22                         12,000,000          13,315,440
     PR Commonwealth of Puerto Rico
        Infrastructure Financing Authority,
        Series 2005 C,
        Insured: AMBAC
        5.500% 07/01/18                          8,705,000           9,825,595
     TX Houston,
        Series 2001 B,
        Insured: AMBAC
        (a) 09/01/17                             2,000,000           1,164,540
                                                               ---------------
                            Special Non-Property Tax Total         200,711,588

                                                   PAR ($)           VALUE ($)
--------------------------------------------------------------------------------

  SPECIAL PROPERTY TAX - 0.5%
     CA Oceanside Community
        Development Commission
        Tax Allocation,
        Series 2003,
        5.200% 09/01/17                          1,000,000           1,021,990
     CA Santa Clara Redevelopment
        Agency Tax Allocation
        Bayshore North,
        Series 2002,
        Insured: AMBAC
        5.500% 06/01/13                          4,195,000           4,611,899
     MO Development Finance Board,
        Series 2000 A,
        Insured: MBIA
        6.000% 04/01/14                          2,000,000           2,195,440
     NV Las Vegas Redevelopment Agency,
        Sub Lien-Fremont Street,
        Series 2003 A,
        5.000% 06/15/13                          3,685,000           3,791,091
                                                               ---------------
                                Special Property Tax Total          11,620,420

  STATE APPROPRIATED - 6.7%
     AZ State Certificates of Participation,
        Series 2002 B,
        Insured: FSA
        5.375% 09/01/08                          2,000,000           2,110,900
     CA Public Works Board:
        Series 2003 C,
        5.500% 06/01/18                          1,500,000           1,628,145
        Series 2004 A,
        5.500% 06/01/19                          2,000,000           2,175,160
     KY Property & Buildings Commission,
        Series 2005,
        Insured: MBIA
        5.000% 08/01/19                          6,155,000           6,638,229
     MI Building Authority:
        Series 2003 II,
        Insured: MBIA
        5.000% 10/15/17                          1,000,000           1,059,120
        Series 2005 I,
        Insured: AMBAC
        5.000% 10/15/29                          7,000,000           7,414,330
     NJ Economic Development Authority:
        Series 2001 A,
        Insured: AMBAC
        5.500% 06/15/13                          1,000,000           1,106,170
        Series 2005 K,
        Insured: AMBAC
        5.500% 12/15/19                          2,500,000           2,820,625
        Series 2005 N-1,
        Insured: MBIA
        5.250% 09/01/14                          8,530,000           9,338,303

52 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  STATE APPROPRIATED - (CONTINUED)
     NJ Transportation Trust Fund
        Authority:
        Series 1995,
        Insured: MBIA
        6.500% 06/15/10                          1,000,000           1,119,850
        Series 1999 A,
        5.625% 06/15/14                          2,000,000           2,218,320
        Series 2001 C,
        Insured: FSA
        5.500% 12/15/18                          2,000,000           2,240,800
        Series 2003 A,
        Insured: AMBAC
        5.500% 12/15/15                          3,260,000           3,626,554
        Series 2004 B,
        Insured: MBIA
        5.500% 12/15/15                          4,000,000           4,449,760
        Series 2005 C,
        Insured: FGIC
        5.250% 06/15/12                         15,000,000          16,228,500
     NY Dormitory Authority:
        Series 1993 A:
        5.250% 05/15/15                          5,850,000           6,350,117
        Insured: FSA
        5.250% 05/15/15                          4,000,000           4,375,760
        Series 1995 A:
        Insured: AMBAC
        5.625% 07/01/16                          1,250,000           1,400,375
        Insured: FGIC
        5.625% 07/01/16                          5,000,000           5,620,950
        Insured: FSA
        5.625% 07/01/16                            500,000             562,095
        Series 2002 B,
        Insured: AMBAC
        5.250% 11/15/26                          1,000,000           1,077,720
        Series 2005 B,
        Insured: FGIC
        5.500% 07/01/21                          7,685,000           8,690,275
     NY Tollway Authority,
        Series 2002,
        5.500% 04/01/13                          4,510,000           4,917,343
     NY Urban Development Corp.:
        Series 1995,
        5.750% 04/01/11                            500,000             547,695
        Series 2002 A,
        5.000% 01/01/17                          4,000,000           4,207,720
     OH Building Authority,
        Series 2004 C,
        Insured: MBIA
        5.250% 10/01/15                          7,185,000           7,867,791

                                                   PAR ($)           VALUE ($)
--------------------------------------------------------------------------------

     OH Department of Administrative
        Services Certificates of Participation,
        Series 2005 A,
        Insured: MBIA
        5.250% 09/01/14                          8,780,000           9,605,144
     OR Department of Administrative
        Services Certificates of Participation,
        Series 2002 C,
        Insured: MBIA
        5.250% 11/01/10                         10,000,000          10,763,100
     PR Commonwealth of Puerto Rico
        Public Finance Corp.,
        Commonwealth Appropriation,
        Series 2004 A,
        5.750% 08/01/27                          2,500,000           2,704,175
     UT Building Ownership Authority,
        Series 1998,
        Insured: FSA
        5.500% 05/15/14                          5,000,000           5,532,200
     VA Public School Authority,
        Series 2001 A,
        5.000% 08/01/17                          3,500,000           3,684,275
     WV School Building Authority,
        Series 1997,
        Insured: AMBAC
        5.500% 07/01/11                          2,000,000           2,108,560
                                                               ---------------
                                  State Appropriated Total         144,190,061

  STATE GENERAL OBLIGATIONS - 7.8%
     CA State:
        Series 2000,
        5.000% 12/01/16                            655,000             682,543
        Series 2003,
        5.250% 11/01/18                          1,000,000           1,065,090
        Series 2004:
        5.000% 04/01/11                          2,000,000           2,122,980
        5.000% 02/01/20                            750,000             780,278
     FL Board of Education Capital Outlay,
        Series 1998 B,
        5.250% 06/01/11                          3,990,000           4,315,345
     FL Department of Transportation,
        Series 2002,
        5.250% 07/01/13                          7,290,000           7,938,956
     GA State:
        Series 1997 C,
        6.250% 08/01/09                          4,400,000           4,848,008
        Series 1999 B:
        5.750% 08/01/08                          1,000,000           1,066,480
        5.750% 08/01/10                          2,000,000           2,202,140
     HI State:
        Series 2001 CV,
        Insured: FGIC
        5.500% 08/01/09                         13,745,000          14,738,901
        Series 2000 CU,
        Insured: MBIA
        5.750% 10/01/08                          1,815,000           1,937,113

                            See Accompanying Notes to Financial Statements. | 53

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  STATE GENERAL OBLIGATIONS - (CONTINUED)
     MA Massachusetts Bay
        Transportation Authority:
        Series 1991 A,
        Insured: MBIA
        7.000% 03/01/21                          5,750,000           7,215,790
        Series 1993 A,
        Insured: MBIA
        5.500% 03/01/09                          3,000,000           3,197,790
        Series 1994 A,
        7.000% 03/01/07                          2,195,000           2,301,326
        Series 1998 A:
        Insured: MBIA
        5.500% 03/01/12                          1,290,000           1,417,671
        5.500% 03/01/14                            750,000             831,990
        Series 1998 C,
        5.500% 03/01/08                          1,000,000           1,048,900
     MA State:
        Series 1998 C,
        5.250% 08/01/17                          1,775,000           1,942,879
        Series 2003 D:
        5.500% 10/01/17                          5,000,000           5,594,350
        Insured: AMBAC
        5.500% 10/01/19                          3,900,000           4,390,503
        Series 2004 B,
        5.250% 08/01/16                         10,000,000          10,936,400
     MI State,
        Series 2001,
        5.500% 12/01/15                          1,250,000           1,400,100
     MN State,
        Series 2000,
        5.500% 11/01/13                          1,000,000           1,088,720
     MS State:
        Series 2000,
        5.000% 12/01/08                          7,000,000           7,306,880
        Series 2002 A,
        5.500% 12/01/14                          3,000,000           3,304,500
        Series 2003 A,
        5.250% 11/01/14                          1,000,000           1,082,460
     NJ State,
        Series 2001 H,
        5.250% 07/01/14                          5,000,000           5,457,500
     OH State:
        Series 2000 A,
        5.125% 02/01/09                          2,495,000           2,628,607
        Series 2001 A,
        5.000% 06/15/12                          5,000,000           5,290,600
     OR State:
        Series 1996 B, AMT,
        5.700% 08/01/16                            295,000             302,564
        Series 1997 A, AMT,
        5.050% 08/01/11                             90,000              92,491

                                                   PAR ($)           VALUE ($)
--------------------------------------------------------------------------------

     PA State:
        Series 2002:
        5.000% 02/01/09                          2,000,000           2,099,460
        5.500% 02/01/15                          3,000,000           3,353,970
        Series 2004,
        Insured: MBIA
        5.375% 07/01/16                         10,000,000          11,128,700
     PR Commonwealth of Puerto Rico
        Public Finance Corp.,
        Commonwealth Appropriation,
        Series 2004 A,
        Insured: AMBAC
        5.250% 08/01/30                          3,240,000           3,493,951
     PR Commonwealth of Puerto Rico,
        Series 2003 C,
        Insured: MBIA
        5.000% 07/01/28                          1,000,000           1,044,310
     TX State:
        Public Finance Authority,
        Series 1997,
        5.000% 10/01/15                          1,000,000           1,036,790
        Water Development,
        Series 1997 D,
        5.000% 08/01/19                         10,910,000          11,187,332
     UT State,
        Series 2002 B,
        5.375% 07/01/11                         10,000,000          10,912,700
     VI Public Finance Authority,
        Series 2004 A,
        5.000% 10/01/10                            200,000             209,932
     WA State:
        Series 1998 C,
        5.500% 07/01/09                          3,330,000           3,560,702
        Series 2000 A,
        5.625% 07/01/13                          1,000,000           1,082,430
     WI State,
        Series 2005 B,
        Insured: MBIA
        5.000% 05/01/09                         11,260,000          11,843,268
                                                               ---------------
                           State General Obligations Total         169,483,400
                                                               ---------------
                                          TAX-BACKED TOTAL         978,102,610

TRANSPORTATION - 6.1%

  AIR TRANSPORTATION - 0.6%
     OH Dayton Special Facilities,
        Air Freight Corp.,
        Series 1996 D, AMT,
        6.200% 10/01/09                            500,000             542,965
     TN Memphis Shelby County Airport
        Authority,
        FedEx Corp.:
        Series 1997,
        5.350% 09/01/12                          6,180,000           6,575,335
        Series 2001,
        5.000% 09/01/09                          5,000,000           5,192,000
        Series 2002,
        5.050% 09/01/12                          1,000,000           1,048,170
                                                               ---------------
                                  Air Transportation Total          13,358,470

54 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TRANSPORTATION - (CONTINUED)

  AIRPORTS - 1.2%
     AZ Tucson Airport Authority, Inc.,
        Series 2001, AMT,
        Insured: AMBAC
        5.500% 06/01/12                            500,000             533,185
     CO Denver City & County:
        Series 1996 A,
        Insured: MBIA
        5.500% 11/15/25                          2,000,000           2,058,600
        Series 2000 A, AMT,
        Insured: AMBAC
        6.000% 11/15/15                          3,075,000           3,363,343
     IL Chicago O' Hare International
        Airport,
        Series 1993 C,
        Insured: MBIA
        5.000% 01/01/11                          5,640,000           5,976,200
     NC Charlotte,
        Series 1999 B, AMT,
        Insured: MBIA
        6.000% 07/01/24                          3,000,000           3,232,770
     OK Airport Trust,
        Series 2000 B, AMT,
        Insured: FSA
        5.375% 07/01/11                          4,670,000           4,936,564
     TX Houston Airport Systems,
        Sub- Lien,
        Series 2002,
        Insured: FSA
        5.000% 07/01/27                          5,000,000           5,119,150
                                                               ---------------
                                            Airports Total          25,219,812

  PORTS - 0.1%
     WA Port of Seattle,
        Series 2000 A,
        Insured: MBIA
        5.500% 02/01/26                          2,625,000           2,800,402
                                                               ---------------
                                               Ports Total           2,800,402

  TOLL FACILITIES - 2.4%
     CO E-470 Public Highway Authority:
        Series 1997 B,
        Insured: MBIA
        (a) 09/01/12                            10,000,000           7,546,100
        Series 2000 B,
        Insured: MBIA
        (a) 09/01/18                             1,500,000             821,505
     CO Northwest Parkway Public
        Highway Authority,
        Series 2001 C,
        Insured: AMBAC
        (a) 06/15/21
        (5.700% 06/15/11) (e)                    4,000,000           3,312,720

                                                   PAR ($)           VALUE ($)
--------------------------------------------------------------------------------

     KS Turnpike Authority,
        Series 2002,
        Insured: FSA
        5.250% 09/01/15                          1,855,000           2,042,986
        5.250% 09/01/16                          1,230,000           1,357,194
     NJ Turnpike Authority,
        Series 2000 A:
        Insured: MBIA
        6.000% 01/01/11                          2,125,000           2,359,132
        6.000% 01/01/13                            275,000             311,523
     NY Thruway Authority,
        Second General Highway &
        Bridge Trust Fund:
        Series 2003 A,
        Insured: MBIA
        5.250% 04/01/12                          2,145,000           2,330,736
        Series 2005 B:
        Insured: AMBAC
        5.500% 04/01/20                          3,840,000           4,357,747
        Insured: FSA
        5.000% 04/01/15                          7,500,000           8,089,575
     NY Triborough Bridge &
        Tunnel Authority,
        Series 2002 B:
        5.000% 11/15/09                          2,000,000           2,115,760
        Insured: MBIA
        5.500% 11/15/18                          5,000,000           5,647,400
     OH Turnpike Commission,
        Series 1998 A:
        Insured: FGIC
        5.500% 02/15/21                          2,000,000           2,271,580
        5.500% 02/15/24                          1,000,000           1,142,590
     PA Delaware River Joint Toll Bridge
        Commission,
        Series 2003,
        5.250% 07/01/11                            500,000             537,680
     PA Turnpike Commission,
        Series 2001 S,
        5.500% 06/01/15                          1,000,000           1,093,290
     TX Turnpike Authority,
        Central Texas Turnpike System,
        Series 2002,
        5.000% 06/01/08                          7,000,000           7,284,620
                                                               ---------------
                                     Toll Facilities Total          52,622,138

  TRANSPORTATION - 1.8%
     AR State,
        Series 2000 A,
        5.500% 08/01/11                         10,000,000          10,686,800
     CA San Francisco Bay Area Rapid
        Transit District,
        Series 2005 A,
        Insured: MBIA
        5.000% 07/01/20                          2,040,000           2,153,506
     DC Metropolitan Area Transit
        Authority,
        Series 1993,
        Insured: FGIC
        6.000% 07/01/07                            250,000             261,635

                            See Accompanying Notes to Financial Statements. | 55

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TRANSPORTATION - (CONTINUED)

  TRANSPORTATION - (CONTINUED)
     IN Transportation Finance Authority,
        Series 2000,
        5.750% 12/01/14                          2,485,000           2,713,719
     MA State,
        Series 2000 A,
        5.750% 06/15/13                            350,000             382,722
     NJ Transit Corp. Certificates of
        Participation,
        Series 2002 A,
        Insured: AMBAC
        5.500% 09/15/15                          6,725,000           7,440,136
     OH Scioto County,
        Norfolk Southern Corp.,
        Series 1998,
        5.300% 08/15/13                          2,500,000           2,563,100
     OH State,
        Major New State Infrastructure,
        Series 2002,
        5.000% 06/15/10                         10,695,000          11,365,363
                                                               ---------------
                                      Transportation Total          37,566,981
                                                               ---------------
                                      TRANSPORTATION TOTAL         131,567,803

UTILITIES - 12.4%

  INDEPENDENT POWER PRODUCERS - 0.4%
     CA Sacramento Power Authority,
        Series 2005,
        Insured: AMBAC
        5.250% 07/01/14                          6,680,000           7,311,727
                                                               ---------------
                         Independent Power Producers Total           7,311,727

  INVESTOR OWNED - 1.9%
     CO Adams County,
        Public Service Co.,
        Series 2005 A,
        Insured: MBIA
        4.375% 09/01/17                         11,550,000          11,538,796
     FL Hillsborough County Industrial
        Development Authority,
        Tampa Electric Co.,
        Series 1992,
        4.000% 05/15/18                          1,000,000           1,007,510
     IN Development Finance Authority,
        Southern Indiana Gas & Electric,
        Series 1998 C, AMT,
        5.000% 03/01/30                          9,100,000           9,134,125
     NH Business Finance Authority,
        Series 2001 C,
        Insured: MBIA
        5.450% 05/01/21                          1,500,000           1,622,865
     TX Brazos River Authority,
        TXU Energy Co. LLC,
        Series 2001 C, AMT,
        5.750% 05/01/36                          5,195,000           5,489,556

                                                   PAR ($)           VALUE ($)
--------------------------------------------------------------------------------

     TX Redeemable River Authority,
        Southwestern Public Service Co.,
        Series 1991,
        Insured: AMBAC
        5.200% 07/01/11                          6,000,000           6,223,440
     TX Sabine River Authority,
        TXU Electric Co.,
        Series 2001 B, AMT,
        5.750% 05/01/30                          2,995,000           3,164,817
     WY Lincoln County,
        Pacificorp,
        Series 1991,
        3.400% 01/01/16                          3,075,000           3,001,508
                                                               ---------------
                                      Investor Owned Total          41,182,617

  JOINT POWER AUTHORITY - 0.6%
     AZ Salt River Project Agricultural
        Improvement & Power District:
        Series 1993 B,
        5.200% 01/01/08                          1,210,000           1,259,186
        Series 2002 C,
        5.000% 01/01/12                          1,000,000           1,071,040
     NC Eastern Municipal Power Agency:
        Series 1993 B,
        6.125% 01/01/09                          2,000,000           2,139,240
        Series 1993 C,
        5.500% 01/01/07                            415,000             424,433
     TX Municipal Power Agency,
        Series 1993,
        Insured: MBIA
        (a) 09/01/15 250,000 161,818
     UT Associated Municipal Power Systems,
        Series 2003 A,
        Insured: FSA
        5.000% 04/01/12                          1,250,000           1,337,975
     WA Energy Northwest Electric,
        Series 2002 A:
        Insured: MBIA
        5.750% 07/01/18                          1,000,000           1,104,540
        5.500% 07/01/16                          4,675,000           5,081,538
     WA Public Power Supply,
        Series 1990 A,
        5.800% 07/01/07                          1,150,000           1,197,449
                                                               ---------------
                               Joint Power Authority Total          13,777,219

  MUNICIPAL ELECTRIC - 3.7%
     AZ Power Reserves Authority,
        Series 2001,
        5.000% 10/01/10                            500,000             532,315
     CA Department of Water Resources,
        Series 2002 A:
        5.500% 05/01/11                         10,000,000          10,862,500
        6.000% 05/01/13                          2,000,000           2,245,560
        Insured: MBIA
        5.250% 05/01/10                          5,000,000           5,380,800
     GA Municipal Electric Authority,
        Series 1998 Y,
        Insured: AMBAC
        6.400% 01/01/13                          4,205,000           4,790,841

56 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

  MUNICIPAL ELECTRIC - (CONTINUED)
     IL Springfield Electric,
        Senior Lien,
        Series 1991,
        6.500% 03/01/07                          2,250,000           2,344,140
     MI Public Power Agency,
        Series 2002 A,
        Insured: MBIA
        5.250% 01/01/16                          1,000,000           1,091,290
     MN Northern Municipal Power Agency,
        Series 1998,
        Insured: FSA
        5.250% 01/01/12                          2,490,000           2,664,823
     OK Grand River Dam Authority,
        Series 2002 A,
        Insured: FSA
        5.000% 06/01/12                          1,000,000           1,073,200
     PR Commonwealth of Puerto Rico
        Electric Power Authority:
        Series 1997 BB,
        Insured: MBIA
        6.000% 07/01/12                          3,000,000           3,411,780
        Series 2002 KK,
        Insured: FSA
        5.250% 07/01/12                          1,000,000           1,093,250
        Series 2003 NN,
        Insured: MBIA
        5.250% 07/01/19                            500,000             552,495
     TN Metropolitan Government Nashville
        & Davidson County,
        Series 1998 B,
        5.500% 05/15/13                          2,000,000           2,213,160
     TN Tennergy Corp.,
        Series 1999,
        Insured: MBIA
        5.000% 06/01/07                          1,500,000           1,542,195
     TX Lower Colorado River Authority,
        Series 1999 A,
        Insured: AMBAC
        5.500% 05/15/21                          1,500,000           1,600,395
     TX Sam Rayburn Municipal
        Power Agency,
        Series 2002,
        5.500% 10/01/11                          8,355,000           8,824,384
     TX San Antonio Electric & Gas:
        Series 2002:
        5.000% 02/01/10                          5,000,000           5,276,750
        5.375% 02/01/14                          2,500,000           2,735,150
        Series 2005,
        5.000% 02/01/18                         10,000,000          10,536,800
     WA Seattle Municipal Light & Power,
        Series 2001,
        Insured: FSA
        5.250% 03/01/11                         10,365,000          11,140,820
                                                               ---------------
                                  Municipal Electric Total          79,912,648

                                                   PAR ($)           VALUE ($)
--------------------------------------------------------------------------------

  WATER & SEWER - 5.8%
     AZ Central Arizona Water
        Conservation District,
        Series 1993 A,
        5.500% 11/01/08                            250,000             265,712
     AZ Phoenix Civic Improvement Corp.,
        Junior Lien,
        Series 2001,
        Insured: FGIC
        5.250% 07/01/08                          1,130,000           1,186,636
     CA Citrus Heights Water District,
        Series 2000,
        Insured: FGIC
        5.250% 10/01/20                          1,800,000           1,927,494
     CA Department of Water Resources,
        Central Valley,
        Series 2002 X,
        Insured: FGIC
        5.500% 12/01/15                          1,000,000           1,124,490
     CA Pico Rivera Water Authority,
        Series 1999 A,
        Insured: MBIA
        5.500% 05/01/29                          3,000,000           3,365,040
     DC Water & Sewer Authority,
        Series 1998,
        Insured: FSA
        5.500% 10/01/11                          2,000,000           2,190,440
     DE Economic Development Authority,
        General Waterworks Corp.,
        Series 1992 B,
        6.450% 12/01/07                          1,165,000           1,232,395
     FL Tallahassee Consolidated Utility,
        Series 2001,
        Insured: FGIC
        5.500% 10/01/17                          1,900,000           2,133,453
     GA Atlanta Water & Wastewater,
        Series 1999 A,
        Insured: FGIC
        5.500% 11/01/18                         15,305,000          17,217,054
     GA Columbus Water & Sewer,
        Series 2002,
        Insured: FSA
        5.000% 05/01/10                          1,000,000           1,062,250
     IL Chicago Waterworks,
        Series 1993,
        Insured: FGIC
        5.100% 11/01/08                          1,490,000           1,563,278
        6.500% 11/01/09                          2,155,000           2,390,714
     IL Northwest Municipal Junction
        Action Water Agency &
        Supply Systems,
        Series 1997,
        Insured: MBIA
        5.125% 05/01/11                          6,985,000           7,296,182
     IN Bond Bank,
        Series 2001 A,
        5.375% 02/01/13                          1,910,000           2,082,664

                            See Accompanying Notes to Financial Statements. | 57

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

  WATER & SEWER - (CONTINUED)
     KS Wichita Water & Sewer Utility,
        Series 2005 A,
        Insured: FGIC
        5.000% 10/01/14                          1,000,000           1,079,800
     KS Wyandotte County Unified
        Government Utility System:
        Series 2004 B,
        Insured: FSA
        5.000% 09/01/32                          2,000,000           2,061,800
        Series 2004,
        Insured: AMBAC
        5.650% 09/01/16                          7,555,000           8,479,128
        5.650% 09/01/17                          8,635,000           9,758,154
     MA Water Resource Authority:
        Series 1998 B,
        Insured: FSA
        5.500% 08/01/15                          1,000,000           1,113,050
        Series 2005 A,
        Insured: MBIA
        5.250% 08/01/17                          6,885,000           7,563,035
     MI Detroit Water Supply Systems,
        Series 1995 B,
        Insured: MBIA
        5.300% 07/01/09                          1,000,000           1,064,220
     NC Charlotte Water & Sewer System,
        Series 2002 A,
        5.000% 07/01/09                          1,000,000           1,055,730
     NC Winston-Salem Water &
        Sewer Systems,
        Series 1997,
        4.600% 06/01/11                          1,200,000           1,229,052
     NY New York City Municipal Water
        Finance Authority,
        Series 2000 B,
        5.125% 06/15/31                          7,000,000           7,155,820
     OH Cleveland Waterworks,
        Series 1993 G,
        Insured: MBIA
        5.500% 01/01/13                            750,000             815,250
     PA Allegheny County,
        Series 2005 A,
        Insured: MBIA
        5.000% 12/01/17                            265,000             282,273
     PA Lancaster Area Sewer Authority,
        Series 2004,
        Insured: MBIA
        5.000% 04/01/16                            500,000             531,740
     PA Philadelphia Water & Wastewater,
        Series 1993,
        Insured: MBIA
        5.625% 06/15/09                          1,000,000           1,074,970

                                                   PAR ($)           VALUE ($)
--------------------------------------------------------------------------------

     TN Metropolitan Government
        Nashville & Davidson County
        Water & Sewer,
        Series 1993,
        Insured: FGIC
        6.500% 01/01/10                          2,750,000           3,059,210
     TX Colorado River Municipal Water,
        Series 2003,
        Insured: AMBAC
        5.000% 01/01/12                          4,030,000           4,293,441
     TX Coppell Waterworks &
        Sewer Systems,
        Series 2001,
        Insured: FSA
        5.000% 09/01/09                          1,455,000           1,497,457
     TX Dallas Waterworks &
        Sewer Systems,
        Series 2001,
        5.000% 10/01/16                          7,300,000           7,669,745
     TX Houston Utility System,
        Series 2004 A,
        Insured: FGIC
        5.250% 05/15/24                          5,000,000           5,310,700
     TX Houston Water & Sewer System,
        Junior Lien:
        Series 1991 C,
        Insured: AMBAC
        (a) 12/01/11                             4,000,000           3,130,280
        Series 2001 A,
        Insured: FSA
        5.500% 12/01/17                          4,720,000           5,138,617
     WA Kitsap County Sewer,
        Series 1996,
        Insured: MBIA
        5.600% 07/01/08                          1,000,000           1,015,520
     WA Seattle Water System,
        Series 1997,
        5.375% 08/01/09                            250,000             263,427
     WI Milwaukee Metropolitan
        Sewer District,
        Series 1997 A,
        5.125% 10/01/16                          5,790,000           5,971,169
                                                               ---------------
                                       Water & Sewer Total         125,651,390
                                                               ---------------
                                           UTILITIES TOTAL         267,835,601

                                     Total Municipal Bonds
                                  (cost of $2,081,922,839)       2,138,348,903

                                                    SHARES
--------------------------------------------------------------------------------

INVESTMENT COMPANY - 0.0%

        Dreyfus Tax-Exempt Cash
        Management Fund                             11,352              11,352
                                                               ---------------
                                  Total Investment Company
                                         (cost of $11,352)              11,352

58 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 0.6%

VARIABLE RATE DEMAND NOTES (f) - 0.6%
     FL Collier County Health Facilities Authority,
        Lutheran Hospital,
        Series 2003 C-1,
        2.720% 01/01/35                          1,000,000           1,000,000
     IL Health Facilities Authority,
        OSF Healthcare Systems,
        Series 2002,
        LOC: Fifth Third Bank
        2.730% 11/15/27                          1,700,000           1,700,000
     IN Health Facility
        Financing Authority:
        Fayette Memorial Hospital
        Association, Inc.,
        Series 2002 A,
        2.780% 10/01/32                            500,000             500,000
        Great Lakes Christian Homes,
        Golden Years Homestead, Inc.,
        Series 2002 A,
        LOC: Wells Fargo Bank N.A.
        2.700% 06/01/25                            500,000             500,000
     MN Cohasset,
        Minnesota Power & Light Co.,
        Series 1997 B,
        LOC: LaSalle Bank N.A.
        2.730% 06/01/13                            500,000             500,000
     MN Higher Education Facilities Authority,
        St. Olaf College:
        Series 2002 5-M2,
        2.730% 10/01/20                            800,000             800,000
        Series 2002,
        LOC: Harris Trust & Savings Bank
        2.730% 10/01/32                            500,000             500,000
     MS Jackson County,
        Chevron Corp.,
        Series 1993,
        2.720% 06/01/23                          3,000,000           3,000,000
     NY New York City,
        Series 1993 E-2,
        LOC: JPMorgan Chase Bank
        2.750% 08/01/20                          3,000,000           3,000,000
     WI Health & Educational
        Facilities Authority,
        ProHealth Care, Inc.,
        Series 2001 B,
        Insured: AMBAC
        2.730% 08/15/30                            500,000             500,000
     WY Uinta County,
        Chevron Corp.,
        Series 1993,
        2.720% 08/15/20                          2,200,000           2,200,000
                                                               ---------------
                          VARIABLE RATE DEMAND NOTES TOTAL          14,200,000

                              Total Short-Term Obligations
                                     (cost of $14,200,000)          14,200,000

                                                                     VALUE ($)
--------------------------------------------------------------------------------

                                 TOTAL INVESTMENTS - 99.3%
                             (COST OF $2,096,134,191) (g)        2,152,560,255

                    OTHER ASSETS & LIABILITIES, NET - 0.7%          14,351,895

                                       NET ASSETS - 100.0%       2,166,912,150

NOTES TO INVESTMENT PORTFOLIO:

(a)   Zero coupon bond.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)   Security purchased on a delayed delivery basis.

(d) Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e) Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at October 31, 2005.

(g)   Cost for federal income tax purposes is $2,095,172,746.

ACRONYM             NAME
-------             ----
ABAG                Association of Bay Area Governments
AMBAC               Ambac Assurance Corp.
AMT                 Alternative Minimum Tax
CON                 College Construction Loan Insurance Association
FGIC                Financial Guaranty Insurance Co.
FHA                 Federal Housing Administration
FNMA                Federal National Mortgage Association
FSA                 Financial Security Assurance Inc.
GNMA                Government National Mortgage Association
LOC                 Letter of Credit/Line of Credit
MBIA                MBIA Insurance Corp.
PSFG                Guaranteed by Permanent School Fund
RAD                 Radian Asset Assurance, Inc.
XLCA                XL Capital Assurance, Inc.

At October 31, 2005, the Fund held investments in the following states/territories:

                               % OF TOTAL
STATE/TERRITORY (UNAUDITED)    INVESTMENTS
---------------------------    -----------
Texas                             11.7%
California                         8.5
New York                           7.3
Illinois                           6.1
Other*                            66.4
                                -------
                                 100.0%
                                =======

* Includes all states/territories that are less than 5% of total investments.

At October 31, 2005, the Fund held investments in the following:

HOLDING BY                        % OF
REVENUE SOURCE (UNAUDITED)     NET ASSETS
--------------------------     -----------
Tax-Backed                        45.2%
Other                             17.6
Utilities                         12.4
Health Care                        7.6
Transportation                     6.1
Education                          4.0
Housing                            3.4
Resource Recovery                  1.3
Industrials                        0.9
Other Revenue                      0.2
Investment Company                  --*
Short-Term Obligations             0.6
Other Assets & Liabilities, Net    0.7
                                -------
                                 100.0%
                                =======

*     Rounds to less than 0.1%.

                            See Accompanying Notes to Financial Statements. | 59

INVESTMENT PORTFOLIO ___________________________________________________________
OCTOBER 31, 2005         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - 96.6%

EDUCATION - 18.6%

  EDUCATION - 16.8%
     MA College Building Authority
        Project Revenue,
        Series 2004 A:
        Insured: MBIA
        5.000% 05/01/14                            750,000             806,228
        5.000% 05/01/16                            530,000             563,554
     MA Development Finance Agency:
        Clark University,
        Series 1998,
        5.250% 07/01/16                          1,445,000           1,499,303
        Hampshire College,
        Series 2004,
        5.150% 10/01/14                            200,000             208,112
        Mount Holyoke College,
        Series 2001,
        5.500% 07/01/13                          1,355,000           1,478,224
        Pharmacy & Allied Health Sciences,
        Series 2003 C,
        6.375% 07/01/23                          1,000,000           1,104,870
     MA Health & Educational Facilities
        Authority:
        Amherst College,
        Series 1998 G,
        5.375% 11/01/20                            640,000             670,547
        Boston College,
        Series 2003 N,
        5.250% 06/01/15                          1,000,000           1,071,110
        Brandeis University:
        Series 1998 I:
        Insured: MBIA
        5.250% 10/01/12                          1,900,000           2,011,815
        5.250% 10/01/14                          1,500,000           1,588,275
        Series 1999 J,
        Insured: MBIA
        5.000% 10/01/26                          2,000,000           2,055,180
        Harvard University:
        Series 1995 P:
        5.375% 11/01/32                          1,000,000           1,020,000
        5.625% 11/01/26                          1,000,000           1,020,000
        Series 2000 Z,
        5.500% 01/15/11                          1,000,000           1,093,270
        Series 2001 AA,
        5.500% 01/15/09                          1,980,000           2,112,917
        Series 2001 DD,
        5.000% 07/15/35                          4,500,000           4,618,665
        Massachusetts Institute of Technology:
        Series 2002 K:
        5.250% 07/01/12                          1,000,000           1,092,640
        5.375% 07/01/17                          2,275,000           2,555,189
        5.500% 07/01/22                          1,000,000           1,148,130
        Series 2003 L,
        5.000% 07/01/11                            735,000             789,236

                                                   PAR ($)           VALUE ($)
--------------------------------------------------------------------------------

        Series 2004 M:
        5.250% 07/01/16                            500,000             554,270
        5.250% 07/01/19                            610,000             679,418
        Northeastern University,
        Series 1998 G,
        Insured: MBIA
        5.500% 10/01/12                          1,110,000           1,227,704
        Simmons College:
        Series 1998 C,
        Insured: MBIA
        5.000% 10/01/14                          1,000,000           1,051,970
        Series 2003 F:
        Insured: FGIC
        5.000% 10/01/15                          1,015,000           1,083,969
        5.000% 10/01/17                            510,000             540,070
        Tufts University:
        Series 2001 I,
        5.500% 02/15/36                          2,000,000           2,145,540
        Series 2002 J,
        5.500% 08/15/16                          1,500,000           1,675,965
        University of Massachusetts,
        Series C,
        Insured: MBIA
        5.250% 10/01/13                          1,475,000           1,597,646
        Wellesley College,
        Series 2003,
        5.000% 07/01/15                            610,000             650,315
        Williams College:
        Series 1996 F,
        5.500% 07/01/26                          1,750,000           1,789,462
        Series 2003 H,
        5.000% 07/01/16                          1,740,000           1,844,383
     MA Industrial Finance Agency:
        Tufts University,
        Series 1998 H,
        Insured: MBIA
        5.500% 02/15/13                          1,830,000           2,021,180
        Wentworth Institute of Technology,
        5.650% 10/01/18                          1,200,000           1,254,936
        Worcester Polytechnic Institute:
        Series 1997,
        Insured: MBIA
        5.125% 09/01/17                          1,550,000           1,624,493
        Series 1997 2,
        Insured: MBIA
        5.250% 09/01/14                          1,300,000           1,369,329
     MA University of Massachusetts
        Building Authority Revenue:
        Series 2000 2,
        Insured: AMBAC
        5.500% 11/01/09                          1,455,000           1,566,511
        Series 2004 1,
        Insured: AMBAC
        5.250% 11/01/12                            500,000             545,160

60 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005  COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

EDUCATION - (CONTINUED)

  EDUCATION - (CONTINUED)
     PR Commonwealth of Puerto Rico
        Industrial, Tourist, Educational,
        Medical & Environmental
        Control Facilities,
        Universidad Interamericana
        de Puerto Rico, Inc.,
        Series 1998 A,
        Insured: MBIA
        5.250% 10/01/12 (a)                      2,000,000           2,151,900
                                                               ---------------
                                           Education Total          53,881,486

  PREP SCHOOL - 1.8%
     MA Development Finance Agency:
        Belmont Hill School,
        Series 1998,
        5.000% 09/01/31                          1,000,000           1,018,090
        Deerfield Academy,
        Series 2003 A:
        5.000% 10/01/12                            345,000             372,031
        5.000% 10/01/16                            420,000             445,880
     MA Industrial Finance Agency:
        Concord Academy,
        Series 1997,
        5.500% 09/01/27                          1,000,000           1,032,180
        Belmont Hill School,
        Series 1998,
        5.625% 09/01/20                          1,250,000           1,297,275
        Milton Academy,
        Series 2003 A,
        5.000% 09/01/19                            500,000             527,265
        Trustees Deerfield Academy,
        5.000% 10/01/23                          1,210,000           1,251,806
                                                               ---------------
                                         Prep School Total           5,944,527
                                                               ---------------
                                           EDUCATION TOTAL          59,826,013

HEALTH CARE - 8.4%

  HEALTH SERVICES - 0.4%
     MA State Health & Educational Facilities
        Authority,
        Partners Healthcare Systems, Inc.,
        Series 2003 E,
        5.000% 07/01/15                          1,140,000           1,198,425
                                                               ---------------
                                     Health Services Total           1,198,425

  HOSPITALS - 8.0%
     MA Boston Special Obligation,
        Boston City Hospital,
        Series 2002 A,
        Insured: MBIA
        5.000% 08/01/14                          5,000,000           5,304,150

                                                   PAR ($)           VALUE ($)
--------------------------------------------------------------------------------

     MA Health & Educational
        Facilities Authority:
        Baystate Medical Center,
        Series 2002 F,
        5.750% 07/01/13                            890,000             961,912
        Boston Medical Center,
        Series A,
        Insured: MBIA
        5.250% 07/01/15                          2,500,000           2,621,375
        Partners HealthCare System, Inc.:
        Series 1997 A:
        Insured: MBIA
        5.250% 07/01/15                          2,500,000           2,590,200
        5.375% 07/01/17                          3,900,000           4,046,601
        Series 1999 B,
        5.250% 07/01/10                          4,670,000           4,964,910
        Series 2001 C,
        5.750% 07/01/21                            750,000             817,125
        Series 2005 F
        5.000% 07/01/17                          2,000,000           2,111,280
        South Shore Hospital,
        Series 1993 E,
        Insured: MBIA
        5.500% 07/01/13                            325,000             325,634
        University of Massachusetts,
        Series 1998 A,
        Insured: AMBAC
        5.250% 07/01/14                          2,000,000           2,111,380
                                                               ---------------
                                           Hospitals Total          25,854,567
                                                               ---------------
                                         HEALTH CARE TOTAL          27,052,992

HOUSING - 0.6%

  MULTI-FAMILY - 0.5%
     MA Housing Finance Authority
        Multi-Family Housing,
        Series 1995 A,
        Insured: MBIA
        6.100% 07/01/15                          1,460,000           1,489,200
                                                               ---------------
                                        Multi-Family Total           1,489,200
  SINGLE-FAMILY - 0.1%
     MA Housing Finance Authority
        Single Family,
        Series 1994 77,
        Insured: MBIA
        5.850% 12/01/08                            295,000             298,670
                                                               ---------------
                                       Single-Family Total             298,670
                                                               ---------------
                                             HOUSING TOTAL           1,787,870

OTHER - 17.1%

  OTHER - 0.3%
     MA Development Finance Agency,
        Combined Jewish Philanthropies,
        Series 2002 A,
        5.250% 02/01/22                          1,000,000           1,071,430
                                                               ---------------
                                               Other Total           1,071,430

                            See Accompanying Notes to Financial Statements. | 61

________________________________________________________________________________
OCTOBER 31, 2005         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

  POOL/BOND BANK - 3.9%
     MA Water Pollution Abatement Revenue
        Pooled Loan Program:
        Series 1995 A,
        5.400% 08/01/11                             25,000              25,549
        Series 1999 5,
        5.750% 08/01/16                             95,000             103,489
        Series 2001 7:
        5.250% 02/01/10                          2,000,000           2,140,020
        5.250% 02/01/13                            750,000             808,830
        Series 2002 8,
        5.000% 08/01/11                          1,000,000           1,070,740
        Series 2004 10,
        5.000% 08/01/12                          1,750,000           1,881,985
        Series 2005 11,
        5.250% 08/01/19 (b)                      4,465,000           4,930,923
     MA Water Resources Authority Program
        Series 2002 A,
        5.000% 08/01/09                          1,350,000           1,426,005
                                                               ---------------
                                      Pool/Bond Bank Total          12,387,541

  REFUNDED/ESCROWED (c) - 12.7%
     MA College Building Authority
        Project Revenue,
        Series 1999 A,
        Escrowed to Maturity,
        Insured: MBIA
        (d) 05/01/28                             4,000,000           1,363,800
     MA Consolidated Loan
        Series 1999 B:
        Pre-refunded 05/01/09,
        5.250% 05/01/12                          1,000,000           1,068,080
        5.250% 05/01/14                          1,000,000           1,068,080
        Series 2000 A,
        Pre-refunded 02/01/10,
        5.800% 02/01/17                          3,520,000           3,872,141
        Series 2001 C,
        Pre-refunded 12/01/11,
        5.375% 12/01/18                          3,000,000           3,259,980
     MA Development Finance Agency
        Higher Education,
        Smith College,
        Pre-refunded 07/01/10,
        5.750% 07/01/23                          2,000,000           2,210,020
        Western New England College,
        Series 2002,
        Pre-refunded 12/01/12,
        5.875% 12/01/22                            600,000             668,958
     MA Health & Educational
        Facilities Authority:
        Amherst College,
        Series 1998 G,
        Pre-refunded 11/01/08,
        5.375% 11/01/20                          1,360,000           1,424,913
        University of Massachusetts,
        Series 2000 A,
        Pre-refunded 10/01/10,
        Insured: FGIC
        5.875% 10/01/29                          1,000,000           1,113,140

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     MA Industrial Finance Agency
        Phillips Academy,
        Pre-refunded 09/01/08,
        5.375% 09/01/23                          2,000,000           2,152,440
     MA Massachusetts Bay
        Transportation Authority
        General Transportation Systems:
        Series 1998 B,
        Pre-refunded 03/01/09,
        5.125% 03/01/11                          1,000,000           1,061,740
        Series 2000 A,
        Pre-refunded 07/01/10,
        5.750% 07/01/14                            915,000           1,003,297
        Special Assessment,
        Series 2000 A,
        Pre-refunded 07/01/10,
        5.750% 07/01/18                            915,000           1,003,297
     MA Port Authority,
        Escrowed to Maturity,
        5.625% 07/01/12                            425,000             454,950
     MA Route 3 North Transportation
        Improvement Municipal Securities
        Association Lease Revenue:
        Pre-refunded 06/15/10,
        Insured: MBIA
        5.750% 06/15/18                          1,000,000           1,095,840
        5.375% 06/15/33                          2,500,000           2,699,900
     MA Sandwich,
        Series 2000,
        Pre-refunded 08/15/10,
        5.750% 08/15/11                          1,050,000           1,162,161
     MA Special Obligation & Revenue
        Consolidated Loan,
        Series 2002 A,
        Pre-refunded 06/01/12,
        Insured: FGIC
        5.375% 06/01/19                          1,125,000           1,223,685
     MA Springfield,
        Municipal Purpose Loan,
        Series 1999,
        Pre-refunded 10/01/09,
        Insured: FSA
        6.000% 10/01/16                          1,000,000           1,103,320
     MA State,
        Series 1992 B,
        Escrowed to Maturity,
        6.500% 08/01/08                          5,315,000           5,724,946
     MA Turnpike Authority,
        Series 1993 A,
        Escrowed to Maturity,
        5.000% 01/01/13                            250,000             265,673
     MA University of Massachusetts
        Building Authority Revenue,
        Series 2003 1,
        Pre-refunded 11/01/13,
        Insured: AMBAC
        5.250% 11/01/15                          2,000,000           2,189,780

62 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

  REFUNDED/ESCROWED (c) - (CONTINUED)
     MA Water Pollution Abatement Revenue,
        Pooled Loan Program:
        Series 2001 7,
        Pre-refunded 08/01/11,
        5.250% 02/01/13                            250,000             269,180
        Series 1995 A,
        Escrowed to Maturity,
        5.400% 08/01/11                            225,000             245,450
     MA Water Pollution Abatement Revenue,
        Pooled Loan Program,
        Series 1999 5,
        Pre-refunded 08/01/09,
        5.750% 08/01/16                          1,905,000           2,075,231
     MA Water Pollution Abatement Revenue,
        Series 1993 A,
        Escrowed to Maturity,
        5.450% 02/01/13                            935,000           1,032,530
                                                               ---------------
                                   Refunded/Escrowed Total          40,812,532

  TOBACCO - 0.2%
     PR Commonwealth of Puerto Rico
        Children's Trust Fund
        Tobacco Settlement Revenue,
        5.000% 05/15/09                            500,000             517,840
                                                               ---------------
                                             Tobacco Total             517,840
                                                               ---------------
                                               OTHER TOTAL          54,789,343

TAX-BACKED - 38.2%

  LOCAL GENERAL OBLIGATIONS - 17.0%
     MA Bellingham,
        Series 2001,
        Insured: AMBAC
        5.250% 03/01/13                          1,605,000           1,739,708
     MA Boston Metropolitan District:
        Series 2002 A,
        5.250% 12/01/14                          2,010,000           2,179,825
        Series 2002 B,
        Insured: FGIC
        5.000% 02/01/12                          6,000,000           6,450,420
        Series 2004 A,
        5.000% 01/01/14                          1,000,000           1,079,880
     MA Brockton,
        Series 1998,
        Insured: MBIA
        5.125% 04/01/15                          1,500,000           1,573,680
     MA Brookline,
        Series 2000,
        5.750% 04/01/14                          1,905,000           2,090,604

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     MA Cambridge,
        Municipal Purpose Loan,
        Series 2001,
        4.750% 12/15/08                          1,060,000           1,109,120
     MA Dracut,
        Series 2004,
        Insured: AMBAC
        5.000% 05/15/17                          1,015,000           1,084,761
     MA Dudley Charlton Regional
        School District,
        Insured: FGIC
        5.125% 06/15/14                          2,305,000           2,512,081
     MA Everett,
        Series 2000,
        Insured: MBIA
        6.000% 12/15/11                          2,015,000           2,277,675
     MA Falmouth,
        Series 2002,
        5.000% 02/01/11                          1,450,000           1,551,616
     MA Franklin,
        Series 2004,
        Insured: MBIA
        5.000% 11/15/12                          1,130,000           1,215,790
     MA Greater Lawrence Vocational
        Technical High School District,
        Series 2002:
        Insured: FSA
        5.000% 03/15/11                          1,045,000           1,117,847
        5.000% 03/15/12                          1,140,000           1,226,617
     MA Groton-Dunstable Regional
        School District,
        Series 2001,
        Insured: FSA
        5.000% 10/15/21                          1,260,000           1,322,332
     MA Holden,
        Municipal Purpose Loan,
        Series 2000,
        Insured: FGIC
        5.750% 03/01/18                          2,385,000           2,611,360
     MA Hopedale,
        Series 2004,
        Insured: AMBAC
        5.000% 11/15/17                          1,000,000           1,074,290
     MA Lowell,
        Series 2002:
        Insured: AMBAC
        5.000% 08/01/10                          1,000,000           1,064,390
        5.000% 02/01/13                          1,215,000           1,302,237
     MA Medford,
        Series 2001,
        Insured: MBIA
        5.000% 02/15/10                          1,775,000           1,884,819
     MA Nantucket,
        Series 1997,
        Insured: MBIA
        5.250% 07/15/10                          2,250,000           2,344,005

                            See Accompanying Notes to Financial Statements. | 63

________________________________________________________________________________
OCTOBER 31, 2005         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  LOCAL GENERAL OBLIGATIONS - (CONTINUED)
     MA Norwell,
        Series 2005,
        Insured: AMBAC
        5.000% 02/15/16                            540,000             583,254
     MA Pioneer Valley Regional School District,
        Series 2002,
        Insured: AMBAC
        5.000% 06/15/12                          1,000,000           1,077,700
     MA Pittsfield,
        Series 2002,
        Insured: MBIA
        5.000% 04/15/11                          1,000,000           1,068,410
     MA Plymouth,
        Series 2000,
        Insured: MBIA
        5.000% 10/15/18                          1,725,000           1,829,846
     MA Sandwich,
        Refunding,
        Series 2005,
        Insured: MBIA
        5.000% 07/15/18                          1,575,000           1,692,842
     MA Springfield,
        Municipal Purpose Loan,
        Series 2003
        Insured: MBIA
        5.250% 01/15/15                          1,500,000           1,630,965
     MA Westborough,
        Series 2003,
        5.000% 11/15/16                          1,000,000           1,062,500
     MA Westfield,
        Series 2003,
        Insured: MBIA
        5.000% 09/01/18                            500,000             529,175
     MA Worcester,
        Series 1995 G,
        Insured: MBIA
        5.300% 07/01/15                          1,000,000           1,024,000
        Series 2004 A,
        Insured: MBIA
        5.250% 08/15/13                          2,810,000           3,078,945
     PR Commonwealth Municipal
        Finance Agency,
        Series 1999 A,
        Insured: FSA
        5.500% 08/01/09                          1,000,000           1,075,960
     PR Commonwealth of Puerto Rico
        Municipal Finance Agency,
        Series 1997 A,
        Insured: FSA
        5.500% 07/01/17                          1,000,000           1,049,460
                                                               ---------------
                           Local General Obligations Total          54,516,114

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

  SPECIAL NON-PROPERTY TAX - 9.6%

     MA Boston Special Obligation,
        Convention Center,
        Series 2002 A,
        Insured: AMBAC
        5.000% 05/01/19                          1,500,000           1,569,075
     MA Massachusetts Bay
        Transportation Authority
        Sales Tax Revenue:
        Series 2002 A,
        5.000% 07/01/11                          1,000,000           1,068,500
        Series 2003 A,
        5.250% 07/01/11                          5,000,000           5,405,950
        5.250% 07/01/17                          1,000,000           1,097,940
        Series 2004 B,
        5.250% 07/01/19                          2,500,000           2,751,525
        Series 2004 C,
        5.250% 07/01/16                          1,500,000           1,645,035
        5.250% 07/01/18                          1,000,000           1,100,200
        Series 2000 A,
        5.750% 07/01/14                             85,000              92,686
        Series 2003 A,
        5.250% 07/01/19                            625,000             687,881
        Special Tax Obligation,
        Series 2000 A,
        5.750% 07/01/18                             85,000              92,325
     MA Special Obligation & Revenue
        Consolidated Loan:
        Series 1996 A,
        5.500% 06/01/13                          1,000,000           1,103,300
        Series 2002 A,
        Insured: FGIC
        5.000% 06/01/10                          1,500,000           1,594,665
        Crossover Refunding
        Consolidated Loan:
        Series 2005 A,
        5.500% 06/01/21                          5,000,000           5,663,900
        Series 2004 A,
        Insured: FGIC
        5.250% 01/01/19                            750,000             823,395
     PR Commonwealth of Puerto Rico
        Highway & Transportation,
        Series 1998,
        Insured: MBIA
        5.250% 07/01/13                          2,675,000           2,830,097
        Series 2003 AA,
        Insured: FGIC
        5.000% 07/01/10                          1,000,000           1,067,570
     PR Commonwealth of Puerto Rico
        Public Buildings Authority Revenue,
        Series 2004 J,
        Insured: AMBAC
        5.000% 07/01/36                          2,000,000           2,135,220
                                                               ---------------
                            Special Non-Property Tax Total          30,729,264

64 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  STATE APPROPRIATED - 2.7%
     MA Development Finance Agency,
        Visual Performing Arts Project,
        Series 2000:
        5.750% 8/01/13                           1,030,000           1,142,878
        6.000% 08/01/17                            540,000             606,944
        6.000% 08/01/21                          1,200,000           1,363,488
     MA Route 3 North Transportation
        Improvement Associates
        Lease Revenue,
        Series 2000:
        Insured: MBIA
        5.750% 06/15/13                          1,000,000           1,089,780
        5.750% 06/15/14                          2,000,000           2,179,560
        5.750% 06/15/15                          2,000,000           2,177,060
                                                               ---------------
                                  State Appropriated Total           8,559,710

  STATE GENERAL OBLIGATIONS - 8.9%
     MA State,
        Series 1996 A,
        5.000% 11/01/13                          5,000,000           5,140,450
        Series 1997 A,
        Insured: AMBAC
        5.750% 08/01/09                          2,000,000           2,161,340
        Series 2003 D:
        5.500% 10/01/17                          5,000,000           5,594,350
        Insured: AMBAC
        5.500% 10/01/19                          5,000,000           5,628,850
        Series 2004 B,
        5.250% 08/01/20                          3,000,000           3,298,350
        Refunding,
        Series 2004 C,
        Insured: MBIA
        5.500% 12/01/19                          3,795,000           4,285,086
     PR Commonwealth of Puerto Rico
        Aqueduct & Sewer Authority,
        Insured: MBIA
        6.000% 07/01/09                            500,000             545,875
        Public Finance Corp.,
        Series 2004 A:
        Insured: AMBAC
        5.000% 07/01/30                          1,400,000           1,460,326
        5.250% 08/01/30                            500,000             539,190
                                                               ---------------
                           State General Obligations Total          28,653,817
                                                               ---------------
                                          TAX-BACKED TOTAL         122,458,905

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

TRANSPORTATION - 6.2%

  AIRPORTS - 1.5%
     MA Port Authority:
        Series 2003 A,
        Insured: MBIA
        5.000% 07/01/16                          3,000,000           3,179,970
        Series 2005 C,
        Insured: AMBAC
        5.000% 07/01/15                          1,500,000           1,606,770
                                                               ---------------
                                            Airports Total           4,786,740

  TOLL FACILITIES - 1.4%
     MA Turnpike Authority
        Metropolitan Highway Systems Revenue:
        Series 1997 A,
        Insured: MBIA
        5.000% 01/01/37                          2,000,000           2,022,620
        Series 1999 A,
        Insured: AMBAC
        5.000% 01/01/39                          1,500,000           1,511,115
        5.125% 01/01/09                          1,000,000           1,052,250
                                                               ---------------
                                     Toll Facilities Total           4,585,985

  TRANSPORTATION - 3.3%
     MA Federal Highway Capital
        Appreciation,
        Series 1998 A,
        (d) 06/15/15                             4,000,000           2,607,960
     MA Federal Highway Grant
        Anticipation Notes,
        Series 1998 A:
        5.250% 06/15/08                          2,700,000           2,832,084
        5.250% 12/15/11                          1,000,000           1,057,890
        5.500% 06/15/14                          1,000,000           1,066,740
        Series 2000 A,
        5.750% 06/15/09                          1,000,000           1,078,140
     MA Woods Hole Martha's Vineyard
         & Nantucket Steamship Authority,
        Series 2004 B,
        5.000% 03/01/18                          1,900,000           2,016,261
                                                               ---------------
                                      Transportation Total          10,659,075
                                                               ---------------
                                      TRANSPORTATION TOTAL          20,031,800

UTILITIES - 7.5%

  JOINT POWER AUTHORITY - 0.8%
     MA Municipal Wholesale
        Electric Co. Power Supply System,
        Nuclear Project 3,
        Series 2001 A,
        Insured: MBIA
        5.000% 07/01/11                          2,500,000           2,662,025
                                                               ---------------
                               Joint Power Authority Total           2,662,025

                            See Accompanying Notes to Financial Statements. | 65

________________________________________________________________________________
OCTOBER 31, 2005         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

  MUNICIPAL ELECTRIC - 0.4%
     PR Commonwealth of Puerto Rico
        Electric Power Authority,
        Series 1997 BB,
        Insured: MBIA
        6.000% 07/01/12                          1,000,000           1,137,260
                                                               ---------------
                                  Municipal Electric Total           1,137,260

  WATER & SEWER - 6.3%
     MA Boston Water & Sewer Commission,
        Series 1998 A,
        Insured: FGIC
        5.125% 11/01/15                          1,320,000           1,393,260
     MA Water Resource Authority:
        Series 1993 C:
        6.000% 12/01/11                          2,000,000           2,229,640
        Series 1998 B,
        Insured: FSA
        5.500% 08/01/15                          1,165,000           1,296,702
        Series 2000 D,
        Insured: MBIA
        5.500% 08/01/10                          1,000,000           1,085,630
        Series 2002 J:
        Insured: FSA
        5.250% 08/01/14                          2,870,000           3,140,699
        5.250% 08/01/15                          3,000,000           3,286,920
        5.250% 08/01/18                          1,000,000           1,100,690
        Series 2005 A,
        Insured: MBIA
        5.250% 08/01/17                          6,000,000           6,590,880
                                                               ---------------
                                       Water & Sewer Total          20,124,421
                                                               ---------------
                                           UTILITIES TOTAL          23,923,706

                                     Total Municipal Bonds
                                    (cost of $302,110,162)         309,870,629

                                                SHARES
--------------------------------------------------------------------------------

INVESTMENT COMPANY - 0.0%
      Dreyfus Tax-Exempt Cash
        Management Fund                             11,938              11,938
                                                               ---------------
                                  Total Investment Company
                                         (cost of $11,938)              11,938

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 3.9%

VARIABLE RATE DEMAND NOTES (e) - 3.9%

     FL Orange County School Board
        Certificates of Participation,
        Series 2002 B,
        Insured: MBIA
        2.720% 08/01/27                          1,900,000           1,900,000
     FL Pinellas County Health
        Facility Authority
        Series 1985,
        2.740% 12/01/15                            300,000             300,000
     IA Finance Authority,
        Drake University,
        Series 2003,
        2.730% 07/01/24                            100,000             100,000
     IA Higher Education Loan Authority,
        St. Ambrose University,
        Series 2003,
        2.730% 04/01/33                            700,000             700,000
     KY Shelby County Lease Revenue,
        Series 2004 A,
        2.740% 09/01/34
        LOC: U.S. Bank N.A.                      1,100,000           1,100,000
     MA Health & Educational
        Facilities Authority Revenue,
        Capital Assets Program,
        Series 1985 D,
        Insured: MBIA
        2.650% 01/01/35                          1,560,000           1,560,000
     MA Water Resources Authority,
        Series 2002 D,
        2.720% 08/01/17                          1,000,000           1,000,000
     MS Jackson County Chevron Corp.,
        Series 1992,
        2.720% 12/01/16                          3,100,000           3,100,000
     WY Forsyth Pollution Control Revenue,
        Series 1988,
        2.820% 01/01/18                            800,000             800,000
     WY Uinta County Chevron Corp.:
        Series 1993,
        2.720% 08/15/20                          1,600,000           1,600,000
        Series 1997,
        2.720% 04/01/10                            400,000             400,000
                                                               ---------------
                          VARIABLE RATE DEMAND NOTES TOTAL          12,560,000

                              Total Short-Term Obligations
                                     (cost of $12,560,000)          12,560,000

                                TOTAL INVESTMENTS - 100.5%
                                (COST OF $314,682,100) (f)         322,442,567

                  OTHER ASSETS & LIABILITIES, NET - (0.5)%          (1,534,039)

                                       NET ASSETS - 100.0%         320,908,528

66 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2005.

(b)   Security purchased on a delayed delivery basis.

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)   Zero coupon bond.

(e) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at October 31, 2005.

(f)   Cost for federal income tax purposes is $314,614,345.

ACRONYM            NAME
-------            ----
AMBAC              Ambac Assurance Corp.
FGIC               Financial Guaranty Insurance Co.
FSA                Financial Security Assurance Inc.
LOC                Letter of Credit
MBIA               MBIA Insurance Corp.

At October 31, 2005, the Fund held investments in the following states/territories:

                               % OF TOTAL
STATE/TERRITORY (UNAUDITED)    INVESTMENTS
---------------------------    -----------
Massachusetts                      92.4%
Other*                              7.6
                                 -------
                                  100.0%
                                 =======

* Includes all states/territories that are less than 5% of total investments.

At October 31, 2005, the Fund held investments in the following:

HOLDING BY                        % OF
REVENUE SOURCE (UNAUDITED)     NET ASSETS
--------------------------     -----------
Tax-Backed                         38.2%
Education                          18.6
Other                              17.1
Health Care                         8.4
Utilities                           7.5
Transportation                      6.2
Housing                             0.6
Investment Company                   --*
Short-Term Obligations              3.9
Other Assets & Liabilities, Net    (0.5)
                                 -------
                                  100.0%
                                 =======

*     Rounds to less than 0.1%.

                            See Accompanying Notes to Financial Statements. | 67

INVESTMENT PORTFOLIO ___________________________________________________________
OCTOBER 31, 2005            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - 97.3%

EDUCATION - 5.0%

  EDUCATION - 5.0%
     NJ Educational Facilities Authority:
        Drew University,
        Series 2003 C,
        Insured: FGIC
        5.250% 07/01/20                          1,000,000           1,104,790
        Rutgers State University,
        Series 1997 U,
        5.000% 05/01/14                            500,000             522,795
        Seton Hall University Project,
        Series 2001 A,
        Insured: AMBAC
        5.250% 07/01/16                            200,000             214,438
        Stevens Institute of Technology:
        Series 1998 I,
        5.000% 07/01/09                            200,000             207,934
        Series 2002 C,
        5.000% 07/01/10                          1,120,000           1,174,970
        William Patterson University,
        Series 2000 A,
        Insured: FGIC
        5.375% 07/01/21                            500,000             531,710
                                                               ---------------
                                           Education Total           3,756,637
                                                               ---------------
                                           EDUCATION TOTAL           3,756,637

HEALTH CARE - 5.0%

  CONTINUING CARE RETIREMENT - 0.6%
     NJ Economic Development Authority
        Winchester Gardens,
        Series 2004 A,
        5.750% 11/01/24                            400,000             417,112
                                                               ---------------
                          Continuing Care Retirement Total             417,112

  HOSPITALS - 4.4%
     NJ Economic Development Authority:
        Hillcrest Health Service Systems Project,
        Insured: AMBAC
        5.000% 01/01/07                            300,000             306,330
        Lease Revenue,
        International Center for Public
        Health Project,
        Insured: AMBAC
        5.500% 06/01/09                            315,000             337,129
     NJ Health Care Facilities Authority,
        Capital Health Systems, Inc.,
        Series 2003 A,
        5.750% 07/01/23                            500,000             531,120
     NJ Health Care Facilities Financing
        Authority Revenue,
        Children's Specialized Hospital A,
        5.000% 07/01/18 (a)                        575,000             580,226

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     NJ Health Care Facilities,
        Hackensack University
        Medical Center:
        5.700% 01/01/11                            500,000             539,330
        5.875% 01/01/15                            500,000             533,905
        Series 1998 A,
        Insured: MBIA
        5.000% 01/01/18                            500,000             510,975
                                                               ---------------
                                           Hospitals Total           3,339,015
                                                               ---------------
                                         HEALTH CARE TOTAL           3,756,127

HOUSING - 1.2%

  MULTI-FAMILY - 1.2%
     NJ Housing & Mortgage Finance Agency
        Multi Family Housing:
        Series 2000 B,
        Insured: FSA
        6.050% 11/01/17                            250,000             262,555
        Series 2000 E-2,
        Insured: FSA
        5.750% 11/01/25                            135,000             140,552
     NJ Middlesex County
        Improvement Authority,
        Street Student Housing Project,
        Series 2004 A,
        5.000% 08/15/18                            500,000             512,835
                                                               ---------------
                                        Multi-Family Total             915,942
                                                               ---------------
                                             HOUSING TOTAL             915,942

OTHER - 19.4%

  POOL/BOND BANK - 5.8% NJ Environmental Infrastructure Trust:
        Series 2000 A:
        5.000% 09/01/14                            350,000             373,475
        5.250% 09/01/20                          1,000,000           1,066,730
        Wastewater Treatment:
        5.000% 09/01/17                            400,000             414,588
        Series 1998 D,
        5.000% 05/01/11                            500,000             528,125
        Series 1998 G,
        Insured: FGIC
        5.000% 04/01/12                            500,000             527,615
     NJ Monmouth County Improvement
        Authority Revenue,
        Government Loan:
        Insured: AMBAC
        5.000% 12/01/12                            500,000             530,950
        Insured: FSA
        5.450% 07/15/13                            850,000             880,226
                                                               ---------------
                                      Pool/Bond Bank Total           4,321,709

68 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

  REFUNDED/ESCROWED (b) - 12.3%
     NJ Atlantic County Improvement Authority
        Luxury Tax Revenue,
        Convention Center,
        Escrowed to Maturity,
        Insured: MBIA
        7.375% 07/01/10                            255,000             280,327
     NJ Bayonne Municipal Utilities Authority
        Water Systems Revenue,
        Escrowed to Maturity,
        Insured: MBIA
        5.000% 01/01/12                            500,000             520,975
     NJ Building Authority
        State Building Revenue,
        Pre-refunded 06/15/07,
        5.000% 06/15/10                            325,000             340,788
     NJ Cherry Hill Township,
        Series 1999 A,
        Pre-refunded 07/15/09,
        Insured: FGIC
        5.250% 07/15/19                            500,000             532,460
     NJ Delaware River and Bay Authority,
        Series 2000 A,
        Pre-refunded 01/01/10,
        Insured: AMBAC
        5.400% 01/01/14                            250,000             270,925
     NJ Economic Development Authority,
        School Facilities Construction,
        Series 2001 A,
        Pre-refunded 06/15/11,
        Insured: AMBAC
        5.250% 06/15/18                            200,000             216,378
     NJ Educational Facilities Authority:
        Princeton University,
        Series 1999 B,
        Pre-refunded 07/01/09,
        5.125% 07/01/19                          1,000,000           1,060,720
        Rowan University,
        Series 2000 B,
        Insured: FGIC
        5.250% 07/01/19                            250,000             268,785
     NJ Essex County Improvement Authority
        Lease Revenue,
        County Correction Facility Project,
        Pre-refunded 10/01/10,
        Insured: FGIC
        5.250% 10/01/11                            500,000             538,960
     NJ Highway Authority
        Garden State Parkway:
        Escrowed to Maturity,
        6.000% 01/01/19                          1,000,000           1,175,500
        Pre-refunded 01/01/10,
        Insured: FGIC
        5.600% 01/01/17                            300,000             327,420

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     NJ Pleasantville School District,
        Series 1998,
        Pre-refunded 02/15/08,
        Insured: MBIA
        5.000% 02/15/11                            500,000             517,560
     NJ Randolph Township School District,
        Series 1998,
        Pre-refunded 08/01/08,
        Insured: FGIC
        5.000% 08/01/15                            500,000             520,005
     NJ State,
        Certificates of Participation,
        Series 1998 A,
        Escrowed to Maturity,
        Insured: AMBAC
        5.000% 06/15/14                            500,000             538,405
     NJ Transportation Trust Fund Authority
        Transportation Systems,
        Series 1998 A,
        Escrowed to Maturity,
        5.000% 06/15/06                             20,000              20,245
     NJ Trenton,
        Series 2000,
        Pre-refunded 03/01/09,
        Insured: FGIC
        5.700% 03/01/19                            250,000             270,503
     NJ Turnpike Authority,
        Series 2000 A,
        Pre-refunded 01/01/10,
        Insured: MBIA
        5.750% 01/01/19                            295,000             321,346
     NJ Vernon Township School District
        Board of Education,
        Series 1999,
        Pre-refunded 12/01/09,
        Insured: FGIC
        5.375% 12/01/19                            300,000             322,605
     NJ West Deptford Township,
        Series 2000,
        Pre-refunded 09/01/10,
        Insured: FGIC
        5.500% 09/01/20                            400,000             435,212
     NJ West Orange Board of Education,
        Certificates of Participation,
        Series 1999,
        Pre-refunded 10/01/09,
        Insured: MBIA
        5.625% 10/01/29                            250,000             272,710
     NJ West Windsor Plainsboro Regional
        School District,
        Series 1995,
        Pre-refunded 12/01/05,
        Insured: FGIC
        5.500% 12/01/14                            500,000             511,075
                                                               ---------------
                                   Refunded/Escrowed Total           9,262,904

                            See Accompanying Notes to Financial Statements. | 69

________________________________________________________________________________
OCTOBER 31, 2005            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

  TOBACCO - 1.3%
     NJ Tobacco Settlement
        Financing Corp.,
        Series 2002,
        5.375% 06/01/18                          1,000,000           1,014,610
                                                               ---------------
                                             Tobacco Total           1,014,610
                                                               ---------------
                                               OTHER TOTAL          14,599,223

OTHER REVENUE - 1.1%

  HOTELS - 1.1%
     NJ Middlesex County Import
        Authority Revenue,
        Heldrich Center Hotel,
        Series 2005 A,
        5.000% 01/01/20                            815,000             820,306
                                                               ---------------
                                              Hotels Total             820,306
                                                               ---------------
                                       OTHER REVENUE TOTAL             820,306

TAX-BACKED - 50.4%

  LOCAL APPROPRIATED - 1.5%
     NJ East Orange Board of Education,
        Certificates of Participation,
        Series 1998, Capital Appreciation,
        Insured: FSA
        (c) 02/01/18                             1,000,000             580,390
     NJ Essex County Improvement
        Authority,
        County Jail & Youth
        House Projects,
        Series 1996,
        Insured: AMBAC
        5.000% 12/01/08                            250,000             259,708
     NJ Middlesex County
        Certificates of Participation,
        Series 2001,
        Insured: MBIA
        5.500% 08/01/17                            250,000             271,080
                                                               ---------------
                                  Local Appropriated Total           1,111,178

  LOCAL GENERAL OBLIGATIONS - 23.3%
     NJ Bergen County Improvement
     Authority,
        Series 2005,
        5.000% 11/15/23                          1,000,000           1,081,960
     NJ Cherry Hill Township,
        Series 1999 B,
        5.250% 07/15/11                            500,000             541,055
     NJ Flemington Raritan Regional
        School District,
        Series 2000,
        Insured: FGIC
        5.700% 02/01/15                            400,000             458,716

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     NJ Freehold Regional High
        School District,
        Series 2001,
        Insured: FGIC
        5.000% 03/01/20                          1,205,000           1,312,028
     NJ Greenwich Township
        Board of Education,
        Series 1998:
        Insured: FSA
        5.000% 01/15/13                            500,000             517,020
        5.000% 01/15/14                            800,000             827,232
     NJ Hackensack,
        Series 1998,
        4.900% 03/15/09                            500,000             523,230
     NJ Hopewell Valley Regional
        School District,
        Series 2001,
        Insured: FGIC
        5.000% 08/15/14                            500,000             530,900
     NJ Kearny,
        Series 1997,
        Insured: FGIC
        5.250% 02/15/08                            600,000             627,318
     NJ Manalapan Englishtown Regional
        Board of Education,
        Series 2004,
        Insured: FGIC
        5.750% 12/01/20                          1,325,000           1,539,769
     NJ Mercer County Improvement
        Authority Revenue,
        Youth Center,
        Series 1998 B,
        Insured: FGIC
        5.000% 02/15/14                            250,000             261,095
     NJ Middlesex County,
        Certificates of Participation,
        Series 2001,
        Insured: MBIA
        5.000% 08/01/12                            500,000             530,040
        Series 1998,
        5.000% 10/01/09                            500,000             530,035
     NJ North Brunswick Township
        Board of Education,
        Series 1997:
        Insured: FGIC
        5.000% 02/01/10                            750,000             773,145
        5.000% 05/15/12                          1,000,000           1,035,260
     NJ Ocean County Utilities Authority
        Wastewater Revenue,
        Series 2001,
        5.250% 01/01/18                          1,000,000           1,069,910
     NJ Parsippany-Troy Hills Township,
        Series 1997,
        Insured: MBIA
        5.000% 12/01/15                            500,000             524,975
     NJ Passaic County,
        Series 2003,
        Insured: FSA
        5.200% 09/01/16                          1,500,000           1,659,135

70 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  LOCAL GENERAL OBLIGATIONS - (CONTINUED)
     NJ Summit,
        Series 2001,
        5.250% 06/01/16                          1,205,000           1,331,694
     NJ Union County,
        General Improvement,
        Series 1999,
        5.125% 02/01/16                            250,000             265,373
        Guaranteed Lease Educational
        Services Commission,
        Series 1997,
        5.050% 03/01/08                            125,000             129,100
     NJ Washington Township Board of
        Education Mercer County,
        Series 2005,
        Insured: FSA
        5.250% 01/01/26                          1,330,000           1,474,358
                                                               ---------------
                           Local General Obligations Total          17,543,348

  SPECIAL NON-PROPERTY TAX - 4.1%
     IL Dedicated Tax Capital Appreciation,
        Civic Center,
        Series 1990 B,
        Insured: AMBAC
        (c) 12/15/17                             3,000,000           1,724,700
     NJ Economic Development Authority,
        Capital Appreciation Motor Vehicle,
        Series A,
        Insured: MBIA
        (c) 07/01/21                             1,255,000             609,842
        Cigarette Tax,
        Series 2004,
        5.500% 06/15/24                            750,000             778,575
                                                               ---------------
                            Special Non-Property Tax Total           3,113,117

  STATE APPROPRIATED - 15.3%
     NJ Building Authority
        State Building Revenue,
        Series 1997,
        Un-refunded,
        5.000% 06/15/10                            275,000             286,096
     NJ Economic Development Authority
        School Facilities Construction:
        Series 2001 A,
        Insured: AMBAC
        5.500% 06/15/12                            500,000             550,650
        Series 2005,
        Insured: FSA
        5.000% 03/01/19                          2,305,000           2,436,915
        State Office Building Projects,
        Series 2000,
        Insured: AMBAC
        5.250% 06/15/08                            250,000             262,295

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     NJ Educational Facilities Authority
        Dormitory Safety Trust Fund,
        Series 2001 A,
        5.000% 03/01/15                          2,855,000           3,014,623
     NJ Sports & Exposition Authority,
        Series 2000 C,
        5.000% 03/01/11                            500,000             530,180
        Series 2003 A,
        5.000% 09/01/12                            250,000             266,808
     NJ Transportation Trust Fund Authority:
        Series 2003 A,
        Insured: AMBAC
        5.500% 12/15/15                          1,000,000           1,112,440
        Series 2005 B,
        Insured: AMBAC
        5.250% 12/15/23                          1,000,000           1,102,700
        Transportation Systems,
        Series 1998 A,
        Un-refunded,
        5.000% 06/15/06                            380,000             384,313
        Series 1999 A,
        5.625% 06/15/12                            400,000             439,492
        Insured: MBAC
        5.750% 06/15/15                          1,000,000           1,121,770
                                                               ---------------
                                  State Appropriated Total          11,508,282

  STATE GENERAL OBLIGATIONS - 6.2%
     NJ State:
        Series 2001 H,
        Insured: MBIA
        5.250% 07/01/16                          2,000,000           2,193,380
        Series 2005 L,
        Insured: AMBAC
        5.250% 07/15/18                          1,000,000           1,101,470
     PR Commonwealth of Puerto Rico:
        Series 1998,
        Insured: MBI
        6.000% 07/01/16                            250,000             290,927
        Series 2004 A,
        5.000% 07/01/30 (d)                      1,000,000           1,043,090
                                                               ---------------
                           State General Obligations Total           4,628,867
                                                               ---------------
                                          TAX-BACKED TOTAL          37,904,792

TRANSPORTATION - 9.0%

  TOLL FACILITIES - 3.4%
     NJ Burlington County
        Bridge Commission Lease Revenue,
        County Guaranteed Governmental
        Leasing Program,
        Series 2002,
        5.250% 08/15/18                          1,130,000           1,205,981
     NJ Turnpike Authority Revenue,
        Series 2004 B,
        Insured: AMBAC
        (e) 01/01/35                               500,000             319,890
        (5.150% 01/01/15)
     PA Delaware River Joint Toll Bridge
        Commission Revenue,
        Series 2003,
        5.250% 07/01/11                          1,000,000           1,075,360
                                                               ---------------
                                     Toll Facilities Total           2,601,231

                            See Accompanying Notes to Financial Statements. | 71

________________________________________________________________________________
OCTOBER 31, 2005            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TRANSPORTATION - (CONTINUED)

  TRANSPORTATION - 5.6%
     NJ & PA Delaware River Port
        Authority Revenue,
        Series 1998 B,
        Insured: AMBAC
        5.250% 01/01/09                          2,500,000           2,640,700
     NJ Transit Corp.
        Certificates of Participation,
        Series 2002 A,
        Insured: AMBAC
        5.500% 09/15/15                          1,395,000           1,543,344
                                                               ---------------
                                      Transportation Total           4,184,044
                                                               ---------------
                                      TRANSPORTATION TOTAL           6,785,275

UTILITIES - 6.2%

  MUNICIPAL ELECTRIC - 1.5%
     PR Commonwealth of Puerto Rico
        Electric Power Authority:
        Series 1998 DD,
        Insured: FSA
        5.250% 07/01/15                            250,000             265,640
        Series 2003 NN,
        Insured: MBIA
        5.250% 07/01/19                            750,000             828,743
                                                               ---------------
                                  Municipal Electric Total           1,094,383

  WATER & SEWER - 4.7%
     NJ Cape May County Municipal
        Utilities Sewer Authority,
        Series 2002 A,
        Insured: FSA
        5.750% 01/01/16                          1,000,000           1,135,990
     NJ Middlesex County Utilities
        Authority
        Sewer Revenue,
        Series 1997 A,
        Insured: FGIC
        5.000% 12/01/12                            400,000             417,248
     NJ North Jersey District Water Supply,
        Wanaque North Project,
        Series 1997,
        Insured: MBIA
        5.000% 11/15/10                            500,000             521,250
     NJ Rahway Valley Sewerage Authority,
        Series 2005 A,
        Insured: MBIA
        (c) 09/01/25                             1,000,000             380,410

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     NJ Southeast Morris County
        Municipal Utilities Authority,
        Water Revenue,
        Series 2001,
        Insured: MBIA
        5.000% 01/01/10                          1,055,000           1,116,232
                                                               ---------------
                                       Water & Sewer Total           3,571,130
                                                               ---------------
                                           UTILITIES TOTAL           4,665,513

                                     Total Municipal Bonds
                                     (cost of $70,973,256)          73,203,815

                                                    SHARES
------------------------------------------------------------------------------

INVESTMENT COMPANY - 0.0%

        Dreyfus Tax-Exempt Cash
        Management Fund                                706                 706
                                                               ---------------

                                  Total Investment Company
                                            (cost of $706)                 706

                                                   PAR ($)
------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 2.3%

VARIABLE RATE DEMAND NOTES (f) - 2.3%
     MS Jackson County,
        Chevron Corp.,
        Series 1992,
        2.720% 12/01/16                            400,000             400,000
     NJ Economic Development Authority,
        Stolthaven Project,
        Series 1998 A,
        2.520% 04/01/22
        LOC: U.S. Bank of Trust N.A.               100,000             100,000
     NY Jay Street Development Corp.,
        Series 2003 A-4,
        LOC: Depfa Bank PLC
        2.680% 05/01/22                            700,000             700,000
     NY New York City,
        Series 1993 A-7,
        LOC: Morgan Guaranty Trust
        2.680% 08/01/21                            500,000             500,000
                                                               ---------------
                          VARIABLE RATE DEMAND NOTES TOTAL           1,700,000

                              Total Short-Term Obligations
                                      (cost of $1,700,000)           1,700,000

                                 TOTAL INVESTMENTS - 99.6%
                                 (COST OF $72,673,962) (g)          74,904,521

                    OTHER ASSETS & LIABILITIES, NET - 0.4%             306,531

                                       NET ASSETS - 100.0%          75,211,052

72 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:

(a)   Security purchased on a delayed delivery basis.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)   Zero coupon bond.

(d) The interest shown on floating rate or variable rate securities reflects the rate at October 31, 2005.

(e) Step bond. This security is currently not paying a coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at October 31, 2005.

(g)   Cost for federal income tax purposes is $72,635,756.

ACRONYM             NAME
-------             ----
AMBAC               Ambac Assurance Corp.
FGIC                Financial Guaranty Insurance Co.
FSA                 Financial Security Assurance Inc.
LOC                 Letter of Credit
MBIA                MBIA Insurance Corp.

At October 31, 2005, the Fund held investments in the following states/territories:

                                                    % OF TOTAL
STATE/TERRITORY (UNAUDITED)                         INVESTMENTS
---------------------------                         -----------
New Jersey                                             90.9%
Other*                                                  9.1
                                                    -----------
                                                      100.0%
                                                    ===========

* Includes all states/territories that are less than 5% of total investments.

At October 31, 2005, the Fund held investments in the following:

HOLDING BY                                             % OF
REVENUE SOURCE (UNAUDITED)                          NET ASSETS
--------------------------                          -----------
Tax-Backed                                             50.4%
Other                                                  19.4
Transportation                                          9.0
Utilities                                               6.2
Education                                               5.0
Health Care                                             5.0
Housing                                                 1.2
Other Revenue                                           1.1
Investment Company                                       --*
Short-Term Obligations                                  2.3
Other Assets & Liabilities, Net                         0.4
                                                    -----------
                                                      100.0%
                                                    ===========

*     Rounds to less than 0.1%.

                            See Accompanying Notes to Financial Statements. | 73

INVESTMENT PORTFOLIO ___________________________________________________________
OCTOBER 31, 2005              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - 95.8%

EDUCATION - 9.3%

  EDUCATION - 8.5%
     NY Dormitory Authority
        Brooklyn Law School,
        Series 2003 A,
        Insured: RAD
        5.250% 07/01/10                            500,000             534,240
        Columbia University,
        Series 2002 B,
        5.375% 07/01/15                          1,000,000           1,094,400
        Fordham University,
        Insured: FGIC
        5.000% 07/01/07                            890,000             916,789
        Mount Sinai School of Medicine,
        Series 1995 B,
        Insured: MBIA
        5.700% 07/01/11                          1,175,000           1,260,364
        New York University,
        Series 1998 A,
        Insured: MBIA
        5.750% 07/01/20                          2,000,000           2,320,040
        6.000% 07/01/17                          2,475,000           2,904,932
        Series 2001 1,
        Insured: AMBAC
        5.500% 07/01/15                          1,205,000           1,348,660
        Series 2001 2,
        Insured: AMBAC
        5.500% 07/01/21                            900,000             974,430
                                                               ---------------
                                           Education Total          11,353,855
                                                               ---------------

  PREP SCHOOL - 0.8%
     NY City Industrial Development
        Agency Civic Facility,
        Trinity Episcopal School
        Corp. Project,
        Insured: MBIA
        5.250% 06/15/17                          1,000,000           1,049,580
                                                               ---------------
                                         Prep School Total           1,049,580
                                                               ---------------
                                           EDUCATION TOTAL          12,403,435

HEALTH CARE - 6.5%

  HOSPITALS - 5.4%
     NY City Health & Hospital Corp.
        Series 2003 A,
        Insured: AMBAC
        5.000% 02/15/11                          2,000,000           2,126,020
     NY Dormitory Authority
        Long Island Jewish Medical Center,
        5.000% 05/01/11                            820,000             857,777
        Memorial Sloan-Kettering
        Cancer Center,
        Series 2003 1,
        Insured: MBIA
        (a) 07/01/25                             3,750,000           1,483,875

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

        New York Methodist Hospital,
        5.250% 07/01/24                          1,000,000           1,043,060
        White Plains Hospital,
        Insured: FHA
        4.625% 02/15/18                            635,000             650,634
     NY Monroe County Industrial
        Development Agency
        Series 2005,
        5.000% 08/01/22                            700,000             714,028
     NY Saratoga County Industrial
        Development Agency
        Civic Facilities Revenue,
        Saratoga Hospital Project,
        Series 2004 A,
        5.000% 12/01/13                            250,000             259,448
                                                               ---------------
                                           Hospitals Total           7,134,842
                                                               ---------------

  NURSING HOMES - 1.1%
     NY Dormitory Authority
        AIDS Long Term Health Care Facility,
        Insured: SONYMA
        5.000% 11/01/12                            500,000             526,585
        Gurwin Nursing Home,
        Series 2005 A,
        Insured: FHA
        4.400% 02/15/20                          1,000,000             999,310
                                                               ---------------
                                       Nursing Homes Total           1,525,895
                                                               ---------------
                                         HEALTH CARE TOTAL           8,660,737

HOUSING - 0.5%

  MULTI-FAMILY - 0.1%
     NY Housing Finance
        Agency Revenue
        Multi-Family Mortgage
        Housing,
        Series 1992 A,
        Insured: FHA
        6.950% 08/15/12                            140,000             141,234
                                                               ---------------
                                        Multi-Family Total             141,234
                                                               ---------------
  SINGLE-FAMILY - 0.4%
     NY Mortgage Agency Revenue
        Homeowner Mortgage,
        Series 2000 96,
        5.200% 10/01/14                            490,000             496,017
                                                               ---------------
                                       Single-Family Total             496,017
                                                               ---------------
                                             HOUSING TOTAL             637,251

OTHER - 27.7%

  OTHER - 0.9%
     NY City Industrial Development Agency
        Civic Facility Revenue,
        United Jewish Appeal,
        Series 2004 A,
        5.000% 07/01/27                            625,000             646,731

74 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

  OTHER - (CONTINUED)
     NY Westchester County Industrial Development Agency
        Civic Facilities Revenue,
        Guiding Eyes for the Blind,
        Series 2004,
        5.375% 08/01/24                            500,000             510,400
                                                               ---------------
                                               Other Total           1,157,131
                                                               ---------------

  POOL/BOND BANK - 0.1%
     NY Environmental Facilities Corp.
        Pollution Control Revenue,
        New York City Municipal Water,
        Un-refunded,
        Series 1994 2,
        5.750% 06/15/12                            185,000             206,752
                                                               ---------------
                                      Pool/Bond Bank Total             206,752
                                                               ---------------

  REFUNDED/ESCROWED (B) - 25.9%
     NY City Transitional Finance Authority
        Series 2000 C,
        Pre-refunded 05/01/10,
        5.500% 11/01/29                          3,000,000           3,288,330
     NY New York City
        Series 1997 I,
        Pre-refunded 04/15/07,
        6.000% 04/15/09                          1,000,000           1,050,870
     NY Dormitory Authority
        City University Systems,
        Consolidated 4th Generation,
        Series 2001 A,
        Pre-refunded 07/01/11,
        Insured: FGIC
        5.500% 07/01/16                          2,280,000           2,502,596
        State University Dormitory Facilities,
        Series 2000 A,
        Pre-refunded 07/01/10,
        6.000% 07/01/30                          1,000,000           1,116,600
        Pre-refunded 07/01/12,
        5.375% 07/01/19                          1,130,000           1,238,763
     NY Environmental Facilities Corp.
        Pollution Control Revenue,
        State Water,
        New York City Municipal Water,
        Series 1994 A,
        Escrowed to Maturity,
        5.750% 06/15/12                            600,000             671,406
        5.750% 06/15/12                          1,215,000           1,359,597
     NY Long Island Power Authority
        Electric Systems Revenue,
        Series 1998 A,
        Escrowed to Maturity,
        Insured: FSA
        5.500% 12/01/13                          2,000,000           2,228,780

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     NY Metropolitan Transportation
        Authority
        Dedicated Tax Fund,
        Series 1996 A,
        Pre-refunded 10/01/10,
        Insured: MBIA
        5.500% 04/01/16                          1,000,000           1,092,420
        Series 1998 A,
        Pre-refunded 10/01/15,
        Insured: FGIC
        5.000% 04/01/23                          2,000,000           2,169,160
        Transportation Facilities,
        Series1999 A,
        Pre-refunded 07/01/09,
        6.000% 07/01/19                          2,000,000           2,182,060
     NY Monroe Woodbury Central
        School District
        Refunded, Economically Defeased,
        Insured: MBIA
        5.625% 05/15/18                          1,000,000           1,033,940
     NY Municipal Assistance Corp.
        Refunded, Series 1997 L,
        Economically Defeased,
        6.000% 07/01/08                          1,500,000           1,605,270
     NY Onondaga County
        Refunded, Economically Defeased,
        5.875% 02/15/10                            285,000             312,733
     NY Thruway Authority
        Highway & Bridge Trust Fund,
        Series 2000 B-1,
        Escrowed to Maturity,
        Insured: FGIC
        5.500% 04/01/10                          1,535,000           1,666,120
        Pre-refunded 04/01/10,
        Insured: FGIC
        5.750% 04/01/16                          2,000,000           2,208,420
        Second General Highway & Bridge,
        Series 2003 A,
        Pre-refunded 04/01/13
        Insured: MBIA
        5.250% 04/01/17                          1,750,000           1,911,420
     NY Triborough Bridge &
        Tunnel Authority
        General Purpose,
        Series 1991 X,
        Escrowed to Maturity,
        6.625% 01/01/12                            300,000             345,897
        Series 1999 B,
        Pre-refunded 01/01/22,
        5.500% 01/01/30                          2,000,000           2,277,520
        Series 1992 X,
        Escrowed to Maturity,
        6.000% 01/01/12                            750,000             828,480
        Series 1992 Y,
        Escrowed to Maturity,
        5.500% 01/01/17                          2,000,000           2,239,520

                            See Accompanying Notes to Financial Statements. | 75

________________________________________________________________________________
OCTOBER 31, 2005              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

  REFUNDED/ESCROWED (b) - (CONTINUED)
     PA Elizabeth Forward School District
        Capital Appreciation,
        Series 1994 B,
        Escrowed to Maturity,
        Insured: MBIA
        (a) 09/01/20                             2,210,000           1,111,100
                                                               ---------------
                                   Refunded/Escrowed Total          34,441,002
                                                               ---------------

  TOBACCO - 0.8%
     PR Commonwealth of Puerto Rico
        Childrens Trust Fund,
        Tobacco Settlement,
        5.000% 05/15/08                          1,000,000           1,028,520
                                                               ---------------
                                             Tobacco Total           1,028,520
                                                               ---------------
                                               OTHER TOTAL          36,833,405

OTHER REVENUE - 1.6%

  RECREATION - 1.6%
     NY City Trust for Cultural Resources
        American Museum of National
        History, Class A,
        Insured: MBIA
        5.600% 04/01/18                          2,000,000           2,083,700
                                                               ---------------
                                          Recreation Total           2,083,700
                                                               ---------------
                                       OTHER REVENUE TOTAL           2,083,700

RESOURCE RECOVERY - 1.1%

  DISPOSAL - 1.1%
     NY Hempstead Town Industrial
        Development Authority
        Resource Recovery,
        America Ref-Fuel Co. Project,
        5.000% 12/01/10                          1,500,000           1,538,820
                                                               ---------------
                                            Disposal Total           1,538,820
                                                               ---------------
                                   RESOURCE RECOVERY TOTAL           1,538,820

TAX-BACKED - 35.2%

  LOCAL APPROPRIATED - 1.2%
     NY Dormitory Authority
        Court Facilities,
        Series 2003 A,
        5.250% 05/15/11                          1,500,000           1,606,920
                                                               ---------------
                                  Local Appropriated Total           1,606,920

  LOCAL GENERAL OBLIGATIONS - 11.1%
     NY City Capital Appreciation
        Series 1998 F,
        Insured: MBIA
        (a) 08/01/08                             2,060,000           1,877,237

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     NY New York City
        Series 1998 G,
        Insured: MBIA
        (a) 08/01/08                             2,500,000           2,278,200
        Series 2001 F,
        5.000% 08/01/09                          1,000,000           1,049,970
        Series 2003 J,
        5.500% 06/01/16                          1,250,000           1,346,987
        Series 2004 B,
        5.250% 08/01/15                          2,000,000           2,144,440
     NY Monroe County Public Improvement
        Un-refunded,
        Insured: MBIA
        6.000% 03/01/16                          1,210,000           1,404,205
        6.100% 03/01/09                             15,000              15,149
     NY Onondaga County
        Un-refunded,
        5.875% 02/15/10                            215,000             235,545
     NY Orange County
        5.000% 07/15/18                          1,500,000           1,617,135
     NY Orleans County
        6.500% 09/15/08                            100,000             108,590
     NY Red Hook Central School District
        Insured: FSA
        5.125% 06/15/17                            890,000             949,844
     NY Rensselaer County
        Series 1998 A,
        Insured: AMBAC
        5.250% 06/01/11                            545,000             589,385
     NY Three Village Central School District
        Refunding,
        Insured: FGIC
        5.000% 06/01/18                          1,000,000           1,080,590
                                                               ---------------
                           Local General Obligations Total          14,697,277

  SPECIAL NON-PROPERTY TAX - 6.9%
     NY Dormitory Authority
        State Personal Income Tax Revenue,
        Refunding Education,
        Series 2005 B,
        Insured: AMBAC
        5.500% 03/15/26                          1,000,000           1,148,400
     NY Environmental Facilities Corp.
        Personal Income Tax Revenue,
        Series 2004 A,
        Insured: FGIC
        5.000% 12/15/24                          2,000,000           2,081,640
     NY Local Government Assistance Corp.
        Series 1993 E,
        6.000% 04/01/14                          3,540,000           4,030,750
        Subordinated Lien,
        Series 2003 A-2,
        5.000% 04/01/09                          1,000,000           1,050,510
     NY Metropolitan Transportation
        Authority
        Dedicated Tax Fund,
        Series 2004 A,
        Insured: FGIC
        5.250% 11/15/18                            800,000             883,664
                                                               ---------------
                            Special Non-Property Tax Total           9,194,964

76 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  STATE APPROPRIATED - 13.7%
     NY Dormitory Authority
         4201 Schools Program,
        6.250% 07/01/20                          1,685,000           1,867,940
        City University System,
        Consolidated 2nd Generation,
        Series 2000 A,
        Insured: AMBAC
        6.125% 07/01/13                          2,000,000           2,231,520
        Consolidated 3rd Generation,
        Series 2003 1,
        5.250% 07/01/11                          1,000,000           1,071,670
        Series 1993 A,
        5.250% 05/15/15                          2,000,000           2,170,980
        Series 2002 B,
        Insured: AMBAC
        5.250% 11/15/26 (c)                      1,500,000           1,616,580
        State University,
        Series 2000 C,
        Insured: FSA
        5.750% 05/15/17                          1,250,000           1,428,188
     NY Housing Finance Agency
        Service Contract,
        Series 2003 K,
        5.000% 03/15/10                          1,485,000           1,566,022
     NY Thruway Authority
        Service Contract,
        Local Highway & Bridge,
        5.250% 04/01/11                          2,000,000           2,154,400
     NY Urban Development Corp.
        Series 2002 A,
        5.000% 01/01/17                          2,000,000           2,103,860
        Series 2003 A,
        4.000% 01/01/28                          2,000,000           2,021,860
                                                               ---------------
                                  State Appropriated Total          18,233,020

  STATE GENERAL OBLIGATIONS - 2.3%
     NY State
        Series 1996 A,
        6.500% 07/15/06                          2,000,000           2,047,180
     PR Commonwealth of Puerto Rico
        Series 2004 A,
        5.000% 07/01/30 (c)                      1,000,000           1,043,090
                                                               ---------------
                           State General Obligations Total           3,090,270
                                                               ---------------
                                          TAX-BACKED TOTAL          46,822,451

TRANSPORTATION - 5.6%

  PORTS - 1.2%
     NY & NJ Port Authority
        Consolidated One Hundred Thirty Fifth,
        Series 2004,
        Insured: XLC
        5.000% 09/15/28                          1,500,000           1,559,010
                                                               ---------------
                                               Ports Total           1,559,010

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

  TOLL FACILITIES - 3.2%
     NY Thruway Authority
        Second General Highway &
        Bridge Trust Fund,
        Series 2005 A,
        Insured: MBIA
        5.000% 04/01/22                            500,000             524,085
        Service Contract,
        Local Highway & Bridge,
        5.250% 04/01/09                          1,500,000           1,588,260
     NY Triborough Bridge &
        Tunnel Authority
        General Purpose,
        Series 2002 B,
        5.000% 11/15/09                          2,000,000           2,115,760
                                                               ---------------
                                     Toll Facilities Total           4,228,105
  TRANSPORTATION - 1.2%
     NY Metropolitan Transportation
        Authority
        Series 2005 B,
        Insured: AMBAC
        5.250% 11/15/24                            750,000             835,732
        Series 2005 C,
        5.000% 11/15/16 (d)                        750,000             795,743
                                                               ---------------
                                      Transportation Total           1,631,475
                                                               ---------------
                                      TRANSPORTATION TOTAL           7,418,590

UTILITIES - 8.3%

  JOINT POWER AUTHORITY - 1.6%
     NY Power Authority
        Series 2002 A,
        5.000% 11/15/07                          2,000,000           2,071,880
                                                               ---------------
                               Joint Power Authority Total           2,071,880

  MUNICIPAL ELECTRIC - 3.6%
     NY Long Island Power Authority
        Electric Systems Revenue,
        Series 2003 A,
        5.000% 06/01/09                          2,000,000           2,097,600
        Series 2003 C,
        5.500% 09/01/21                          1,000,000           1,072,160
     PR Commonwealth of Puerto Rico
        Electric Power Authority
        Series 1997 BB,
        Insured: MBIA
        6.000% 07/01/12                          1,000,000           1,137,260
        Series 2003 NN,
        Insured: MBIA
        5.250% 07/01/19                            500,000             552,495
                                                               ---------------
                                  Municipal Electric Total           4,859,515

                            See Accompanying Notes to Financial Statements. | 77

________________________________________________________________________________
OCTOBER 31, 2005              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

  WATER & SEWER - 3.1%
     NY New York City Municipal Water
        Finance Authority
        Water & Sewer Systems,
        Series 1996 B,
        Insured: MBIA
        5.750% 06/15/26                            485,000             497,784
        Series 1997 C,
        Insured: FGIC
        5.000% 06/15/21                          1,725,000           1,781,028
     NY Western Nassau County
        Water Authority
        Insured: AMBAC
        5.000% 05/01/22                          1,765,000           1,850,690
                                                               ---------------
                                       Water & Sewer Total           4,129,502
                                                               ---------------
                                           UTILITIES TOTAL          11,060,897

                                     Total Municipal Bonds
                                    (cost of $122,716,645)         127,459,286

                                                    SHARES
------------------------------------------------------------------------------

INVESTMENT COMPANY - 0.0%

        Dreyfus Tax-Exempt Cash
        Management Fund                                  8                   8
                                                               ---------------
                                  Total Investment Company
                                              (cost of $8)                   8

                                                   PAR ($)
------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 3.8%

VARIABLE RATE DEMAND NOTES (E) - 3.8%

     MN Higher Education Facilities Authority
        St. Olaf College,
        Series 2002 5-M1,
        LOC: Harris Trust & Savings Bank,
        2.730% 10/01/32                            200,000             200,000
     NY New York City Municipal Water
        Finance Authority Water & Sewer
        Systems Revenue
        Series 1994 G,
        SPA: Securities Purchase, Inc.
        2.680% 06/15/24                          1,900,000           1,900,000
     NY New York City
        Sub-Series 1993 A-10,
        LOC: Morgan Guaranty Trust
        2.750% 08/01/17                            400,000             400,000
        Sub-Series 1993 A-7,
        LOC: Morgan Guaranty Trust
        2.680% 08/01/20                          1,000,000           1,000,000
        Sub-Series 2004 H-4,
        LOC: Bank of New York
        2.680% 03/01/34                            600,000             600,000

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------
     NY Jay Street Development Corp.
        Series 2003 A- 4,
        LOC: Depfa Bank PLC
        2.680% 05/01/22                            400,000             400,000
        Series 2005 A,
        LOC: Depfa Bank PLC
        2.680% 05/01/22                            600,000             600,000
                                                               ---------------
                          VARIABLE RATE DEMAND NOTES TOTAL           5,100,000

                              Total Short-Term Obligations
                                      (cost of $5,100,000)           5,100,000

                                 TOTAL INVESTMENTS - 99.6%
                                (COST OF $127,816,653) (f)         132,559,294

                    OTHER ASSETS & LIABILITIES, NET - 0.4%             565,027

                                       NET ASSETS - 100.0%         133,124,321

NOTES TO INVESTMENT PORTFOLIO:

(a)   Zero coupon bond.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c) The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2005.

(d)   Security purchased on a delayed delivery basis.

(e) Variable rate demand note. This security is payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically. The interest rate shown reflects the rate as of October 31, 2005.

(f)   Cost for federal income tax purposes is $127,760,453.

ACRONYM             NAME
-------             ----
AMBAC               Ambac Assurance Corp.
FGIC                Financial Guaranty Insurance Co.
FHA                 Federal Housing Administration
FSA                 Financial Security Assurance Inc.
LOC                 Letter of Credit/Line of Credit.
MBIA                MBIA Insurance Corp.
RAD                 Radian Asset Assurance, Inc.
SONYMA              State of New York Mortgage Agency
SPA                 Stand-by Purchase Agreement
XLC                 XL Capital Assurance, Inc.

At October 31, 2005, the Fund held investments in the following states/territories:

                                                    % OF TOTAL
STATE/TERRITORY (UNAUDITED)                         INVESTMENTS
---------------------------                         -----------
New York                                               96.2%
Other*                                                  3.8
                                                    -----------
                                                      100.0%
                                                    ===========

* Includes all states/territories that are less than 5% of total investments.

At October 31, 2005, the Fund held investments in the following:

HOLDING BY                                             % OF
REVENUE SOURCE (UNAUDITED)                          NET ASSETS
--------------------------                          -----------
Tax-Backed                                             35.2%
Other                                                  27.7
Education                                               9.3
Utilities                                               8.3
Health Care                                             6.5
Transportation                                          5.6
Other Revenue                                           1.6
Resource Recovery                                       1.1
Housing                                                 0.5
Investment Company                                       --*
Short-Term Obligations                                  3.8
Other Assets & Liabilities, Net                         0.4
                                                    -----------
                                                      100.0%
                                                    ===========

*     Rounds to less than 0.1%.

78 | See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO ___________________________________________________________
OCTOBER 31, 2005          COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - 97.3%

EDUCATION - 19.1%

  EDUCATION - 18.3%
     PR Commonwealth of Puerto Rico
        Industrial, Tourist, Educational,
        Medical & Environmental
        Control Facilities,
        Universidad Interamericana
        de Puerto Rico, Inc.,
        Series 1998 A,
        Insured: MBIA
        5.250% 10/01/12                            360,000             387,342
        5.375% 10/01/13                          1,550,000           1,672,776
        5.500% 10/01/14                            350,000             380,006
     RI Health & Educational Building Corp.
        Higher Education Facility:
        Brown University,
        Series 1998,
        5.000% 09/01/15                          1,000,000           1,036,290
        Insured: XLCA
        Series 2004 D,
        5.500% 08/15/16                          1,340,000           1,472,003
        Johnson & Wales,
        Series 2003,
        Insured: XLCA
        5.250% 04/01/16                          1,485,000           1,584,406
        Series 1999,
        Insured: MBIA
        5.500% 04/01/17                          1,000,000           1,114,020
        5.500% 04/01/18                          1,420,000           1,586,921
        Providence College,
        Series 2003 A,
        Insured: XLCA
        5.000% 11/01/24                          2,500,000           2,573,050
        University of Rhode Island,
        Series 2000 B,
        Insured: AMBAC
        5.500% 09/15/20                          2,000,000           2,193,900
        5.700% 09/15/30                          2,250,000           2,488,117
        Roger Williams,
        Series 1998,
        Insured: AMBAC
        5.125% 11/15/14                          1,000,000           1,066,320
        Series 2003 A,
        Insured: AMBAC
        5.000% 09/15/13                          1,040,000           1,111,625
        Series 2004 A,
        Insured: AMBAC
        5.250% 09/15/20                          1,020,000           1,095,470
        Series 2004 D,
        Insured: XLCA
        5.500% 08/15/17                          1,345,000           1,475,411
        University of Rhode Island,
        Steam Department
        Transportation Authority,
        Series 1999,
        Insured: FSA
        5.000% 11/01/19                            750,000             787,050
                                                               ---------------
                                           Education Total          22,024,707

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

  PREP SCHOOL - 0.8%
     RI Health & Educational Building Corp.
        Educational Institution Revenue,
        Times2 Academy,
        Series 2004,
        5.000% 12/15/24                          1,000,000           1,007,960
                                                               ---------------
                                         Prep School Total           1,007,960
                                                               ---------------
                                           EDUCATION TOTAL          23,032,667

HEALTH CARE - 1.4%

  HOSPITALS - 1.4%
     RI Health & Education
        Building Corp.
        Hospital Foundation, Lifespan
        Obligated Group,
        Series 2002,
        6.375% 08/15/21                          1,500,000           1,643,550
                                                               ---------------
                                           Hospitals Total           1,643,550
                                                               ---------------
                                         HEALTH CARE TOTAL           1,643,550

HOUSING - 0.9%

  MULTI-FAMILY - 0.9%
     RI Housing & Mortgage Finance Corp.
        Multi-Family Housing,
        Series 1995 A,
        Insured: AMBAC
        6.150% 07/01/17                            380,000             387,995
        Series 1997 A,
        Insured: AMBAC
        5.600% 07/01/10                            500,000             521,360
     RI Providence Housing Development Corp.
        Mortgage Revenue, Section 8,
        Barbara Jordan Apartments,
        Series 1994 A,
        Insured: MBIA
        6.500% 07/01/09                            160,000             161,853
                                                               ---------------
                                        Multi-Family Total           1,071,208
                                                               ---------------
                                             HOUSING TOTAL           1,071,208

OTHER - 32.4%

  POOL/BOND BANK - 1.3%
     RI Clean Water Protection
        Finance Agency
        Water Pollution Control
        Revenue,
        Revolving Fund, Pooled
        Loan Association,
        Series 1999 A,
        Insured: AMBAC
        5.250% 10/01/16                            500,000             529,495
        Series 2004 A,
        4.750% 10/01/23                          1,000,000           1,018,900
                                                               ---------------
                                      Pool/Bond Bank Total           1,548,395

                            See Accompanying Notes to Financial Statements. | 79

________________________________________________________________________________
OCTOBER 31, 2005          COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

  REFUNDED/ESCROWED (a) - 29.8%
     PR Commonwealth of Puerto Rico
        Special Tax Revenue,
        Infrastructure Financing Authority,
        Series 1997 A,
        Pre-refunded 01/01/08,
        Insured: AMBAC
        5.000% 07/01/16                            500,000             523,235
     RI State & Providence Plantations
        Consolidated Capital Development Loan,
        Series 2001 C,
        Escrowed to Maturity,
        5.000% 09/01/11                          3,000,000           3,213,030
     RI Bristol County Water Authority Revenue
        Series 1995 A,
        Pre-refunded 12/01/05,
        5.200% 12/01/14                          1,000,000           1,021,900
     RI Central Falls Detention Facility Corp.
        Donald Wyatt Detention Facility,
        Series 1998 A,
        Insured: RAD
        5.250% 01/15/13                          1,505,000           1,597,452
        5.375% 01/15/18                          1,000,000           1,064,070
     RI Consolidated Capital
        Development Loan
        Series 1998 A,
        Pre-refunded 09/01/08,
        Insured: FGIC
        5.000% 09/01/16                          1,000,000           1,056,170
        Pre-refunded 09/01/09,
        Insured: FGIC
        5.500% 09/01/15                          3,240,000           3,514,558
        Economically Defeased to Maturity,
        5.250% 09/01/08                          1,580,000           1,664,941
        Series 1999 A,
        Pre-refunded 09/01/09,
        Insured: FGIC
        5.200% 09/01/11                          1,250,000           1,342,550
     RI Depositors Economic
        Protection Corp.
        Special Obligation,
        Series 1992 A,
        Escrowed to Maturity,
        Insured: FSA
        6.400% 08/01/06                          2,600,000           2,664,740
        6.500% 08/01/07                            500,000             528,475
        Special Obligation, Series 1993 A,
        Escrowed to Maturity,
        Insured: FSA
        5.750% 08/01/14                          1,000,000           1,132,800
        5.750% 08/01/14                          2,105,000           2,368,209
        5.750% 08/01/21                          2,165,000           2,540,411
        Insured: MBIA
        5.875% 08/01/11                          2,500,000           2,785,600

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

        Special Obligation, Series 1993 B,
        Escrowed to Maturity,
        Insured: MBIA
        5.800% 08/01/12                          1,000,000           1,120,620
        Pre-refunded 02/01/11,
        Insured: MBIA
        5.250% 08/01/21                            250,000             269,595
     RI Health & Educational Building Corp.
        Higher Education Facility,
        Rhode Island School of Design,
        Pre-refunded 06/01/06,
        Insured: MBIA
        5.625% 06/01/16                            500,000             517,215
     RI North Kingstown
        Pre-refunded 10/01/09,
        Insured: FGIC
        5.600% 10/01/16                            995,000           1,084,480
        5.750% 10/01/19                            500,000             547,695
     RI North Providence School
        Improvement
        Series 1996 A,
        Pre-refunded 07/01/07,
        Insured: MBIA
        6.000% 07/01/12                          1,100,000           1,171,346
        6.050% 07/01/13                            500,000             532,880
     RI Providence
        Series 1997 A,
        Pre-refunded 07/15/07,
        Insured: FSA
        5.700% 07/15/12                          1,825,000           1,919,736
        6.000% 07/15/09                          1,000,000           1,056,340
     RI South Kingstown
        Series 2000,
        Pre-refunded 06/15/10,
        Insured: FGIC
        6.250% 06/15/19                            500,000             563,680
        Series 1996 B,
        Pre-refunded 06/15/06,
        Insured: FSA
        5.500% 06/15/10                            100,000             103,496
                                                               ---------------
                                   Refunded/Escrowed Total          35,905,224

  TOBACCO - 1.3%
     RI Tobacco Settlement Financing Corp.
        Rhode Island Revenue, Asset Backed,
        Series 2002 A,
        6.000% 06/01/23                          1,500,000           1,583,190
                                                               ---------------
                                             Tobacco Total           1,583,190
                                                               ---------------
                                               OTHER TOTAL          39,036,809

80 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005          COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - 31.9%

  LOCAL APPROPRIATED - 6.2%
     RI Providence Public Building Authority
        School & Public Facilities Project,
        Series 1996 A,
        Insured: FSA
        5.400% 12/15/11                            500,000             521,855
        Series 1998 A,
        Insured: FSA
        5.250% 12/15/14                          1,500,000           1,606,260
        Series 1999 A,
        Insured: AMBAC
        5.125% 12/15/14                            500,000             535,950
        5.375% 12/15/11                          2,035,000           2,203,091
     RI Smithfield
        Lease Participation Certificates,
        Wastewater Treatment Facility Loan,
        Series 2003,
        Insured: MBIA
        5.000% 11/15/10                            770,000             821,382
        5.000% 11/15/11                            810,000             867,324
        5.000% 11/15/12                            855,000             918,817
                                                               ---------------
                                  Local Appropriated Total           7,474,679

  LOCAL GENERAL OBLIGATIONS - 17.4%
     AK North Slope Borough
        Capital Appreciation,
        Series 2000 B,
        Insured: MBIA
        (b) 06/30/09                             2,000,000           1,747,800
     IL Will County
        Community Unit School District,
        Number 365 U Valley View,
        Series 1999 B,
        Insured: FSA
        (b) 11/01/10                             2,000,000           1,647,380
     PR Commonwealth of Puerto Rico
        Municipal Finance Agency,
        Series 1997 A,
        Insured: FSA
        5.500% 07/01/17                            315,000             330,580
     RI Burrillville
        Series 1995,
        Insured: FGIC
        5.850% 05/01/14                            200,000             206,640
     RI City of Cranston
        Series 2005,
        Insured: AMBAC
        5.000% 07/15/15                          2,280,000           2,455,879
     RI Coventry
        Series 2002,
        Insured: AMBAC
        5.000% 06/15/21                            750,000             787,410
        5.000% 06/15/22                            750,000             786,337

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     RI Exeter West Greenwich Regional
        School District
        Series 1997,
        Insured: MBIA
        5.400% 11/15/10                          1,000,000           1,049,910
     RI Johnston
        Series 2005,
        Insured: FSA
        4.750% 06/01/21                            390,000             400,873
        4.750% 06/01/22                            405,000             414,700
        4.750% 06/01/23                            425,000             433,844
        4.750% 06/01/24                            445,000             453,219
        4.750% 06/01/25                            460,000             467,779
        Various Purpose,
        Series 2004,
        Insured: XLCA
        5.250% 06/01/19                            525,000             555,439
        5.250% 06/01/20                            555,000             588,805
     RI Pawtucket
        Series 2002 A,
        Insured: AMBAC
        5.000% 04/15/09                            500,000             525,985
     RI Providence
        Series 1997,
        Insured: FSA
        5.450% 01/15/10                            500,000             517,605
        Series 2001 C,
        Insured: FGIC
        5.500% 01/15/13                          1,890,000           2,082,742
     RI South Kingstown
        Series 2002,
        4.000% 06/01/09                            570,000             582,147
     RI Warwick
        Series 2003,
        Insured: FGIC
        4.000% 06/15/10                            625,000             637,994
        Series 1998 A,
        Insured: FGIC
        5.000% 03/01/15                          1,180,000           1,240,357
        5.000% 03/01/16                          1,205,000           1,269,564
     RI Woonsocket
        Series 2005,
        Insured: AMBAC
        4.250% 03/01/25                            550,000             520,768
     WA Seattle
        Series 1998 E,
        Insured: FSA
        (b) 12/15/12                             1,000,000             745,530
     WI Milwaukee County
        Series 2000 A,
        Insured: FSA
        5.700% 09/01/15                            500,000             538,260
                                                               ---------------
                           Local General Obligations Total          20,987,547

                            See Accompanying Notes to Financial Statements. | 81

________________________________________________________________________________
OCTOBER 31, 2005          COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  SPECIAL NON-PROPERTY - TAX 0.9%
     RI Convention Center Authority Revenue
        Series 2000 A,
        Insured: FSA
        5.000% 05/15/23                          1,005,000           1,049,150
                                                               ---------------
                            Special Non-Property Tax Total           1,049,150

  STATE APPROPRIATED - 2.5%
     RI State & Providence Plantations
        Certificates of Participation,
        Central Power Plants Project,
        Series 2000 C,
        Insured: MBIA
        5.375% 10/01/20                          1,000,000           1,063,450
     RI Economic Development Corp.
        Economic Development Revenue,
        East Greenwich Free Library
        Association,
        Series 2004,
        4.500% 06/15/09                            220,000             223,811
        4.500% 06/15/14                            245,000             244,395
        5.750% 06/15/24                            415,000             423,835
     RI Providence Public Building Authority
        State Public Project,
        Series 1998 A,
        Insured: AMBAC
        5.250% 02/01/10                          1,000,000           1,049,250
                                                               ---------------
                                  State Appropriated Total           3,004,741

  STATE GENERAL OBLIGATIONS - 4.9%
     PR Commonwealth of Puerto Rico
        Capital Appreciation,
        Series 1998,
        Insured: MBIA
        (b) 07/01/14                             3,500,000           2,435,090
        6.000% 07/01/16                            250,000             290,927
     RI State & Providence Plantations
        Consolidated Capital
        Development Loan,
        Series 2005 A,
        Insured: FSA
        5.000% 08/01/17                          2,000,000           2,145,000
     RI Consolidated Capital
        Development Loan
        Series 1998 A,
        Insured: FGIC
        5.250% 07/15/10                          1,000,000           1,055,900
                                                               ---------------
                           State General Obligations Total           5,926,917
                                                               ---------------
                                          TAX-BACKED TOTAL          38,443,034

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

TRANSPORTATION - 5.3%

  AIRPORTS - 2.4%
     RI Economic Development
        Corp. Airport
        Series 1998 B,
        Insured: FSA
        5.000% 07/01/15                          1,620,000           1,695,622
        5.000% 07/01/18                            500,000             522,820
        5.000% 07/01/23                            685,000             711,530
                                                               ---------------
                                            Airports Total           2,929,972
  TRANSPORTATION - 2.9%
     RI Economic Development Corp.
        Grant Anticipation Note,
        Rhode Island Department
        Transportation,
        Series 2003A,
        Insured: FSA
        5.000% 06/15/14                          2,225,000           2,379,192
        University of Rhode Island,
        Steam Department
        Transportation Authority,
        Insured: FSA
        5.250% 06/15/11                          1,000,000           1,081,840
                                                               ---------------
                                      Transportation Total           3,461,032
                                                               ---------------
                                      TRANSPORTATION TOTAL           6,391,004

UTILITIES - 6.3%

  MUNICIPAL ELECTRIC - 1.1%
     PR Commonwealth of Puerto Rico
        Electric Power Authority,
        Series1998 EE,
        Insured: MBIA
        5.250% 07/01/15                            500,000             531,280
        Series 2003 NN,
        Insured: MBIA
        5.250% 07/01/19                            750,000             828,743
                                                               ---------------
                                  Municipal Electric Total           1,360,023

  WATER & SEWER - 5.2%
     RI Bristol County Water
        Authority Revenue
        Series 1997 A,
        Insured: MBIA
        5.000% 07/01/16                            500,000             517,190
     RI Clean Water Protection
        Finance Agency
        Safe Drinking Water Revolving,
        Series 2004 A,
        5.000% 10/01/18                          1,000,000           1,059,720
     RI Kent County Water Authority
        Series 2002A,
        Insured: MBIA
        5.000% 07/15/15                            750,000             795,532
        5.000% 07/15/16                          1,265,000           1,335,587

82 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
OCTOBER 31, 2005          COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

  WATER & SEWER - (CONTINUED)
     RI Narragansett Bay Commission
        Wastewater System Revenue
        Series 2005 A,
        Insured: MBIA
        5.000% 08/01/26                          2,500,000           2,593,600
                                                               ---------------
                                       Water & Sewer Total           6,301,629
                                                               ---------------
                                           UTILITIES TOTAL           7,661,652

                                     Total Municipal Bonds
                                    (cost of $112,698,457)         117,279,924

                                                    SHARES
------------------------------------------------------------------------------

INVESTMENT COMPANY - 0.0%

        Dreyfus Tax-Exempt Cash
        Management Fund                              1,666               1,666
                                                               ---------------
                                  Total Investment Company
                                          (cost of $1,666)               1,666

                                                   PAR ($)
------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 1.8%

VARIABLE RATE DEMAND NOTES - 1.8%(c)
     FL Collier County Health Facilities
        Authority Hospital Revenue
        Fairview Hospital, Lutheran Hospital,
        Series 2003 C-1,
        LOC: JPMorgan Chase Bank
        2.720% 01/01/35                            300,000             300,000
     IA Higher Education Loan Authority
        St. Ambrose University,
        Series 2003,
        LOC: Northern Trust Company
        2.730% 04/01/33                            100,000             100,000
     IA Hills Healthcare Revenue
        Mercy Hospital,
        Series 2002,
        LOC: U.S. Bank N.A.
        2.730% 08/01/32                            100,000             100,000
     IL Health Facilities Authority
        OSF Healthcare System,
        Series 2002,
        LOC: Fifth Third Bank
        2.730% 11/15/27                            600,000             600,000
     IN Health Facility Financing
        Authority
        Great Lakes Christian Homes,
        Golden Years Homestead, Inc.,
        Series 2002 A,
        LOC: Wells Fargo Bank N.A.
        2.700% 06/01/25                            200,000             200,000

                                                   PAR ($)           VALUE ($)
------------------------------------------------------------------------------

     MN Higher Education Facilities Authority
        Series 2002 M2,
        LOC: Harris Trust & Savings Bank
        2.730% 10/01/20                            300,000             300,000
     MS Jackson County Pollution
        Control Revenue
        Chevron U.S.A. Project, Inc.
        Series 1992,
        2.720% 12/01/16                            400,000             400,000
     MT Forsyth Pollution Control Revenue
        Series 1988,
        LOC: BNP Paribas
        2.820% 01/01/18                            100,000             100,000
     WI Health & Educational Facilities Authority
        Gundersen Clinic Ltd,
        Series 2000 A,
        2.730% 12/01/15                            100,000             100,000
                                                               ---------------
                          VARIABLE RATE DEMAND NOTES TOTAL           2,200,000

                              Total Short-Term Obligations
                                      (cost of $2,200,000)           2,200,000

                                 TOTAL INVESTMENTS - 99.1%
                                (COST OF $114,900,123) (d)         119,481,590

                    OTHER ASSETS & LIABILITIES, NET - 0.9%           1,045,482

                                       NET ASSETS - 100.0%         120,527,072

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)   Zero coupon bond.

(c) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at October 31, 2005.

(d)   Cost for federal income tax purposes is $114,844,030.

ACRONYM             NAME
--------            ----
AMBAC               Ambac Assurance Corp.
FGIC                Financial Guaranty Insurance Co.
FHA                 Federal Housing Administration
FSA                 Financial Security Assurance, Inc.
LOC                 Letter of Credit/Line of Credit
MBIA                MBIA Insurance Corp.
RAD                 Radian Asset Assurance, Inc.
XLCA                XL Capital Assurance, Inc.

At October 31, 2005, the Fund held investments in the following states/territories:

                                                    % OF TOTAL
STATE/TERRITORY (UNAUDITED)                         INVESTMENTS
---------------------------                         -----------
Rhode Island                                           88.0%
Puerto Rico                                             6.2
Other*                                                  5.8
                                                    -----------
                                                      100.0%
                                                    ===========

* Includes all states/territories that are less than 5% of total investments.

At October 31, 2005, the Fund held investments in the following:

HOLDING BY                                             % OF
REVENUE SOURCE (UNAUDITED)                          NET ASSETS
--------------------------                          -----------
Other                                                  32.4%
Tax-Backed                                             31.9
Education                                              19.1
Utilities                                               6.3
Transportation                                          5.3
Health Care                                             1.4
Housing                                                 0.9
Investment Company                                       --*
Short-Term Obligations                                  1.8
Other Assets & Liabilities, Net                         0.9
                                                    -----------
                                                      100.0%
                                                    ===========

*     Rounds to less than 0.1%.

                            See Accompanying Notes to Financial Statements. | 83

STATEMENTS OF ASSETS AND LIABILITIES ___________________________________________
OCTOBER 31, 2005                                  COLUMBIA TAX-EXEMPT BOND FUNDS



                                                                                                                          COLUMBIA
                                                  COLUMBIA                     COLUMBIA       COLUMBIA      COLUMBIA       RHODE
                                                 CONNECTICUT     COLUMBIA    MASSACHUSETTS   NEW JERSEY     NEW YORK       ISLAND
                                                INTERMEDIATE   INTERMEDIATE  INTERMEDIATE   INTERMEDIATE  INTERMEDIATE  INTERMEDIATE
                                                  MUNICIPAL      MUNICIPAL     MUNICIPAL      MUNICIPAL     MUNICIPAL    MUNICIPAL
                                                    BOND           BOND          BOND           BOND          BOND          BOND
                                                  FUND ($)       FUND ($)      FUND ($)       FUND ($)      FUND ($)      FUND ($)
                                                ------------  -------------  -------------  ------------  ------------  -----------
ASSETS

   Investments, at cost                          178,039,662  2,096,134,191    314,682,100    72,673,962   127,816,653  114,900,123
                                                ------------  -------------  -------------  ------------  ------------  -----------
   Investments, at value                         182,948,452  2,152,560,255    322,442,567    74,904,521   132,559,294  119,481,590
   Cash                                               53,166             --         85,468        81,426        50,894        5,906
   Receivable for:
       Investments sold                                   --      9,181,133             --            --            --           --
       Fund shares sold                               70,839      1,277,382        444,206        67,472       146,674       42,345
       Interest                                    2,354,810     32,088,512      4,341,864     1,037,238     1,778,637    1,463,004
   Deferred Trustees' compensation plan               11,493         42,703         17,380         6,330         8,522        8,800
   Expense reimbursement due from
       Investment Advisor                                 --         65,445             --            --            --           --
   Other assets                                        3,210             --          8,861           795        19,398           --
                                                ------------  -------------  -------------  ------------  ------------  -----------
       Total assets                              185,441,970  2,195,215,430    327,340,346    76,097,782   134,563,419  121,001,645
                                                ------------  -------------  -------------  ------------  ------------  -----------
LIABILITIES

   Payable to custodian bank                              --          3,545             --            --            --           --
   Payable for:
       Investments purchased on a delayed
         delivery basis                                   --      5,863,095      4,974,233       581,998       799,125           --
       Investments purchased                              --      9,994,327             --            --            --           --
       Fund shares repurchased                       500,154      4,113,227        428,905        36,398       197,695       36,980
       Distributions                                 454,553      6,626,384        792,992       186,200       327,508      333,305
       Investment advisory fee                        76,309        763,700        132,865        31,938        54,641       49,300
       Administration fee                             10,648        124,268         17,574         4,404         7,566        6,880
       Transfer agent fee                              8,579         24,121         13,734         3,853         6,551        4,112
       Pricing and bookkeeping fees                    5,905         17,257          8,330         5,500         5,087        5,394
       Merger costs                                       --        130,033             --            --            --           --
       Trustees' fees                                    500        178,379            500           517           500          489
       Audit fees                                     25,548         27,878         25,548        21,698        21,698       21,698
       Distribution and service fees                  15,133         23,179         16,181         5,973         7,981        2,122
       Custody fee                                     2,031         10,938          2,816         1,433         1,676        1,340
       Chief compliance officer expenses
         and fees (See Note 4)                           611          1,250            760           488           548          535
   Deferred Trustees' fees                            11,493         42,703         17,380         6,330         8,522        8,800
   Other liabilities                                      --        358,996             --            --            --        3,618
                                                ------------  -------------  -------------  ------------  ------------  -----------
       Total liabilities                           1,111,464     28,303,280      6,431,818       886,730     1,439,098      474,573

NET ASSETS                                       184,330,506  2,166,912,150    320,908,528    75,211,052   133,124,321  120,527,072
                                                ------------  -------------  -------------  ------------  ------------  -----------
 NET ASSETS CONSIST OF:

    Paid-in capital                              179,824,140  2,107,551,070    310,638,289    72,562,064   128,302,610  115,714,252
    Undistributed net investment income              105,116      1,789,817         86,194        28,781        71,108       55,578
    Accumulated investment gain (loss)              (507,540)     1,145,199      2,423,578       389,648         7,962      175,775
    Net unrealized appreciation on investments     4,908,790     56,426,064      7,760,467     2,230,559     4,742,641    4,581,467
                                                ------------  -------------  -------------  ------------  ------------  -----------

NET ASSETS                                       184,330,506  2,166,912,150    320,908,528    75,211,052   133,124,321  120,527,072


84 | See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES ___________________________________________
                                                  COLUMBIA TAX-EXEMPT BOND FUNDS



                                                                                                                          COLUMBIA
                                                  COLUMBIA                     COLUMBIA       COLUMBIA      COLUMBIA       RHODE
                                                 CONNECTICUT     COLUMBIA    MASSACHUSETTS   NEW JERSEY     NEW YORK       ISLAND
                                                INTERMEDIATE   INTERMEDIATE  INTERMEDIATE   INTERMEDIATE  INTERMEDIATE  INTERMEDIATE
                                                  MUNICIPAL      MUNICIPAL     MUNICIPAL      MUNICIPAL     MUNICIPAL    MUNICIPAL
                                                    BOND           BOND          BOND           BOND          BOND          BOND
                                                  FUND ($)       FUND ($)      FUND ($)       FUND ($)      FUND ($)      FUND ($)
                                                ------------  -------------  -------------  ------------  ------------  -----------
CLASS A
  Net assets                                      10,700,841     70,711,471      8,332,172     3,909,005     2,858,368    1,543,782
  Shares outstanding                               1,000,935      6,858,396        794,239       382,148       246,122      137,783
  Net asset value per share (a)                        10.69          10.31          10.49         10.23         11.61        11.20
  Maximum sales charge                                  4.75%          3.25%          4.75%         4.75%         4.75%        4.75%
  Maximum offering price per share (b)                 11.22          10.66          11.01         10.74         12.19        11.76
                                                ------------  -------------  -------------  ------------  ------------  -----------
CLASS B
  Net assets                                       5,039,470      7,039,593      3,220,331     1,873,399     3,586,013      899,319
  Shares outstanding                                 471,399        682,766        306,964       183,146       308,777       80,265
  Net asset value and offering price per
   share (a)                                           10.69          10.31          10.49         10.23         11.61        11.20
                                                ------------  -------------  -------------  ------------  ------------  -----------
CLASS C
  Net assets                                       8,779,544      8,317,820      6,865,948     4,590,082     3,360,245    1,486,963
  Shares outstanding                                 821,243        806,761        654,469       448,715       289,341      132,714
  Net asset value and offering price per
   share (a)                                           10.69          10.31          10.49         10.23         11.61        11.20
                                                ------------  -------------  -------------  ------------  ------------  -----------
CLASS G
  Net assets                                         249,178        457,878        894,291       173,538        77,201      251,553
  Shares outstanding                                  23,308         44,410         85,245        16,965         6,647       22,451
  Net asset value and offering price per
   share (a)                                           10.69          10.31          10.49         10.23         11.61        11.20
                                                ------------  -------------  -------------  ------------  ------------  -----------
CLASS T
  Net assets                                      25,417,835     17,261,241     54,473,726     6,483,813    17,942,990   12,283,600
  Shares outstanding                               2,377,597      1,674,201      5,192,536       633,863     1,545,004    1,096,329
  Net asset value per share (a)                        10.69          10.31          10.49         10.23         11.61        11.20
  Maximum sales charge                                  4.75%          4.75%          5.75%         4.75%         4.75%        4.75%
  Maximum offering price per share (b)                 11.22          10.82          11.13         10.74         12.19        11.76
                                                ------------  -------------  -------------  ------------  ------------  -----------
CLASS Z
  Net assets                                     134,143,638  2,063,124,147    247,122,060    58,181,215   105,299,504  104,061,855
  Shares outstanding                              12,547,781    200,105,948     23,556,141     5,687,863     9,066,905    9,287,612
  Net asset value, offering and
      redemption price per share                       10.69          10.31          10.49         10.23         11.61        11.20


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)   On sales of $50,000 or more the offering price is reduced.

                            See Accompanying Notes to Financial Statements. | 85

STATEMENTS OF OPERATIONS _______________________________________________________
FOR THE YEAR ENDED OCTOBER 31, 2005               COLUMBIA TAX-EXEMPT BOND FUNDS



                                                                                                                         COLUMBIA
                                                  COLUMBIA                    COLUMBIA       COLUMBIA      COLUMBIA       RHODE
                                                 CONNECTICUT    COLUMBIA    MASSACHUSETTS   NEW JERSEY     NEW YORK       ISLAND
                                                INTERMEDIATE  INTERMEDIATE  INTERMEDIATE   INTERMEDIATE  INTERMEDIATE  INTERMEDIATE
                                                  MUNICIPAL     MUNICIPAL     MUNICIPAL      MUNICIPAL     MUNICIPAL    MUNICIPAL
                                                    BOND          BOND          BOND           BOND          BOND          BOND
                                                  FUND ($)      FUND ($)      FUND ($)       FUND ($)      FUND ($)      FUND ($)
                                                ------------  ------------  -------------  ------------  ------------  -----------
NET INVESTMENT INCOME
INCOME

   Interest                                        8,166,513    30,275,075     14,106,710     3,550,494     5,486,227    5,488,625
   Dividends                                           2,759        15,053         12,738         1,025           140          671
                                                ------------  ------------  -------------  ------------  ------------  -----------
       Total income                                8,169,272    30,290,128     14,119,448     3,551,519     5,486,367    5,489,296
                                                ------------  ------------  -------------  ------------  ------------  -----------
EXPENSES
   Investment advisory fee                           908,942     3,108,480      1,566,490       388,659       621,505      589,352
   Administration fee                                126,871       454,051        218,650        54,249        86,752       82,263
   Distribution fee:
       Class B                                        41,222        18,797         25,916        14,778        30,051        6,944
       Class C                                        75,904        22,922         53,767        34,811        21,529       12,252
       Class G                                         1,890         4,135          6,335         1,180         1,079        2,321
   Service fee:
       Class A                                        30,928        50,737         24,139         9,535        10,687        3,074
       Class B                                        13,741         5,784          8,639         4,926        10,017        2,315
       Class C                                        25,301         7,053         17,922        11,604         7,176        4,084
       Class G                                           437           954          1,462           272           249          536
   Shareholder Service Fee - Class T                  43,614        27,598         87,505        10,410        30,262           --
   Transfer agent fee                                 56,811       152,147         91,235        25,721        42,427       24,425
   Pricing and bookkeeping fees                       57,569       125,117         80,322        54,953        52,423       54,214
   Trustees' fees                                     11,271        26,801         14,746         8,675         9,724        9,643
   Custody fee                                        12,683        33,615         16,737         9,622         9,995        9,675
   Registration fees                                  68,330       113,972         74,773        61,358        63,724       63,280
   Merger costs                                           --        46,133             --            --            --           --
   Chief compliance officer expenses and fees
    (See Note 4)                                       5,312         8,930          6,499         4,372         4,788        4,733
   Non-recurring costs (See Note 8)                    3,429        10,215          5,930         1,476         2,335        2,238
   Other expenses                                     59,446       125,377         83,471        48,746        48,617       50,372
                                                ------------  ------------  -------------  ------------  ------------  -----------
       Total expenses                              1,543,701     4,342,818      2,384,538       745,347     1,053,340      921,721

   Fees waived by Distributor - Class C              (35,422)      (15,869)       (25,091)      (16,245)      (10,047)      (5,718)
   Fees waived by Transfer Agent                        (798)       (5,290)        (3,897)       (1,264)       (2,102)        (732)
   Fees and expenses waived or reimbursed by
       Investment Advisor                                 --       (66,690)            --            --            --           --
   Non-recurring costs assumed by
       Investment Advisor (See Note 8)                (3,429)      (10,215)        (5,930)       (1,476)       (2,335)      (2,238)
   Custody earnings credit                            (1,670)       (3,814)        (1,347)       (1,304)       (1,323)      (1,056)
                                                ------------  ------------  -------------  ------------  ------------  -----------
       Net Expenses                                1,502,382     4,240,940      2,348,273       725,058     1,037,533      911,977
                                                ------------  ------------  -------------  ------------  ------------  -----------
NET INVESTMENT INCOME                              6,666,890    26,049,188     11,771,175     2,826,461     4,448,834    4,577,319


86 | See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS _______________________________________________________
                                                  COLUMBIA TAX-EXEMPT BOND FUNDS



                                                                                                                         COLUMBIA
                                                  COLUMBIA                    COLUMBIA       COLUMBIA      COLUMBIA       RHODE
                                                 CONNECTICUT    COLUMBIA    MASSACHUSETTS   NEW JERSEY     NEW YORK       ISLAND
                                                INTERMEDIATE  INTERMEDIATE  INTERMEDIATE   INTERMEDIATE  INTERMEDIATE  INTERMEDIATE
                                                  MUNICIPAL     MUNICIPAL     MUNICIPAL      MUNICIPAL     MUNICIPAL    MUNICIPAL
                                                    BOND          BOND          BOND           BOND          BOND          BOND
                                                  FUND ($)      FUND ($)      FUND ($)       FUND ($)      FUND ($)      FUND ($)
                                                ------------  ------------  -------------  ------------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) on:
       Investments                                   292,714     1,997,318      2,371,964       406,566        49,892      270,522
       Futures contracts                             (64,721)      683,589        174,139         4,599         7,262      (22,210)
                                                ------------  ------------  -------------  ------------  ------------  -----------
       Net realized gain                             227,993     2,680,907      2,546,103       411,165        57,154      248,312
                                                ------------   -----------  -------------  ------------  ------------  -----------

   Net change in unrealized appreciation
       (depreciation) on:
       Investments                                (6,580,007)  (43,644,456)   (13,113,627)   (2,814,092)   (4,104,301)  (3,881,573)
       Futures contracts                             169,788       230,973             --        73,411       108,761      110,498
                                                ------------   -----------  -------------  ------------  ------------  -----------
       Net change in unrealized
         appreciation (depreciation)              (6,410,219)  (43,413,483)   (13,113,627)   (2,740,681)   (3,995,540)  (3,771,075)
                                                ------------   -----------  -------------  ------------  ------------  -----------

   NET LOSS                                       (6,182,226)  (40,732,576)   (10,567,524)   (2,329,516)   (3,938,386)  (3,522,763)
                                                ------------   -----------  -------------  ------------  ------------  -----------
   NET INCREASE (DECREASE) RESULTING
       FROM OPERATIONS                               484,664   (14,683,388)     1,203,651       496,945       510,448    1,054,556


                            See Accompanying Notes to Financial Statements. | 87

STATEMENTS OF CHANGES IN NET ASSETS ____________________________________________
                                                  COLUMBIA TAX-EXEMPT BOND FUNDS



                                                                    COLUMBIA CONNECTICUT                    COLUMBIA
                                                                   INTERMEDIATE MUNICIPAL            INTERMEDIATE MUNICIPAL
                                                                         BOND FUND                         BOND FUND
                                                               ------------------------------    ------------------------------
                                                                         YEAR ENDED                        YEAR ENDED
                                                                        OCTOBER 31,                       OCTOBER 31,
                                                               ------------------------------    ------------------------------
INCREASE (DECREASE) IN NET ASSETS:                               2005 ($)         2004 ($)         2005 ($)         2004 ($)
                                                               -------------    -------------    -------------    -------------
OPERATIONS
   Net investment income                                           6,666,890        6,670,750       26,049,188       20,881,250
   Net realized gain on investments and futures contracts            227,993          735,231        2,680,907        3,518,147
   Net change in unrealized appreciation (depreciation)
       on investments and futures contracts                       (6,410,219)         201,161      (43,413,483)        (950,286)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease) in net assets resulting
         from operations                                             484,664        7,607,142      (14,683,388)      23,449,111
                                                               -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income:
       Class A                                                      (416,999)        (353,046)        (928,307)        (798,943)
       Class B                                                      (144,233)        (146,042)         (86,941)         (86,278)
       Class C                                                      (301,050)        (358,143)        (121,867)         (71,300)
       Class G                                                        (8,210)          (8,937)         (19,466)         (41,673)
       Class T                                                    (1,009,770)      (1,169,835)        (683,056)        (822,696)
       Class Z                                                    (4,783,202)      (4,859,843)     (24,178,455)     (19,027,500)
   Net net realized gains:
       Class A                                                            --               --         (152,189)         (16,915)
       Class B                                                            --               --          (17,237)          (2,365)
       Class C                                                            --               --          (20,311)          (1,616)
       Class G                                                            --               --           (5,334)          (1,545)
       Class T                                                            --               --         (130,491)         (19,223)
       Class Z                                                            --               --       (3,201,034)        (408,410)
                                                               -------------    -------------    -------------    -------------
         Total distributions to shareholders                      (6,663,464)      (6,895,846)     (29,544,688)     (21,298,464)
                                                               -------------    -------------    -------------    -------------
NET CAPITAL SHARE TRANSACTIONS                                    (5,252,869)     (18,398,742)    ,685,556,437      (44,373,083)
                                                               -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                        (11,431,669)     (17,687,446)   1,641,328,361      (42,222,436)
                                                               -------------    -------------    -------------    -------------
NET ASSETS
   Beginning of period                                           195,762,175      213,449,621      525,583,789      567,806,225
   End of period                                                 184,330,506      195,762,175    2,166,912,150      525,583,789
                                                               -------------    -------------    -------------    -------------
   Undistributed net investment income at end of period              105,116           99,991        1,789,817          939,675




                                                                   COLUMBIA MASSACHUSETTS             COLUMBIA NEW JERSEY
                                                                   INTERMEDIATE MUNICIPAL            INTERMEDIATE MUNICIPAL
                                                                         BOND FUND                         BOND FUND
                                                               ------------------------------    ------------------------------
                                                                         YEAR ENDED                        YEAR ENDED
                                                                        OCTOBER 31,                       OCTOBER 31,
                                                               ------------------------------    ------------------------------
INCREASE (DECREASE) IN NET ASSETS:                               2005 ($)         2004 ($)         2005 ($)         2004 ($)
                                                               -------------    -------------    -------------    -------------
OPERATIONS
   Net investment income                                          11,771,175       13,122,249        2,826,461        2,928,207
   Net realized gain on investments and futures contracts          2,546,103        3,594,886          411,165          292,317
   Net change in unrealized appreciation (depreciation)
       on investments and futures contracts                      (13,113,627)      (2,499,883)      (2,740,681)         276,530
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease) in net assets resulting
         from operations                                           1,203,651       14,217,252          496,945        3,497,054
                                                               -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income:
       Class A                                                      (330,326)        (312,434)        (126,511)        (112,002)
       Class B                                                       (92,162)        (103,468)         (50,735)         (45,995)
       Class C                                                      (216,146)        (235,063)        (135,436)        (123,172)
       Class G                                                       (27,932)         (37,365)          (5,030)          (5,134)
       Class T                                                    (2,051,271)      (2,473,496)        (237,564)        (242,451)
       Class Z                                                    (9,046,028)      (9,928,679)      (2,265,558)      (2,389,548)
   Net net realized gains:
       Class A                                                       (32,563)              --          (14,404)          (9,840)
       Class B                                                       (11,728)              --           (7,774)          (5,562)
       Class C                                                       (23,341)              --          (16,448)         (13,691)
       Class G                                                        (3,411)              --             (745)            (607)
       Class T                                                      (190,871)              --          (27,918)         (23,018)
       Class Z                                                      (791,131)              --         (256,378)        (215,117)
                                                               -------------    -------------    -------------    -------------
         Total distributions to shareholders                     (12,816,910)     (13,090,505)      (3,144,501)      (3,186,137)
                                                               -------------    -------------    -------------    -------------
NET CAPITAL SHARE TRANSACTIONS                                    (7,465,216)     (54,431,743)      (6,495,257)      (6,445,491)
                                                               -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets                         (19,078,475)     (53,304,996)      (9,142,813)      (6,134,574)
                                                               -------------    --------------   -------------     -------------
NET ASSETS
   Beginning of period                                           339,987,003      393,291,999       84,353,865       90,488,439
   End of period                                                 320,908,528      339,987,003       75,211,052       84,353,865
                                                               -------------    -------------    -------------    -------------
   Undistributed net investment income at end of period               86,194           96,938           28,781           48,875




                                                                     COLUMBIA NEW YORK               COLUMBIA RHODE ISLAND
                                                                   INTERMEDIATE MUNICIPAL            INTERMEDIATE MUNICIPAL
                                                                         BOND FUND                         BOND FUND
                                                               ------------------------------    ------------------------------
                                                                         YEAR ENDED                        YEAR ENDED
                                                                        OCTOBER 31,                       OCTOBER 31,
                                                               ------------------------------    ------------------------------
INCREASE (DECREASE) IN NET ASSETS:                               2005 ($)         2004 ($)         2005 ($)         2004 ($)
                                                               -------------    -------------    -------------    -------------
OPERATIONS
   Net investment income                                           4,448,834        4,024,138        4,577,319        4,667,431
   Net realized gain on investments and futures contracts             57,154           89,672          248,312          407,788
   Net change in unrealized appreciation (depreciation)
       on investments and futures contracts                       (3,995,540)       1,123,452       (3,771,075)         238,544
                                                               -------------    --------------   -------------     -------------
       Net increase (decrease) in net assets resulting
         from operations                                             510,448        5,237,262        1,054,556        5,313,763

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income:
       Class A                                                      (138,563)        (237,329)         (43,033)         (26,446)
       Class B                                                      (100,445)         (82,500)         (25,339)         (22,295)
       Class C                                                       (81,374)         (84,882)         (50,528)         (54,866)
       Class G                                                        (4,472)          (7,412)         (10,519)         (11,579)
       Class T                                                      (675,761)        (715,338)        (493,248)        (788,477)
       Class Z                                                    (3,434,811)      (2,867,813)      (3,944,444)      (3,749,201)
   Net net realized gains:
       Class A                                                        (6,170)         (13,639)          (1,106)              --
       Class B                                                        (4,350)          (5,897)          (1,304)              --
       Class C                                                        (2,849)          (6,531)          (2,169)              --
       Class G                                                          (223)            (685)            (484)              --
       Class T                                                       (22,378)         (47,081)         (18,163)              --
       Class Z                                                       (96,485)        (165,485)        (138,111)              --
                                                               -------------    --------------   -------------     -------------
         Total distributions to shareholders                      (4,567,881)      (4,234,592)      (4,728,448)      (4,652,864)
                                                               -------------    --------------   -------------     -------------

NET CAPITAL SHARE TRANSACTIONS                                    11,055,759          954,863       (3,248,442)     (17,695,817)
                                                               -------------    --------------   -------------     -------------
   Net increase (decrease) in net assets                           6,998,326        1,957,533       (6,922,334)     (17,034,918)
                                                               -------------    --------------   -------------     -------------
NET ASSETS
   Beginning of period                                           126,125,995      124,168,462      127,449,406      144,484,324
   End of period                                                 133,124,321      126,125,995      120,527,072      127,449,406
                                                               -------------    --------------   -------------     -------------
   Undistributed net investment income at end of period               71,108           57,918           55,578           45,476


         88-89 Spread | See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY ___________________
                                                  COLUMBIA TAX-EXEMPT BOND FUNDS



                                                                              COLUMBIA CONNECTICUT INTERMEDIATE
                                                                                     MUNICIPAL BOND FUND
                                                               ----------------------------------------------------------------
                                                                         YEAR ENDED                        YEAR ENDED
                                                                      OCTOBER 31, 2005                  OCTOBER 31, 2004
                                                               ------------------------------    ------------------------------
                                                                  SHARES         DOLLARS ($)        SHARES         DOLLARS ($)
                                                               -------------    -------------    -------------    -------------
CLASS A
   Subscriptions                                                     235,923        2,565,135          507,487        5,586,260
   Issued in connection with merger                                       --               --               --               --
   Distributions reinvested                                           23,217          252,787           11,079          121,788
   Redemptions                                                      (451,095)      (4,917,714)        (343,872)      (3,762,946)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                      (191,955)      (2,099,792)         174,694        1,945,102

CLASS B
   Subscriptions                                                      25,750          277,999          135,647        1,482,750
   Issued in connection with merger                                       --               --               --               --
   Distributions reinvested                                            6,929           75,451            6,830           74,995
   Redemptions                                                      (107,890)      (1,175,183)         (84,491)        (921,477)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                       (75,211)        (821,733)          57,986          636,268

CLASS C
   Subscriptions                                                      55,763          609,223          272,299        3,013,093
   Issued in connection with merger                                       --               --               --               --
   Distributions reinvested                                           16,139          175,723           16,836          184,976
   Redemptions                                                      (283,774)      (3,096,292)        (497,444)      (5,409,445)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                      (211,872)      (2,311,346)        (208,309)      (2,211,376)

CLASS G
   Subscriptions                                                          --               --               --               --
   Distributions reinvested                                              316            3,445              522            5,739
   Redemptions                                                        (5,037)         (54,863)          (3,940)         (43,229)
                                                               -------------    -------------    -------------    -------------
       Net decrease                                                   (4,721)         (51,418)          (3,418)         (37,490)

CLASS T
   Subscriptions                                                      15,272          165,748           20,552          226,388
   Distributions reinvested                                           62,094          676,185           74,595          819,581
   Redemptions                                                      (652,704)      (7,112,797)        (579,826)      (6,371,001)
                                                               -------------    -------------    -------------    -------------
       Net decrease                                                 (575,338)      (6,270,864)        (484,679)      (5,325,032)

CLASS Z
   Subscriptions                                                   2,410,230       26,279,456          913,296       10,091,725
   Issued in connection with merger                                       --               --               --               --
   Distributions reinvested                                           10,307          112,295            9,315          102,331
   Redemptions                                                    (1,846,777)     (20,089,467)      (2,160,254)     (23,600,270)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                       573,760        6,302,284       (1,237,643)     (13,406,214)




                                                                                    COLUMBIA INTERMEDIATE
                                                                                     MUNICIPAL BOND FUND
                                                               ----------------------------------------------------------------
                                                                       YEAR ENDED                     YEAR ENDED
                                                                   OCTOBER 31, 2005                OCTOBER 31, 2004
                                                               ------------------------------    ------------------------------
                                                                 SHARES          DOLLARS ($)        SHARES         DOLLARS ($)
                                                               -------------    -------------    -------------    -------------
CLASS A
   Subscriptions                                                     187,637        1,971,791          440,726        4,669,482
   Issued in connection with merger                                5,273,728       55,152,889               --               --
   Distributions reinvested                                           62,925          659,156           45,273          482,094
   Redemptions                                                      (763,757)      (8,001,213)        (404,870)      (4,310,296)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                     4,760,533       49,782,623           81,129          841,280

CLASS B
   Subscriptions                                                      19,008          199,369           51,156          546,357
   Issued in connection with merger                                  531,106        5,554,531               --               --
   Distributions reinvested                                            5,821           60,952            4,244           45,181
   Redemptions                                                      (116,236)      (1,211,356)         (96,260)      (1,019,784)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                       439,699        4,603,496          (40,860)        (428,246)

CLASS C
   Subscriptions                                                      42,143          439,559          202,132        2,156,140
   Issued in connection with merger                                  521,950        5,458,996               --               --
   Distributions reinvested                                            5,946           62,316            3,656           38,962
   Redemptions                                                       (46,457)        (485,819)         (65,329)        (684,393)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                       523,582        5,475,052          140,459        1,510,709

CLASS G
   Subscriptions                                                         589            6,201              675            7,200
   Distributions reinvested                                            2,280           23,953            3,774           40,259
   Redemptions                                                       (38,469)        (404,884)        (111,426)      (1,182,697)
                                                               -------------    -------------    -------------    -------------
       Net decrease                                                  (35,600)        (374,730)        (106,977)      (1,135,238)

CLASS T
   Subscriptions                                                      45,398          476,839          105,984        1,124,587
   Distributions reinvested                                           63,603          667,782           63,095          672,318
   Redemptions                                                      (312,940)      (3,294,596)        (572,787)      (6,043,480)
                                                               -------------    -------------    -------------    -------------
       Net decrease                                                 (203,939)      (2,149,975)        (403,708)      (4,246,575)

CLASS Z
   Subscriptions                                                  10,533,063      110,402,873        4,461,478       47,631,372
   Issued in connection with merger                              153,815,745    1,608,968,931               --               --
   Distributions reinvested                                          476,921        5,014,931          356,202        3,797,766
   Redemptions                                                    (9,188,163)     (96,166,764)      (8,709,786)     (92,344,151)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                   155,637,566    1,628,219,971       (3,892,106)     (40,915,013)




                                                                             COLUMBIA MASSACHUSETTS INTERMEDIATE
                                                                                     MUNICIPAL BOND FUND
                                                               ----------------------------------------------------------------
                                                                         YEAR ENDED                        YEAR ENDED
                                                                      OCTOBER 31, 2005                  OCTOBER 31, 2004
                                                               ------------------------------    ------------------------------
                                                                 SHARES          DOLLARS ($)        SHARES         DOLLARS ($)
                                                               -------------    -------------    -------------    -------------
CLASS A
   Subscriptions                                                     145,843        1,558,071          483,750        5,261,246
   Issued in connection with merger                                       --               --               --               --
   Distributions reinvested                                           22,045          235,546           18,986          204,820
   Redemptions                                                      (335,983)      (3,591,660)        (161,943)      (1,734,442)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                      (168,095)      (1,798,043)         340,793        3,731,624

CLASS B
   Subscriptions                                                      13,474          142,700           72,106          780,794
   Issued in connection with merger                                       --               --               --               --
   Distributions reinvested                                            6,635           70,897            6,130           66,172
   Redemptions                                                       (61,796)        (661,163)         (82,719)        (886,876)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                       (41,687)        (447,566)          (4,483)         (39,910)

CLASS C
   Subscriptions                                                      73,875          788,209          193,505        2,098,662
   Issued in connection with merger                                       --               --               --               --
   Distributions reinvested                                           11,667          124,652           10,676          115,289
   Redemptions                                                      (136,325)      (1,457,636)        (203,427)      (2,181,496)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                       (50,783)        (544,775)             754           32,455

CLASS G
   Subscriptions                                                          --               --               --               --
   Distributions reinvested                                            2,839           30,344            3,365           36,385
   Redemptions                                                       (18,910)        (202,225)         (50,903)        (551,047)
                                                               -------------    -------------    -------------    -------------
       Net decrease                                                  (16,071)        (171,881)         (47,538)        (514,662)

CLASS T
   Subscriptions                                                      54,881          587,857          113,107        1,224,453
   Distributions reinvested                                          165,670        1,769,572          181,032        1,955,556
   Redemptions                                                      (936,990)     (10,032,013)      (1,487,454)     (16,051,538)
                                                               -------------    -------------    -------------    -------------
       Net decrease                                                 (716,439)      (7,674,584)      (1,193,315)     (12,871,529)

CLASS Z
   Subscriptions                                                   4,205,433       44,890,580        3,319,776       36,010,018
   Issued in connection with merger                                       --               --               --               --
   Distributions reinvested                                           53,798          577,822           14,921          161,125
   Redemptions                                                    (3,954,696)     (42,296,769)      (7,505,882)     (80,940,864)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                       304,535        3,171,633       (4,171,185)     (44,769,721)


         90-91 Spread | See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY ___________________
                                                  COLUMBIA TAX-EXEMPT BOND FUNDS



                                                                               COLUMBIA NEW JERSEY INTERMEDIATE
                                                                                     MUNICIPAL BOND FUND
                                                               ----------------------------------------------------------------
                                                                         YEAR ENDED                        YEAR ENDED
                                                                      OCTOBER 31, 2005                  OCTOBER 31, 2004
                                                               ------------------------------    ------------------------------
                                                                  SHARES         DOLLARS ($)        SHARES         DOLLARS ($)
                                                               -------------    -------------    -------------    -------------
CLASS A
   Subscriptions                                                      72,288          751,873          238,956        2,523,783
   Distributions reinvested                                           10,498          109,316            8,694           91,280
   Redemptions                                                       (61,910)        (646,593)        (130,860)      (1,360,584)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                        20,876          214,596          116,790        1,254,479

CLASS B
   Subscriptions                                                      14,047          146,015           47,227          497,510
   Distributions reinvested                                            4,368           45,487            3,911           41,091
   Redemptions                                                       (24,321)        (252,888)         (22,033)        (230,095)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                        (5,906)         (61,386)          29,105          308,506

CLASS C
   Subscriptions                                                     134,153        1,402,378          186,423        1,975,228
   Distributions reinvested                                            8,314           86,595            8,495           89,314
   Redemptions                                                      (109,019)      (1,132,738)        (165,202)      (1,728,401)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                        33,448          356,235           29,716          336,141

CLASS G
   Subscriptions                                                          --               --               --               --
   Distributions reinvested                                              179            1,871              181            1,910
   Redemptions                                                        (1,367)         (14,136)          (1,120)         (11,627)
                                                               -------------    -------------    -------------    -------------
       Net decrease                                                   (1,188)         (12,265)            (939)          (9,717)

CLASS T
   Subscriptions                                                       3,122           32,446            4,568           47,546
   Distributions reinvested                                           21,645          225,400           21,490          225,826
   Redemptions                                                       (71,289)        (740,566)         (83,658)        (882,457)
                                                               -------------    -------------    -------------    -------------
       Net decrease                                                  (46,522)        (482,720)         (57,600)        (609,085)

CLASS Z
   Subscriptions                                                   1,303,085       13,600,454          971,469       10,255,487
   Distributions reinvested                                           13,436          140,015           13,438          141,245
   Redemptions                                                    (1,944,976)     (20,250,186)      (1,738,592)     (18,122,547)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                      (628,455)      (6,509,717)        (753,685)      (7,725,815)




                                                                                COLUMBIA NEW YORK INTERMEDIATE
                                                                                     MUNICIPAL BOND FUND
                                                               ----------------------------------------------------------------
                                                                         YEAR ENDED                        YEAR ENDED
                                                                      OCTOBER 31, 2005                  OCTOBER 31, 2004
                                                               ------------------------------    ------------------------------
                                                                  SHARES         DOLLARS ($)        SHARES         DOLLARS ($)
                                                               -------------    -------------    -------------    -------------
CLASS A
   Subscriptions                                                      49,255          582,264          316,426        3,779,449
   Distributions reinvested                                            9,937          117,434           16,364          194,333
   Redemptions                                                      (300,316)      (3,531,044)        (597,453)      (7,122,634)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                      (241,124)      (2,831,346)        (264,663)      (3,148,852)

CLASS B
   Subscriptions                                                      83,811          989,719          198,417        2,338,024
   Distributions reinvested                                            4,513           53,303            4,418           52,541
   Redemptions                                                      (138,103)      (1,628,685)         (85,798)      (1,008,751)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                       (49,779)        (585,663)         117,037        1,381,814

CLASS C
   Subscriptions                                                     123,184        1,455,184          136,061        1,620,163
   Distributions reinvested                                            4,210           49,721            5,062           60,179
   Redemptions                                                       (71,025)        (843,903)        (139,016)      (1,629,044)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                        56,369          661,002            2,107           51,298

CLASS G
   Subscriptions                                                         186            2,200              143            1,700
   Distributions reinvested                                              386            4,558              664            7,897
   Redemptions                                                       (11,669)        (137,740)         (12,919)        (152,463)
                                                               -------------    -------------    -------------    -------------
       Net decrease                                                  (11,097)        (130,982)         (12,112)        (142,866)

CLASS T
   Subscriptions                                                      26,879          317,969           27,018          322,073
   Distributions reinvested                                           45,269          534,607           49,129          584,517
   Redemptions                                                      (329,228)      (3,882,144)        (327,684)      (3,870,808)
                                                               -------------    -------------    -------------    -------------
       Net decrease                                                 (257,080)      (3,029,568)        (251,537)      (2,964,218)

CLASS Z
   Subscriptions                                                   2,482,452       29,334,825        1,860,543       22,202,442
   Distributions reinvested                                           10,736          127,028           13,166          157,031
   Redemptions                                                    (1,057,954)     (12,489,537)      (1,392,154)     (16,581,786)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                     1,435,234       16,972,316          481,555        5,777,687




                                                                              COLUMBIA RHODE ISLAND INTERMEDIATE
                                                                                     MUNICIPAL BOND FUND
                                                               ----------------------------------------------------------------
                                                                         YEAR ENDED                        YEAR ENDED
                                                                      OCTOBER 31, 2005                  OCTOBER 31, 2004
                                                               ------------------------------    ------------------------------
                                                                  SHARES         DOLLARS ($)        SHARES         DOLLARS ($)
                                                               -------------    -------------    -------------    -------------
CLASS A
   Subscriptions                                                      70,164          798,309           38,102          441,474
   Distributions reinvested                                            3,600           40,937            2,030           23,300
   Redemptions                                                       (10,898)        (124,210)          (6,899)         (77,747)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                        62,866          715,036           33,233          387,027

CLASS B
   Subscriptions                                                      11,011          126,248           29,362          337,320
   Distributions reinvested                                            1,914           21,785            1,676           19,244
   Redemptions                                                       (17,687)        (202,130)         (13,920)        (159,527)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                        (4,762)         (54,097)          17,118          197,037

CLASS C
   Subscriptions                                                       5,019           57,074           20,645          236,665
   Distributions reinvested                                            2,518           28,667            2,379           27,319
   Redemptions                                                       (21,658)        (246,314)         (53,131)        (617,199)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                       (14,121)        (160,573)         (30,107)        (353,215)

CLASS G
   Subscriptions                                                          --               --               --               --
   Distributions reinvested                                              755            8,602              822            9,439
   Redemptions                                                       (11,159)        (126,107)          (7,588)         (88,417)
                                                               -------------    -------------    -------------    -------------
       Net decrease                                                  (10,404)        (117,505)          (6,766)         (78,978)

CLASS T
   Subscriptions                                                      11,037          126,009           24,780          286,360
   Distributions reinvested                                           36,181          411,751           38,167          438,430
   Redemptions                                                      (205,374)      (2,338,728)      (2,389,657)     (27,908,761)
                                                               -------------    -------------    -------------    -------------
       Net decrease                                                 (158,156)      (1,800,968)      (2,326,710)     (27,183,971)

CLASS Z
   Subscriptions                                                     941,543       10,720,685        3,002,471       34,950,599
   Distributions reinvested                                           13,066          149,172            4,567           52,417
   Redemptions                                                    (1,115,188)     (12,700,192)      (2,237,138)     (25,666,733)
                                                               -------------    -------------    -------------    -------------
       Net increase (decrease)                                      (160,579)      (1,830,335)         769,900        9,336,283


         92-93 Spread | See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS __________________________________________________
OCTOBER 31, 2005                                  COLUMBIA TAX-EXEMPT BOND FUNDS

NOTE 1. ORGANIZATION

Columbia Funds Trust V and Columbia Funds Series Trust I (collectively, the "Trusts") are each a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Information presented in these financial statements pertains to the following Funds (individually referred to as a "Fund", collectively referred to as the "Funds"):

   Columbia Connecticut Intermediate Municipal
       Bond Fund ("Connecticut")
   Columbia Intermediate Municipal
       Bond Fund ("Intermediate Municipal") (formerly Columbia
       Intermediate Tax-Exempt Bond Fund)
   Columbia Massachusetts Intermediate Municipal
       Bond Fund ("Massachusetts")
   Columbia New Jersey Intermediate Municipal
       Bond Fund ("New Jersey")
   Columbia New York Intermediate Municipal
       Bond Fund ("New York")
   Columbia Rhode Island Intermediate Municipal
       Bond Fund ("Rhode Island")

Each of the Funds except for Intermediate Municipal is non-diversified and is a series of Columbia Funds Trust V. On September 23, 2005, the Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund, Nations Tennessee Intermediate Municipal Bond Fund and Columbia Pennsylvania Intermediate Municipal Bond Fund merged into the Columbia Intermediate Tax-Exempt Bond Fund, which is a diversified portfolio. The newly combined Fund was then renamed Columbia Intermediate Municipal Bond Fund and was then reorganized as a series of Columbia Funds Series Trust I. Prior to September 23, 2005, Columbia Intermediate Municipal Bond Fund was a series of Columbia Funds Trust V.

INVESTMENT GOAL

Each Fund, with the exception of Intermediate Municipal, seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from the personal income tax of its state, as is consistent with relative stability of principal. Intermediate Municipal seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

FUND SHARES

The Funds may issue an unlimited number of shares and each offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z. Each share class has its own sales charge and expense structure.

Class A shares and Class T shares are subject to a maximum front-end sales charge of 3.25% and 4.75%, respectively, based on the amount of initial investment. Prior to August 22, 2005, Class A shares were subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B and Class G shares purchases of less than $50,000 are subject to a maximum CDSC of 3.00% and 5.00%, respectively, based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase and Class G shares will convert to Class T shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Funds' Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate,

________________________________________________________________________________
OCTOBER 31, 2005                                  COLUMBIA TAX-EXEMPT BOND FUNDS

maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Funds may invest in municipal and U.S. Treasury futures contracts. The Funds will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Funds and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Funds' Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, each Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable receivable and offset in unrealized gains or losses. Each Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Funds recognize a realized gain or loss when the contract is closed or expires.

DELAYED DELIVERY SECURITIES

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices. The Funds identify cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Funds on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

________________________________________________________________________________
OCTOBER 31, 2005                                  COLUMBIA TAX-EXEMPT BOND FUNDS

FEDERAL INCOME TAX STATUS

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2005, permanent book and tax basis differences resulting primarily from differing treatments for market discount reclassifications, amortization/accretion adjustments on debt securities and non-deductible merger fees were identified and reclassified among the components of the Funds' net assets as follows:

                            Undistributed       Accumulated
                            Net Investment      Net Realized
                            Income (Loss)       Gain (Loss)      Paid-In Capital
--------------------------------------------------------------------------------
Connecticut                  $     1,699        $       --         $    (1,699)
--------------------------------------------------------------------------------
Intermediate Municipal           819,046          (943,470)            124,424
--------------------------------------------------------------------------------
Massachusetts                    (18,054)           18,054                  --
--------------------------------------------------------------------------------
New Jersey                       (25,721)           25,721                  --
--------------------------------------------------------------------------------
New York                            (218)              218                  --
--------------------------------------------------------------------------------
Rhode Island                        (106)              106                  --

Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 was as follows:

                                              October 31, 2005
--------------------------------------------------------------------------------
                              Tax-Exempt         Ordinary            Long-Term
                                Income           Income *          Capital Gains
--------------------------------------------------------------------------------
Connecticut                  $ 6,663,464        $       --         $        --
--------------------------------------------------------------------------------
Intermediate Municipal        25,992,355            25,737           3,526,596
--------------------------------------------------------------------------------
Massachusetts                 11,747,461            16,404           1,053,045
--------------------------------------------------------------------------------
New Jersey                     2,819,071             1,763             323,667
--------------------------------------------------------------------------------
New York                       4,435,426                --             132,455
--------------------------------------------------------------------------------
Rhode Island                   4,567,111                --             161,337

________________________________________________________________________________
OCTOBER 31, 2005                                  COLUMBIA TAX-EXEMPT BOND FUNDS

                                              October 31, 2004
--------------------------------------------------------------------------------
                             Tax-Exempt          Ordinary            Long-Term
                               Income            Income *          Capital Gains
--------------------------------------------------------------------------------
Connecticut                  $ 6,880,363        $   15,483         $        --
--------------------------------------------------------------------------------
Intermediate Municipal        20,826,383            22,007             450,074
--------------------------------------------------------------------------------
Massachusetts                 13,090,505                --                  --
--------------------------------------------------------------------------------
New Jersey                     2,918,302                --             267,835
--------------------------------------------------------------------------------
New York                       3,995,274                --             239,318
--------------------------------------------------------------------------------
Rhode Island                   4,651,332             1,532                  --

      * For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:



                             Undistributed      Undistributed  Undistributed    Net Unrealized
                               Tax-Exempt         Ordinary       Long-term       Appreciation
                                 Income            Income      Capital Gains    (Depreciation)*
-----------------------------------------------------------------------------------------------
Connecticut                  $   551,341        $         --    $        --     $    4,851,959
-----------------------------------------------------------------------------------------------
Intermediate Municipal         7,476,742             186,459      2,794,642         57,387,509
-----------------------------------------------------------------------------------------------
Massachusetts                    822,223                  --      2,423,578          7,828,223
-----------------------------------------------------------------------------------------------
New Jersey                       200,507               6,046        459,148          2,268,765
-----------------------------------------------------------------------------------------------
New York                         347,929              19,119         68,333          4,798,841
-----------------------------------------------------------------------------------------------
Rhode Island                     339,073              15,493        285,500          4,637,560


      * The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to wash sales, discount accretion/premium on debt securities, current year income distribution payables, non-deductible deferred trustees fees and straddle deferrals.

Unrealized appreciation and depreciation at October 31, 2005, based on cost of investments for federal income tax purposes, was:

                                                                  Net Unrealized
                              Unrealized         Unrealized        Appreciation
                             Appreciation       Depreciation      (Depreciation)
--------------------------------------------------------------------------------
Connecticut                  $ 5,781,028      $   (929,069)        $ 4,851,959
--------------------------------------------------------------------------------
Intermediate Municipal        67,685,884       (10,298,375)         57,387,509
--------------------------------------------------------------------------------
Massachusetts                  9,569,979        (1,741,756)          7,828,223
--------------------------------------------------------------------------------
New Jersey                     2,510,996          (242,231)          2,268,765
--------------------------------------------------------------------------------
New York                       5,343,690          (544,849)          4,798,841
--------------------------------------------------------------------------------
Rhode Island                   4,976,213          (338,653)          4,637,560

The following capital loss carryforwards, determined as of October 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                                                   Intermediate
Year of Expiration                            Connecticut           Municipal
--------------------------------------------------------------------------------
 2007                                         $         --         $   734,446
--------------------------------------------------------------------------------
 2008                                              326,588             186,147
--------------------------------------------------------------------------------
   Total                                      $    326,588         $   920,593

________________________________________________________________________________
OCTOBER 31, 2005                                  COLUMBIA TAX-EXEMPT BOND FUNDS

The following capital loss carryforwards were utilized or lost during the year ended October 31, 2005:

Connecticut                          $   147,743
---------------------------------------------------
Intermediate Municipal                    92,387
---------------------------------------------------
Massachusetts                            110,536
---------------------------------------------------
New Jersey                                    --
---------------------------------------------------
New York                                      --
---------------------------------------------------
Rhode Island                                  --
---------------------------------------------------

The capital loss carryforwards attributable to Intermediate Municipal remain from the Fund's merger with the Columbia Pennsylvania Intermediate Municipal Bond Fund (see Note 9). The availability of a portion of these capital loss carryforwards may be limited in a given year.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds. Prior to September 30, 2005, Columbia Management Advisors, Inc. was the investment advisor to the Funds under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc. merged into Banc of America Capital Management, LLC. At that time, the investment advisor was then renamed Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on each Fund's average daily net assets as follows:

   Average Daily Net Assets         Annual Fee Rate
---------------------------------------------------
First $500 million                        0.48%
---------------------------------------------------
$500 million to $1 billion                0.43%
---------------------------------------------------
$1 billion to $1.5 billion                0.40%
---------------------------------------------------
$1.5 billion to $3 billion                0.37%
---------------------------------------------------
$3 billion to $6 billion                  0.36%
---------------------------------------------------
Over $6 billion                           0.35%

For the year ended October 31, 2005, the Fund's effective investment advisory fee rates for the Funds were as follows:

Connecticut                               0.48%
---------------------------------------------------
Intermediate Municipal                    0.46%
---------------------------------------------------
Massachusetts                             0.48%
---------------------------------------------------
New Jersey                                0.48%
---------------------------------------------------
New York                                  0.48%
---------------------------------------------------
Rhode Island                              0.48%

ADMINISTRATION FEE

Columbia provides administrative and other services to the Funds for a monthly administration fee at the annual rate of 0.067% of each Fund's average daily net assets.

PRICING & BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives an annual fee based on the average daily net assets of each Fund as follows:

  Average Daily Net Assets          Annual Fee Rate
---------------------------------------------------
First $50 million                     $  25,000
---------------------------------------------------
$50 million to $200 million           $  35,000
---------------------------------------------------
$200 million to $500 million          $  50,000
---------------------------------------------------
$500 million to $1 billion            $  85,000
---------------------------------------------------
Over $1 billion                       $ 125,000

An additional flat rate fee of $10,000 is charged to each Fund due to its multiple class structure. The Funds also pay additional fees for pricing services based on the number of securities held by each Fund.

For the year ended October 31, 2005, the effective pricing and bookkeeping fee rate for the Funds, inclusive of out-of-pocket expenses, were as follows:

Connecticut                              0.030%
---------------------------------------------------
Intermediate Municipal                   0.018%
---------------------------------------------------
Massachusetts                            0.025%
---------------------------------------------------
New Jersey                               0.068%
---------------------------------------------------
New York                                 0.040%
---------------------------------------------------
Rhode Island                             0.044%

TRANSFER AGENT FEE

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and a wholly owned subsidiary of BOA, provides shareholder services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. On August 22, 2005, Columbia Funds Services, Inc. was renamed Columbia Management Services, Inc. For such services, the Transfer Agent receives a fee from each Fund, paid

________________________________________________________________________________
OCTOBER 31, 2005                                  COLUMBIA TAX-EXEMPT BOND FUNDS

monthly, at the annual rate of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period from November 1, 2004 through October 31, 2005, the Transfer Agent has voluntarily agreed to waive a portion of its transfer agent fee for Intermediate Municipal, New Jersey and the New York. This arrangement will be discontinued by the Transfer Agent effective November 1, 2005. In addition, for the period from September 1, 2005 through October 31, 2005, the Transfer Agent has voluntarily agreed to waive a portion of its fees for all Funds to reflect reduced contractual fees that will be charged to the Funds effective November 1, 2005. For the year ended October 31, 2005, the Transfer Agent waived fees as follows:

Connecticut                          $       798
---------------------------------------------------
Intermediate Municipal                     5,290
---------------------------------------------------
Massachusetts                              3,897
---------------------------------------------------
New Jersey                                 1,264
---------------------------------------------------
New York                                   2,102
---------------------------------------------------
Rhode Island                                 732

For the year ended October 31, 2005, the effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses and net of fee waivers, were as follows:

Connecticut                                0.03%
---------------------------------------------------
Intermediate Municipal                     0.02%
---------------------------------------------------
Massachusetts                              0.03%
---------------------------------------------------
New Jersey                                 0.03%
---------------------------------------------------
New York                                   0.03%
---------------------------------------------------
Rhode Island                               0.02%

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly owned subsidiary of BOA, is the principal underwriter of the Funds. On August 22, 2005, Columbia Funds Distributor, Inc. was renamed Columbia Management Distributors, Inc. For the year ended October 31, 2005, the Distributor has retained net underwriting discounts and net CDSC fees as follows:



                             FRONT-END
                           SALES CHARGE                                       CDSC
---------------------------------------------------------------------------------------------------------
                         CLASS A   CLASS T               CLASS A   CLASS B   CLASS C   CLASS G   CLASS T
---------------------------------------------------------------------------------------------------------
Connecticut              $ 2,499   $   109               $    --   $20,029   $    68   $   152   $    --
---------------------------------------------------------------------------------------------------------
Intermediate Municipal     3,237        63                    --     4,334         7       491        --
---------------------------------------------------------------------------------------------------------
Massachusetts              2,000       133                    --    17,509       168     2,142        --
---------------------------------------------------------------------------------------------------------
New Jersey                 1,712        94                    --     4,833       618        --        --
---------------------------------------------------------------------------------------------------------
New York                   1,509         4                 3,088    12,788        38       491        --
---------------------------------------------------------------------------------------------------------
Rhode Island               1,920       152                    --     7,284       264     3,460        --


The Funds have adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service and distribution fee to the Distributor based on the average daily net assets of each Fund at the following annual rates:



                                  DISTRIBUTION FEE                               SERVICE
---------------------------------------------------------------------------------------------------------
                           CLASS B   CLASS C 1  CLASS G 2        CLASS A   CLASS B   CLASS C   CLASS G 2
---------------------------------------------------------------------------------------------------------
Connecticut                 0.75%     0.75%       0.65%           0.25%     0.25%     0.25%       0.50%
---------------------------------------------------------------------------------------------------------
Intermediate Municipal      0.65%     0.65% 3     0.65%           0.20%     0.20%     0.20%       0.50%
---------------------------------------------------------------------------------------------------------
Massachusetts               0.75%     0.75%       0.65%           0.25%     0.25%     0.25%       0.50%
---------------------------------------------------------------------------------------------------------
New Jersey                  0.75%     0.75%       0.65%           0.25%     0.25%     0.25%       0.50%
---------------------------------------------------------------------------------------------------------
New York                    0.75%     0.75%       0.65%           0.25%     0.25%     0.25%       0.50%
---------------------------------------------------------------------------------------------------------
Rhode Island                0.75%     0.75%       0.65%           0.25%     0.25%     0.25%       0.50%


1 With the exception of Intermediate Municipal, the Distributor has voluntarily limited a portion of Class C shares distribution fees so that the combined distribution and service fees will not exceed 0.65% annually of average net assets.

2 Under the Plan, the Funds do not intend to pay more than a total of 0.80% annually for Class G shares. Of the 0.50% service fee for Class G shares, 0.25% relates to shareholder liaison fees and 0.25% relates to administrative support fees.

3 The Distributor has voluntarily limited a portion of Intermediate Municipal's Class C shares distribution fees so that the combined distribution and service fees will not exceed 0.40% annually of average net assets.

________________________________________________________________________________
OCTOBER 31, 2005                                  COLUMBIA TAX-EXEMPT BOND FUNDS

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

SHAREHOLDER SERVICES FEE

Each Fund has adopted shareholder services plans that permit them to pay for certain services provided to Class T and Class Z shareholders by their financial advisors. Currently, the service plan has not been implemented with respect to the Funds' Class Z shares. The annual service fee may equal up to 0.50% annually for Class T shares, but will not exceed each Fund's net investment income attributable to Class T shares. Connecticut, Intermediate Municipal, Massachusetts, New Jersey and New York do not intend to pay more than 0.15% annually for Class T shareholder services fees. No fees were charged under the Class T service plan with respect to Rhode Island.

EXPENSE LIMITS AND FEE WAIVERS

Effective September 26, 2005, Columbia has contractually agreed to waive fees and reimburse certain expenses to the extent that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.50% annually of the average daily net assets for Intermediate Municipal.

CUSTODY CREDITS

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

With the exception of one officer, all officers of the Funds are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. Each Fund's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

OTHER

Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. For the year ended October 31, 2005, the Funds paid fees to Columbia for such services as follows:

Connecticut                              $    1,690
--------------------------------------------------------
Intermediate Municipal                        2,011
--------------------------------------------------------
Massachusetts                                 1,828
--------------------------------------------------------
New Jersey                                    1,582
--------------------------------------------------------
New York                                      1,625
--------------------------------------------------------
Rhode Island                                  1,625

These amounts are included in "Other expenses" on the Statements of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the year ended October 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

                              Purchases            Sales
--------------------------------------------------------------
Connecticut                 $ 18,801,285        $ 17,154,535
--------------------------------------------------------------
Intermediate Municipal       156,381,585         135,648,816
--------------------------------------------------------------
Massachusetts                 48,355,535          56,331,427
--------------------------------------------------------------
New Jersey                    10,778,313          16,395,996
--------------------------------------------------------------
New York                      14,741,756           5,042,490
--------------------------------------------------------------
Rhode Island                  14,211,344          15,790,279

NOTE 6. LINE OF CREDIT

The Funds and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statements of Operations. For the year ended October 31, 2005, the Funds did not borrow under this arrangement.

NOTE 7. SHARES OF BENEFICIAL INTEREST

As of October 31, 2005, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the

________________________________________________________________________________
OCTOBER 31, 2005                                  COLUMBIA TAX-EXEMPT BOND FUNDS

operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

                              Number of           % of Shares
                             Shareholders       Outstanding Held
--------------------------------------------------------------------
Connecticut                       1                   69.1
--------------------------------------------------------------------
Intermediate Municipal            1                   90.1
--------------------------------------------------------------------
Massachusetts                     1                   75.0
--------------------------------------------------------------------
New Jersey                        1                   73.6
--------------------------------------------------------------------
New York                          1                   77.0
--------------------------------------------------------------------
Rhode Island                      1                   84.0

NOTE 8. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK

The Funds hold investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Funds' insurers is rated AAA by Moody's Investor Services Inc. At October 31, 2005, investments supported by private insurers that represent greater than 5% of the total investments of the Funds were as follows:

Connecticut                                 % of Total
Insurer                                     Investments
----------------------------------------------------------
MBIA Insurance Corp.                            27.2
----------------------------------------------------------
Financial Guaranty Insurance Corp.              15.9
----------------------------------------------------------
Ambac Assurance Corp.                           11.3
----------------------------------------------------------
Financial Security Assurance, Inc.               8.2

Massachusetts                               % of Total
Insurer                                     Investments
----------------------------------------------------------
MBIA Insurance Corp.                            28.9
----------------------------------------------------------
Ambac Assurance Corp.                            9.5
----------------------------------------------------------
Financial Guaranty Insurance Co.                 6.3

New York                                      % of Total
Insurer                                      Investments
----------------------------------------------------------
MBIA Insurance Corp.                            18.5
----------------------------------------------------------
Financial Guaranty Insurance Corp.              11.5
----------------------------------------------------------
Ambac Assurance Corp.                            9.6

Intermediate Municipal                        % of Total
Insurer                                      Investments
----------------------------------------------------------
MBIA Insurance Corp.                            19.6
----------------------------------------------------------
Financial Guaranty Insurance Corp.              13.9
----------------------------------------------------------
Ambac Assurance Corp.                           10.5
----------------------------------------------------------
Financial Security Assurance, Inc.               9.4

New Jersey                                    % of Total
Insurer                                      Investments
----------------------------------------------------------
Ambac Assurance Corp.                           18.9
----------------------------------------------------------
Financial Guaranty Insurance Corp.              16.4
----------------------------------------------------------
Financial Security Assurance, Inc.              13.6
----------------------------------------------------------
MBIA Insurance Corp.                            12.9

Rhode Island                                  % of Total
Insurer                                      Investments
----------------------------------------------------------
Financial Security Assurance, Inc.              25.1
----------------------------------------------------------
MBIA Insurance Corp.                            23.0
----------------------------------------------------------
Ambac Assurance Corp.                           15.7
----------------------------------------------------------
Financial Guaranty Insurance Corp.              12.2
----------------------------------------------------------
XL Capital Assurance, Inc.                       6.9

________________________________________________________________________________
OCTOBER 31, 2005                                  COLUMBIA TAX-EXEMPT BOND FUNDS


GEOGRAPHIC CONCENTRATION

Connecticut, Intermediate Municipal Bond, Massachusetts, New Jersey, New York and Rhode Island have greater than 5% of their total investments at October 31, 2005 invested in debt obligations issued by each state and their political subdivisions, agencies and public authorities. The Funds are more susceptible to economic and political factors adversely affecting issuers of each state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

ISSUER FOCUS

As a non-diversified fund, Connecticut, Massachusetts, New Jersey, New York and Rhode Island may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Funds may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc. (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Funds or its shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

________________________________________________________________________________
OCTOBER 31, 2005                                  COLUMBIA TAX-EXEMPT BOND FUNDS

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleged that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs alleged that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions. Plaintiffs filed a notice of voluntary dismissal of the lawsuit as to all defendants and all claims, without prejudice, which was so-ordered by the judge on or about November 9, 2005.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed.

For the year ended October 31, 2005, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

Connecticut                              $     3,429
------------------------------------------------------
Intermediate Municipal                        10,215
------------------------------------------------------
Massachusetts                                  5,930
------------------------------------------------------
New Jersey                                     1,476
------------------------------------------------------
New York                                       2,335
------------------------------------------------------
Rhode Island                                   2,238

NOTE 9. BUSINESS COMBINATIONS AND MERGERS

On September 23, 2005, the Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund, Nations Tennessee Intermediate Municipal Bond Fund and Columbia Pennsylvania Intermediate Municipal Bond Fund (collectively, the

________________________________________________________________________________
OCTOBER 31, 2005                                  COLUMBIA TAX-EXEMPT BOND FUNDS

 "Target Funds") merged into the Columbia Intermediate Tax-Exempt Bond Fund. The Columbia Intermediate Tax-Exempt Bond Fund received a tax-free transfer of assets from Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund, Nations Tennessee Intermediate Municipal Bond Fund and Columbia Pennsylvania Intermediate Municipal Bond Fund as follows:



----------------------------------------------------------------------------------------------------------------
                                                             SHARES             NET ASSETS          UNREALIZED
                                                             ISSUED              RECEIVED         APPRECIATION 1
----------------------------------------------------------------------------------------------------------------
Nations Intermediate Municipal Bond Fund                    148,191,884       $1,550,152,258      $   52,731,995
----------------------------------------------------------------------------------------------------------------
Nations Kansas Municipal Income Fund                          4,795,555           50,157,495           1,643,288
----------------------------------------------------------------------------------------------------------------
Nations Tennessee Intermediate Municipal Bond Fund            4,982,951           52,102,387           2,287,184
----------------------------------------------------------------------------------------------------------------
Columbia Pennsylvania Intermediate Municipal Bond Fund        2,172,139           22,723,207           1,012,718


                                                          NET ASSETS OF                           NET ASSETS OF
                                                            COLUMBIA            NET ASSETS           COLUMBIA
                                                          INTERMEDIATE            OF THE           INTERMEDIATE
                                                           TAX-EXEMPT          TARGET FUNDS         TAX-EXEMPT
                                                            BOND FUND          IMMEDIATELY          BOND FUND
                                                            PRIOR TO             PRIOR TO             AFTER
                                                           COMBINATION         COMBINATION         COMBINATION
----------------------------------------------------------------------------------------------------------------
                                                          $ 532,529,765       $1,675,135,347      $2,207,665,112


      1   Unrealized appreciation is included in the respective Net Assets
          Received.

The Columbia Intermediate Tax-Exempt Bond Fund was then renamed the Columbia Intermediate Municipal Bond Fund.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                         YEAR ENDED OCTOBER 31,               PERIOD ENDED
                                                    ---------------------------------         OCTOBER 31,
CLASS A SHARES                                          2005                 2004             2003 (a)(b)
                                                    ------------         ------------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      11.04         $      10.99         $      10.98
                                                    ------------         ------------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                   0.37                 0.34                 0.36(d)
Net realized and unrealized gain (loss) on
  investments and futures contracts                        (0.35)                0.07                   --(e)
                                                    ------------         ------------         ------------
Total from investment operations                            0.02                 0.41                 0.36
                                                    ------------         ------------         ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.37)               (0.36)               (0.35)
                                                    ------------         ------------         ------------
NET ASSET VALUE, END OF PERIOD                      $      10.69         $      11.04         $      10.99
Total return (f)                                            0.15%(g)             3.76%                3.32%(g)(h)
                                                    ------------         ------------         ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                                                0.94%                1.05%                1.01%(j)
Net investment income (i)                                   3.38%                3.13%                3.29%(j)
Waiver/reimbursement                                          --%(k)               --                 0.20%(j)
Portfolio turnover rate                                        9%                  16%                  15%
Net assets, end of period (000's)                   $     10,701         $     13,173         $     11,186
                                                    ------------         ------------         ------------


(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.34.

(e)   Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                         YEAR ENDED OCTOBER 31,               PERIOD ENDED
                                                    ---------------------------------         OCTOBER 31,
CLASS B SHARES                                          2005                 2004             2003 (a)(b)
                                                    ------------         ------------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      11.04         $      10.99         $      10.98
                                                    ------------         ------------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                   0.29                 0.26                 0.28(d)
Net realized and unrealized gain (loss) on
  investments and futures contracts                        (0.35)                0.06                   --(e)
                                                    ------------         ------------         ------------
Total from investment operations                           (0.06)                0.32                 0.28
                                                    ------------         ------------         ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.29)               (0.27)               (0.27)
                                                    ------------         ------------         ------------
NET ASSET VALUE, END OF PERIOD                      $      10.69         $      11.04         $      10.99
Total return (f)                                           (0.60)%(g)            2.99%                2.57%(g)(h)
                                                    ------------         ------------         ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                                                1.69%                1.80%                1.77%(j)
Net investment income (i)                                   2.63%                2.38%                2.54%(j)
Waiver/reimbursement                                          --%(k)               --                 0.20%(j)
Portfolio turnover rate                                        9%                  16%                  15%
Net assets, end of period (000's)                   $      5,039         $      6,036         $      5,368
                                                    ------------         ------------         ------------


(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.26.

(e)   Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                         YEAR ENDED OCTOBER 31,               PERIOD ENDED
                                                    ---------------------------------         OCTOBER 31,
CLASS C SHARES                                          2005                 2004             2003 (a)(b)
                                                    ------------         ------------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      11.04         $      10.99         $      10.98
                                                    ------------         ------------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                   0.32                 0.30                 0.32(d)
Net realized and unrealized gain (loss) on
  investments and futures contracts                        (0.35)                0.06                   --(e)
                                                    ------------         ------------         ------------
Total from investment operations                           (0.03)                0.36                 0.32
                                                    ------------         ------------         ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.32)               (0.31)               (0.31)
                                                    ------------         ------------         ------------
NET ASSET VALUE, END OF PERIOD                      $      10.69         $      11.04         $      10.99
Total return (f)(g)                                        (0.25)%               3.35%                2.93%(h)
                                                    ------------         ------------         ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                                                1.34%                1.45%                1.41%(j)
Net investment income (i)                                   2.98%                2.73%                2.91%(j)
Waiver/reimbursement                                        0.35%                0.35%                0.55%(j)
Portfolio turnover rate                                        9%                  16%                  15%
Net assets, end of period (000's)                   $      8,780         $     11,408         $     13,638
                                                    ------------         ------------         ------------


(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.26.

(e)   Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                                                                    PERIOD
                                                                       YEAR ENDED OCTOBER 31,                       ENDED
                                                         ---------------------------------------------------       OCTOBER
                                                                                       2003                        31, 2001
CLASS G SHARES                                             2005          2004         (a)(b)          2002           (c)
                                                         --------      --------      --------       --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  11.04      $  10.99      $  10.98       $  10.92       $  10.69
                                                         --------      --------      --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.31(d)       0.28(d)       0.32(d)(e)     0.34(d)(f)     0.23(e)
Net realized and unrealized gain (loss) on investments
  and futures contracts                                     (0.35)         0.07            --(g)        0.06(f)        0.23
                                                         --------      --------      --------       --------       --------
Total from investment operations                            (0.04)         0.35          0.32           0.40           0.46
                                                         --------      --------      --------       --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.31)        (0.30)        (0.31)         (0.34)         (0.23)
                                                         --------      --------      --------       --------       --------
NET ASSET VALUE, END OF PERIOD                           $  10.69      $  11.04      $  10.99       $  10.98       $  10.92
Total return (h)                                            (0.40)%(i)     3.20%         2.92%(i)       3.79%(i)       4.33%(i)(j)
                                                         --------      --------      --------       --------       --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (k)                                                 1.49%         1.60%         1.63%          1.56%          1.69%(l)
Net investment income (k)                                    2.83%         2.58%         2.90%          3.21%(f)       3.21%(l)
Waiver/reimbursement                                           --%(m)        --          0.20%          0.21%          0.19%(l)
Portfolio turnover rate                                         9%           16%           15%             3%            36%(j)
Net assets, end of period (000's)                        $    249      $    310      $    345       $    138       $     46
                                                         --------      --------      --------       --------       --------


(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Connecticut Intermediate Municipal Bond Fund, Retail B shares were redesignated Liberty Connecticut Intermediate Municipal Bond Fund, Class G shares.

(c) The Galaxy Connecticut Intermediate Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.30(d), $0.32 and $0.22, respectively.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g)   Rounds to less than $0.01 per share.

(h) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(i) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)   Not annualized.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l)   Annualized.

(m)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                               YEAR ENDED OCTOBER 31,
                                                         ------------------------------------------------------------------
                                                                                       2003
CLASS T SHARES                                             2005          2004         (a)(b)          2002           2001
                                                         --------      --------      --------       --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  11.04      $  10.99      $  10.98       $  10.92       $  10.41
                                                         --------      --------      --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.38(c)       0.36(c)       0.40(c)(d)     0.42(d)(e)     0.43(d)
Net realized and unrealized gain (loss) on investments
  and futures contracts                                     (0.35)         0.06            --(f)        0.06(e)        0.50
                                                         --------      --------      --------       --------       --------
Total from investment operations                             0.03          0.42          0.40           0.48           0.93
                                                         --------      --------      --------       --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.38)        (0.37)        (0.39)         (0.42)         (0.42)
                                                         --------      --------      --------       --------       --------
NET ASSET VALUE, END OF PERIOD                           $  10.69      $  11.04      $  10.99       $  10.98       $  10.92
Total return (g)                                             0.25%(h)      3.87%         3.64%(h)       4.51%(h)       9.10%(h)
                                                         --------      --------      --------       --------       --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                                                 0.84%         0.95%         0.92%          0.87%          0.93%
Net investment income (i)                                    3.48%         3.23%         3.61%          3.90%(e)       3.97%
Waiver/reimbursement                                           --%(j)        --          0.20%          0.21%          0.19%
Portfolio turnover rate                                         9%           16%           15%             3%            36%
Net assets, end of period (000's)                        $ 25,418      $ 32,609      $ 37,766       $ 22,027       $ 27,691
                                                         --------      --------      --------       --------       --------


(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Connecticut Intermediate Municipal Bond Fund, Retail A shares were redesignated Liberty Connecticut Intermediate Bond Fund, Class T shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $ 0.38(c), $0.39 and $0.41,
      respectively.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f)   Rounds to less than $0.01 per share.

(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                           COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                               YEAR ENDED OCTOBER 31,
                                                         ------------------------------------------------------------------
                                                                                       2003
CLASS Z SHARES                                             2005          2004         (a)(b)          2002           2001
                                                         --------      --------      --------       --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  11.04      $  10.99      $  10.98       $  10.92       $  10.41
                                                         --------      --------      --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.39(c)       0.37(c)       0.41(c)(d)     0.44(d)(e)     0.44(d)
Net realized and unrealized gain (loss) on investments
  and futures contracts                                     (0.35)         0.06            --(f)        0.06(e)        0.51
                                                         --------      --------      --------       --------       --------
Total from investment operations                             0.04          0.43          0.41           0.50           0.95
                                                         --------      --------      --------       --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.39)        (0.38)        (0.40)         (0.44)         (0.44)
                                                         --------      --------      --------       --------       --------
NET ASSET VALUE, END OF PERIOD                           $  10.69      $  11.04      $  10.99       $  10.98       $  10.92
Total return (g)                                             0.40%(h)      4.02%         3.82%(h)       4.67%(h)       9.32%(h)
                                                         --------      --------      --------       --------       --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                                                 0.69%         0.80%         0.75%          0.72%          0.76%
Net investment income (i)                                    3.63%         3.38%         3.78%          4.05%(e)       4.14%
Waiver/reimbursement                                           --%(j)        --          0.20%          0.20%          0.17%
Portfolio turnover rate                                         9%           16%           15%             3%            36%
Net assets, end of period (000's)                        $134,144      $132,227      $145,145       $104,727       $113,952
                                                         --------      --------      --------       --------       --------


(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Connecticut Municipal Bond Fund, Trust shares were redesignated Liberty Connecticut Intermediate Municipal Bond Fund, Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.39(c), $0.42 and $ 0.42,
      respectively.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f)   Rounds to less than $0.01 per share.

(g)   Total return at net asset value assuming all distributions reinvested.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                         YEAR ENDED OCTOBER 31,               PERIOD ENDED
                                                    ---------------------------------         OCTOBER 31,
CLASS A SHARES                                        2005 (a)               2004             2003 (b)(c)
                                                    ------------         ------------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      10.72         $      10.65         $      10.54
                                                    ------------         ------------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (d)                                   0.38                 0.38                 0.36(e)
Net realized and unrealized gain (loss) on
  investments and futures contracts                        (0.33)                0.08                 0.11
                                                    ------------         ------------         ------------
Total from investment operations                            0.05                 0.46                 0.47
                                                    ------------         ------------         ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.39)               (0.38)               (0.36)
From net realized gains                                    (0.07)               (0.01)                  --
                                                    ------------         ------------         ------------
Total distributions declared to shareholders               (0.46)               (0.39)               (0.36)
                                                    ------------         ------------         ------------
NET ASSET VALUE, END OF PERIOD                      $      10.31         $      10.72         $      10.65
Total return (f)(g)                                         0.45%                4.44%                4.46%(h)
                                                    ------------         ------------         ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                                                0.81%                0.93%                0.93%(j)
Net investment income (i)                                   3.67%                3.62%                3.61%(j)
Waiver/reimbursement                                        0.01%                  --%(k)             0.26%(j)
Portfolio turnover rate                                       21%                  16%                   9%
Net assets, end of period (000's)                   $     70,711         $     22,479         $     21,484
                                                    ------------         ------------         ------------


(a) On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.34.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                         YEAR ENDED OCTOBER 31,               PERIOD ENDED
                                                    ---------------------------------         OCTOBER 31,
CLASS B SHARES                                        2005 (a)               2004             2003 (b)(c)
                                                    ------------         ------------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      10.72         $      10.65         $      10.54
                                                    ------------         ------------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (d)                                   0.32                 0.31                 0.29(e)
Net realized and unrealized gain (loss) on
  investments and futures contracts                        (0.34)                0.08                 0.11
                                                    ------------         ------------         ------------
Total from investment operations                           (0.02)                0.39                 0.40
                                                    ------------         ------------         ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.32)               (0.31)               (0.29)
From net realized gains                                    (0.07)               (0.01)                  --
                                                    ------------         ------------         ------------
Total distributions declared to shareholders               (0.39)               (0.32)               (0.29)
                                                    ------------         ------------         ------------
NET ASSET VALUE, END OF PERIOD                      $      10.31         $      10.72         $      10.65
Total return (f)(g)                                        (0.20)%               3.76%                3.85%(h)
                                                    ------------         ------------         ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                                                1.46%                1.58%                1.56%(j)
Net investment income (i)                                   3.02%                2.98%                2.99%(j)
Waiver/reimbursement                                        0.01%                0.01%                0.39%(j)
Portfolio turnover rate                                       21%                  16%                   9%
Net assets, end of period (000's)                   $      7,040         $      2,605         $      3,024
                                                    ------------         ------------         ------------


(a) On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.27.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                         YEAR ENDED OCTOBER 31,               PERIOD ENDED
                                                    ---------------------------------         OCTOBER 31,
CLASS C SHARES                                        2005 (a)               2004             2003 (b)(c)
                                                    ------------         ------------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      10.72         $      10.65         $      10.54
                                                    ------------         ------------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (d)                                   0.36                 0.36                 0.34(e)
Net realized and unrealized gain (loss) on
  investments and futures contracts                        (0.33)                0.08                 0.11
                                                    ------------         ------------         ------------
Total from investment operations                            0.03                 0.44                 0.45
                                                    ------------         ------------         ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.37)               (0.36)               (0.34)
From net realized gains                                    (0.07)               (0.01)                  --
                                                    ------------         ------------         ------------
Total distributions declared to shareholders               (0.44)               (0.37)               (0.34)
                                                    ------------         ------------         ------------
NET ASSET VALUE, END OF PERIOD                      $      10.31         $      10.72         $      10.65
Total return (f)(g)                                         0.25%                4.23%                4.27%(h)
                                                    ------------         ------------         ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                                                1.01%                1.13%                1.12%(j)
Net investment income (i)                                   3.47%                3.42%                3.41%(j)
Waiver/reimbursement                                        0.46%                0.45%                0.82%(j)
Portfolio turnover rate                                       21%                  16%                   9%
Net assets, end of period (000's)                   $      8,318         $      3,034         $      1,520
                                                    ------------         ------------         ------------


(a) On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.27.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                                                                      PERIOD
                                                                       YEAR ENDED OCTOBER 31,                          ENDED
                                                         --------------------------------------------------           OCTOBER
                                                                                       2003                          31, 2001
CLASS G SHARES                                           2005 (a)        2004         (b)(c)          2002              (d)
                                                         --------      --------      --------       -------          ---------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  10.72      $  10.65      $  10.61       $ 10.50          $   10.26
                                                         --------      --------      --------       -------          ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.32(e)       0.32(e)       0.32(e)(f)    0.30(e)(f)(g)      0.22(f)
Net realized and unrealized gain (loss) on investments
  and futures contracts                                     (0.34)         0.08          0.04          0.09(g)            0.23
                                                         --------      --------      --------       -------          ---------
Total from investment operations                            (0.02)         0.40          0.36          0.39               0.45
                                                         --------      --------      --------       -------          ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.32)        (0.32)        (0.32)        (0.28)             (0.21)
From net realized gains                                     (0.07)        (0.01)           --            --                 --
                                                         --------      --------      --------       -------          ---------
Total distributions declared to shareholders                (0.39)        (0.33)        (0.32)        (0.28)             (0.21)
                                                         --------      --------      --------       -------          ---------
NET ASSET VALUE, END OF PERIOD                           $  10.31      $  10.72      $  10.65       $ 10.61          $   10.50
Total return (h)(i)                                         (0.15)%        3.81%         3.37%         3.77%              4.41%(j)
                                                         --------      --------      --------       -------          ---------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (k)                                                 1.41%         1.54%         1.55%         1.53%              1.66%(l)
Net investment income (k)                                    3.07%         3.01%         3.02%         2.80%(g)           3.12%(l)
Waiver/reimbursement                                         0.01%           --%(m)      0.21%         0.29%              1.27%(l)
Portfolio turnover rate                                        21%           16%            9%           60%                88%
Net assets, end of period (000's)                        $    458      $    857      $  1,992       $   227          $       6
                                                         --------      --------      --------       -------          ---------


(a) On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c) On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Retail B shares were redesignated Liberty Intermediate Tax-Exempt Bond Fund, Class G shares.

(d) The Galaxy Intermediate Tax-Exempt Bond Fund began issuing Retail B shares on March 1, 2001.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, and the period ended October 31, 2001 was $0.30(e), $0.27(e), and $0.13, respectively.

(g) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(h) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(i) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)   Not annualized.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l)   Annualized.

(m)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:



                                                                               YEAR ENDED OCTOBER 31,
                                                         -------------------------------------------------------------------
                                                                                       2003
CLASS T SHARES                                           2005 (a)        2004         (b)(c)          2002             2001
                                                         --------      --------      --------       -------          -------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  10.72      $  10.65      $  10.61       $ 10.50          $ 10.01
                                                         --------      --------      --------       -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.39(d)       0.39(d)       0.38(d)(e)    0.36(d)(e)(f)    0.40(e)
Net realized and unrealized gain (loss) on
  investments and futures contracts                         (0.34)         0.08          0.04          0.11(f)          0.49
                                                         --------      --------      --------       -------          -------
Total from investment operations                             0.05          0.47          0.42          0.47             0.89
                                                         --------      --------      --------       -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.39)        (0.39)        (0.38)        (0.36)           (0.40)
From net realized gains                                     (0.07)        (0.01)           --            --               --
                                                         --------      --------      --------       -------          -------
Total distributions declared to shareholders                (0.46)        (0.40)        (0.38)        (0.36)           (0.40)
                                                         --------      --------      --------       -------          -------
NET ASSET VALUE, END OF PERIOD                           $  10.31      $  10.72      $  10.65       $ 10.61          $ 10.50
Total return (g)(h)                                          0.50%         4.49%         4.05%         4.59%            9.02%
                                                         --------      --------      --------       -------          -------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                                                 0.76%         0.88%         0.89%         0.86%            0.91%
Net investment income (i)                                    3.72%         3.67%         3.66%         3.47%(f)         3.89%
Waiver/reimbursement                                         0.01%           --%(j)      0.21%         0.20%            0.18%
Portfolio turnover rate                                        21%           16%            9%           60%              88%
Net assets, end of period (000's)                        $ 17,261      $ 20,125      $ 24,307       $11,947          $13,746
                                                         --------      --------      --------       -------          -------


(a) On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c) On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Retail A shares were redesignated Liberty Intermediate Tax-Exempt Bond Fund, Class T shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.36(d), $0.34(d) and $0.38,
      respectively.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                                       COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                                 YEAR ENDED OCTOBER 31,
                                                       -----------------------------------------------------------------------
                                                                                       2003
CLASS Z SHARES                                          2005 (a)         2004         (b)(c)          2002              2001
                                                       ----------      --------      --------       --------          --------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    10.72      $  10.66      $  10.61       $  10.50          $  10.01
                                                       ----------      --------      --------       --------          --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.40(d)       0.41(d)       0.40(d)(e)     0.38(d)(e)(f)     0.42(e)
Net realized and unrealized gain (loss) on
  investments and futures contracts                         (0.33)         0.07          0.05           0.11(f)           0.49
                                                       ----------      --------      --------       --------          --------
Total from investment operations                             0.07          0.48          0.45           0.49              0.91
                                                       ----------      --------      --------       --------          --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.41)        (0.41)        (0.40)         (0.38)            (0.42)
From net realized gains                                     (0.07)        (0.01)           --             --                --
                                                       ----------      --------      --------       --------          --------
Total distributions declared to shareholders                (0.48)        (0.42)        (0.40)         (0.38)            (0.42)
                                                       ----------      --------      --------       --------          --------
NET ASSET VALUE, END OF PERIOD                         $    10.31      $  10.72      $  10.66       $  10.61          $  10.50
Total return (g)(h)                                          0.65%         4.55%         4.28%          4.77%             9.23%
                                                       ----------      --------      --------       --------          --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL  DATA:
Expenses (i)                                                 0.61%         0.72%         0.71%          0.69%             0.74%
Net investment income (i)                                    3.87%         3.83%         3.84%          3.64%(f)          4.06%
Waiver/reimbursement                                         0.01%           --%(j)      0.21%          0.20%             0.15%
Portfolio turnover rate                                        21%           16%            9%            60%               88%
Net assets, end of period (000's)                      $2,063,124      $476,484      $515,479       $258,982          $252,076
                                                       ----------      --------      --------       --------          --------


(a) On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(c) On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Trust shares were redesignated Liberty Intermediate Tax-Exempt Bond Fund, Class Z shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.38(d), $0.36(d) and $0.41,
      respectively.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00, and 0.02%, respectively.

(g)   Total return at net asset value assuming all distributions reinvested.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                         YEAR ENDED OCTOBER 31,               PERIOD ENDED
                                                    ---------------------------------         OCTOBER 31,
CLASS A SHARES                                          2005                 2004             2003 (a)(b)
                                                    ------------         ------------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      10.87         $      10.82         $      10.72
                                                    ------------         ------------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                   0.37                 0.36                 0.33(d)
Net realized and unrealized gain (loss) on
  investments                                              (0.35)                0.05                 0.10
                                                    ------------         ------------         ------------
Total from investment operations                            0.02                 0.41                 0.43
                                                    ------------         ------------         ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.37)               (0.36)               (0.33)
From net realized gains                                    (0.03)                  --                   --
                                                    ------------         ------------         ------------
Total distributions declared to shareholders               (0.40)               (0.36)               (0.33)
                                                    ------------         ------------         ------------
NET ASSET VALUE, END OF PERIOD                      $      10.49         $      10.87         $      10.82
Total return (e)                                            0.18%(f)             3.91%                4.02%(f)(g)
                                                    ------------         ------------         ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                0.91%                0.98%                0.99%(i)
Net investment income (h)                                   3.43%                3.37%                3.24%(i)
Waiver/reimbursement                                          --%(j)               --%                0.20%(i)
Portfolio turnover rate                                       15%                  12%                  11%
Net assets, end of period (000's)                   $      8,332         $     10,460         $      6,723
                                                    ------------         ------------         ------------


(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.31.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                         YEAR ENDED OCTOBER 31,               PERIOD ENDED
                                                    ---------------------------------         OCTOBER 31,
CLASS B SHARES                                          2005                 2004             2003 (a)(b)
                                                    ------------         ------------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      10.87         $      10.82         $      10.72
                                                    ------------         ------------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                   0.29                 0.28                 0.25(d)
Net realized and unrealized gain (loss) on
  investments                                              (0.35)                0.05                 0.10
                                                    ------------         ------------         ------------
Total from investment operations                           (0.06)                0.33                 0.35
                                                    ------------         ------------         ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.29)               (0.28)               (0.25)
From net realized gains                                    (0.03)                  --                   --
                                                    ------------         ------------         ------------
Total distributions declared to shareholders               (0.32)               (0.28)               (0.25)
                                                    ------------         ------------         ------------
NET ASSET VALUE, END OF PERIOD                      $      10.49         $      10.87         $      10.82
Total return (e)                                           (0.57)%(f)            3.13%                3.32%(f)(g)
                                                    ------------         ------------         ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                1.66%                1.73%                1.75%(i)
Net investment income (h)                                   2.67%                2.62%                2.48%(i)
Waiver/reimbursement                                          --%(j)               --                 0.20%(i)
Portfolio turnover rate                                       15%                  12%                  11%
Net assets, end of period (000's)                   $      3,220         $      3,790         $      3,820
                                                    ------------         ------------         ------------


(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.23.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                         YEAR ENDED OCTOBER 31,               PERIOD ENDED
                                                    ---------------------------------         OCTOBER 31,
CLASS C SHARES                                          2005                 2004             2003 (a)(b)
                                                    ------------         ------------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      10.87         $      10.82         $      10.72
                                                    ------------         ------------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                   0.32                 0.32                 0.29(d)
Net realized and unrealized gain (loss) on
  investments                                              (0.34)                0.05                 0.10
                                                    ------------         ------------         ------------
Total from investment operations                           (0.02)                0.37                 0.39
                                                    ------------         ------------         ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.33)               (0.32)               (0.29)
From net realized gains                                    (0.03)                  --                   --
                                                    ------------         ------------         ------------
Total distributions declared to shareholders               (0.36)               (0.32)               (0.29)
                                                    ------------         ------------         ------------
NET ASSET VALUE, END OF PERIOD                      $      10.49         $      10.87         $      10.82
Total return (e)(f)                                        (0.22)%               3.49%                3.65%(g)
                                                    ------------         ------------         ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                1.31%                1.38%                1.39%(i)
Net investment income (h)                                   3.02%                2.97%                2.82%(i)
Waiver/reimbursement                                        0.35%                0.35%                0.55%(i)
Portfolio turnover rate                                       15%                  12%                  11%
Net assets, end of period (000's)                   $      6,866         $      7,666         $      7,621
                                                    ------------         ------------         ------------


(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.23.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                                                                      PERIOD
                                                                       YEAR ENDED OCTOBER 31,                         ENDED
                                                         --------------------------------------------------          OCTOBER
                                                                                       2003                          31, 2001
CLASS G SHARES                                             2005          2004         (a)(b)          2002             (c)
                                                         --------      --------      --------       -------          --------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  10.87      $  10.82      $  10.76       $ 10.67          $  10.44
                                                         --------      --------      --------       -------          --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.31(d)       0.31(d)       0.31(d)(e)    0.33(d)(e)(f)     0.22(e)
Net realized and unrealized gain (loss) on
  investments                                               (0.35)         0.05          0.06          0.09(f)           0.23
                                                         --------      --------      --------       -------          --------
Total from investment operations                            (0.04)         0.36          0.37          0.42              0.45
                                                         --------      --------      --------       -------          --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.31)        (0.31)        (0.31)        (0.33)            (0.22)
From net realized gains                                     (0.03)           --            --            --                --
                                                         --------      --------      --------       -------          --------
Total distributions declared to shareholders                (0.34)        (0.31)        (0.31)        (0.33)            (0.22)
                                                         --------      --------      --------       -------          --------
NET ASSET VALUE, END OF PERIOD                           $  10.49      $  10.87      $  10.82       $ 10.76          $  10.67
Total return (g)                                            (0.37)%(h)     3.34%         3.45%(h)      3.97%(h)          4.41%(h)(i)
                                                         --------      --------      --------       -------          --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (j)                                                 1.46%         1.53%         1.56%         1.52%             1.56%(k)
Net investment income (j)                                    2.87%         2.82%         2.84%         3.06%(f)          3.33%(k)
Waiver/reimbursement                                           --%(l)        --          0.20%         0.20%             0.18%(k)
Portfolio turnover rate                                        15%           12%           11%            6%               54%
Net assets, end of period (000's)                        $    894      $  1,101      $  1,610       $ 1,176          $    653
                                                         --------      --------      --------       -------          --------


(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail B shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class G shares.

(c) The Galaxy Massachusetts Intermediate Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.29(d), $0.30 and $0.21, respectively.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)   Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)   Annualized.

(l)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                             YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------------
                                                                                  2003
CLASS T SHARES                                      2005           2004          (a)(b)             2002                2001
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, BEGINNING OF PERIOD              $  10.87       $  10.82       $  10.76          $   10.67           $  10.18
                                                  --------       --------       --------          ---------           --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.38(c)        0.38(c)        0.38(c)(d)         0.40(c)(d)(e)      0.42(d)
Net realized and unrealized gain (loss) on
  investments                                        (0.35)          0.05           0.06               0.09(e)            0.49
                                                  --------       --------       --------          ---------           --------
Total from investment operations                      0.03           0.43           0.44               0.49               0.91
                                                  --------       --------       --------          ---------           --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.38)         (0.38)         (0.38)             (0.40)             (0.42)
From net realized gains                              (0.03)            --             --                 --                 --
                                                  --------       --------       --------          ---------           --------
Total distributions declared to shareholders         (0.41)         (0.38)         (0.38)             (0.40)             (0.42)
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, END OF PERIOD                    $  10.49       $  10.87       $  10.82          $   10.76           $  10.67
Total return (f)                                      0.28%(g)       4.01%          4.13%(g)           4.67%(g)           9.05%(g)
                                                  --------       --------       --------          ---------           --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                          0.81%          0.88%          0.90%              0.85%              0.91%
Net investment income (h)                             3.52%          3.47%          3.51%              3.73%(e)           3.98%
Waiver/reimbursement                                    --%(i)         --           0.20%              0.20%              0.18%
Portfolio turnover rate                                 15%            12%            11%                 6%                54%
Net assets, end of period (000's)                 $ 54,474       $ 64,229       $ 76,839          $  72,454           $ 57,071
                                                  --------       --------       --------          ---------           --------


(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail A shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class T shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.36(c), $0.36(c) and $0.40,
      respectively.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                         COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                            YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------------
                                                                                  2003
CLASS Z SHARES                                      2005           2004          (a)(b)             2002                2001
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, BEGINNING OF PERIOD              $  10.87       $  10.82       $  10.76          $   10.67           $  10.18
                                                  --------       --------       --------          ---------           --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.39(c)        0.39(c)        0.40(c)(d)         0.41(c)(d)(e)      0.43(d)
Net realized and unrealized gain (loss) on
  investments                                        (0.34)          0.05           0.06               0.09(e)            0.49
                                                  --------       --------       --------          ---------           --------
Total from investment operations                      0.05           0.44           0.46               0.50               0.92
                                                  --------       --------       --------          ---------           --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.40)         (0.39)         (0.40)             (0.41)             (0.43)
From net realized gains                              (0.03)            --             --                 --                 --
                                                  --------       --------       --------          ---------           --------
Total distributions declared to shareholders         (0.43)         (0.39)         (0.40)             (0.41)             (0.43)
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, END OF PERIOD                    $  10.49       $  10.87       $  10.82          $   10.76           $  10.67
Total return (f)                                      0.43%(g)       4.17%          4.31%(g)           4.84%(g)           9.24%(g)
                                                  --------       --------       --------          ---------           --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                          0.66%          0.73%          0.72%              0.68%              0.74%
Net investment income (h)                             3.67%          3.62%          3.67%              3.90%(e)           4.15%
Waiver/reimbursement                                    --%(i)         --           0.20%              0.21%              0.16%
Portfolio turnover rate                                 15%            12%            11%                 6%                54%
Net assets, end of period (000's)                 $247,122       $252,741       $296,679          $ 220,042           $191,129
                                                  --------       --------       --------          ---------           --------


(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Trust shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.38(c), $0.39(c) and $0.42,
      respectively.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(f)   Total return at net asset value assuming all distributions reinvested.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:



                                                         YEAR ENDED OCTOBER 31,      PERIOD ENDED
                                                         -----------------------     OCTOBER 31,
CLASS A SHARES                                             2005          2004        2003 (a)(b)
                                                         ---------     ---------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   10.57     $   10.50     $      10.46
                                                         ---------     ---------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                     0.35          0.33             0.31(d)
Net realized and unrealized gain (loss) on investments
  and futures contracts                                      (0.30)         0.10             0.12
                                                         ---------     ---------     ------------
Total from investment operations                              0.05          0.43             0.43
                                                         ---------     ---------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.35)        (0.33)           (0.31)
From net realized gains                                      (0.04)        (0.03)           (0.08)
                                                         ---------     ---------     ------------
Total distributions declared to shareholders                 (0.39)        (0.36)           (0.39)
                                                         ---------     ---------     ------------
NET ASSET VALUE, END OF PERIOD                           $   10.23     $   10.57     $      10.50
Total return (e)(f)                                           0.44%         4.20%            4.12%(g)
                                                         ---------     ---------     ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                  1.06%         1.13%            1.14%(j)
Net investment income (h)                                     3.33%         3.17%            2.90%(j)
Waiver/reimbursement                                            --%(i)        --%(i)         0.20%(j)
Portfolio turnover rate                                         14%           12%               8%
Net assets, end of period (000's)                        $   3,909     $   3,819     $      2,568
                                                         ---------     ---------     ------------


(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.29.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Rounds to less than 0.01%.

(j)   Annualized.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:



                                                         YEAR ENDED OCTOBER 31,      PERIOD ENDED
                                                         -----------------------     OCTOBER 31,
CLASS B SHARES                                             2005          2004        2003 (a)(b)
                                                         ---------     ---------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   10.57     $   10.50     $      10.46
                                                         ---------     ---------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                     0.27          0.25             0.23(d)
Net realized and unrealized gain (loss) on investments
  and futures contracts                                      (0.30)         0.10             0.12
                                                         ---------     ---------     ------------
Total from investment operations                             (0.03)         0.35             0.35
                                                         ---------     ---------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.27)        (0.25)           (0.23)
From net realized gains                                      (0.04)        (0.03)           (0.08)
                                                         ---------     ---------     ------------
Total distributions declared to shareholders                 (0.31)        (0.28)           (0.31)
                                                         ---------     ---------     ------------
NET ASSET VALUE, END OF PERIOD                           $   10.23     $   10.57     $      10.50
Total return (e)(f)                                          (0.30)%        3.41%            3.35%(g)
                                                         ---------     ---------     ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                  1.81%         1.89%            1.91%(j)
Net investment income (h)                                     2.58%         2.41%            2.18%(j)
Waiver/reimbursement                                            --%(i)        --%(i)         0.20%(j)
Portfolio turnover rate                                         14%           12%               8%
Net assets, end of period (000's)                        $   1,873     $   1,998     $      1,680
                                                         ---------     ---------     ------------


(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.21.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Rounds to less than 0.01%.

(j)   Annualized.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:



                                                         YEAR ENDED OCTOBER 31,      PERIOD ENDED
                                                         -----------------------     OCTOBER 31,
CLASS C SHARES                                             2005          2004        2003 (a)(b)
                                                         ---------     ---------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   10.57     $   10.50     $      10.46
                                                         ---------     ---------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                     0.30          0.29             0.26(d)
Net realized and unrealized gain (loss) on investments
  and futures contracts                                      (0.29)         0.10             0.12
                                                         ---------     ---------     ------------
Total from investment operations                              0.01          0.39             0.38
                                                         ---------     ---------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.31)        (0.29)           (0.26)
From net realized gains                                      (0.04)        (0.03)           (0.08)
                                                         ---------     ---------     ------------
Total distributions declared to shareholders                 (0.35)        (0.32)           (0.34)
                                                         ---------     ---------     ------------
NET ASSET VALUE, END OF PERIOD                           $   10.23     $   10.57     $      10.50
Total return (e)(f)                                           0.04%         3.79%            3.70%(g)
                                                         ---------     ---------     ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                  1.46%         1.53%            1.54%(i)
Net investment income (h)                                     2.92%         2.77%            2.54%(i)
Waiver/reimbursement                                          0.35%         0.35%            0.55%(i)
Portfolio turnover rate                                         14%           12%               8%
Net assets, end of period (000's)                        $   4,590     $   4,389     $      4,050
                                                         ---------     ---------     ------------


(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.20.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                  YEAR ENDED OCTOBER 31,                            PERIOD ENDED
                                                  ---------------------------------------------------------         OCTOBER 31,
CLASS G SHARES                                      2005           2004        2003 (a)(b)          2002              2001 (c)
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, BEGINNING OF PERIOD              $  10.57       $  10.50       $  10.47          $   10.41           $  10.16
                                                  --------       --------       --------          ---------           --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                             0.29(d)        0.28(d)        0.26(d)(e)         0.31(e)(f)         0.22(e)
Net realized and unrealized gain (loss) on
  investments and futures contracts                  (0.30)          0.10           0.11               0.12(f)            0.24
                                                  --------       --------       --------          ---------           --------
Total from investment operations                     (0.01)          0.38           0.37               0.43               0.46
                                                  --------       --------       --------          ---------           --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.29)         (0.28)         (0.26)             (0.31)             (0.21)
From net realized gains                              (0.04)         (0.03)         (0.08)             (0.06)               --
                                                  --------       --------       --------          ---------           --------
Total distributions declared to shareholders         (0.33)         (0.31)         (0.34)             (0.37)             (0.21)
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, END OF PERIOD                    $  10.23       $  10.57       $  10.50          $   10.47           $  10.41
Total return (g)(h)                                  (0.10)%         3.63%          3.57%              4.22%              4.61%(i)
                                                  --------       --------       --------          ---------           --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (j)                                          1.61%          1.68%          1.69%              1.62%(e)           1.73%(k)
Net investment income (j)                             2.78%          2.64%          2.51%              3.06%              3.03%(k)
Waiver/reimbursement                                    --%(l)       0.01%          0.26%              0.21%              0.33%(k)
Portfolio turnover rate                                 14%            12%             8%                23%                61%
Net assets, end of period (000's)                 $    174       $    192       $    200          $     309           $     14
                                                  --------       --------       --------          ---------           --------


(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy New Jersey Intermediate Municipal Bond Fund, Retail B shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class G shares.

(c) The Galaxy Massachusetts Intermediate Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.23(d), $0.28 and $0.20, respectively.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)   Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)   Annualized.

(l)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                             YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------------
                                                                                  2003
CLASS T SHARES                                      2005           2004          (a)(b)             2002                2001
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, BEGINNING OF PERIOD              $  10.57       $  10.50       $  10.47          $   10.41           $   9.88
                                                  --------       --------       --------          ---------           --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.36(c)        0.34(c)        0.33(c)(d)         0.39(d)(e)         0.39(d)
Net realized and unrealized gain (loss) on
  investments and futures contracts                  (0.30)          0.10           0.11               0.12(e)            0.53
                                                  --------       --------       --------          ---------           --------
Total from investment operations                      0.06           0.44           0.44               0.51               0.92
                                                  --------       --------       --------          ---------           --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.36)         (0.34)         (0.33)             (0.39)             (0.39)
From net realized gains                              (0.04)         (0.03)         (0.08)             (0.06)                --
                                                  --------       --------       --------          ---------           --------
Total distributions declared to shareholders         (0.40)         (0.37)         (0.41)             (0.45)             (0.39)
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, END OF PERIOD                    $  10.23       $  10.57       $  10.50          $   10.47           $  10.41
Total return (f)(g)                                   0.55%          4.30%          4.25%              5.06%              9.52%
                                                  --------       --------       --------          ---------           --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                          0.96%          1.04%          1.04%              0.89%              0.90%
Net investment income (h)                             3.43%          3.26%          3.20%              3.79%(e)           3.86%
Waiver/reimbursement                                    --%(i)         --%(i)       0.20%              0.21%              0.41%
Portfolio turnover rate                                 14%            12%             8%                23%                61%
Net assets, end of period (000's)                 $  6,484       $  7,192       $  7,749          $  10,128           $ 11,248
                                                  --------       --------       --------          ---------           --------


(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail A shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class T shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.31(c), $0.37, and $0.35,
      respectively.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                            COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                             YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------------
                                                                                  2003
CLASS Z SHARES                                      2005           2004          (a)(b)             2002                2001
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, BEGINNING OF PERIOD              $  10.57       $  10.50       $  10.47          $   10.41           $   9.88
                                                  --------       --------       --------          ---------           --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.37(c)        0.36(c)        0.35(c)(d)         0.40(d)(e)         0.41(d)
Net realized and unrealized gain (loss) on
  investments and futures contracts                  (0.30)          0.10           0.11               0.12(e)            0.53
                                                  --------       --------       --------          ---------           --------
Total from investment operations                      0.07           0.46           0.46               0.52               0.94
                                                  --------       --------       --------          ---------           --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.37)         (0.36)         (0.35)             (0.40)             (0.41)
From net realized gains                              (0.04)         (0.03)         (0.08)             (0.06)                --
                                                  --------       --------       --------          ---------           --------
Total distributions declared to shareholders         (0.41)         (0.39)         (0.43)             (0.46)             (0.41)
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, END OF PERIOD                    $  10.23       $  10.57       $  10.50          $   10.47           $  10.41
Total return (f)(g)                                   0.70%          4.47%          4.44%              5.20%              9.73%
                                                  --------       --------       --------          ---------           --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                          0.81%          0.88%          0.86%              0.76               0.70%
Net investment income (h)                             3.58%          3.42%          3.38%              3.92%              4.06%
Waiver/reimbursement                                    --%(i)         --           0.20%              0.21%(e)           0.38%
Portfolio turnover rate                                 14%            12%             8%                23%                61%
Net assets, end of period (000's)                 $ 58,181       $ 66,764       $ 74,241          $  77,554%          $ 93,564
                                                  --------       --------       --------          ---------           --------


(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) On December 9, 2002, the Galaxy New Jersey Intermediate Municipal Bond Fund, Trust shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.33(c), $0.38, and $0.37,
      respectively.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.

(f)   Total return at net asset value assuming all distributions reinvested.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                         YEAR ENDED OCTOBER 31,      PERIOD ENDED
                                                         -----------------------     OCTOBER 31,
CLASS A SHARES                                             2005          2004        2003 (a)(b)
                                                         ---------     ---------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   11.98     $   11.87     $      11.70
                                                         ---------     ---------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                     0.39          0.37             0.33(d)
Net realized and unrealized gain (loss) on investments
  and futures contracts                                      (0.36)         0.13             0.22
                                                         ---------     ---------     ------------
Total from investment operations                              0.03          0.50             0.55
                                                         ---------     ---------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.39)        (0.37)           (0.33)
From net realized gains                                      (0.01)        (0.02)           (0.05)
                                                         ---------     ---------     ------------
Total distributions declared to shareholders                 (0.40)        (0.39)           (0.38)
                                                         ---------     ---------     ------------
NET ASSET VALUE, END OF PERIOD                           $   11.61     $   11.98     $      11.87
Total return (e)(f)                                           0.22%         4.24%            4.79%(g)
                                                         ---------     ---------     ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                  0.97%         1.11%            1.10%(i)
Net investment income (h)                                     3.26%         3.06%            2.89%(i)
Waiver/reimbursement                                            --%(j)        --%(j)         0.20%(i)
Portfolio turnover rate                                          4%           11%               9%
Net assets, end of period (000's)                        $   2,858     $   5,836     $      8,928
                                                         ---------     ---------     ------------


(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.31.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                         YEAR ENDED OCTOBER 31,      PERIOD ENDED
                                                         -----------------------     OCTOBER 31,
CLASS B SHARES                                             2005          2004        2003 (a)(b)
                                                         ---------     ---------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   11.98     $   11.87     $      11.70
                                                         ---------     ---------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                     0.30          0.28             0.24(d)
Net realized and unrealized gain (loss) on investments
  and futures contracts                                      (0.36)         0.13             0.22
                                                         ---------     ---------     ------------
Total from investment operations                             (0.06)         0.41             0.46
                                                         ---------     ---------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.30)        (0.28)           (0.24)
From net realized gains                                      (0.01)        (0.02)           (0.05)
                                                         ---------     ---------     ------------
Total distributions declared to shareholders                 (0.31)        (0.30)           (0.29)
                                                         ---------     ---------     ------------
NET ASSET VALUE, END OF PERIOD                           $   11.61     $   11.98     $      11.87
Total return (e)(f)                                          (0.53)%        3.46%            3.98%(g)
                                                         ---------     ---------     ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                  1.72%         1.86%            1.89%(i)
Net investment income (h)                                     2.52%         2.31%            2.12%(i)
Waiver/reimbursement                                            --%(j)        --%(j)         0.20%(i)
Portfolio turnover rate                                          4%           11%               9%
Net assets, end of period (000's)                        $   3,586     $   4,295     $      2,868
                                                         ---------     ---------     ------------


(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.22.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                         YEAR ENDED OCTOBER 31,      PERIOD ENDED
                                                         -----------------------     OCTOBER 31,
CLASS C SHARES                                             2005          2004        2003 (a)(b)
                                                         ---------     ---------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   11.98     $   11.87     $      11.70
                                                         ---------     ---------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                     0.34          0.32             0.29(d)
Net realized and unrealized gain (loss) on investments
  and futures contracts                                      (0.36)         0.13             0.22
                                                         ---------     ---------     ------------
Total from investment operations                             (0.02)         0.45             0.51
                                                         ---------     ---------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.34)        (0.32)           (0.29)
From net realized gains                                      (0.01)        (0.02)           (0.05)
                                                         ---------     ---------     ------------
Total distributions declared to shareholders                 (0.35)        (0.34)           (0.34)
                                                         ---------     ---------     ------------
NET ASSET VALUE, END OF PERIOD                           $   11.61     $   11.98     $      11.87
Total return (e)(f)                                          (0.18)%        3.82%            4.36%(g)
                                                         ---------     ---------     ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                  1.37%         1.51%            1.52%(i)
Net investment income (h)                                     2.84%         2.66%            2.45%(i)
Waiver/reimbursement                                          0.35%         0.35%            0.55%(i)
Portfolio turnover rate                                          4%           11%               9%
Net assets, end of period (000's)                        $   3,360     $   2,790     $      2,741
                                                         ---------     ---------     ------------


(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                  YEAR ENDED OCTOBER 31,                            PERIOD ENDED
                                                  ---------------------------------------------------------          OCTOBER 31,
CLASS G SHARES                                      2005           2004       2003 (a)(b)           2002              2001 (c)
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, BEGINNING OF PERIOD              $  11.98       $  11.87       $  11.79          $   11.56           $  11.32
                                                  --------       --------       --------          ---------           --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.32(d)        0.30(d)        0.29(d)(e)         0.35(e)(f)         0.26(e)
Net realized and unrealized gain (loss) on
 investments and futures contracts                   (0.36)          0.13           0.13               0.23(f)            0.24
                                                  --------       --------       --------          ---------           --------
Total from investment operations                     (0.04)          0.43           0.42               0.58               0.50
                                                  --------       --------       --------          ---------           --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.32)         (0.30)         (0.29)             (0.35)             (0.26)
From net realized gains                              (0.01)         (0.02)         (0.05)                --                 --
                                                  --------       --------       --------          ---------           --------
Total distributions declared to shareholders         (0.33)         (0.32)         (0.34)             (0.35)             (0.26)
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, END OF PERIOD                    $  11.61       $  11.98       $  11.87          $   11.79           $  11.56
Total return (g)(h)                                  (0.33)%         3.67%          3.56%              5.15%              4.46%(i)
                                                  --------       --------       --------          ---------           --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (j)                                          1.52%          1.66%          1.68%              1.63%              1.62%(k)
Net investment income (j)                             2.71%          2.51%          2.39%              3.08%(f)           3.46%(k)
Waiver/reimbursement                                    --%(l)       0.02%          0.28%              0.24%              0.26%(k)
Portfolio turnover rate                                  4%            11%             9%                41%                48%
Net assets, end of period (000's)                 $     77       $    213       $    354          $     342           $    207
                                                  --------       --------       --------          ---------           --------


(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) On November 25, 2002, the Galaxy New York Municipal Bond Fund, Retail B shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class G shares.

(c) The Galaxy New York Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.26
      (d), $0.33, and $0.24, respectively.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)   Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)   Annualized.

(l)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                             YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------------
                                                                                  2003
CLASS T SHARES                                      2005           2004          (a)(b)             2002                2001
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, BEGINNING OF PERIOD              $  11.98       $  11.87       $  11.79          $   11.56           $  10.99
                                                  --------       --------       --------          ---------           --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.40(c)        0.38(c)        0.36(c)(d)         0.43(d)(e)         0.47(d)
Net realized and unrealized gain (loss) on
  investments and futures contracts                  (0.36)          0.13           0.13               0.23(e)            0.57
                                                  --------       --------       --------          ---------           --------
Total from investment operations                      0.04           0.51           0.49               0.66               1.04
                                                  --------       --------       --------          ---------           --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.40)         (0.38)         (0.36)             (0.43)             (0.47)
From net realized gains                              (0.01)         (0.02)         (0.05)                --                 --
                                                  --------       --------       --------          ---------           --------
Total distributions declared to shareholders         (0.41)         (0.40)         (0.41)             (0.43)             (0.47)
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, END OF PERIOD                    $  11.61       $  11.98       $  11.87          $   11.79           $  11.56
Total return (f)(g)                                   0.32%          4.34%          4.26%              5.86%              9.59%
                                                  --------       --------       --------          ---------           --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                          0.87%          1.01%          1.02%              0.96%              0.97%
Net investment income (h)                             3.36%          3.16%          3.07%              3.75%(e)           4.11%
Waiver/reimbursement                                    --%(i)         --%(i)       0.20%              0.21%              0.21%
Portfolio turnover rate                                  4%            11%             9%                41%                48%
Net assets, end of period (000's)                 $ 17,943       $ 21,584       $ 24,384          $  29,835           $ 40,410
                                                  --------       --------       --------          ---------           --------


(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) On November 25, 2002, the Galaxy New York Municipal Bond Fund, Retail A shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class T shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.34(c), $0.41 and $0.44,
      respectively.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                             YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------------
                                                                                  2003
CLASS Z SHARES                                      2005           2004          (a)(b)             2002                2001
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, BEGINNING OF PERIOD              $  11.98       $  11.87       $  11.79          $   11.56           $  10.99
                                                  --------       --------       --------          ---------           --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.42(c)        0.40(c)        0.39(c)(d)         0.45(d)(e)         0.49(d)
Net realized and unrealized gain (loss) on
  investments and futures contracts                  (0.36)          0.13           0.13               0.23(e)            0.57
                                                  --------       --------       --------          ---------           --------
Total from investment operations                      0.06           0.53           0.52               0.68               1.06
                                                  --------       --------       --------          ---------           --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.42)         (0.40)         (0.39)             (0.45)             (0.49)
From net realized gains                              (0.01)         (0.02)         (0.05)                --                 --
                                                  --------       --------       --------          ---------           --------
Total distributions declared to shareholders         (0.43)         (0.42)         (0.44)             (0.45)             (0.49)
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, END OF PERIOD                    $  11.61       $  11.98       $  11.87          $   11.79           $  11.56
Total return (f)(g)                                   0.47%          4.51%          4.45%              6.06%              9.80%
                                                  --------       --------       --------          ---------           --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                          0.72%          0.85%          0.83%              0.77%              0.78%
Net investment income (h)                             3.51%          3.32%          3.25%              3.94%(e)           4.30%
Waiver/reimbursement                                    --%(i)         --%(i)       0.20%              0.21%              0.21%
Portfolio turnover rate                                  4%            11%             9%                41%                48%
Net assets, end of period (000's)                 $105,300       $ 91,408       $ 84,894          $  75,632           $ 60,694
                                                  --------       --------       --------          ---------           --------


(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) On November 25, 2002, the Galaxy New York Municipal Bond Fund, Trust shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.37(c), $0.43 and $0.47,
      respectively.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f)   Total return at net asset value assuming all distributions reinvested.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                          COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                         YEAR ENDED OCTOBER 31,      PERIOD ENDED
                                                         -----------------------     OCTOBER 31,
CLASS A SHARES                                             2005          2004        2003 (a)(b)
                                                         ---------     ---------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   11.54     $   11.48     $      11.40
                                                         ---------     ---------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                     0.40          0.38             0.35(d)
Net realized and unrealized gain (loss) on investments
  and futures contracts                                      (0.33)         0.06             0.08
                                                         ---------     ---------     ------------
Total from investment operations                              0.07          0.44             0.43
                                                         ---------     ---------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.40)        (0.38)           (0.35)
From net realized gains                                      (0.01)           --               --
                                                         ---------     ---------     ------------
Total distributions declared to shareholders                 (0.41)        (0.38)           (0.35)
                                                         ---------     ---------     ------------
NET ASSET VALUE, END OF PERIOD                           $   11.20     $   11.54     $      11.48
Total return (e)                                              0.63%         3.90%            3.79%(f)(g)
                                                         ---------     ---------     ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                  0.97%         1.06%            1.09%(i)
Net investment income (h)                                     3.50%         3.33%            2.95%(i)
Waiver/reimbursement                                            --%(j)        --             0.20%(i)
Portfolio turnover rate                                         12%           11%              15%
Net assets, end of period (000's)                        $   1,544     $     865     $        479
                                                         ---------     ---------     ------------


(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.33.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)   Not annualized.

(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                          COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                         YEAR ENDED OCTOBER 31,      PERIOD ENDED
                                                         -----------------------     OCTOBER 31,
CLASS B SHARES                                             2005          2004        2003 (a)(b)
                                                         ---------     ---------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   11.54     $   11.48     $      11.40
                                                         ---------     ---------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                     0.31          0.29             0.26(d)
Net realized and unrealized gain (loss) on investments
  and futures contracts                                      (0.32)         0.06             0.08
                                                         ---------     ---------     ------------
Total from investment operations                             (0.01)         0.35             0.34
                                                         ---------     ---------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.32)        (0.29)           (0.26)
From net realized gains                                      (0.01)           --               --
                                                         ---------     ---------     ------------
Total distributions declared to shareholders                 (0.33)        (0.29)           (0.26)
                                                         ---------     ---------     ------------
NET ASSET VALUE, END OF PERIOD                           $   11.20     $   11.54     $      11.48
Total return (e)                                             (0.12)%        3.13%            3.02%(f)(g)
                                                         ---------     ---------     ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                  1.72%         1.81%            1.80%(i)
Net investment income (h)                                     2.75%         2.58%            2.24%(i)
Waiver/reimbursement                                            --%(j)        --             0.20%(i)
Portfolio turnover rate                                         12%           11%              15%
Net assets, end of period (000's)                        $     899     $     981     $        780
                                                         ---------     ---------     ------------


(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)   Not annualized.

(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                          COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                         YEAR ENDED OCTOBER 31,      PERIOD ENDED
                                                         -----------------------     OCTOBER 31,
CLASS C SHARES                                             2005          2004        2003 (a)(b)
                                                         ---------     ---------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   11.54     $   11.48     $      11.40
                                                         ---------     ---------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                     0.35          0.33             0.30(d)
Net realized and unrealized gain (loss) on investments
  and futures contracts                                      (0.32)         0.06             0.08
                                                         ---------     ---------     ------------
Total from investment operations                              0.03          0.39             0.38
                                                         ---------     ---------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.36)        (0.33)           (0.30)
From net realized gains                                      (0.01)           --               --
                                                         ---------     ---------     ------------
Total distributions declared to shareholders                 (0.37)        (0.33)           (0.30)
                                                         ---------     ---------     ------------
NET ASSET VALUE, END OF PERIOD                           $   11.20     $   11.54     $      11.48
Total return (e)(f)                                           0.23%         3.49%            3.37%(g)
                                                         ---------     ---------     ------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                  1.37%         1.46%            1.47%(i)
Net investment income (h)                                     3.10%         2.92%            2.58%(i)
Waiver/reimbursement                                          0.35%         0.35%            0.55%(i)
Portfolio turnover rate                                         12%           11%              15%
Net assets, end of period (000's)                        $   1,487     $   1,695     $      2,031
                                                         ---------     ---------     ------------


(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                          COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                  YEAR ENDED OCTOBER 31,                           PERIOD ENDED
                                                  ---------------------------------------------------------         OCTOBER 31,
CLASS G SHARES                                      2005           2004       2003 (a)(b)           2002              2001 (c)
                                                  --------       --------       --------          ---------           -------
NET ASSET VALUE, BEGINNING OF PERIOD              $  11.54       $  11.48       $  11.41          $   11.30           $ 11.06
                                                  --------       --------       --------          ---------           -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.34(d)        0.32(d)        0.29(d)(e)         0.37(e)(f)        0.27(e)
Net realized and unrealized gain (loss) on
  investments and futures contracts                  (0.33)          0.06           0.07               0.11(f)           0.23
                                                  --------       --------       --------          ---------           -------
Total from investment operations                      0.01           0.38           0.36               0.48              0.50
                                                  --------       --------       --------          ---------           -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.34)         (0.32)         (0.29)             (0.37)            (0.26)
From net realized gains                              (0.01)            --             --                 --                --
                                                  --------       --------       --------          ---------           -------
Total distributions declared to shareholders         (0.35)         (0.32)         (0.29)             (0.37)            (0.26)
                                                  --------       --------       --------          ---------           -------
NET ASSET VALUE, END OF PERIOD                    $  11.20       $  11.54       $  11.48          $   11.41           $ 11.30
Total return (g)                                      0.08%          3.34%          3.22%(h)           4.36%(h)          4.60%(h)(i)
                                                  --------       --------       --------          ---------           -------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (j)                                          1.52%          1.61%          1.62%              1.55%             1.53%(k)
Net investment income (j)                             2.96%          2.78%          2.60%              3.34%(f)          3.60%(k)
Waiver/reimbursement                                    --%(l)         --           0.20%              0.21%             0.23%(k)
Portfolio turnover rate                                 12%            11%            15%                19%               19%
Net assets, end of period (000's)                 $    252       $    379       $    455          $     440           $   169
                                                  --------       --------       --------          ---------           -------


(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Retail B shares were redesignated Liberty Rhode Island Intermediate Municipal Bond, Class G shares.

(c) The Galaxy Rhode Island Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.26(d), $0.35 and $0.25, respectively.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)   Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)   Annualized.

(l)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                          COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                             YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------------
                                                                                  2003
CLASS T SHARES                                      2005           2004          (a)(b)             2002                2001
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, BEGINNING OF PERIOD              $  11.54       $  11.48       $  11.41          $   11.30           $  10.75
                                                  --------       --------       --------          ---------           --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.43(c)        0.41(c)        0.39(c)(d)         0.47(d)(e)         0.49(d)
Net realized and unrealized gain (loss) on
  investments and futures contracts                  (0.33)          0.06           0.07               0.11(e)            0.55
                                                  --------       --------       --------          ---------           --------
Total from investment operations                      0.10           0.47           0.46               0.58               1.04
                                                  --------       --------       --------          ---------           --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.43)         (0.41)         (0.39)             (0.47)             (0.49)
From net realized gains                              (0.01)            --             --                 --                 --
                                                  --------       --------       --------          ---------           --------
Total distributions declared to shareholders         (0.44)         (0.41)         (0.39)             (0.47)             (0.49)
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, END OF PERIOD                    $  11.20       $  11.54       $  11.48          $   11.41           $  11.30
Total return (f)                                      0.88%          4.17%          4.07%(g)           5.23%(g)           9.88%(g)
                                                  --------       --------       --------          ---------           --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                          0.72%          0.81%          0.80%              0.73%              0.69%
Net investment income (h)                             3.75%          3.58%          3.41%              4.16%(e)           4.44%
Waiver/reimbursement                                    --%(i)         --           0.20%              0.21%              0.25%
Portfolio turnover rate                                 12%            11%            15%                19%                19%
Net assets, end of period (000's)                 $ 12,284       $ 14,479       $ 41,113          $  45,683           $ 40,257
                                                  --------       --------       --------          ---------           --------


(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Retail A shares were redesignated Liberty Rhode Island Intermediate Municipal Bond Fund, Class T shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.37(c), $0.45 and $0.47,
      respectively.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                          COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                             YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------------
                                                                                  2003
CLASS Z SHARES                                      2005           2004          (a)(b)             2002                2001
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, BEGINNING OF PERIOD              $  11.54       $  11.48       $  11.41          $   11.30           $  10.75
                                                  --------       --------       --------          ---------           --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.43(c)        0.41(c)        0.39(c)(d)         0.47(d)(e)         0.49(d)
Net realized and unrealized gain (loss) on
  investments and futures contracts                  (0.33)          0.06           0.07               0.11(e)            0.55
                                                  --------       --------       --------          ---------           --------
Total from investment operations                      0.10           0.47           0.46               0.58               1.04
                                                  --------       --------       --------          ---------           --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.43)         (0.41)         (0.39)             (0.47)             (0.49)
From net realized gains                              (0.01)            --             --                 --                 --
                                                  --------       --------       --------          ---------           --------
Total distributions declared to shareholders         (0.44)         (0.41)         (0.39)             (0.47)             (0.49)
                                                  --------       --------       --------          ---------           --------
NET ASSET VALUE, END OF PERIOD                    $  11.20       $  11.54       $  11.48          $   11.41           $  11.30
Total return (f)                                      0.88%          4.17%          4.08%(g)           5.26%(g)           9.90%(g)
                                                  --------       --------       --------          ---------           --------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                          0.72%          0.81%          0.79%              0.72%              0.67%
Net investment income (h)                             3.75%          3.58%          3.41%              4.17%(e)           4.46%
Waiver/reimbursement                                    --%(i)         --           0.20%              0.20%              0.26%
Portfolio turnover rate                                 12%            11%            15%                19%                19%
Net assets, end of period (000's)                 $104,062       $109,050       $ 99,627          $  93,143           $ 88,307
                                                  --------       --------       --------          ---------           --------


(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Trust shares were redesignated Liberty Rhode Island Intermediate Municipal Bond Fund, Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 was $0.37(d), $0.45 and $0.46,
      respectively.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f)   Total return at net asset value assuming all distributions reinvested.

(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Rounds to less than 0.01%.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ________________________
                                                  COLUMBIA TAX-EXEMPT BOND FUNDS

TO THE TRUSTEES OF COLUMBIA FUNDS TRUST V AND COLUMBIA FUNDS SERIES TRUST I AND THE SHAREHOLDERS OF:

   COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
   COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND
   COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
   COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
   COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
   COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the above Funds (the "Funds") at October 31, 2005, and the results of their operations for the year ended October 31, 2005, and the changes in their net assets, and their financial highlights for the years ended October 31, 2005 and 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights for the three fiscal periods ending October 31, 2003 were audited by other independent accountants whose report dated December 9, 2003 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP
Boston, Massachusetts
December 21, 2005

UNAUDITED INFORMATION __________________________________________________________
                                                  COLUMBIA TAX-EXEMPT BOND FUNDS

FEDERAL INCOME TAX INFORMATION

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

100.0% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND

For the fiscal year ended October 31, 2005, the Fund designates long-term capital gains of $2,841,070.

99.90% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

For the fiscal year ended October 31, 2005, the Fund designates long-term capital gains of $2,453,621.

99.86% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

For the fiscal year ended October 31, 2005, the Fund designates long-term capital gains of $467,520.

99.94% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

For the fiscal year ended October 31, 2005, the Fund designates long-term capital gains of $78,792.

100.0% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

For the fiscal year ended October 31, 2005, the Fund designates long-term capital gains of $297,550.

100.0% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

TRUSTEES _______________________________________________________________________
                                                  COLUMBIA TAX-EXEMPT BOND FUNDS

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.



NAME, ADDRESS AND AGE, POSITION WITH    PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF PORTFOLIOS
FUNDS, YEAR FIRST ELECTED OR            IN COLUMBIA FUNDS COMPLEX OVERSEEN BY TRUSTEE/DIRECTOR, OTHER
APPOINTED TO OFFICE(1)                  DIRECTORSHIPS HELD
DISINTERESTED TRUSTEES

DOUGLAS A. HACKER (Age 49)              Executive Vice President-Strategy of United Airlines (airline) since
P.O. Box 66100                          December, 2002 (formerly President of UAL Loyalty Services (airline) from
Chicago, IL 60666                       September, 2001 to December, 2002; Executive Vice President and Chief
Trustee (since 1996)                    Financial Officer of United Airlines from July, 1999 to September, 2001;
                                        Senior Vice President-Finance from March, 1993 to July, 1999). Oversees 86,
                                        Nash Finch Company (food distributor)
                                        ----------------------------------------------------------------------------

JANET LANGFORD KELLY (Age 47)           Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) since March,
9534 W. Gull Lake Drive                 2005; Adjunct Professor of Law, Northwestern University, since September,
Richland, MI 49083-8530                 2004 (formerly Chief Administrative Officer and Senior Vice President, Kmart
Trustee (since 1996)                    Holding Corporation (consumer goods) from September, 2003 to March, 2004;
                                        Executive Vice President-Corporate Development and Administration, General
                                        Counsel and Secretary, Kellogg Company (food manufacturer), from September,
                                        1999 to August, 2003; Senior Vice President, Secretary and General Counsel,
                                        Sara Lee Corporation (branded, packaged, consumer-products manufacturer)
                                        from January, 1995 to September, 1999). Oversees 86, None
                                        ----------------------------------------------------------------------------

RICHARD W. LOWRY (Age 69)               Private Investor since August, 1987 (formerly Chairman and Chief Executive
10701 Charleston Drive                  Officer, U.S. Plywood Corporation (building products manufacturer)).
Vero Beach, FL 32963                    Oversees 89(3), None
Trustee (since 1995)
                                        ----------------------------------------------------------------------------

CHARLES R. NELSON (Age 62)              Professor of Economics, University of Washington, since January, 1976; Ford
Department of Economics                 and Louisa Van Voorhis Professor of Political Economy, University of
University of Washington                Washington, since September, 1993 (formerly Director, Institute for
Seattle, WA 98195                       Economic Research, University of Washington from September, 2001 to June,
Trustee (since 1981)                    2003); Adjunct Professor of Statistics, University of Washington, since
                                        September, 1980; Associate Editor, Journal of Money Credit and Banking,
                                        since September, 1993; consultant on econometric and statistical matters.
                                        Oversees 86, None
                                        ----------------------------------------------------------------------------

JOHN J. NEUHAUSER (Age 63)              Academic Vice President and Dean of Faculties since August, 1999, Boston
84 College Road                         College (formerly Dean, Boston College School of Management from September,
Chestnut Hill, MA 02467-3838            1977 to August, 1999). Oversees 89(3), Saucony, Inc. (athletic footwear)
Trustee (since 1985)
                                        ----------------------------------------------------------------------------


________________________________________________________________________________
                                                  COLUMBIA TAX-EXEMPT BOND FUNDS



NAME, ADDRESS AND AGE, POSITION WITH    PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF PORTFOLIOS
FUNDS, YEAR FIRST ELECTED OR            IN COLUMBIA FUNDS COMPLEX OVERSEEN BY TRUSTEE/DIRECTOR, OTHER
APPOINTED TO OFFICE(1)                  DIRECTORSHIPS HELD
DISINTERESTED TRUSTEES

PATRICK J. SIMPSON (Age 61)             Partner, Perkins Coie LLP (law firm). Oversees 86, None
1120 N.W. Couch Street
Tenth Floor
Portland, OR 97209-4128
Trustee (since 2000)
                                        ---------------------------------------------------------------------------

THOMAS E. STITZEL (Age 69)              Business Consultant since 1999 (formerly Professor of Finance from 1975 to
2208 Tawny Woods Place                  1999, College of Business, Boise State University); Chartered Financial
Boise, ID 83706                         Analyst. Oversees 86, None
Trustee (since 1998)
                                        ---------------------------------------------------------------------------

THOMAS C. THEOBALD (Age 68)             Partner and Senior Advisor, Chicago Growth Partners (private equity
8 Sound Shore Drive,                    investing) since September, 2004 (formerly Managing Director, William Blair
Suite 285                               Capital Partners (private equity investing) from September, 1994 to
Greenwich, CT 06830                     September, 2004). Oversees 86, Anixter International (network support
Trustee and Chairman of the             equipment distributor); Ventas, Inc. (real estate investment trust); Jones
Board(4) (since 1996)                   Lang LaSalle (real estate management services) and Ambac Financial Group
                                        (financial guaranty insurance)
                                        ---------------------------------------------------------------------------

ANNE-LEE VERVILLE (Age 60)              Retired since 1997 (formerly General Manager, Global Education Industry,
359 Stickney Hill Road                  IBM Corporation (computer and technology) from 1994 to 1997). Oversees 86,
Hopkinton, NH 03229                     Chairman of the Board of Directors, Enesco Group, Inc. (designer, importer
Trustee (since 1998)                    and distributor of giftware and collectibles)
                                        ---------------------------------------------------------------------------

RICHARD L. WOOLWORTH (Age 64)           Retired since December, 2003 (formerly Chairman and Chief Executive
100 S.W. Market Street #1500            Officer, The Regence Group (regional health insurer); Chairman and Chief
Portland, OR 97207                      Executive Officer, BlueCross BlueShield of Oregon; Certified Public
Trustee (since 1991)                    Accountant, Arthur Young & Company). Oversees 86, Northwest Natural Gas Co.
                                        (natural gas service provider)
                                        ---------------------------------------------------------------------------

INTERESTED TRUSTEE

WILLIAM E. MAYER(2) (Age 65)            Partner, Park Avenue Equity Partners (private equity) since February, 1999
399 Park Avenue                         (formerly Partner, Development Capital LLC from November 1996, to February,
Suite 3204                              1999). Oversees 89(3), Lee Enterprises (print media), WR Hambrecht + Co.
New York, NY 10022                      (financial service provider); Reader's Digest (publishing); OPENFIELD
Trustee (since 1994)                    Solutions (retail industry technology provider)
                                        ---------------------------------------------------------------------------


(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the Liberty All-Star Funds, currently consisting of 3 funds, which are advised by an affiliate of the Advisor.

(4) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

OFFICERS _______________________________________________________________________
                                                  COLUMBIA TAX-EXEMPT BOND FUNDS



NAME, ADDRESS AND AGE, POSITION WITH
COLUMBIA FUNDS, YEAR FIRST ELECTED
OR APPOINTED TO OFFICE                  PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
CHRISTOPHER L. WILSON (Age 48)          Head of Mutual Funds since August, 2004 and Managing Director of the Advisor
One Financial Center                    since September, 2005; President of the Columbia Funds, Liberty Funds and
Boston, MA 02111                        Stein Roe Funds since October, 2004; President and Chief Executive Officer
President (since 2004)                  of the Nations Funds since January, 2005; President of the Galaxy Funds since April, 2005; Director of Bank of America Global Liquidity Funds, PLC
                                        since May, 2005; Director of Banc of America Capital Management (Ireland),
                                        Limited since May, 2005; Director of FIM Funding, Inc. since January, 2005;
                                        Senior Vice President of Columbia Management Distributors, Inc. since
                                        January, 2005; Director of Columbia Management Services, Inc. since January,
                                        2005 (formerly Senior Vice President of Columbia Management from January,
                                        2005 to August, 2005; Senior Vice President of BACAP Distributors LLC from
                                        January, 2005 to July, 2005; President and Chief Executive Officer, CDC IXIS
                                        Asset Management Services, Inc. from September, 1998 to August, 2004).
                                        ----------------------------------------------------------------------------

J. KEVIN CONNAUGHTON (Age 41)           Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                    Funds, Stein Roe Funds and All-Star Funds since December, 2000; Managing
Boston, MA 02111                        Director of the Advisor since September, 2005 (formerly Vice President of
Treasurer (since 2000)                  Columbia Management from April, 2003 to August, 2005; President of the
                                        Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                        October, 2004; Chief Accounting Officer and Controller of the Liberty Funds
                                        and All-Star Funds from February, 1998 to October, 2000); Treasurer of the
                                        Galaxy Funds since September, 2002 (formerly Treasurer from December, 2002 to December, 2004 and President from February, 2004 to December, 2004 of the
                                        Columbia Management Multi-Strategy Hedge Fund, LLC; Vice President of
                                        Colonial Management Associates, Inc. from February, 1998 to October, 2000).
                                        ----------------------------------------------------------------------------

MARY JOAN HOENE (Age 56)                Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                      Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004; Chief
Boston, MA 02110                        Compliance Officer of the Columbia Management Multi-Strategy Hedge Fund, LLC
Senior Vice President                   since August 2004; Chief Compliance Officer of the BACAP Alternative
and Chief Compliance                    Multi-Strategy Hedge Fund LLC since October 2004 (formerly Partner, Carter,
Officer (since 2004)                    Ledyard & Milburn LLP from January, 2001 to August, 2004; Counsel, Carter,
                                        Ledyard & Milburn LLP from November, 1999 to December, 2000; Vice President and Counsel, Equitable Life Assurance Society of the United States from
                                        April, 1998 to November, 1999).
                                        ----------------------------------------------------------------------------

MICHAEL G. CLARKE (Age 35)              Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center                    Funds and All-Star Funds since October, 2004; Managing Director of the
Boston, MA 02111                        Advisor since September, 2005 (formerly Controller of the Columbia Funds,
Chief Accounting Officer                Liberty Funds, Stein Roe Funds and All-Star Funds from May, 2004 to October,
(since 2004)                            2004; Assistant Treasurer from June, 2002 to May, 2004; Vice President,
                                        Product Strategy & Development of the Liberty Funds and Stein Roe Funds from
                                        February, 2001 to June, 2002; Assistant Treasurer of the Liberty Funds,
                                        Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001;
                                        Audit Manager, Deloitte & Touche LLP from May, 1997 to August, 1999).
                                        ----------------------------------------------------------------------------

JEFFREY R. COLEMAN (Age 35)             Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                    All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                        Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest Funds
Controller (since 2004)                 and Loomis Sayles Funds from February, 2003 to September, 2004; Assistant
                                        Vice President of CDC IXIS Asset Management Services, Inc. and Assistant
                                        Treasurer of the CDC Nvest Funds from August, 2000 to February, 2003; Tax
                                        Manager of PFPC, Inc. from November, 1996 to August, 2000).
                                        ----------------------------------------------------------------------------

R. SCOTT HENDERSON (Age 46)             Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                    December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001 to
Boston, MA 02111                        September, 2004; Executive Director and General Counsel, Massachusetts
Secretary (since 2004)                  Pension Reserves Investment Management Board from September, 1997 to March,
                                        2001).
                                        ----------------------------------------------------------------------------


BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2005                                  COLUMBIA TAX-EXEMPT BOND FUNDS

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually, usually in late summer, to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees or directors (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. The Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data, (iv) information about the profitability of the Agreements to Columbia, and potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (v) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (vi) Columbia's financial results and financial condition, (vii) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (viii) the allocation of the funds' brokerage, if any, including allocations to brokers affiliated with Columbia and the use of "soft" commission dollars to pay fund expenses and to pay for research products and services, (ix) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) Columbia's response to various legal and regulatory proceedings since 2003 and (xi) the economic outlook generally and for the mutual fund industry in particular. In addition, the Trustees confer with their independent fee consultant and review materials relating to the Agreements that the independent fee consultant provides. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2005 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September, and October, 2005. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED TO THE FUNDS UNDER THE AGREEMENTS. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability, including its resources, compensation programs for personnel involved in fund management, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a

________________________________________________________________________________
OCTOBER 31, 2005                                  COLUMBIA TAX-EXEMPT BOND FUNDS

variety of asset classes and investment disciplines and providing for a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

INVESTMENT PERFORMANCE OF THE FUNDS AND COLUMBIA. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; (v) that the fund's advisory fee had recently been, or was proposed to be, reduced, with the goal of helping the fund's net return to shareholders become more competitive; and (vi) that other fund expenses, such as transfer agency or fund accounting fees, have recently been reduced, with the goal of helping the fund's net return to shareholders become more competitive.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreements.

THE COSTS OF THE SERVICES PROVIDED AND PROFITS REALIZED BY COLUMBIA AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUNDS. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided both by management and by an independent third party) of the funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by Columbia to comparable accounts. In considering the fees charged to comparable accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual funds and distribute mutual fund shares. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered reductions in advisory fee rates, implementation of advisory fee breakpoints, institution of advisory fee waivers, and reductions of expense caps, which benefited a number of the funds. Furthermore, the Trustees considered the projected impact on expenses resulting from the overall cost reductions that management anticipated would result from the shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the performance of the funds, the services provided to the funds and management's view as to why it was appropriate that some funds bear advisory fees or total expenses greater than their peer group medians.

________________________________________________________________________________
OCTOBER 31, 2005                                  COLUMBIA TAX-EXEMPT BOND FUNDS

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with the funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense levels of the funds, and whether Columbia had implemented breakpoints and/or expense caps with respect to the funds.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the funds were fair and reasonable, and that the costs of the advisory services generally, and the related profitability to Columbia and its affiliates of their relationships with the funds, supported the continuation of the Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale in the provision of services by Columbia to each fund and whether those economies were shared with the fund through breakpoints in the investment advisory fees or other means, such as expense waivers. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

OTHER FACTORS. The Trustees also considered other factors, which included but were not limited to the following:

o the extent to which each fund had operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the funds and Columbia. They also considered the compliance-related resources that Columbia and its affiliates were providing to the funds.

o the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services.

o so-called "fall-out benefits" to Columbia, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest.

o the draft report provided by the independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2006.

SUMMARY OF MANAGEMENT FEE EVALUATION ___________________________________________
BY INDEPENDENT FEE CONSULTANT                     COLUMBIA TAX-EXEMPT BOND FUNDS

                    PREPARED PURSUANT TO THE FEBRUARY 9, 2005
                           ASSURANCE OF DISCONTINUANCE
                              BETWEEN THE OFFICE OF
                     ATTORNEY GENERAL OF NEW YORK STATE AND
                     COLUMBIA MANAGEMENT ADVISORS, INC. AND
                        COLUMBIA FUNDS DISTRIBUTOR, INC.

                                OCTOBER 11, 2005

I. OVERVIEW

Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributors, Inc. ("CFD") (CFD together with CMA referred to herein as Columbia Management Group or "CMG1"), entered into an agreement with the New York Attorney General's Office in the form of an Assurance of Discontinuance (the "AOD"). The AOD stipulated that CMA would be permitted to manage or advise the Columbia Funds only if the Independent Members (as such term is defined in the AOD) of the Columbia Funds' Board of Trustees/Directors (collectively the "Trustees") appointed a Senior Officer or an Independent Fee Consultant ("IFC") who, among other things, is to manage the process by which management fees are negotiated. On May 15, 2005, the Independent Members of the Board appointed me as the IFC for the Columbia Funds. This report is the annual written evaluation of the Columbia Funds for 2005 that I have prepared in my capacity as IFC, as required by the AOD.

A. DUTIES OF THE INDEPENDENT FEE CONSULTANT

As part of the AOD, the Independent Members of the Columbia Funds' Board of Trustees/Directors agreed to retain an independent fee consultant who was to participate in the management fee negotiation process. The IFC is charged with "... duties and responsibilities [that] include managing the process by which proposed management fees (including, but not limited to, advisory fees) to be charged the Columbia Fund[s] are negotiated so that they are negotiated in a manner which is at arms length and reasonable and consistent with this Assurance of Discontinuance." However, the IFC does not replace the Trustees in their role of negotiating management and other fees with CMG and its affiliates. In particular, the AOD states that "Columbia Advisors may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees of the Columbia Fund using ... an annual independent written evaluation prepared by or under the direction of the ...
Independent Fee Consultant...." This report, pursuant to the AOD, constitutes the "annual independent written evaluation prepared by or under the direction of the... Independent Fee Consultant."

The AOD requires the IFC report to consider at least the following:

a) Management fees (including any components thereof) charged by other mutual fund companies for like services;

b) Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

c) Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

d) Profit margins of CMA and its affiliates from supplying such services;

e) Possible economies of scale as the CMA fund grows larger; and

f) The nature and quality of CMA services, including Columbia Funds' performance.

This report is designed to assist the Board in evaluating the 2005 contract renewal for Columbia Funds. In addition, this report points out areas where the Board may deem additional information and analysis to be appropriate over time.

B. SOURCES OF INFORMATION USED IN MY EVALUATION

I have requested data from CMG and various third party industry data sources or independent research companies that work in the mutual fund arena. The following list generally describes the types of information I requested.

1. I collected data on performance, management fees, and expense ratios of both Columbia Funds and comparable non-Columbia Funds. The sources of this

1 Prior to the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC ("BACAP"), and BACAP then changed its name to Columbia Management Advisors, LLC which carries on the business of CMA, and CFD changed its name to Columbia Management Distributors, Inc.

________________________________________________________________________________
                                                  COLUMBIA TAX-EXEMPT BOND FUNDS

information were CMG, Lipper Inc. ("Lipper") and Morningstar Inc.
("Morningstar"). While Lipper and Morningstar each selected a different group of peer funds it deemed appropriate against which to measure the relative performance and fees of Columbia Funds, I conducted an independent review of the appropriateness of each peer group.

2. I reviewed data on CMG's expense and profitability that I obtained from CMA directly.

3. I have reviewed data on the organizational structure of CMG in general.

4. I collected information on profitability from Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"). I used this third-party independent research as an additional method to gauge the accuracy of the data collected in (2) above.

5. I conducted interviews with various CMG staff, including members of the senior management team, legal staff, heads of affiliates, portfolio managers, and financial personnel.

6. I reviewed current 2005 Section 15(c) material provided to the Board and material presented to the Board in the 2004 fee and performance evaluation.

7. I have reviewed various academic research papers, industry publications, and other available literature dealing with mutual fund operations, profitability, and other issues. In addition, I have reviewed SEC releases and studies of mutual fund expenses.

8. I have reviewed documents pertaining to recent mutual fund litigation in general and publicly available information about litigation where CMG has been involved.

In addition, I have engaged NERA Economic Consulting ("NERA") and independent consultant Dr. John Rea to assist me in data management and analysis. Both NERA and Dr. Rea have extensive experience in the mutual fund industry through consulting, government positions, or industry trade groups that provide unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained Shearman & Sterling LLP as outside counsel to advise me in connection with my review.

C. QUALIFICATIONS AND INDEPENDENCE

I am the Walter H. Carpenter Chair and Professor of Finance at Babson College. Before this I was the Chief Economist of the U.S. Securities and Exchange Commission. I have no material relationship with Bank of America or CMG aside from acting as IFC, and am aware of no relationship with any of their affiliates....

II. EVALUATION OF THE GENERAL PROCESS USED TO NEGOTIATE THE ADVISORY CONTRACT

A. GENERAL CONSIDERATIONS

My analysis considered all factors and information I reviewed on the finances and operations of Columbia Funds. I gave each factor an appropriate weight in my overall findings, and no single factor was in itself the sole criterion for a finding or conclusion. My objective was to assess all of the information provided and conduct a robust evaluation of Columbia Funds' operations, fees, and performance.

My analysis and thought processes will and, I believe, should, differ in certain ways from the processes used by Trustees in their evaluation of the management agreements. In particular, because of my technical and quantitative background, I may use techniques and data that Trustees have not previously felt would be useful. I view this supplemental analysis as appropriate because my role is to assist Trustees in their decisions, and to the extent that I bring new ideas or analysis to the evaluation, I believe this improves the process by which management fees for the Columbia Funds may be negotiated in accordance with the AOD.

Finally, as part of my role as IFC, I have, from time to time, sent to Trustees additional papers and reports produced by third parties that I felt had bearing on the fee negotiation process. I viewed these materials as educational in nature and felt they would aid Trustees in placing their work in context.

B. CMG MANAGEMENT INTERVIEWS

As a starting point of my analysis, I have met with members of CMG staff to gain an understanding of the organizational structure and personnel involved in running the Columbia fund family.

________________________________________________________________________________
                                                  COLUMBIA TAX-EXEMPT BOND FUNDS

I have had general discussions and have received information about the management structure of CMG. My conversations with management have been informative. In addition, I have participated in Board meetings where Trustees and management have discussed issues relating to management agreements and performance of Columbia Funds. When I felt it was appropriate, I added my opinions on particular matters, such as fund performance or fee levels, to the discussion.

C. TRUSTEES' FEE AND PERFORMANCE EVALUATION PROCESS

After making initial requests for information, members of the Trustees of the Columbia Funds met in advance of the October Section 15(c) contract approval meeting to review certain fee, performance and other data for the Columbia Funds and to ask questions and make requests of management. Trustees have developed a process to evaluate the fee and expense levels and performance of Columbia Funds. This process is used to highlight those funds that have been performing poorly, may have had higher management fees or expense ratios, or both.

The process involves providing instructions to Lipper to prepare specific data analyses tailored to the Trustees review framework. These instructions include highlighting funds that hit one or more fee performance "screens." The six screens the Trustees use are as follows:

a. 5th Lipper quintile in actual management fee;

b. 5th Lipper quintile in total expense ratio;

c. Three or more 5th Lipper quintile rankings in the 1-, 3-, 5- or 10-year performance rankings;

d. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (actual management fee) totals a number equal to or higher than 8;

e. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8; and

f. Sum of the Lipper Quintile Rank (3-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8.

If a fund hits one or more of these screens, it is highlighted for additional review by the Trustees. This method is only used as an aid for Trustees to highlight funds and is not the sole test of whether the Board will determine to take particular actions concerning fees or performance. Funds that have not been flagged by this screen also may be singled out for fee and performance reasons, and the Trustees may determine not to take action with respect to the fees or performance of funds that have been flagged by the screen. These screens contribute to the basis for discussions on Trustees' views on the Columbia Funds.

III. FINDINGS

My findings based on my work as IFC are as follows:

1. The Trustees have the relevant information necessary to form an opinion on the reasonableness of fees and evaluate the performance of the Columbia Funds. The process the Trustees used in preparing to reach their determination has been open and informative. In my view, the 2005 process by which the management fees of the Columbia Funds have been negotiated thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

2. Columbia Funds demonstrated a range of performance relative to their peers. I find that across the fund complex, 54.26 percent of Columbia Funds have performance higher than the median of their respective Lipper performance universe, and 42.55 percent of Columbia Funds have performance higher than the median of their respective Lipper performance group. In addition, Lipper performance universe and group comparison showed that Columbia Funds were distributed roughly evenly across these quintiles. The Trustees have worked with management to address issues of funds that have demonstrated consistent or significant underperformance.

3. Columbia Funds demonstrate a range of management fees and expense ratios relative to their peers. I find that across the fund complex, 58.51 percent of Columbia Funds have expenses below the median of their Lipper expense universe, and 53.19 percent of Columbia Funds have expenses below the median of their Lipper expense group. In addition, Lipper expense universe and group comparisons show that Columbia Funds are distributed roughly evenly across these quintiles. The

________________________________________________________________________________
                                                  COLUMBIA TAX-EXEMPT BOND FUNDS

Trustees have taken steps to limit shareholder expenses for certain funds having management fees significantly above their peers, often though the use of fee waivers to which CMG has agreed.

Consolidation of various funds and fund families managed by CMG has resulted in substantial savings in non-advisory expenses.

4. Profitability to CMG of the individual funds ranges widely, but the overall profitability to CMG of its relationship with the Columbia Funds appears to fall within a reasonable range. The method of cost allocation to funds is addressed in the material provided by CMG to the Trustees, but additional information may be necessary to make a judgment on fund level profitability. My review of profitability and cost allocation is ongoing, and I plan to continue to develop my views with regard to fund level profitability.

5. Columbia Funds have instituted fee schedules with breakpoints designed to enable investors to benefit from fund economies of scale, although 71% of the funds have not yet reached their first breakpoint. My analysis of the appropriateness of the breakpoint levels, which I expect will take into account the cost and profitability of the individual funds, is ongoing.

My work is ongoing and my views may develop over time in light of new information and analysis.

Respectfully submitted,
Erik R. Sirri

IMPORTANT INFORMATION ABOUT THIS REPORT ________________________________________
                                                  COLUMBIA TAX-EXEMPT BOND FUNDS


TRANSFER AGENT

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

DISTRIBUTOR

Columbia Management
Distributors, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
125 High Street
Boston MA 02110


The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Tax-Exempt Bond Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the funds use to determine how to vote proxies relating to its portfolio securities and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

--------------------------------------------------------------------------------
[PHOTO OF EDELIVERY]


Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.


--------------------------------------------------------------------------------

COLUMBIA TAX-EXEMPT BOND FUNDS  ANNUAL REPORT, OCTOBER 31, 2005

                                                                  --------------
                                                                    PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                  Holliston, MA
                                                                  Permit NO. 20
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COLUMBIA MANAGEMENT(R)

(C)2005 COLUMBIA MANAGEMENT DISTRIBUTORS, INC.
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
800.345.6611  WWW.COLUMBIAFUNDS.COM


                                              SHC-42/91902-1005 (12/05) 05/8880

                                    [PHOTO]


                     COLUMBIA CONNECTICUT TAX-EXEMPT FUND

                        Annual Report October 31, 2005

            PRESIDENT'S MESSAGE
                                ------------------------------------
                                Columbia Connecticut Tax-Exempt Fund

[PHOTO]



Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund manager on key factors that influenced performance. We encourage you to read the manager report carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

/s/
Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.
Table of Contents


                        Performance Information.... 1

                        Fund Profile............... 2

                        Understanding Your Expenses 3

                        Economic Update............ 4

                        Portfolio Manager's Report. 5

                          Investment Portfolio..... 7

                    Statement of Assets and Liabilities.. 17

                    Statement of Operations.............. 18

                    Statement of Changes in Net Assets... 19

                    Notes to Financial Statements........ 20

                    Financial Highlights................. 26

                  Report of Independent
                  Registered Public Accounting Firm...... 29

                  Unaudited Information.................. 30

                  Trustees............................... 31

                  Officers............................... 33

                  Board Consideration and Approval of
                  Investment Advisory Agreements......... 34

                  Summary of Management
                  Fee Evaluation by Independent
                  Fee Consultant......................... 37

                  Important Information About This
                  Report................................. 41

The views expressed in the President's Message and Portfolio Manager's Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

                           --------------------------
                           Not FDIC  May Lose Value
                           Insured  -----------------
                                    No Bank Guarantee
                           -        -----------------

                  PERFORMANCE INFORMATION
                                                   -----------------------------
                          Columbia Connecticut Tax-Exempt Fund

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Performance of a $10,000 investment 11/01/95 - 10/31/05 ($)

                          sales charge without  with
                          ---------------------------
                          Class A      17,068  16,258
                          ---------------------------
                          Class B      15,842  15,842
                          ---------------------------
                          Class C      16,237  16,237

Growth of a $10,000 investment 11/01/95 - 10/31/05

                                    [CHART]

                                                             Lehman Brothers
                  Class A shares          Class A shares     Municipal Bond
               without sales charge     with sales charge        Index
               --------------------     -----------------   ----------------
                      $10,000                $9,525             $10,000
    11/1/1995          10,191                 9,707              10,166
    12/1/1995          10,316                 9,826              10,264
     1/1/1996          10,374                 9,881              10,342
     2/1/1996          10,283                 9,794              10,271
     3/1/1996          10,136                 9,654              10,140
     4/1/1996          10,126                 9,645              10,111
     5/1/1996          10,130                 9,649              10,107
     6/1/1996          10,230                 9,744              10,218
     7/1/1996          10,331                 9,841              10,309
     8/1/1996          10,321                 9,831              10,307
     9/1/1996          10,451                 9,955              10,452
    10/1/1996          10,553                10,052              10,570
    11/1/1996          10,741                10,231              10,763
    12/1/1996          10,703                10,194              10,718
     1/1/1997          10,736                10,226              10,738
     2/1/1997          10,855                10,339              10,837
     3/1/1997          10,730                10,220              10,693
     4/1/1997          10,806                10,293              10,783
     5/1/1997          10,954                10,434              10,946
     6/1/1997          11,075                10,549              11,063
     7/1/1997          11,342                10,803              11,369
     8/1/1997          11,257                10,722              11,262
     9/1/1997          11,393                10,852              11,396
    10/1/1997          11,470                10,925              11,469
    11/1/1997          11,533                10,986              11,537
    12/1/1997          11,688                11,133              11,705
     1/1/1998          11,811                11,250              11,826
     2/1/1998          11,812                11,251              11,830
     3/1/1998          11,813                11,252              11,840
     4/1/1998          11,739                11,181              11,787
     5/1/1998          11,938                11,371              11,973
     6/1/1998          11,985                11,415              12,020
     7/1/1998          12,003                11,433              12,050
     8/1/1998          12,206                11,626              12,237
     9/1/1998          12,376                11,789              12,390
    10/1/1998          12,363                11,776              12,390
    11/1/1998          12,394                11,805              12,433
    12/1/1998          12,441                11,850              12,464
     1/1/1999          12,584                11,986              12,612
     2/1/1999          12,517                11,923              12,557
     3/1/1999          12,488                11,895              12,575
     4/1/1999          12,536                11,940              12,606
     5/1/1999          12,457                11,865              12,533
     6/1/1999          12,296                11,712              12,352
     7/1/1999          12,347                11,760              12,397
     8/1/1999          12,252                11,670              12,298
     9/1/1999          12,236                11,654              12,303
    10/1/1999          12,108                11,533              12,170
    11/1/1999          12,208                11,628              12,299
    12/1/1999          12,144                11,567              12,206
     1/1/2000          12,098                11,523              12,153
     2/1/2000          12,247                11,665              12,294
     3/1/2000          12,484                11,891              12,562
     4/1/2000          12,385                11,796              12,488
     5/1/2000          12,337                11,751              12,423
     6/1/2000          12,660                12,058              12,752
     7/1/2000          12,866                12,255              12,929
     8/1/2000          13,072                12,451              13,128
     9/1/2000          13,004                12,386              13,060
    10/1/2000          13,144                12,520              13,202
    11/1/2000          13,249                12,620              13,303
    12/1/2000          13,596                12,951              13,631
     1/1/2001          13,704                13,053              13,766
     2/1/2001          13,787                13,133              13,810
     3/1/2001          13,878                13,219              13,935
     4/1/2001          13,679                13,029              13,784
     5/1/2001          13,807                13,151              13,933
     6/1/2001          13,931                13,270              14,026
     7/1/2001          14,163                13,490              14,234
     8/1/2001          14,413                13,729              14,469
     9/1/2001          14,396                13,712              14,420
    10/1/2001          14,612                13,918              14,591
    11/1/2001          14,450                13,763              14,469
    12/1/2001          14,339                13,658              14,331
     1/1/2002          14,558                13,866              14,579
     2/1/2002          14,760                14,059              14,754
     3/1/2002          14,430                13,744              14,465
     4/1/2002          14,741                14,041              14,747
     5/1/2002          14,796                14,093              14,837
     6/1/2002          14,944                14,234              14,994
     7/1/2002          15,128                14,409              15,188
     8/1/2002          15,291                14,565              15,370
     9/1/2002          15,606                14,865              15,706
    10/1/2002          15,355                14,625              15,446
    11/1/2002          15,253                14,529              15,381
    12/1/2002          15,630                14,888              15,705
     1/1/2003          15,510                14,773              15,666
     2/1/2003          15,809                15,058              15,885
     3/1/2003          15,822                15,070              15,895
     4/1/2003          15,950                15,192              16,000
     5/1/2003          16,349                15,572              16,374
     6/1/2003          16,264                15,491              16,305
     7/1/2003          15,597                14,856              15,735
     8/1/2003          15,747                14,999              15,853
     9/1/2003          16,268                15,495              16,319
    10/1/2003          16,162                15,394              16,237
    11/1/2003          16,372                15,595              16,406
    12/1/2003          16,480                15,697              16,542
     1/1/2004          16,513                15,729              16,637
     2/1/2004          16,825                16,026              16,886
     3/1/2004          16,694                15,901              16,827
     4/1/2004          16,155                15,388              16,428
     5/1/2004          16,123                15,357              16,369
     6/1/2004          16,192                15,423              16,428
     7/1/2004          16,404                15,625              16,645
     8/1/2004          16,757                15,961              16,978
     9/1/2004          16,822                16,023              17,068
    10/1/2004          16,955                16,150              17,215
    11/1/2004          16,757                15,961              17,073
    12/1/2004          16,968                16,162              17,282
     1/1/2005          17,081                16,270              17,442
     2/1/2005          16,965                16,159              17,385
     3/1/2005          16,763                15,967              17,275
     4/1/2005          17,090                16,278              17,548
     5/1/2005          17,247                16,428              17,673
     6/1/2005          17,342                16,519              17,782
     7/1/2005          17,181                16,365              17,702
     8/1/2005          17,404                16,578              17,881
     9/1/2005          17,243                16,424              17,761
    10/1/2005          17,068                16,258              17,652

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Connecticut Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax exempt bonds with a maturity of at least one year. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.
Average annual total return as of 10/31/05 (%)

             Share class        A             B             C
             ------------------------------------------------------
             Inception      11/01/91      06/08/92      08/01/97
             ------------------------------------------------------
             Sales charge without with  without with  without with
             ------------------------------------------------------
             1-year        0.72   -4.07  -0.03  -4.86  0.27   -0.70
             ------------------------------------------------------
             5-year        5.38    4.36   4.60   4.26  4.91    4.91
             ------------------------------------------------------
             10-year       5.49    4.98   4.71   4.71  4.97    4.97
             ------------------------------------------------------

Average annual total return as of 09/30/05 (%)

             Share class        A             B            C
             -----------------------------------------------------
             Sales charge without with  without with  without with
             -----------------------------------------------------
             1-year        2.49   -2.38  1.72   -3.19  2.03   1.05
             -----------------------------------------------------
             5-year        5.81    4.78  5.02    4.69  5.34   5.34
             -----------------------------------------------------
             10-year       5.75    5.24  4.97    4.97  5.22   5.22
             -----------------------------------------------------

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.
PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND THE FEES ASSOCIATED WITH EACH CLASS.
Class C is a newer class of shares. Its performance information includes returns of the fund's class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns because class B and class C shares generally have similar expense structures. Class A shares were initially offered on November 1, 1991, class B shares were initially offered on June 8, 1992, and class C shares were initially offered on August 1, 1997.

               FUND PROFILE
                            ------------------------------------
                            Columbia Connecticut Tax-Exempt Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.
Quality breakdown as of 10/31/05 (%)

                              AAA             74.0
                              --------------------
                              AA              14.8
                              --------------------
                              A                4.0
                              --------------------
                              BBB              2.5
                              --------------------
                              BB               1.5
                              --------------------
                              Non-rated        0.8
                              --------------------
                              Cash equivalent  2.4
                              --------------------

Top 5 sectors as of 10/31/05 (%)

                         Local general obligations 30.3
                         ------------------------------
                         Education                 13.6
                         ------------------------------
                         Refunded/escrowed          8.8
                         ------------------------------
                         State general obligations  8.4
                         ------------------------------
                         Special non-property tax   7.6
                         ------------------------------

Maturity breakdown as of 10/31/05 (%)

                             1-3 years          0.8
                             ----------------------
                             3-5 years          0.8
                             ----------------------
                             5-7 years         23.0
                             ----------------------
                             7-10 years        23.2
                             ----------------------
                             10-15 years       22.3
                             ----------------------
                             15-20 years        8.7
                             ----------------------
                             20-25 years       14.2
                             ----------------------
                             25 years and over  4.6
                             ----------------------
                             Cash equivalent    2.4
                             ----------------------


Sector breakdowns are calculated as a percentage of net assets. Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies:
Standard and Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd.
Management Style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Summary

.. For the 12-month period ended October 31, 2005, the fund's class A shares returned 0.72% without sales charge.

..  Bonds of lower quality and longer maturities led over this reporting period.

.. We believe that the fund's focus on higher quality and intermediate maturities held back performance relative to its Lipper peer group.

                                  [FLOW CHART]



The Lehman Brothers Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. It is unmanaged and unavailable for investment.

                                   Objective
Seeks as high a level of after-tax total return as is consistent with prudent risk

                               Total Net Assets
                                $152.4 million

Management Style

 LOGO

              UNDERSTANDING YOUR EXPENSES
                                                     ----------------------------------
                             Columbia Connecticut Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..  For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

.. For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.
As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

05/01/05 - 10/31/05

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
         Actual     Hypothetical    Actual  Hypothetical  Actual  Hypothetical
-------------------------------------------------------------------------------------------------
Class A 1,000.00      1,000.00      999.19    1,020.97     4.23       4.28            0.84
-------------------------------------------------------------------------------------------------
Class B 1,000.00      1,000.00      995.41    1,017.19     8.00       8.08            1.59
-------------------------------------------------------------------------------------------------
Class C 1,000.00      1,000.00      996.92    1,018.70     6.49       6.56            1.29
-------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the investment advisor, transfer agent and distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

                    ECONOMIC UPDATE
                                               --------------------------------
                       Columbia Connecticut Tax-Exempt Fund

Despite two catastrophic hurricanes, record energy prices and rising interest rates, the US economy moved ahead at a healthy pace during the 12-month period that began November 1, 2004 and ended October 31, 2005. Gross domestic product
(GDP) expanded at an annualized rate of 3.6% as overall job growth helped buoy consumer spending and rising profits boosted business spending. Employment data was solid, even in light of Hurricanes Katrina and Rita. The economy added an average of 158,000 new jobs each month over the 12-month period, despite the loss of 8,000 jobs in September as a direct result of the Gulf Coast floods. In fact, the actual number of jobs lost was a fraction of an earlier estimate -- and considerably lower than originally expected.

Energy prices weighed on economic growth as the period wore on. The first signs of relief came in September as the price of crude oil retreated from a record high of $69.81 a barrel. However, signs of slower growth had already cropped up in retail spending and industrial activity. Consumer confidence readings dipped in July, fell sharply in September and slipped again in October, according to the Conference Board. The decline was generally attributed to the recent hurricanes, expectations of a weakening labor market and sticker shock at the pump and at the season's first delivery of home heating oil.

Despite these setbacks, the latest data on the economy suggests that it has retained its vigor. Although the pace slowed in September, manufacturing activity remained strong, and business activity in non-manufacturing industries continued to expand. With the assistance from insurance funds, federal monies and charitable contributions, the Gulf region is on track to rebuild, which could send a positive ripple throughout the national economy.

Bonds delivered modest gains

The US bond market delivered positive but modest returns as short-term interest rates rose steadily throughout the period and long-term rates edged higher in the final months of the period. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.6% -- approximately one-half percentage point higher than where it started.

In this environment, the Lehman Brothers Aggregate Bond Index returned 1.13% for the 12-month period. High-yield bonds led the fixed income markets despite a setback in the spring, when GM and Ford bonds were downgraded, and again, near the end of the period, as investors appeared to grow more cautious about risk. The Merrill Lynch US High Yield, Cash Pay Index returned 3.96%.

Short-term interest rates moved higher

The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 1.75% to 3.75% in eight quarter-point steps during the 12-month period./1/ In the wake of Hurricanes Katrina and Rita, some market observers speculated that the Fed might curtail its rate hikes. However, Fed chairman Greenspan indicated that inflation was a greater concern than the sustainability of economic growth and we believe that the Fed is likely to continue to raise short-term interest rates into the first half of 2006.

Despite volatility, stocks moved ahead

The S&P 500 Index -- a broad measure of large company stock market performance -- returned 8.72% for this reporting period. The gain masked considerable volatility, which led stocks on a roller coaster ride in response to national and economic events. Early in the period, the presidential election buoyed the stock market. Later in the period, the economy's resilience gave stocks reason to rally again. These rallies, however, were interrupted by declines linked to higher energy prices and interest rates, weakening consumer confidence and dire predictions about the economic impact of the twin storms. Small- and mid-cap stocks outperformed large-cap stocks. Value stocks led growth stocks except among small caps, where growth gained a small advantage over value.

Foreign stock markets outperformed the broad US market. The MSCI EAFE Index, which measures stock market performance in developed markets outside the United States, returned 18.09% for the 12-month period./2/

/1/The federal funds rate was raised to 4.0% on November 1, 2005.
/2/The MSCI EAFE Index is an unmanaged market-weighted index composed of companies representative of the market structure of 21 developed market countries in Europe, Australasia and the Far East.
Summary
For the 12-month period ended October 31, 2005

..  Investment-grade bonds chalked up modest gains as measured by the Lehman
   Brothers Aggregate Bond Index. High-yield bonds led the fixed income markets, as measured by the Merrill Lynch US High Yield, Cash Pay Index.

                                  [FLOW CHART]



.. Despite bouts of volatility, the broad stock market generated a solid return for the period. The S&P 500 Index returned 8.72%. As the economy expanded, mid-cap value stocks were the market's strongest performers, as measured by the Russell MidCap Value Index.

 LOGO

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated non-convertible investment grade debt issues.
The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.
The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks.
The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values.

               PORTFOLIO MANAGER'S REPORT
                                                     ----------------------------------
                             Columbia Connecticut Tax-Exempt Fund

For the 12-month period ended October 31, 2005, Columbia Connecticut Tax-Exempt Fund class A shares returned 0.72% without sales charge. This was less than the 2.54% return of the Lehman Brothers Municipal Bond Index and the 1.53% average return of the fund's peer group, the Lipper Connecticut Municipal Debt Funds Category./3/ Expenses generally accounted for some of the performance difference between the fund and the index. The fund incurs management and operational expenses, which the index does not incur. We believe that the fund had less exposure to longer-term and lower quality bonds than many in its peer group. Bonds in those categories outperformed bonds with intermediate maturities and issues with higher quality ratings, helping to account for the fund's performance shortfall.

Higher short-term rates pressured intermediate-term issues

Because we expected economic growth to slow somewhat and the Fed to near the end of its cycle of short-term interest rate hikes, we emphasized bonds that we thought would be the beneficiaries of that scenario: bonds in the 5-15 year maturity range. However, economic growth remained steady, despite two natural disasters and rising energy prices, and the Federal Reserve Board continued to raise short-term interest rates throughout the period. As a result, the segment of the municipal market that we emphasized came under relative pressure and the fund's positioning detracted from performance.

Signs of stability in Connecticut economy

Higher household incomes and modestly stronger corporate profits have helped stabilize Connecticut's economy and bolster revenue flows to the state's treasury. Better times on Wall Street have also benefited the state. Stock-related income -- dividends and capital gains that slumped during the early 2000s -- has rebounded in tandem with the financial markets. Based on Connecticut's healthier balance sheet and currently stable outlook, major bond rating services have reaffirmed their solid ratings: 'AA3' (Moody's Investors Service); 'AA' (Standard and Poor's); and 'AA' (Fitch Ratings).

Connecticut's residents are among the nation's wealthiest and the state's underlying economic resources are strong. But leaders face several challenges if they hope to build on current momentum and achieve higher ratings. For example, a realistic plan to cut the state's high debt levels is not yet in place. In addition, reserves are insufficient to meet the state's needs during an economic downturn, should one occur. And Connecticut's reliance on one-time revenue-enhancing events is a continuing cause for concern.

/3/Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Net asset value per share as of 10/31/05 ($)

                                  Class A 7.91
                                  ------------
                                  Class B 7.91
                                  ------------
                                  Class C 7.91

Distributions declared per share 11/01/04 - 10/31/05 ($)

                                  Class A 0.34
                                  ------------
                                  Class B 0.28
                                  ------------
                                  Class C 0.30

Distributions include $0.05 per share of taxable realized gains. A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

--------------------------------------------------------------------------------
                                          Columbia Connecticut Tax-Exempt Fund

We also believe that additional job creation is essential for continued progress. Despite rising tax receipts from households and corporations, Connecticut's job growth has lagged the nation as a whole. The state's unemployment rate reached a two-year high earlier this year. And with the proximity of Wall Street, the jobs of thousands of the state's white-collar workers are tied to the unpredictable financial services industry. Stimulating employment growth in less-volatile sectors will be another test for Connecticut's leaders.

Looking ahead

In Connecticut as elsewhere in the country, we believe that higher energy prices at home and at the pump are likely to eat into consumer spending at a time when debts are high and short term interest rates are likely to rise a bit more causing economic growth to slow. We have positioned the portfolio for that likelihood, expecting yields on the intermediate-terms bonds that are the fund's focus to stabilize or even decline. However, we may reassess our strategy if the economy maintains its current growth rate or accelerates, or if inflation begins to move meaningfully higher.

                     Gary Swayze has managed Columbia Connecticut
                     Tax-Exempt Fund since November 1997 and has been
                     with the advisor or its predecessors or affiliate
                     organizations since 1997.
         [PHOTO]     /s/ Gary Swayze

         Gary Swayze


Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.


SEC yields as of 10/31/05 (%)

                                  Class A 3.06
                                  ------------
                                  Class B 2.46
                                  ------------
                                  Class C 2.76

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

Taxable-equivalent SEC yields as of 10/31/05 (%)

                                  Class A 4.93
                                  ------------
                                  Class B 3.96
                                  ------------
                                  Class C 4.45

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate and applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

We have positioned the portfolio with the expectation that yields on intermediate- terms bonds, which are the fund's focus, could stabilize or even decline.

           INVESTMENT PORTFOLIO
                                ------------------------------------
           October 31, 2005     Columbia Connecticut Tax-Exempt Fund

Municipal Bonds - 96.7%

EDUCATION - 15.3%
Education - 13.6%                                                         Par ($)  Value ($)
-------------------------------------------- -------------------------- --------- ----------
CT Health & Educational Facilities Authority Connecticut College:
                                              Series 2000 D-1,
                                                Insured: MBIA
                                                5.750% 07/01/30         2,000,000  2,184,700
                                               Series 2002 E,
                                                Insured: MBIA
                                                5.250% 07/01/22           400,000    429,524
                                             St. Joseph College,
                                              Series 1999 A,
                                                Insured: RAD:
                                                5.250% 07/01/13           450,000    472,113
                                                5.250% 07/01/14           475,000    498,342
                                             Trinity College:
                                              Series 1998 F,
                                                Insured: MBIA
                                                5.500% 07/01/21         2,000,000  2,283,720
                                               Series 2001 G,
                                                Insured: AMBAC
                                                5.000% 07/01/21         1,000,000  1,048,820
                                             University of Connecticut,
                                              Series 2000 A:
                                                5.250% 05/15/15         1,500,000  1,614,075
                                                Insured: FGIC:
                                                5.250% 11/15/14         2,135,000  2,330,523
                                                5.250% 11/15/18         2,095,000  2,270,226
                                             University of Hartford,
                                              Series 2002,
                                                Insured: RAD
                                                5.375% 07/01/15         1,875,000  1,999,144
                                             Yale University:
                                              Series 2002 W,
                                                5.125% 07/01/27         2,000,000  2,085,620
                                               Series 2003 X-1,
                                                5.000% 07/01/42         2,500,000  2,568,725
                                               Series 2005 Y-1,
                                                5.000% 07/01/35         1,000,000  1,040,370
                                             -------------------------- --------- ----------
                                                                  Education Total 20,825,902
Prep School - 1.7%
                                             -------------------------- --------- ----------
CT Health & Educational Facilities Authority Brunswick School,
                                              Series 2003 B,
                                                Insured: MBIA
                                                5.000% 07/01/33           670,000    691,038
                                             Loomis Chaffee School,
                                              Series 2001 E,
                                                5.250% 07/01/21         1,765,000  1,863,275
                                             -------------------------- --------- ----------
                                                                Prep School Total  2,554,313
                                                                                  ----------
                                                                  EDUCATION TOTAL 23,380,215

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             October 31, 2005 Columbia Connecticut Tax-Exempt Fund

Municipal Bonds - (continued)

HEALTH CARE - 2.6%
Health Services - 0.2%                                                          Par ($) Value ($)
-------------------------------------------- -------------------------------- --------- ---------
CT Health & Educational Facilities Authority Village for Families & Children,
                                              Series 2002 A,
                                                Insured: AMBAC
                                                5.000% 07/01/23                 255,000   264,178
                                             -------------------------------- --------- ---------
                                                                  Health Services Total   264,178
Hospitals - 1.4%
                                             -------------------------------- --------- ---------
CT Health & Educational Facilities Authority Catholic Health East,
                                              Series 1999 F,
                                                Insured: MBIA
                                                5.750% 11/15/29               1,000,000 1,083,680
                                             Danbury Hospital,
                                              Series 1991 E,
                                                Insured: MBIA
                                                6.500% 07/01/14                 230,000   234,678
                                             Hospital For Special Care,
                                              Series 1997 B,
                                                5.375% 07/01/17                 800,000   784,688
                                             -------------------------------- --------- ---------
                                                                        Hospitals Total 2,103,046
Intermediate Care Facilities - 0.3%
                                             -------------------------------- --------- ---------
                CT Housing Finance Authority Series 2000,
                                              Insured: AMBAC
                                                5.850% 06/15/30                 500,000   526,730
                                             -------------------------------- --------- ---------
                                                     Intermediate Care Facilities Total   526,730
Nursing Homes - 0.7%
                                             -------------------------------- --------- ---------
                    CT Development Authority Mary Wade Home,
                                              Series 1999 A,
                                                6.375% 12/01/18               1,000,000 1,078,150
                                             -------------------------------- --------- ---------
                                                                    Nursing Homes Total 1,078,150
                                                                                        ---------
                                                                      HEALTH CARE TOTAL 3,972,104

HOUSING - 0.5%
Multi - Family - 0.5%
                                             -------------------------------- --------- ---------
              CT Greenwich Housing Authority Greenwich Close Apartments,
                                              Series 1997 A,
                                                6.350% 09/01/27                 750,000   788,782
                                             -------------------------------- --------- ---------
                                                                   Multi - Family Total   788,782
                                                                                        ---------
                                                                          HOUSING TOTAL   788,782

OTHER - 11.4%
Other - 0.7%
                                             -------------------------------- --------- ---------
            CT Bradley International Airport Series 2000 A, AMT,
                                              Insured: ACA
                                                6.600% 07/01/24               1,000,000 1,083,610
                                             -------------------------------- --------- ---------
                                                                            Other Total 1,083,610

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             October 31, 2005 Columbia Connecticut Tax-Exempt Fund

Municipal Bonds - (continued)

OTHER - (continued)
Pool / Bond Bank - 1.9%                                                           Par ($)  Value ($)
--------------------------------------------------- --------------------------  --------- ----------
                                      CT Government Series 2003 A,
                                                       5.000% 10/01/12          2,630,000  2,834,403
                                                    --------------------------  --------- ----------
                                                                  Pool / Bond Bank Total   2,834,403
Refunded / Escrowed (a) -- 8.8%
                                                    --------------------------  --------- ----------
     CT Development Authority Sewer Sludge Disposal New Haven Residuals LP,
                                         Facilities  Series 1996, AMT,
                                                       Escrowed to Maturity,
                                                       8.250% 12/01/06            450,000    464,737
                                                    --------------------------  --------- ----------
                                      CT Government Series 1993 B,
                                                     Escrowed to Maturity,
                                                       5.400% 09/15/09             25,000     26,846
                                                    Series 2002 F,
                                                     Pre-refunded 10/15/12,
                                                       Insured: FSA
                                                       5.000% 10/15/19          1,730,000  1,860,200
                                                    --------------------------  --------- ----------
       CT Health & Educational Facilities Authority State University,
                                                     Series 2003 E,
                                                       Pre-refunded 11/01/12,
                                                        Insured: FGIC
                                                       5.000% 11/01/14          2,060,000  2,206,775
                                                    University of Connecticut,
                                                     Series 2002 A,
                                                       Pre-refunded 04/01/12,
                                                        Insured: FGIC
                                                       5.375% 04/01/16          1,200,000  1,311,684
                                                    --------------------------  --------- ----------
                                       CT New Haven Series 2002 A,
                                                     Pre-refunded 11/01/11,
                                                       Insured: AMBAC:
                                                       5.250% 11/01/15          1,885,000  2,049,372
                                                       5.250% 11/01/16          2,000,000  2,174,400
                                                    --------------------------  --------- ----------
                                  CT North Branford Series 2001,
                                                     Pre-refunded 10/01/10,
                                                       Insured: MBIA
                                                       5.000% 10/01/15             50,000     53,758
                                                    --------------------------  --------- ----------
                                         CT Seymour Series 2001 B,
                                                     Pre-refunded 08/01/11,
                                                       Insured: MBIA
                                                       5.250% 08/01/16            850,000    915,348
                                                    --------------------------  --------- ----------
                                       CT Waterbury Series 2002 A,
                                                     Pre-refunded 04/01/12,
                                                       Insured: FSA
                                                       5.375% 04/01/16          1,655,000  1,809,031
                                                    --------------------------  --------- ----------
PR Commonwealth of Puerto Rico Public Finance Corp. Series 2002 E,
                                                     Escrowed to Maturity,
                                                       Insured: AMBAC
                                                       5.500% 08/01/27            450,000    515,380
                                                    --------------------------  --------- ----------
                                                               Refunded / Escrowed Total  13,387,531
                                                                                          ----------
                                                                             OTHER TOTAL  17,305,544

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             October 31, 2005 Columbia Connecticut Tax-Exempt Fund

Municipal Bonds - (continued)
OTHER REVENUE - 0.8%
Recreation - 0.8%                                                     Par ($) Value ($)
-------------------------------------------- ---------------------- --------- ---------
CT Health & Educational Facilities Authority Loomis Chaffee School,
                                              Series 2005 F,
                                                Insured: AMBAC
                                                5.250% 07/01/26     1,045,000 1,161,664
                                             ---------------------- --------- ---------
                                                             Recreation Total 1,161,664
                                                                              ---------
                                                          OTHER REVENUE TOTAL 1,161,664
                                             ---------------------- --------- ---------
RESOURCE RECOVERY - 1.0%
Resource Recovery - 1.0%
                                             ---------------------- --------- ---------
              CT Resource Recovery Authority American Re-Fuel Co.,
                                              Series 2001 AII, AMT,
                                                5.500% 11/15/15     1,500,000 1,533,510
                                             ---------------------- --------- ---------
                                                      Resource Recovery Total 1,533,510
                                                                              ---------
                                                      RESOURCE RECOVERY TOTAL 1,533,510
                                             ---------------------- --------- ---------
TAX-BACKED - 53.0%
Local Appropriated - 2.0%
                                             ---------------------- --------- ---------
                                CT Naugatuck Series 2002 A, AMT,
                                              Insured: AMBAC:
                                                5.000% 06/15/15     1,405,000 1,455,355
                                                5.000% 06/15/16     1,475,000 1,523,587
                                             ---------------------- --------- ---------
                                                     Local Appropriated Total 2,978,942
Local General Obligations - 30.3%
                                             ---------------------- --------- ---------
                                 CT Branford Series 2001,
                                              Insured: MBIA
                                                5.000% 05/15/15       500,000   534,710
                                             ---------------------- --------- ---------
                               CT Bridgeport Series 1997 A:
                                              Insured: AMBAC
                                                6.250% 03/01/12     2,465,000 2,825,851
                                               Insured: MBIA
                                                5.500% 08/15/19     1,500,000 1,695,705
                                             ---------------------- --------- ---------
                                 CT Cheshire Series 2000 B,
                                                5.000% 08/01/14     1,720,000 1,853,334
                                             ---------------------- --------- ---------
                                  CT Danbury Series 1992,
                                                5.625% 08/15/11       690,000   764,023
                                             Series 1994:
                                                4.500% 02/01/12     1,280,000 1,342,067
                                                4.500% 02/01/13     1,280,000 1,341,466
                                             Series 2004,
                                              Insured: FGIC
                                                4.750% 08/01/16     1,270,000 1,344,778
                                             ---------------------- --------- ---------
                            CT East Hartford Series 2003,
                                              Insured: FGIC
                                                5.250% 05/01/15     1,000,000 1,104,400
                                             ---------------------- --------- ---------
                               CT East Haven Series 2003,
                                              Insured: MBIA
                                                5.000% 09/01/15       640,000   694,125
                                             ---------------------- --------- ---------

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             October 31, 2005 Columbia Connecticut Tax-Exempt Fund

Municipal Bonds - (continued)

TAX-BACKED - (continued)
Local General Obligations - (continued)                         Par ($) Value ($)
---------------------------------------- ------------------   --------- ---------
                           CT Farmington Series 1993:
                                            5.700% 01/15/12     590,000   657,555
                                            5.700% 01/15/13     570,000   640,230
                                         ------------------   --------- ---------
                               CT Granby Series 1993,
                                          Insured: MBIA:
                                            6.500% 04/01/09     200,000   220,444
                                            6.550% 04/01/10     175,000   197,241
                                         ------------------   --------- ---------
                             CT Hartford Series 2003,
                                          Insured: FSA
                                            5.250% 12/01/11   1,930,000 2,105,283
                                         ------------------   --------- ---------
CT Hartford County Metropolitan District Series 1991,
                                            6.200% 11/15/10     220,000   248,030
                                         Series 1993:
                                            5.200% 12/01/12     600,000   652,302
                                            5.200% 12/01/13     500,000   544,135
                                            5.625% 02/01/11     600,000   655,362
                                            5.625% 02/01/12     600,000   661,248
                                            5.625% 02/01/13     600,000   665,214
                                         ------------------   --------- ---------
                            CT Montville Series 1993,
                                            6.300% 03/01/12     335,000   384,815
                                         ------------------   --------- ---------
                          CT New Britain Series 1992,
                                          Insured: MBIA
                                            6.000% 02/01/08     400,000   424,372
                                         Series 1993 A,
                                          Insured: MBIA
                                            6.000% 10/01/12   2,000,000 2,236,120
                                         Series 1993 B,
                                          Insured: MBIA
                                            6.000% 03/01/12   1,000,000 1,112,100
                                         ------------------   --------- ---------
                            CT New Haven Series 2002 B,
                                          Insured: FGIC
                                            5.000% 11/01/16   2,240,000 2,366,627
                                         Series 2002 C,
                                          Insured: MBIA
                                            5.000% 11/01/20   1,475,000 1,547,319
                                         ------------------   --------- ---------
                           CT New London Series 2003 C,
                                          Insured: AMBAC
                                            5.000% 02/01/13   1,645,000 1,775,794
                                         ------------------   --------- ---------
                          CT New Milford Series 2004,
                                          Insured: AMBAC
                                            5.000% 01/15/17   1,025,000 1,113,878
                                         ------------------   --------- ---------
                       CT North Branford Unrefunded,
                                          Series 2001,
                                            Insured: MBIA
                                            5.000% 10/01/15     825,000   875,300
                                         ------------------   --------- ---------

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             October 31, 2005 Columbia Connecticut Tax-Exempt Fund

Municipal Bonds - (continued)

TAX-BACKED - (continued)
Local General Obligations - (continued)                                           Par ($)  Value ($)
------------------------------------------------ ------------------------------ --------- ----------
                                   CT Plainville Series 2002,
                                                  Insured: FGIC:
                                                    5.000% 12/01/15               400,000    427,428
                                                    5.000% 12/01/16               500,000    531,945
                                                 ------------------------------ --------- ----------
              CT Regional School District No. 14 Series 1991,
                                                    6.100% 12/15/06               285,000    294,513
                                                 ------------------------------ --------- ----------
                                     CT Stamford Series 2003,
                                                    5.250% 07/15/12             1,000,000  1,094,230
                                                 Series 2003 B,
                                                    5.250% 08/15/16             2,750,000  3,051,207
                                                 ------------------------------ --------- ----------
                                CT West Hartford Series 2003,
                                                    5.000% 07/15/12             1,285,000  1,387,132
                                                 Series 2005 B,
                                                    5.000% 10/01/24             1,500,000  1,587,720
                                                 ------------------------------ --------- ----------
                                    CT Westbrook Series 1992,
                                                  Insured: MBIA:
                                                    6.300% 03/15/12               265,000    304,591
                                                    6.400% 03/15/09               630,000    691,519
                                                 ------------------------------ --------- ----------
                                     CT Westport Series 2003,
                                                    5.000% 08/15/15             1,000,000  1,085,770
                                                 Series 2003 A,
                                                    4.500% 02/01/14             1,630,000  1,694,434
                                                 ------------------------------ --------- ----------
PR Commonwealth of Puerto Rico Municipal Finance Series 1999 A,
                                          Agency  Insured: FSA
                                                    5.500% 08/01/23               350,000    376,684
                                                 Series 2002 A,
                                                  Insured: FSA
                                                    5.250% 08/01/18             1,000,000  1,081,230
                                                 ------------------------------ --------- ----------
                                                          Local General Obligations Total 46,192,231
Special Non-Property Tax - 7.6%
                                                 ------------------------------ --------- ----------
               CT Special Tax Obligation Revenue Transportation Infrastructure:
                                                  Series 1992 B,
                                                    6.125% 09/01/12             3,600,000  4,039,848
                                                   Series 2002 B,
                                                    Insured: AMBAC
                                                    5.000% 12/01/21             1,500,000  1,574,595
                                                   Series 2004 B,
                                                    Insured: AMBAC
                                                    5.250% 07/01/18             2,000,000  2,217,000
                                                 ------------------------------ --------- ----------
        PR Commonwealth of Puerto Rico Highway & Series 2002 E,
                        Transportation Authority  Insured: FSA
                                                    5.500% 07/01/21             1,000,000  1,136,930
                                                 Series 2005 L,
                                                  Insured: AMBAC
                                                    5.250% 07/01/38             2,000,000  2,229,460
                                                 ------------------------------ --------- ----------

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             October 31, 2005 Columbia Connecticut Tax-Exempt Fund

Municipal Bonds - (continued)

TAX-BACKED - (continued)
Special Non-Property Tax - (continued)                                           Par ($)  Value ($)
--------------------------------------------------- -------------------------- --------- ----------
      PR Commonwealth of Puerto Rico Infrastructure Series 2005 A,
            Financing Authority Special Tax Revenue  Insured: AMBAC
                                                       (b) 07/01/35            2,000,000    460,900
                                                    -------------------------- --------- ----------
                                                          Special Non-Property Tax Total 11,658,733
State Appropriated - 4.7%
                                                    -------------------------- --------- ----------
                           CT Development Authority Series 1993 A,
                                                       5.250% 11/15/11           750,000    797,423
                                                    -------------------------- --------- ----------
       CT Health & Educational Facilities Authority University of Connecticut,
                                                     Series 2004 A,
                                                       Insured: MBIA
                                                       5.000% 01/15/16         2,000,000  2,135,720
                                                    -------------------------- --------- ----------
                        CT Juvenile Training School Series 2001,
                                                       4.750% 12/15/25         3,000,000  3,026,910
                                                    -------------------------- --------- ----------
PR Commonwealth of Puerto Rico Public Finance Corp. Unrefunded,
                                                     Series 2002 E,
                                                       Insured: AMBAC
                                                       5.500% 08/01/27         1,050,000  1,205,746
                                                    -------------------------- --------- ----------
                                                                State Appropriated Total  7,165,799
State General Obligations - 8.4%
                                                    -------------------------- --------- ----------
                                           CT State Series 1990 B,
                                                       (b) 11/15/10            1,450,000  1,205,414
                                                    Series 2001,
                                                     Insured: FSA
                                                       5.500% 12/15/14         1,500,000  1,681,695
                                                    Series 2001 C,
                                                     Insured: FSA
                                                       5.500% 12/15/15         1,500,000  1,687,170
                                                    Series 2002 E,
                                                     Insured: FSA
                                                       5.375% 11/15/14         1,250,000  1,369,687
                                                    Series 2005 B,
                                                     Insured: AMBAC
                                                       5.250% 06/01/20           400,000    443,592
                                                    -------------------------- --------- ----------
                     PR Commonwealth of Puerto Rico Public Improvement:
                                                     Series 2001,
                                                       Insured: FSA
                                                       5.500% 07/01/16         1,250,000  1,402,200
                                                      Series 2001 A,
                                                       Insured: MBIA
                                                       5.500% 07/01/20         1,500,000  1,701,225
                                                    -------------------------- --------- ----------
           PR Commonwealth of Puerto Rico Highway & Series 1993 X,
                           Transportation Authority  Insured: FSA
                                                       5.500% 07/01/13         3,000,000  3,324,870
                                                    -------------------------- --------- ----------
                                                         State General Obligations Total 12,815,853
                                                                                         ----------
                                                                        TAX-BACKED TOTAL 80,811,558

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             October 31, 2005 Columbia Connecticut Tax-Exempt Fund

Municipal Bonds - (continued)

TRANSPORTATION - 1.6%
Airports - 1.2%                                                                 Par ($) Value ($)
--------------------------------------------- ------------------------------- --------- ---------
             CT Bradley International Airport Series 2001 A, AMT,
                                               Insured: FGIC
                                                 5.250% 10/01/16              1,795,000 1,883,170
                                              ------------------------------- --------- ---------
                                                                         Airports Total 1,883,170
Transportation - 0.4%
                                              ------------------------------- --------- ---------
     CT New Haven Air Rights Parking Facility Series 2002, AMT,
                                               Insured: AMBAC
                                                 5.375% 12/01/15                500,000   554,030
                                              ------------------------------- --------- ---------
                                                                   Transportation Total   554,030
                                                                                        ---------
                                                                   TRANSPORTATION TOTAL 2,437,200

UTILITIES - 10.5%
Independent Power Producers - 0.3%
                                              ------------------------------- --------- ---------
   PR Commonwealth of Puerto Rico Industrial, AES Project,
Tourist, Educational, Medical & Environmental  Series 2000, AMT,
                      Cogeneration Facilities    6.625% 06/01/26                495,000   531,823
                                              ------------------------------- --------- ---------
                                                      Independent Power Producers Total   531,823
Investor Owned - 2.1%
                                              ------------------------------- --------- ---------
                     CT Development Authority Pollution Control Revenue,
                                               Connecticut Light & Power Co.:
                                                 Series 1993 A,
                                                 5.850% 09/01/28              2,000,000 2,132,180
                                                 Series 1993 B, AMT,
                                                 5.950% 09/01/28              1,000,000 1,068,100
                                              ------------------------------- --------- ---------
                                                                   Investor Owned Total 3,200,280
Municipal Electric - 4.7%
                                              ------------------------------- --------- ---------
PR Commonwealth of Puerto Rico Electric Power Series 2002 JJ,
                                    Authority  Insured: MBIA
                                                 5.250% 07/01/15              2,000,000 2,207,120
                                              Series 2002 KK,
                                               Insured: MBIA
                                                 5.500% 07/01/15              2,000,000 2,246,980
                                              Series 2003 NN,
                                               Insured: MBIA
                                                 5.250% 07/01/19              2,500,000 2,762,475
                                              ------------------------------- --------- ---------
                                                               Municipal Electric Total 7,216,575

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             October 31, 2005 Columbia Connecticut Tax-Exempt Fund

Municipal Bonds - (continued)

UTILITIES - (continued)
Water & Sewer - 3.4%                                                         Par ($)   Value ($)
-------------------------------------------- ----------------------------- --------- -----------
   CT South Central Regional Water Authority Series 1999 15A,
                                              Insured: FGIC
                                                5.125% 08/01/29(c)         3,000,000   3,167,910
                                             Series 2005,
                                              Insured: MBIA
                                                5.000% 08/01/30            1,870,000   1,937,041
                                             ----------------------------- --------- -----------
                                                                 Water & Sewer Total   5,104,951
                                                                                     -----------
                                                                     UTILITIES TOTAL  16,053,629

                                             Total Municipal Bonds
                                             (cost of $141,766,931)                  147,444,206
Investment Company - 0.0%                                                     Shares
-------------------------------------------- ----------------------------- --------- -----------
                                             Dreyfus Connecticut Municipal
                                             Money Market Fund                   476         476
                                             ----------------------------- --------- -----------

                                             Total Investment Company
                                             (cost of $476)                                  476
Short-Term Obligations - 2.4%

VARIABLE RATE DEMAND NOTES (d) - 2.4%                                        Par ($)
-------------------------------------------- ----------------------------- --------- -----------
CT Health & Educational Facilities Authority Yale University,
                                              Series 2005 Y-2,
                                                2.720% 07/01/35            1,500,000   1,500,000
                                             ----------------------------- --------- -----------
FL Pinellas County Health Facility Authority Pooled Hospital Loan Program,
                                              Series 1985,
                                                2.740% 12/01/15              300,000     300,000
                                             ----------------------------- --------- -----------
              IL Health Facilities Authority OSF Healthcare System,
                                              Series 2002,
                                                2.730% 11/15/27              100,000     100,000
                                             ----------------------------- --------- -----------
         IN Educational Facilities Authority DePauw University,
                                              Series 2003,
                                                2.730% 07/01/18              500,000     500,000
                                             ----------------------------- --------- -----------
    MN Higher Education Facilities Authority St. Olaf College,
                                              Series 2002,
                                                2.730% 10/01/20              200,000     200,000
                                             ----------------------------- --------- -----------
                           MS Jackson County Chevron Corp.,
                                              Series 1993,
                                                2.720% 06/01/23              500,000     500,000
                                             ----------------------------- --------- -----------

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             October 31, 2005 Columbia Connecticut Tax-Exempt Fund

        Short-Term Obligations - (continued)

        VARIABLE RATE DEMAND
        NOTES (d) - (continued)                             Par ($)      Value ($)
        ----------------------- ---------------------       ---------- -----------
        MT Forsyth              PacifiCorp,
                                 Series 1988,
                                   2.820% 01/01/18          500,000        500,000
                                ---------------------       ---------- -----------
                                VARIABLE RATE DEMAND NOTES TOTAL         3,600,000

                                Total Short-Term Obligations
                                (cost of $3,600,000)                     3,600,000

                                Total Investments - 99.1%
                                (cost of $145,367,407) (e)             151,044,682

                                Other Assets & Liabilities, Net - 0.9%   1,387,177

                                Net Assets - 100.0%                    152,431,859

                                   NOTES TO INVESTMENT PORTFOLIO:
                                (a)The Fund has been informed that each issuer
                                   has placed direct obligations of the U.S.
                                   Government in an irrevocable trust, solely for the payment of principal and interest.
                                (b)Zero coupon bond.
                                (c)A portion of this security with a market
                                   value of $527,985 is pledged as collateral for open futures contracts.
                                (d)Variable rate demand notes. These securities
                                   are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of October 31, 2005.
                                (e)Cost for federal income tax purposes is
                                   $145,270,257.

   At October 31, 2005, the Fund held the following open long futures contracts:
                         Number of            Aggregate  Expiration  Unrealized
          Type           Contracts   Value    Face Value    Date    Depreciation
   -----------------------------------------------------------------------------
   U.S Treasury Bonds       24     $2,687,250 $2,772,882  Dec-2005    $(85,632)
                                                                    ------------

               At October 31, 2005, the composition of the Fund by revenue source is as follows:
                                                                         % OF
               HOLDINGS BY REVENUE SOURCE (UNAUDITED)                 NET ASSETS
               ---------------------------------------------------------------------------------
                  Tax-Backed                                             53.0%
                  Education                                              15.3
                  Other                                                  11.4
                  Utilities                                              10.5
                  Health Care                                             2.6
                  Transportation                                          1.6
                  Resource Recovery                                       1.0
                  Other Revenue                                           0.8
                  Housing                                                 0.5
                  Investment Company                                      0.0
                  Short-Term Obligations                                  2.4
                  Other Assets & Liabilities, Net                         0.9
                                                                        -----
                                                                        100.0%
                                                                        -----

                   ACRONYM NAME
                   ------------------------------------------
                    ACA    ACA Financial Guaranty Corp.
                    AMBAC  Ambac Assurance Corp.
                    AMT    Alternative Minimum Tax
                    FGIC   Financial Guaranty Insurance Co.
                    FSA    Financial Security Assurance, Inc.
                    MBIA   MBIA Insurance Corp.
                    RAD    Radian Asset Assurance, Inc.

See Accompanying Notes to Financial Statements.

    STATEMENT OF ASSETS AND LIABILITIES
                                        ------------------------------------
    October 31, 2005                    Columbia Connecticut Tax-Exempt Fund

                                                                                   ($)
------------------------- ----------------------------------------------- -----------
                   Assets Investments, at cost                            145,367,407
                                                                          -----------
                          Investments, at value                           151,044,682
                          Cash                                                  9,740
                          Receivable for:
                            Fund shares sold                                   24,994
                            Interest                                        2,097,741
                            Futures variation margin                            3,750
                          Deferred Trustees' compensation plan                 14,773
                                                                          -----------
                             Total Assets                                 153,195,680
                          ----------------------------------------------- -----------
              Liabilities Expense reimbursement due to Investment Advisor      11,302
                          Payable for:
                            Fund shares repurchased                           378,171
                            Distributions                                     170,532
                            Investment advisory fee                            64,531
                            Transfer agent fee                                 16,607
                            Pricing and bookkeeping fees                        6,633
                            Trustees' fees                                        557
                            Audit fee                                          27,704
                            Custody fee                                         1,616
                            Distribution and service fees                      61,333
                            Chief compliance officer expenses and fees            576
                          Deferred Trustees' fees                              14,773
                          Other liabilities                                     9,486
                                                                          -----------
                             Total Liabilities                                763,821

                                                               Net Assets 152,431,859
                          ----------------------------------------------- -----------
Composition of Net Assets Paid-in capital                                 144,699,554
                          Undistributed net investment income                 298,249
                          Accumulated net realized gain                     1,842,413
                          Net unrealized appreciation (depreciation) on:
                            Investments                                     5,677,275
                            Futures contracts                                 (85,632)
                                                                          -----------
                                                               Net Assets 152,431,859
                          ----------------------------------------------- -----------
                  Class A Net assets                                       98,063,019
                          Shares outstanding                               12,391,625
                          Net asset value per share                           7.91(a)
                          Maximum offering price per share ($7.91/0.9525)     8.30(b)
                          ----------------------------------------------- -----------
                  Class B Net assets                                       34,784,069
                          Shares outstanding                                4,395,485
                          Net asset value and offering price per share        7.91(a)
                          ----------------------------------------------- -----------
                  Class C Net assets                                       19,584,771
                          Shares outstanding                                2,474,805
                          Net asset value and offering price per share        7.91(a)

                                (a)Redemption price per share is equal to net
                                   asset value less any applicable contingent deferred sales charge.
                                (b)On sales of $50,000 or more the offering
                                   price is reduced.

                                See Accompanying Notes to Financial Statements.

    STATEMENT OF OPERATIONS
                                        ------------------------------------
    For the Year Ended October 31, 2005 Columbia Connecticut Tax-Exempt Fund

                                                                                                               ($)
--------------------------------------- -------------------------------------------------------------- ----------
                      Investment Income Interest                                                        7,411,320
                                        Dividends                                                             483
                                                                                                       ----------
                                          Total Investment Income                                       7,411,803
                                        -------------------------------------------------------------- ----------
                               Expenses Investment advisory fee                                           829,781
                                        Distribution fee:
                                          Class B                                                         305,545
                                          Class C                                                         170,433
                                        Service fee:
                                          Class A                                                         240,797
                                          Class B                                                          95,685
                                          Class C                                                          53,394
                                        Transfer agent fee                                                123,549
                                        Pricing and bookkeeping fees                                       66,257
                                        Trustees' fees                                                     10,748
                                        Custody fee                                                        10,658
                                        Chief compliance officer expenses and fees (See Note 4)             5,106
                                        Non-recurring costs (See Note 7)                                    3,046
                                        Other expenses                                                     97,164
                                                                                                       ----------
                                          Total Expenses                                                2,012,163
                                        Fees and expenses waived or reimbursed by Investment Advisor     (142,107)
                                        Fees waived by Distributor - Class C                              (68,138)
                                        Fees waived by Transfer Agent                                      (4,397)
                                        Non-recurring costs assumed by Investment Advisor (See Note 7)     (3,046)
                                        Custody earnings credit                                            (1,021)
                                                                                                       ----------
                                          Net Expenses                                                  1,793,454
                                                                                                       ----------
                                        Net Investment Income                                           5,618,349
                                        -------------------------------------------------------------- ----------
Net Realized and Unrealized Gain (Loss) Net realized gain on:
   on Investments and Futures Contracts   Investments                                                   2,127,033
                                          Futures contracts                                               113,529
                                                                                                       ----------
                                           Net realized gain                                            2,240,562
                                        Net change in unrealized appreciation (depreciation) on:
                                          Investments                                                  (6,924,876)
                                          Futures contracts                                                42,669
                                                                                                       ----------
                                           Net change in unrealized appreciation (depreciation)        (6,882,207)
                                                                                                       ----------
                                        Net Loss                                                       (4,641,645)
                                                                                                       ----------
                                        Net Increase in Net Assets from Operations                        976,704

See Accompanying Notes to Financial Statements.

    STATEMENT OF CHANGES IN NET ASSETS
                                       ------------------------------------
                                       Columbia Connecticut Tax-Exempt Fund

                                                                                             Year Ended October 31,
                                                                                            -------------------------
Increase (Decrease) in Net Assets:                                                              2005 ($)     2004 ($)
-------------------------------------- ---------------------------------------------------- -----------  -----------
                            Operations Net investment income                                  5,618,349    6,260,898
                                       Net realized gain on investments and futures
                                        contracts                                             2,240,562    1,366,666
                                       Net change in unrealized appreciation (depreciation)
                                        on investments and futures contracts                 (6,882,207)     502,534
                                                                                            -----------  -----------
                                       Net Increase from Operations                             976,704    8,130,098
                                       ---------------------------------------------------- -----------  -----------
Distributions Declared to Shareholders From net investment income:
                                         Class A                                             (3,699,676)  (3,973,132)
                                         Class B                                             (1,165,132)  (1,485,412)
                                         Class C                                               (718,862)    (858,139)
                                       From net realized gains:
                                         Class A                                               (619,895)  (1,609,497)
                                         Class B                                               (258,955)    (792,600)
                                         Class C                                               (142,805)    (425,172)
                                                                                            -----------  -----------
                                       Total Distributions Declared to Shareholders          (6,605,325)  (9,143,952)
                                       ---------------------------------------------------- -----------  -----------
                    Share Transactions Class A:
                                         Subscriptions                                        7,585,473   12,691,282
                                         Distributions reinvested                             2,626,065    3,365,098
                                         Redemptions                                        (15,303,816) (20,798,770)
                                                                                            -----------  -----------
                                          Net Decrease                                       (5,092,278)  (4,742,390)
                                       Class B:
                                         Subscriptions                                          870,380    1,241,787
                                         Distributions reinvested                               939,759    1,524,344
                                         Redemptions                                        (11,926,326) (11,976,099)
                                                                                            -----------  -----------
                                          Net Decrease                                      (10,116,187)  (9,209,968)
                                       Class C:
                                         Subscriptions                                        1,194,845    2,388,272
                                         Distributions reinvested                               594,701      941,944
                                         Redemptions                                         (6,216,695)  (8,621,622)
                                                                                            -----------  -----------
                                          Net Decrease                                       (4,427,149)  (5,291,406)
                                       Net Decrease from Share Transactions                 (19,635,614) (19,243,764)
                                                                                            -----------  -----------
                                           Total Decrease in Net Assets                     (25,264,235) (20,257,618)
                                       ---------------------------------------------------- -----------  -----------
                            Net Assets Beginning of period                                  177,696,094  197,953,712
                                       End of period                                        152,431,859  177,696,094
                                       Undistributed net investment income at end of
                                        period                                                  298,249      263,602
                                       ---------------------------------------------------- -----------  -----------
                     Changes in Shares Class A:
                                         Subscriptions                                          939,710    1,555,931
                                         Issued for distributions reinvested                    325,837      412,724
                                         Redemptions                                         (1,896,506)  (2,582,582)
                                                                                            -----------  -----------
                                          Net Decrease                                         (630,959)    (613,927)
                                       Class B:
                                         Subscriptions                                          107,725      150,844
                                         Issued for distributions reinvested                    116,560      186,822
                                         Redemptions                                         (1,478,243)  (1,484,641)
                                                                                            -----------  -----------
                                          Net Decrease                                       (1,253,958)  (1,146,975)
                                       Class C:
                                         Subscriptions                                          148,440      293,952
                                         Issued for distributions reinvested                     73,778      115,430
                                         Redemptions                                           (770,875)  (1,067,143)
                                                                                            -----------  -----------
                                          Net Decrease                                         (548,657)    (657,761)

                                See Accompanying Notes to Financial Statements.

       NOTES TO FINANCIAL STATEMENTS
                                     ------------------------------------
       October 31, 2005              Columbia Connecticut Tax-Exempt Fund

Note 1. Organization

Columbia Connecticut Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Trust V (the "Trust"), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks as high a level of after-tax total return, as is consistent with prudent risk.

Fund Shares

The Fund may issue an unlimited number of shares and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares purchases of less than $50,000 are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in

--------------------------------------------------------------------------------
             October 31, 2005 Columbia Connecticut Tax-Exempt Fund

the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or
(3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2005, permanent book and tax basis differences resulting primarily from differing treatments for discount accretion/premium amortization on debt securities and market discount reclassifications were identified and reclassified among the components of the Fund's net assets as follows:

                      Undistributed  Accumulated
                      Net Investment Net Realized Paid-In
                          Income         Gain     Capital
                      -----------------------------------
                          $(32)          $32        $--
                      -----------------------------------

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

--------------------------------------------------------------------------------
             October 31, 2005 Columbia Connecticut Tax-Exempt Fund


The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 were as follows:

                                         October 31, October 31,
                                            2005        2004
                ------------------------------------------------
                 Tax-Exempt Income        $5,451,047  $6,291,216
                ------------------------------------------------
                 Ordinary Income*            132,623     427,653
                ------------------------------------------------
                 Long-Term Capital Gains   1,021,655   2,425,083
                ------------------------------------------------

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

            Undistributed Undistributed Undistributed
             Tax-Exempt     Ordinary      Long-Term   Net Unrealized
               Income        Income     Capital Gains Appreciation*
            --------------------------------------------------------
              $387,151         $--       $1,985,513     $5,774,425
            --------------------------------------------------------

*The differences between book-basis and tax-basis net unrealized appreciation are primarily due to discount accretion/premium amortization on debt securities.

Unrealized appreciation and depreciation at October 31, 2005, based on cost of investments for federal income tax purposes, was:

                    Unrealized appreciation      $6,294,598
                    Unrealized depreciation        (520,173)
                                                 ----------
                     Net unrealized appreciation $5,774,425
                    ----------------------------------------

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services to the Fund. Prior to September 30, 2005, Columbia Management Advisors, Inc. was the investment advisor to the Fund under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc. merged into Banc of America Capital Management, LLC. At that time, the investment advisor was then renamed Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund as follows:

                    Average Daily Net Assets Annual Fee Rate
                    ----------------------------------------
                        First $1 billion          0.50%
                    ----------------------------------------
                    $1 billion to $3 billion      0.45%
                    ----------------------------------------
                        Over $3 billion           0.40%
                    ----------------------------------------

For the year ended October 31, 2005, the Fund's effective investment advisory fee rate was 0.50%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the year ended October 31, 2005, the effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.040%.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and a wholly owned subsidiary of BOA, provides shareholder services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. On August 22, 2005, Columbia Funds Services, Inc. was renamed Columbia Management Services, Inc. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period from September 1, 2005 through October 31, 2005, the Transfer Agent has voluntarily agreed to waive a portion of its fees to reflect reduced contractual fees that will be charged to the Fund effective November 1, 2005. For the year ended October 31, 2005, the Transfer Agent waived fees of $4,397 for the Fund.

For the year ended October 31, 2005, the Fund's effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.07%.

--------------------------------------------------------------------------------
             October 31, 2005 Columbia Connecticut Tax-Exempt Fund


Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly owned subsidiary of BOA, is the principal underwriter of the Fund. On August 22, 2005, Columbia Funds Distributor, Inc. was renamed Columbia Management Distributors, Inc. For the year ended October 31, 2005, the Distributor has retained net underwriting discounts of $11,010 on sales of the Fund's Class A shares and net CDSC fees of $81,131 and $1,602 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the year ended October 31, 2005, the Fund's effective service fee rate was 0.24%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits and Fee Waivers

Columbia has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended October 31, 2005, the Fund paid $1,672 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the year ended October 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $14,245,385 and $33,780,761, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the year ended October 31, 2005, the Fund did not borrow under this arrangement.

--------------------------------------------------------------------------------
             October 31, 2005 Columbia Connecticut Tax-Exempt Fund


Note 7. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated AAA by Moody's Investors Services, Inc. except for Radian Asset Assurance, Inc. which is rated AA by Standard & Poor's. At October 31, 2005, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

                                                    % of Total
                 Insurer                            Investments
                ------------------------------------------------
                 MBIA Insurance Corp.                      20.8%
                ------------------------------------------------
                 Ambac Assurance Corp                      16.6
                ------------------------------------------------
                 Financial Guaranty Insurance Co.          12.5
                ------------------------------------------------
                 Financial Security Assurance, Inc.        11.8
                ------------------------------------------------

Geographic Concentration

The Fund has greater than 5% of its total investments on October 31, 2005 invested in debt obligations issued by Connecticut and Puerto Rico and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Issuer Focus

As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc. (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Funds or its shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be

--------------------------------------------------------------------------------
             October 31, 2005 Columbia Connecticut Tax-Exempt Fund

increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleged that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs alleged that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions. Plaintiffs filed a notice of voluntary dismissal of the lawsuit as to all defendants and all claims, without prejudice, which was so-ordered by the judge on or about November 9, 2005.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed.

For the year ended October 31, 2005, Columbia has assumed $3,046 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

           FINANCIAL HIGHLIGHTS
                                ------------------------------------
                                Columbia Connecticut Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:


                                                                 Period
                                                                  Ended
                                  Year Ended October 31,    October 31,              Year Ended January 31,
Class A Shares                        2005          2004        2003(a)           2003             2002          2001
---------------------------------------------------------- ----------------------------------------------------------
Net Asset Value,
Beginning of Period            $   8.19      $   8.21       $   8.11       $   7.96      $   7.85         $   7.28

---------------------------------------------------------------------------------------------------------------------
Income from Investment
Operations:
Net investment income              0.29(b)       0.29(b)        0.24(b)        0.34(b)       0.37(b)(c)       0.37(d)
Net realized and unrealized
gain (loss) on investments
and futures contracts             (0.23)         0.10           0.10           0.17          0.11(c)          0.57
                               --------      --------      -----------     --------      --------         --------
Total from Investment
Operations                         0.06          0.39           0.34           0.51          0.48             0.94

---------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders:
From net investment income        (0.29)        (0.29)         (0.24)         (0.34)        (0.35)           (0.37)
From net realized gains           (0.05)        (0.12)            --          (0.02)        (0.02)              --
                               --------      --------      -----------     --------      --------         --------
Total Distributions Declared
to Shareholders                   (0.34)        (0.41)         (0.24)         (0.36)        (0.37)           (0.37)

---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period $   7.91      $   8.19       $   8.21       $   8.11      $   7.96         $   7.85
Total return (e)(f)                0.72%         4.91%          4.21%(g)       6.54%         6.25%           13.24%

---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (h)                       0.84%         0.83%          0.83%(i)       0.82%         0.79%            0.78%
Net investment income (h)          3.63%         3.60%          3.97%(i)       4.21%         4.61%(c)         4.95%
Waiver/reimbursement               0.09%         0.09%          0.20%(i)       0.16%         0.18%            0.17%
Portfolio turnover rate               9%            9%            11%(g)         16%            3%               8%
Net assets, end of
period (000's)                 $ 98,063      $106,661       $111,944       $114,482      $103,760         $ 81,385

---------------------------------------------------------------------------------------------------------------------

(a)The Fund changed its fiscal year end from January 31 to October 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 4.57% to 4.61%. Per share data and ratios for the period prior to January 31, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)Annualized.

--------------------------------------------------------------------------------
                       Columbia Connecticut Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:


                                                              Period
                                                               Ended
                                Year Ended October 31,   October 31,             Year Ended January 31,
Class B Shares                       2005         2004       2003(a)           2003            2002         2001
----------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $  8.19      $  8.21        $  8.11       $  7.96      $  7.85         $  7.28

----------------------------------------------------------------------------------------------------------------
Income from Investment
Operations:
Net investment income             0.23(b)      0.23(b)        0.20(b)       0.28(b)      0.31(b)(c)      0.32(d)
Net realized and unrealized
gain (loss) on investments
and futures contracts            (0.23)        0.10           0.09          0.17         0.11(c)         0.57
                               -------      -------      -----------     -------      -------         -------
Total from Investment
Operations                          --         0.33           0.29          0.45         0.42            0.89

----------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders:
From net investment income       (0.23)       (0.23)         (0.19)        (0.28)       (0.29)          (0.32)
From net realized gains          (0.05)       (0.12)            --         (0.02)       (0.02)             --
                               -------      -------      -----------     -------      -------         -------
Total Distributions Declared
to Shareholders                  (0.28)       (0.35)         (0.19)        (0.30)       (0.31)          (0.32)

----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period $  7.91      $  8.19        $  8.21       $  8.11      $  7.96         $  7.85
Total return (e)(f)              (0.03)%       4.13%          3.62%(g)      5.74%        5.49%          12.42%

----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (h)                      1.59%        1.58%          1.58%(i)      1.57%        1.54%           1.53%
Net investment income (h)         2.88%        2.84%          3.22%(i)      3.46%        3.86%(c)        4.20%
Waiver/reimbursement              0.09%        0.09%          0.20%(i)      0.16%        0.18%           0.17%
Portfolio turnover rate              9%           9%            11%(g)        16%           3%              8%
Net assets, end of
period (000's)                 $34,784      $46,271        $55,792       $61,865      $55,997         $64,072

----------------------------------------------------------------------------------------------------------------

(a)The Fund changed its fiscal year end from January 31 to October 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 3.82% to 3.86%. Per share data and ratios for the period prior to January 31, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)Annualized.

--------------------------------------------------------------------------------
                       Columbia Connecticut Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:


                                                              Period
                                                               Ended
                                Year Ended October 31,   October 31,             Year Ended January 31,
Class C Shares                       2005         2004      2003 (a)           2003            2002         2001
----------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $  8.19      $  8.21        $  8.11       $  7.96      $  7.85         $  7.28

----------------------------------------------------------------------------------------------------------------
Income from Investment
Operations:
Net investment income             0.26(b)      0.26(b)        0.22(b)       0.30(b)      0.33(b)(c)      0.34(d)
Net realized and unrealized
gain (loss) on investments
and futures contracts            (0.24)        0.10           0.09          0.17         0.12(c)         0.57
                               -------      -------      -----------     -------      -------         -------
Total from Investment
Operations                        0.02         0.36           0.31          0.47         0.45            0.91

----------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders:
From net investment income       (0.25)       (0.26)         (0.21)        (0.30)       (0.32)          (0.34)
From net realized gains          (0.05)       (0.12)            --         (0.02)       (0.02)             --
                               -------      -------      -----------     -------      -------         -------
Total Distributions Declared
to Shareholders                  (0.30)       (0.38)         (0.21)        (0.32)       (0.34)          (0.34)

----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period $  7.91      $  8.19        $  8.21       $  8.11      $  7.96         $  7.85
Total return (e)(f)               0.27%        4.44%          3.86%(g)      6.06%        5.79%          12.76%

----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (h)                      1.29%        1.28%          1.28%(i)      1.27%        1.24%           1.23%
Net investment income (h)         3.18%        3.15%          3.52%(i)      3.76%        4.16%(c)        4.50%
Waiver/reimbursement              0.39%        0.39%          0.50%(i)      0.46%        0.48%           0.47%
Portfolio turnover rate              9%           9%            11%(g)        16%           3%              8%
Net assets, end of
period (000's)                 $19,585      $24,764        $30,218       $30,456      $12,108         $ 4,551

----------------------------------------------------------------------------------------------------------------

(a)The Fund changed its fiscal year end from January 31 to October 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.13% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for the period prior to January 31, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)Had the Investment Advisor, Distributor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)Annualized.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                        ------------------------------------
                                                        Columbia Connecticut Tax-Exempt Fund

To the Trustees of Columbia Funds Trust V and the Shareholders of Columbia Connecticut Tax-Exempt Fund
In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Connecticut Tax-Exempt Fund (the "Fund") (a series of Columbia Funds Trust V) at October 31, 2005, the results of its operations for the year ended October 31, 2005, and the changes in its net assets and the financial highlights for the years ended October 31, 2005 and 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Fund for the fiscal periods ending on or prior to October 31, 2003 were audited by other independent accountants, whose report dated December 9, 2003 expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 21, 2005

           UNAUDITED INFORMATION
                                 ------------------------------------
                                 Columbia Connecticut Tax-Exempt Fund


Federal Income Tax Information

For the fiscal year ended October 31, 2005, the Fund designates long-term capital gains of $2,007,920.

97.62% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

                 TRUSTEES
                          ------------------------------------
                          Columbia Connecticut Tax-Exempt Fund

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Name, address and age, Position with funds,    Principal occupation(s) during past five years, Number of portfolios in
Year first elected or appointed to office/1/   Columbia Funds Complex overseen by trustee/director, Other directorships held

Disinterested Trustees
DOUGLAS A. HACKER (Age 49)                     Executive Vice President-Strategy of United Airlines (airline) since
P.O. Box 66100                                 December, 2002 (formerly President of UAL Loyalty Services (airline) from
Chicago, IL 60666                              September, 2001 to December, 2002; Executive Vice President and Chief
Trustee (since 1996)                           Financial Officer of United Airlines from July, 1999 to September, 2001;
                                               Senior Vice President-Finance from March, 1993 to July, 1999). Oversees
                                               86, Nash Finch Company (food distributor)
                                               ---------------------------------------------------------------------------
JANET LANGFORD KELLY (Age 47)                  Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) since
9534 W. Gull Lake Drive                        March, 2005; Adjunct Professor of Law, Northwestern University, since
Richland, MI 49083-8530                        September, 2004 (formerly Chief Administrative Officer and Senior Vice
Trustee (since 1996)                           President, Kmart Holding Corporation (consumer goods) from September, 2003 to March, 2004; Executive Vice President-Corporate Development and
                                               Administration, General Counsel and Secretary, Kellogg Company (food manufacturer), from September, 1999 to August, 2003; Senior Vice
                                               President, Secretary and General Counsel, Sara Lee Corporation (branded, packaged, consumer-products manufacturer) from January, 1995 to September,
                                               1999). Oversees 86, None
                                               ---------------------------------------------------------------------------
RICHARD W. LOWRY (Age 69)                      Private Investor since August, 1987 (formerly Chairman and Chief Executive
10701 Charleston Drive                         Officer, U.S. Plywood Corporation (building products manufacturer)).
Vero Beach, FL 32963                           Oversees 89(3), None
Trustee (since 1995)
                                               ---------------------------------------------------------------------------
CHARLES R. NELSON (Age 62)                     Professor of Economics, University of Washington, since January, 1976;
Department of Economics                        Ford and Louisa Van Voorhis Professor of Political Economy, University of
University of Washington                       Washington, since September, 1993 (formerly Director, Institute for
Seattle, WA 98195                              Economic Research, University of Washington from September, 2001 to June,
Trustee (since 1981)                           2003); Adjunct Professor of Statistics, University of Washington, since
                                               September, 1980; Associate Editor, Journal of Money Credit and Banking,
                                               since September, 1993; consultant on econometric and statistical matters.
                                               Oversees 86, None
                                               ---------------------------------------------------------------------------
JOHN J. NEUHAUSER (Age 63)                     Academic Vice President and Dean of Faculties since August, 1999, Boston
84 College Road                                College (formerly Dean, Boston College School of Management from
Chestnut Hill, MA 02467-3838                   September, 1977 to August, 1999). Oversees 89, Saucony, Inc. (athletic
Trustee (since 1985)                           footwear)
                                               ---------------------------------------------------------------------------



                                /1/In December 2000, the boards of each of the
                                   former Liberty Funds and former Stein Roe
                                   Funds were combined into one board of
                                   trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.

--------------------------------------------------------------------------------
                                          Columbia Connecticut Tax-Exempt Fund

Name, address and age, Position with funds,    Principal occupation(s) during past five years, Number of portfolios in
Year first elected or appointed to office/1/   Columbia Funds Complex overseen by trustee/director, Other directorships held

Disinterested Trustees
PATRICK J. SIMPSON (Age 61)                    Partner, Perkins Coie L.L.P. (law firm). Oversees 86, None
1120 N.W. Couch Street
Tenth Floor
Portland, OR 97209-4128
Trustee (since 2000)
                                               ---------------------------------------------------------------------------
THOMAS E. STITZEL (Age 69)                     Business Consultant since 1999 (formerly Professor of Finance from 1975 to
2208 Tawny Woods Place                         1999, College of Business, Boise State University); Chartered Financial
Boise, ID 83706                                Analyst. Oversees 86, None
Trustee (since 1998)
                                               ---------------------------------------------------------------------------
THOMAS C. THEOBALD (Age 68)                    Partner and Senior Advisor, Chicago Growth Partners (private equity
8 Sound Shore Drive,                           investing) since September, 2004 (formerly Managing Director, William
Suite 285                                      Blair Capital Partners (private equity investing) from September, 1994 to
Greenwich, CT 06830                            September, 2004). Oversees 86, Anixter International (network support
Trustee and Chairman                           equipment distributor); Ventas, Inc. (real estate investment trust); Jones
of the Board/4/                                Lang LaSalle (real estate management services) and Ambac Financial Group
                                               (financial guaranty insurance)
                                               ---------------------------------------------------------------------------
ANNE-LEE VERVILLE (Age 60)                     Retired since 1997 (formerly General Manager, Global Education Industry,
359 Stickney Hill Road                         IBM Corporation (computer and technology) from 1994 to 1997). Oversees 86,
Hopkinton, NH 03229                            Chairman of the Board of Directors, Enesco Group, Inc. (designer, importer
Trustee (since 1998)                           and distributor of giftware and collectibles)
                                               ---------------------------------------------------------------------------
RICHARD L. WOOLWORTH (Age 64)                  Retired since December 2003 (formerly Chairman and Chief Executive
100 S.W. Market Street                         Officer, The Regence Group (regional health insurer); Chairman and Chief
#1500                                          Executive Officer, BlueCross BlueShield of Oregon; Certified Public
Portland, OR 97207                             Accountant, Arthur Young & Company). Oversees 86, Northwest Natural Gas
Trustee (since 1991)                           Co. (natural gas service provider)
                                               ---------------------------------------------------------------------------

Interested Trustee
WILLIAM E. MAYER/2/ (Age 65)                   Partner, Park Avenue Equity Partners (private equity) since February, 1999
399 Park Avenue                                (formerly Partner, Development Capital LLC from November, 1996 to
Suite 3204                                     February, 1999). Oversees 89/3/, Lee Enterprises (print media), WR
New York, NY 10022                             Hambrecht + Co. (financial service provider); Reader's Digest
Trustee (since 1994)                           (publishing); OPENFIELD Solutions (retail industry technology provider)
                                               ---------------------------------------------------------------------------

                                /2/Mr. Mayer is an "interested person" (as
                                   defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.
                                /3/Messrs. Lowry, Neuhauser and Mayer also
                                   serve as directors/trustees of the Liberty
                                   All-Star Funds, currently consisting of 3 funds, which are advised by an affiliate of the Advisor.
                                /4/Mr. Theobald was appointed as Chairman of
                                   the Board effective December 10, 2003.

                                   The Statement of Additional Information
                                   Includes additional information about the
                                   Trustees of the Funds and is available,
                                   without charge, upon request by calling
                                   800-426-3750.

                 OFFICERS
                          ------------------------------------
                          Columbia Connecticut Tax-Exempt Fund

The Statement of Additional Information Includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

Name, address and age, Position with Columbia
Funds, Year first elected or appointed to office   Principal occupation(s) during past five years

CHRISTOPHER L. WILSON (Age 48)                     Head of Mutual Funds since August, 2004 and Managing Director of the
One Financial Center                               Advisor since September, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                   Funds and Stein Roe Funds since October, 2004; President and Chief
President (since 2004)                             Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April, 2005; Director of Bank of America Global
                                                   Liquidity Funds, plc since May, 2005; Director of Banc of America Capital
                                                   Management (Ireland), Limited since May, 2005; Director of FIM Funding,
                                                   Inc. since January, 2005; Senior Vice President of Columbia Management
                                                   Distributors, Inc. since January, 2005; Director of Columbia Management
                                                   Services, Inc. since January, 2005 (formerly Senior Vice President of
                                                   Columbia Management from January, 2005 to August, 2005; Senior Vice
                                                   President of BACAP Distributors LLC from January, 2005 to July, 2005;
                                                   President and Chief Executive Officer, CDC IXIS Asset Management Services,
                                                   Inc. from September, 1998 to August, 2004).
                                                   ---------------------------------------------------------------------------
J. KEVIN CONNAUGHTON (Age 41)                      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                               Funds, Stein Roe Funds and All-Star Funds since December, 2000; Managing
Boston, MA 02111                                   Director of the Advisor since September, 2005 (formerly Vice President of
Treasurer (since 2000)                             Columbia Management from April, 2003 to August, 2005; President of the
                                                   Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                   October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                   Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                   December, 2002 to December, 2004 and President from February, 2004 to
                                                   December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                   Vice President of Colonial Management Associates, Inc. from February, 1998 to October, 2000).
                                                   ---------------------------------------------------------------------------
MARY JOAN HOENE (Age 56)                           Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                                 Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                                   Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
Senior Vice President and                          Fund, LLC since August; 2004. Chief Compliance Officer of the BACAP
Chief Compliance Officer (since 2004)              Alternative Multi-Strategy Hedge Fund LLC since October 2004 (formerly
                                                   Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August, 2004;
                                                   Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to December,
                                                   2000; Vice President and Counsel, Equitable Life Assurance Society of the
                                                   United States from April, 1998 to November, 1999).
                                                   ---------------------------------------------------------------------------
MICHAEL G. CLARKE (Age 35)                         Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center                               Funds and All-Star Funds since October, 2004; Managing Director of the
Boston, MA 02111                                   Advisor since September, 2005 (formerly Controller of the Columbia Funds,
Chief Accounting Officer (since 2004)              Liberty Funds, Stein Roe Funds and All-Star Funds from May, 2004 to
                                                   October, 2004; Assistant Treasurer from June, 2002 to May, 2004; Vice
                                                   President, Product Strategy & Development of the Liberty Funds and Stein
                                                   Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                   Liberty Funds, Stein Roe Funds and the All- Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Touche LLP from May, 1997 to
                                                   August, 1999).
                                                   ---------------------------------------------------------------------------
JEFFREY R. COLEMAN (Age 35)                        Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                               All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                   Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
Controller (since 2004)                            Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                   Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                   Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                   2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).
                                                   ---------------------------------------------------------------------------
R. SCOTT HENDERSON (Age 46)                        Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                               December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001 to
Boston, MA 02111                                   September, 2004; Executive Director and General Counsel, Massachusetts
Secretary (since 2004)                             Pension Reserves Investment Management Board from September, 1997 to
                                                   March, 2001).
                                                   ---------------------------------------------------------------------------

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
                                                                              ----------------------------------
OCcotloubmebria31C,on2n0ecticut Tax-Exempt Fu

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually, usually in late summer, to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees or directors (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. The Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data, (iv) information about the profitability of the Agreements to Columbia, and potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (v) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (vi) Columbia's financial results and financial condition, (vii) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (viii) the allocation of the funds' brokerage, if any, including allocations to brokers affiliated with Columbia and the use of "soft" commission dollars to pay fund expenses and to pay for research products and services, (ix) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) Columbia's response to various legal and regulatory proceedings since 2003 and (xi) the economic outlook generally and for the mutual fund industry in particular. In addition, the Trustees confer with their independent fee consultant and review materials relating to the Agreements that the independent fee consultant provides. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2005 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September, and October, 2005. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:
The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability, including its resources, compensation programs for personnel involved in fund management, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing for a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall

--------------------------------------------------------------------------------
             October 31, 2005 Columbia Connecticut Tax-Exempt Fund

conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups;
(iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; (v) that the fund's advisory fee had recently been, or was proposed to be, reduced, with the goal of helping the fund's net return to shareholders become more competitive; and
(vi) that other fund expenses, such as transfer agency or fund accounting fees, have recently been reduced, with the goal of helping the fund's net return to shareholders become more competitive.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreements.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided both by management and by an independent third party) of the funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by Columbia to comparable accounts. In considering the fees charged to comparable accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual funds and distribute mutual fund shares. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered reductions in advisory fee rates, implementation of advisory fee breakpoints, institution of advisory fee waivers, and reductions of expense caps, which benefited a number of the funds. Furthermore, the Trustees considered the projected impact on expenses resulting from the overall cost reductions that management anticipated would result from the shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the performance of the funds, the services provided to the funds and management's view as to why it was appropriate that some funds bear advisory fees or total expenses greater than their peer group medians.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its

--------------------------------------------------------------------------------
             October 31, 2005 Columbia Connecticut Tax-Exempt Fund

affiliates of their relationships with the funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense levels of the funds, and whether Columbia had implemented breakpoints and/or expense caps with respect to the funds.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the funds were fair and reasonable, and that the costs of the advisory services generally, and the related profitability to Columbia and its affiliates of their relationships with the funds, supported the continuation of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by Columbia to each fund and whether those economies were shared with the fund through breakpoints in the investment advisory fees or other means, such as expense waivers. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

..   the extent to which each fund had operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the funds and Columbia. They also considered the compliance-related resources that Columbia and its affiliates were providing to the funds.

..   the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services.

..   so-called "fall-out benefits" to Columbia, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest.

..   the draft report provided by the independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2006.

   SUMMARY OF MANAGEMENT FEE EVALUATION
   BY INDEPENDENT FEE CONSULTANT
                                        ------------------------------------
                                        Columbia Connecticut Tax-Exempt Fund

                   Prepared Pursuant to the February 9, 2005
                          Assurance of Discontinuance
                             between the Office of
                    Attorney General of New York State and
                    Columbia Management Advisors, Inc. and
                       Columbia Funds Distributor, Inc.

                               October 11, 2005
I. Overview

Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributors, Inc. ("CFD") (CFD together with CMA referred to herein as Columbia Management Group or "CMG/1/"), entered into an agreement with the New York Attorney General's Office in the form of an Assurance of Discontinuance (the "AOD"). The AOD stipulated that CMA would be permitted to manage or advise the Columbia Funds only if the Independent Members (as such term is defined in the AOD) of the Columbia Funds' Board of Trustees/Directors (collectively the "Trustees") appointed a Senior Officer or an Independent Fee Consultant ("IFC") who, among other things, is to manage the process by which management fees are negotiated. On May 15, 2005, the Independent Members of the Board appointed me as the IFC for the Columbia Funds. This report is the annual written evaluation of the Columbia Funds for 2005 that I have prepared in my capacity as IFC, as required by the AOD.

A. Duties of the Independent Fee Consultant

As part of the AOD, the Independent Members of the Columbia Funds' Board of Trustees/Directors agreed to retain an independent fee consultant who was to participate in the management fee negotiation process. The IFC is charged with "... duties and responsibilities [that] include managing the process by which proposed management fees (including, but not limited to, advisory fees) to be charged the Columbia Fund[s] are negotiated so that they are negotiated in a manner which is at arms length and reasonable and consistent with this Assurance of Discontinuance." However, the IFC does not replace the Trustees in their role of negotiating management and other fees with CMG and its affiliates. In particular, the AOD states that "Columbia Advisors may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees of the Columbia Fund using ... an annual independent written evaluation prepared by or under the direction of the
.... Independent Fee Consultant...." This report, pursuant to the AOD, constitutes the "annual independent written evaluation prepared by or under the direction of the... Independent Fee Consultant."

The AOD requires the IFC report to consider at least the following:

a) Management fees (including any components thereof) charged by other mutual fund companies for like services;

b) Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

c) Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

d) Profit margins of CMA and its affiliates from supplying such services;

e) Possible economies of scale as the CMA fund grows larger; and

f) The nature and quality of CMA services, including Columbia Funds' performance.

This report is designed to assist the Board in evaluating the 2005 contract renewal for Columbia Funds. In addition, this report points out areas where the Board may deem additional information and analysis to be appropriate over time.

B. Sources of Information Used in My Evaluation

I have requested data from CMG and various third party industry data sources or independent research

/1/Prior to the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC ("BACAP"), and BACAP then changed its name to Columbia Management Advisors, LLC which carries on the business of CMA, and CFD changed its name to Columbia Management Distributors, Inc.

--------------------------------------------------------------------------------
                       Columbia Connecticut Tax-Exempt Fund

companies that work in the mutual fund arena. The following list generally describes the types of information I requested.

1. I collected data on performance, management fees, and expense ratios of both Columbia Funds and comparable non-Columbia Funds. The sources of this information were CMG, Lipper Inc. ("Lipper") and Morningstar Inc. ("Morningstar"). While Lipper and Morningstar each selected a different group of peer funds it deemed appropriate against which to measure the relative performance and fees of Columbia Funds, I conducted an independent review of the appropriateness of each peer group.

2. I reviewed data on CMG's expense and profitability that I obtained from CMA directly.

3. I have reviewed data on the organizational structure of CMG in general.

4. I collected information on profitability from Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"). I used this third-party independent research as an additional method to gauge the accuracy of the data collected in (2) above.

5. I conducted interviews with various CMG staff, including members of the senior management team, legal staff, heads of affiliates, portfolio managers, and financial personnel.

6. I reviewed current 2005 Section 15(c) material provided to the Board and material presented to the Board in the 2004 fee and performance evaluation.

7. I have reviewed various academic research papers, industry publications, and other available literature dealing with mutual fund operations, profitability, and other issues. In addition, I have reviewed SEC releases and studies of mutual fund expenses.

8. I have reviewed documents pertaining to recent mutual fund litigation in general and publicly available information about litigation where CMG has been involved.

In addition, I have engaged NERA Economic Consulting ("NERA") and independent consultant Dr. John Rea to assist me in data management and analysis. Both NERA and Dr. Rea have extensive experience in the mutual fund industry through consulting, government positions, or industry trade groups that provide unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained Shearman & Sterling LLP as outside counsel to advise me in connection with my review.

C. Qualifications and Independence

I am the Walter H. Carpenter Chair and Professor of Finance at Babson College. Before this I was the Chief Economist of the U.S. Securities and Exchange Commission. I have no material relationship with Bank of America or CMG aside from acting as IFC, and am aware of no relationship with any of their affiliates....

II. Evaluation of the General Process Used to Negotiate the Advisory Contract

A. General Considerations

My analysis considered all factors and information I reviewed on the finances and operations of Columbia Funds. I gave each factor an appropriate weight in my overall findings, and no single factor was in itself the sole criterion for a finding or conclusion. My objective was to assess all of the information provided and conduct a robust evaluation of Columbia Funds' operations, fees, and performance.

My analysis and thought processes will and, I believe, should, differ in certain ways from the processes used by Trustees in their evaluation of the management agreements. In particular, because of my technical and quantitative background, I may use techniques and data that Trustees have not previously felt would be useful. I view this supplemental analysis as appropriate because my role is to assist Trustees in their decisions, and to the extent that I bring new ideas or analysis to the evaluation, I believe this improves the process by which management fees for the Columbia Funds may be negotiated in accordance with the AOD.

Finally, as part of my role as IFC, I have, from time to time, sent to Trustees additional papers and reports produced by third parties that I felt had bearing on the fee negotiation process. I viewed these materials as educational in nature and felt they would aid Trustees in placing their work in context.

B. CMG Management Interviews

As a starting point of my analysis, I have met with members of CMG staff to gain an understanding of the organizational structure and personnel involved in running the Columbia fund family.

--------------------------------------------------------------------------------
                       Columbia Connecticut Tax-Exempt Fund


I have had general discussions and have received information about the management structure of CMG. My conversations with management have been informative. In addition, I have participated in Board meetings where Trustees and management have discussed issues relating to management agreements and performance of Columbia Funds. When I felt it was appropriate, I added my opinions on particular matters, such as fund performance or fee levels, to the discussion.

C. Trustees' Fee and Performance Evaluation Process

After making initial requests for information, members of the Trustees of the Columbia Funds met in advance of the October Section 15(c) contract approval meeting to review certain fee, performance and other data for the Columbia Funds and to ask questions and make requests of management. Trustees have developed a process to evaluate the fee and expense levels and performance of Columbia Funds. This process is used to highlight those funds that have been performing poorly, may have had higher management fees or expense ratios, or both.

The process involves providing instructions to Lipper to prepare specific data analyses tailored to the Trustees review framework. These instructions include highlighting funds that hit one or more fee performance "screens." The six screens the Trustees use are as follows:

a. 5th Lipper quintile in actual management fee;

b. 5th Lipper quintile in total expense ratio;

c. Three or more 5th Lipper quintile rankings in the 1-, 3-, 5- or 10-year performance rankings;

d. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (actual management fee) totals a number equal to or higher than 8;

e. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8; and

f. Sum of the Lipper Quintile Rank (3-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8.

If a fund hits one or more of these screens, it is highlighted for additional review by the Trustees. This method is only used as an aid for Trustees to highlight funds and is not the sole test of whether the Board will determine to take particular actions concerning fees or performance. Funds that have not been flagged by this screen also may be singled out for fee and performance reasons, and the Trustees may determine not to take action with respect to the fees or performance of funds that have been flagged by the screen. These screens contribute to the basis for discussions on Trustees' views on the Columbia Funds.

III. Findings

My findings based on my work as IFC are as follows:

1. The Trustees have the relevant information necessary to form an opinion on the reasonableness of fees and evaluate the performance of the Columbia Funds. The process the Trustees used in preparing to reach their determination has been open and informative. In my view, the 2005 process by which the management fees of the Columbia Funds have been negotiated thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

2. Columbia Funds demonstrated a range of performance relative to their peers. I find that across the fund complex, 54.26 percent of Columbia Funds have performance higher than the median of their respective Lipper performance universe, and 42.55 percent of Columbia Funds have performance higher than the median of their respective Lipper performance group. In addition, Lipper performance universe and group comparison showed that Columbia Funds were distributed roughly evenly across these quintiles. The Trustees have worked with management to address issues of funds that have demonstrated consistent or significant underperformance.

3. Columbia Funds demonstrate a range of management fees and expense ratios relative to their peers. I find that across the fund complex, 58.51 percent of Columbia Funds have expenses below the median of their Lipper expense universe, and 53.19 percent of Columbia Funds have expenses below the median of their Lipper expense group. In addition, Lipper expense universe and group comparisons show that Columbia Funds are distributed roughly evenly across these quintiles. The Trustees have taken steps to limit shareholder expenses for certain funds having management fees significantly above their peers, often though the use of fee waivers to which CMG has agreed.

--------------------------------------------------------------------------------
                       Columbia Connecticut Tax-Exempt Fund


Consolidation of various funds and fund families managed by CMG has resulted in substantial savings in non-advisory expenses.

4. Profitability to CMG of the individual funds ranges widely, but the overall profitability to CMG of its relationship with the Columbia Funds appears to fall within a reasonable range. The method of cost allocation to funds is addressed in the material provided by CMG to the Trustees, but additional information may be necessary to make a judgment on fund level profitability. My review of profitability and cost allocation is ongoing, and I plan to continue to develop my views with regard to fund level profitability.

5. Columbia Funds have instituted fee schedules with breakpoints designed to enable investors to benefit from fund economies of scale, although 71% of the funds have not yet reached their first breakpoint. My analysis of the appropriateness of the breakpoint levels, which I expect will take into account the cost and profitability of the individual funds, is ongoing.

My work is ongoing and my views may develop over time in light of new information and analysis.

Respectfully submitted,
Erik R. Sirri

  IMPORTANT INFORMATION ABOUT THIS REPORT
                                          ------------------------------------
                                          Columbia Connecticut Tax-Exempt Fund

Transfer Agent
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor
Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Connecticut Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting record is available (i) on the fund's website, www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.


Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A, merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

[LOGO] eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note - if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.


Columbia Connecticut Tax-Exempt Fund   Annual Report, October 31, 2005

Columbia Management /R/

/C/ 2005 Columbia Management Distributors, Inc.
One Financial Center,
Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com



SHC-42/91742-1005 (12/05) 05/8882

[GRAPHIC]

COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

ANNUAL REPORT

OCTOBER 31, 2005

TABLE OF CONTENTS

Performance Information                                                        1

Fund Profile                                                                   2

Understanding Your Expenses                                                    3

Economic Update                                                                4

Portfolio Manager's Report                                                     5

   Investment Portfolio                                                        7

   Statement of Assets and Liabilities                                        17

   Statement of Operations                                                    18

   Statement of Changes in Net Assets                                         19

   Notes to Financial Statements                                              20

   Financial Highlights                                                       26

Report of Independent Registered Public Accounting Firm                       29

Unaudited Information                                                         30

Trustees                                                                      31

Officers                                                                      33

Board Consideration and Approval of Investment Advisory Agreements            34

Summary of Management Fee Evaluation by Independent Fee Consultant            37

Important Information About This Report                                       41

The views expressed in the President's Message and Portfolio Manager's Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

 NOT FDIC       MAY LOSE VALUE
 INSURED     -------------------
              NO BANK GUARANTEE

PRESIDENT'S MESSAGE
                                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

[PHOTO OF CHRISTOPHER L. WILSON]

DEAR SHAREHOLDER:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals.We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan.We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund manager on key factors that influenced performance. We encourage you to read the manager report carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

/s/ Christopher L.Wilson

Christopher L.Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L.Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

PERFORMANCE INFORMATION
                                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

[CHART]

GROWTH OF A $10,000 INVESTMENT 11/01/95 - 10/31/05

                      CLASS A SHARES           CLASS A SHARES           LEHMAN BROTHERS
                   WITHOUT SALES CHARGE      WITH SALES CHARGE       MUNICIPAL BOND INDEX
 11/1/1995                $ 10,000                $ 9,525                  $ 10,000
11/30/1995                $ 10,211                $ 9,726                  $ 10,166
12/31/1995                $ 10,357                $ 9,865                  $ 10,264
 1/31/1996                $ 10,414                $ 9,919                  $ 10,342
 2/29/1996                $ 10,289                $ 9,800                  $ 10,271
 3/31/1996                $ 10,099                $ 9,619                  $ 10,140
 4/30/1996                $ 10,051                $ 9,574                  $ 10,111
 5/31/1996                $ 10,056                $ 9,579                  $ 10,107
 6/30/1996                $ 10,167                $ 9,684                  $ 10,218
 7/31/1996                $ 10,251                $ 9,764                  $ 10,309
 8/31/1996                $ 10,243                $ 9,756                  $ 10,307
 9/30/1996                $ 10,396                $ 9,902                  $ 10,452
10/31/1996                $ 10,522                $ 10,023                 $ 10,570
11/30/1996                $ 10,718                $ 10,209                 $ 10,763
12/31/1996                $ 10,657                $ 10,151                 $ 10,718
 1/31/1997                $ 10,663                $ 10,157                 $ 10,738
 2/28/1997                $ 10,766                $ 10,254                 $ 10,837
 3/31/1997                $ 10,622                $ 10,117                 $ 10,693
 4/30/1997                $ 10,724                $ 10,214                 $ 10,783
 5/31/1997                $ 10,867                $ 10,351                 $ 10,946
 6/30/1997                $ 10,998                $ 10,475                 $ 11,063
 7/31/1997                $ 11,313                $ 10,776                 $ 11,369
 8/31/1997                $ 11,192                $ 10,661                 $ 11,262
 9/30/1997                $ 11,324                $ 10,786                 $ 11,396
10/31/1997                $ 11,400                $ 10,859                 $ 11,469
11/30/1997                $ 11,433                $ 10,890                 $ 11,537
12/31/1997                $ 11,620                $ 11,068                 $ 11,705
 1/31/1998                $ 11,725                $ 11,168                 $ 11,826
 2/28/1998                $ 11,715                $ 11,158                 $ 11,830
 3/31/1998                $ 11,717                $ 11,161                 $ 11,840
 4/30/1998                $ 11,661                $ 11,107                 $ 11,787
 5/31/1998                $ 11,853                $ 11,290                 $ 11,973
 6/30/1998                $ 11,915                $ 11,349                 $ 12,020
 7/31/1998                $ 11,930                $ 11,364                 $ 12,050
 8/31/1998                $ 12,127                $ 11,551                 $ 12,237
 9/30/1998                $ 12,293                $ 11,709                 $ 12,390
10/31/1998                $ 12,250                $ 11,669                 $ 12,390
11/30/1998                $ 12,281                $ 11,698                 $ 12,433
12/31/1998                $ 12,315                $ 11,730                 $ 12,464
 1/31/1999                $ 12,456                $ 11,864                 $ 12,612
 2/28/1999                $ 12,345                $ 11,759                 $ 12,557
 3/31/1999                $ 12,333                $ 11,747                 $ 12,575
 4/30/1999                $ 12,362                $ 11,775                 $ 12,606
 5/31/1999                $ 12,253                $ 11,671                 $ 12,533
 6/30/1999                $ 12,065                $ 11,492                 $ 12,352
 7/31/1999                $ 12,105                $ 11,530                 $ 12,397
 8/31/1999                $ 11,963                $ 11,395                 $ 12,298
 9/30/1999                $ 11,947                $ 11,380                 $ 12,303
10/31/1999                $ 11,790                $ 11,230                 $ 12,170
11/30/1999                $ 11,886                $ 11,322                 $ 12,299
12/31/1999                $ 11,807                $ 11,246                 $ 12,206
 1/31/2000                $ 11,712                $ 11,156                 $ 12,153
 2/29/2000                $ 11,891                $ 11,327                 $ 12,294
 3/31/2000                $ 12,190                $ 11,611                 $ 12,562
 4/30/2000                $ 12,109                $ 11,534                 $ 12,488
 5/31/2000                $ 11,964                $ 11,396                 $ 12,423
 6/30/2000                $ 12,315                $ 11,730                 $ 12,752
 7/31/2000                $ 12,502                $ 11,908                 $ 12,929
 8/31/2000                $ 12,722                $ 12,118                 $ 13,128
 9/30/2000                $ 12,639                $ 12,039                 $ 13,060
10/31/2000                $ 12,811                $ 12,203                 $ 13,202
11/30/2000                $ 12,948                $ 12,333                 $ 13,303
12/31/2000                $ 13,431                $ 12,793                 $ 13,631
 1/31/2001                $ 13,504                $ 12,862                 $ 13,766
 2/28/2001                $ 13,571                $ 12,927                 $ 13,810
 3/31/2001                $ 13,681                $ 13,031                 $ 13,935
 4/30/2001                $ 13,382                $ 12,746                 $ 13,784
 5/31/2001                $ 13,580                $ 12,935                 $ 13,933
 6/30/2001                $ 13,704                $ 13,054                 $ 14,026
 7/31/2001                $ 14,022                $ 13,356                 $ 14,234
 8/31/2001                $ 14,306                $ 13,626                 $ 14,469
 9/30/2001                $ 14,184                $ 13,510                 $ 14,420
10/31/2001                $ 14,401                $ 13,717                 $ 14,591
11/30/2001                $ 14,208                $ 13,533                 $ 14,469
12/31/2001                $ 14,056                $ 13,388                 $ 14,331
 1/31/2002                $ 14,260                $ 13,583                 $ 14,579
 2/28/2002                $ 14,484                $ 13,796                 $ 14,754
 3/31/2002                $ 14,088                $ 13,419                 $ 14,465
 4/30/2002                $ 14,436                $ 13,751                 $ 14,747
 5/31/2002                $ 14,529                $ 13,839                 $ 14,837
 6/30/2002                $ 14,694                $ 13,996                 $ 14,994
 7/31/2002                $ 14,899                $ 14,191                 $ 15,188
 8/31/2002                $ 15,101                $ 14,384                 $ 15,370
 9/30/2002                $ 15,491                $ 14,755                 $ 15,706
10/31/2002                $ 15,150                $ 14,430                 $ 15,446
11/30/2002                $ 15,015                $ 14,302                 $ 15,381
12/31/2002                $ 15,460                $ 14,725                 $ 15,705
 1/31/2003                $ 15,342                $ 14,613                 $ 15,666
 2/28/2003                $ 15,681                $ 14,936                 $ 15,885
 3/31/2003                $ 15,678                $ 14,933                 $ 15,895
 4/30/2003                $ 15,827                $ 15,075                 $ 16,000
 5/31/2003                $ 16,303                $ 15,529                 $ 16,374
 6/30/2003                $ 16,165                $ 15,397                 $ 16,305
 7/31/2003                $ 15,349                $ 14,620                 $ 15,735
 8/31/2003                $ 15,539                $ 14,801                 $ 15,853
 9/30/2003                $ 16,159                $ 15,391                 $ 16,319
10/31/2003                $ 16,018                $ 15,257                 $ 16,237
11/30/2003                $ 16,230                $ 15,459                 $ 16,406
12/31/2003                $ 16,379                $ 15,601                 $ 16,542
 1/31/2004                $ 16,415                $ 15,635                 $ 16,637
 2/29/2004                $ 16,753                $ 15,957                 $ 16,886
 3/31/2004                $ 16,606                $ 15,817                 $ 16,827
 4/30/2004                $ 16,071                $ 15,308                 $ 16,428
 5/31/2004                $ 16,044                $ 15,282                 $ 16,369
 6/30/2004                $ 16,119                $ 15,354                 $ 16,428
 7/31/2004                $ 16,380                $ 15,602                 $ 16,645
 8/31/2004                $ 16,764                $ 15,967                 $ 16,978
 9/30/2004                $ 16,859                $ 16,058                 $ 17,068
10/31/2004                $ 17,023                $ 16,214                 $ 17,215
11/30/2004                $ 16,745                $ 15,950                 $ 17,073
12/31/2004                $ 16,985                $ 16,178                 $ 17,282
 1/31/2005                $ 17,190                $ 16,374                 $ 17,442
 2/28/2005                $ 17,077                $ 16,266                 $ 17,385
 3/31/2005                $ 16,877                $ 16,075                 $ 17,275
 4/30/2005                $ 17,235                $ 16,416                 $ 17,548
 5/31/2005                $ 17,398                $ 16,572                 $ 17,673
 6/30/2005                $ 17,520                $ 16,688                 $ 17,782
 7/31/2005                $ 17,363                $ 16,538                 $ 17,702
 8/31/2005                $ 17,595                $ 16,759                 $ 17,881
 9/30/2005                $ 17,393                $ 16,567                 $ 17,761
10/31/2005                $ 17,217                $ 16,399                 $ 17,652

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Massachusetts Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax exempt bonds with a maturity of at least one year. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/05 (%)

  SHARE CLASS               A                     B                     C
  --------------------------------------------------------------------------------
  INCEPTION             04/10/87              06/08/92              08/01/97
  --------------------------------------------------------------------------------
  SALES CHARGE     WITHOUT      WITH     WITHOUT      WITH     WITHOUT      WITH
  --------------------------------------------------------------------------------
  1-year            1.09       -3.71      0.34       -4.45      0.64       -0.32
  5-year            6.08        5.06      5.30        4.97      5.61        5.61
  10-year           5.58        5.07      4.80        4.80      5.06        5.06

AVERAGE ANNUAL TOTAL RETURN AS OF 09/30/05 (%)

  SHARE CLASS               A                     B                     C
  --------------------------------------------------------------------------------
  SALES CHARGE     WITHOUT      WITH     WITHOUT      WITH     WITHOUT      WITH
  --------------------------------------------------------------------------------
  1-year            3.15       -1.75      2.38       -2.51      2.69        1.71
  5-year            6.60        5.56      5.81        5.49      6.12        6.12
  10-year           5.91        5.39      5.12        5.12      5.37        5.37

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND THE FEES ASSOCIATED WITH EACH CLASS.

Class C is a newer class of shares. Its performance information includes returns of the fund's class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns because class B and class C shares generally have similar expense structures. Class A shares were initially offered on April 10, 1987, class B shares were initially offered on June 8, 1992 and class C shares were initially offered on August 1, 1997.

[SIDENOTE]

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

PERFORMANCE OF A $10,000 INVESTMENT 11/01/95 - 10/31/05 ($)

  SALES CHARGE          WITHOUT       WITH
  -----------------------------------------
  Class A               17,217       16,399
  Class B               15,981       15,981
  Class C               16,377       16,377

FUND PROFILE
                                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

TOP 5 SECTORS AS OF 10/31/05 (%)

Education                           14.4
Water & sewer                       14.0
Refunded/escrowed                   12.8
State general obligations           11.8
Hospital                             7.9

QUALITY BREAKDOWN AS OF 10/31/05 (%)

AAA                                 58.6
AA                                  19.5
A                                    4.2
BBB                                  8.0
BB                                   2.6
Non-rated                            6.1
Cash equivalent                      1.0

MATURITY BREAKDOWN AS OF 10/31/05 (%)

0-1 years                            0.1
1-3 years                            1.0
3-5 years                            7.3
5-7 years                            4.0
7-10 years                          17.4
10-15 years                         38.5
15-20 years                         13.7
20-25 years                          3.8
25 years and over                   13.2
Cash equivalent                      1.0

Sector breakdowns are calculated as a percentage of net assets. Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[SIDENOTE]

SUMMARY

- For the 12-month period ended October 31, 2005, the fund's class A shares returned 1.09% without sales charge.

- Bonds of lower quality and longer maturities led over this reporting period.

- We believe that the fund's focus on higher quality and intermediate maturities held back performance relative to its Lipper peer group.

                           LEHMAN BROTHERS
CLASS A SHARES          MUNICIPAL BOND INDEX
    1.09%                       2.54%

The Lehman Brothers Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. It is unmanaged and unavailable for investment.

                                    OBJECTIVE
 Seeks as high a level of after-tax total return, as is consistent with prudent risk

                                TOTAL NET ASSETS
                                 $187.3 million

MANAGEMENT STYLE

               FIXED INCOME MATURITY
               SHORT INTERM. LONG

QUALITY
  HIGH                         X
  MED
  LOW

UNDERSTANDING YOUR EXPENSES
                                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the continuing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

05/01/05 - 10/31/05

             ACCOUNT VALUE AT THE       ACCOUNT VALUE AT THE         EXPENSES PAID        FUND'S ANNUALIZED
          BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)    DURING THE PERIOD ($)    EXPENSE RATIO (%)
            ACTUAL    HYPOTHETICAL      ACTUAL   HYPOTHETICAL    ACTUAL   HYPOTHETICAL
Class A    1,000.00     1,000.00        998.49     1,020.67       4.53        4.58               0.90
Class B    1,000.00     1,000.00        994.81     1,016.89       8.30        8.39               1.65
Class C    1,000.00     1,000.00        996.32     1,018.40       6.79        6.87               1.35

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent and distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only continuing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

[SIDENOTE]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

- For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

- For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

ECONOMIC UPDATE
                                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

Despite two catastrophic hurricanes, record energy prices and rising interest rates, the US economy moved ahead at a healthy pace during the 12-month period that began November 1, 2004 and ended October 31, 2005. Gross domestic product
(GDP) expanded at an annualized rate of 3.6% as overall job growth helped buoy consumer spending and rising profits boosted business spending. Employment data was solid, even in light of Hurricanes Katrina and Rita. The economy added an average of 158,000 new jobs each month over the 12-month period, despite the loss of 8,000 jobs in September as a direct result of the Gulf Coast floods. In fact, the actual number of jobs lost was a fraction of an earlier estimate--and considerably lower than originally expected.

Energy prices weighed on economic growth as the period wore on. The first signs of relief came in September as the price of crude oil retreated from a record high of $69.81 a barrel. However, signs of slower growth had already cropped up in retail spending and industrial activity. Consumer confidence readings dipped in July, fell sharply in September and slipped again in October, according to the Conference Board. The decline was generally attributed to the recent hurricanes, expectations of a weakening labor market and sticker shock at the pump and at the season's first delivery of home heating oil.

Despite these setbacks, the latest data on the economy suggests that it has retained its vigor. Although the pace slowed in September, manufacturing activity remained strong, and business activity in non-manufacturing industries continued to expand. With the assistance from insurance funds, federal monies and charitable contributions, the Gulf region is on track to rebuild, which could send a positive ripple throughout the national economy.

BONDS DELIVERED MODEST GAINS

The US bond market delivered positive but modest returns as short-term interest rates rose steadily throughout the period and long-term rates edged higher in the final months of the period. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.6%--approximately one-half percentage point higher than where it started.

In this environment, the Lehman Brothers Aggregate Bond Index returned 1.13% for the 12-month period. High-yield bonds led the fixed income markets despite a setback in the spring, when GM and Ford bonds were downgraded, and again, near the end of the period, as investors appeared to grow more cautious about risk. The Merrill Lynch US High Yield, Cash Pay Index returned 3.96%.

SHORT-TERM INTEREST RATES MOVED HIGHER

The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 1.75% to 3.75% in eight quarter-point steps during the 12-month period(1). In the wake of Hurricanes Katrina and Rita, some market observers speculated that the Fed might curtail its rate hikes. However, Fed chairman Greenspan indicated that inflation was a greater concern than the sustainability of economic growth and we believe that the Fed is likely to continue to raise short-term interest rates into the first half of 2006.

DESPITE VOLATILITY, STOCKS MOVED AHEAD

The S&P 500 Index--a broad measure of large company stock market performance--returned 8.72% for this reporting period. The gain masked considerable volatility, which led stocks on a roller coaster ride in response to national and economic events. Early in the period, the presidential election buoyed the stock market. Later in the period, the economy's resilience gave stocks reasons to rally again. These rallies, however, were interrupted by declines linked to higher energy prices and interest rates, weakening consumer confidence and dire predictions about the economic impact of the twin storms. Small- and mid-cap stocks outperformed large-cap stocks. Value stocks led growth stocks except among small caps, where growth gained a small advantage over value.

Foreign stock markets outperformed the broad US market. The MSCI EAFE Index, which measures stock market performance in developed markets outside the United States, returned 18.09% for the 12-month period.(2)

(1)  The federal funds rate was raised to 4.0% on November 1, 2005.
(2) The MSCI EAFE Index is an unmanaged market-weighted index composed of companies representative of the market structure of 21 developed market countries in Europe, Australasia and the Far East.

[SIDENOTE]

SUMMARY:

FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 2005

- Investment-grade bonds chalked up modest gains as measured by the Lehman Brothers Aggregate Bond Index. High-yield bonds led the fixed income markets, as measured by the Merrill Lynch US High Yield, Cash Pay Index.

LEHMAN INDEX    MERRILL LYNCH INDEX
   1.13%               3.96%

- Despite bouts of volatility, the broad stock market generated a solid return for the period. The S&P 500 Index returned 8.72%. As the economy expanded, mid-cap value stocks were the market's strongest performers, as measured by the Russell MidCap Value Index.

S&P 500 INDEX           RUSSELL INDEX
   8.72%                    19.50%

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated non-convertible investment grade debt issues.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks.

The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values.

PORTFOLIO MANAGER'S REPORT
                                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

For the 12-month period ended October 31, 2005, Columbia Massachusetts Tax-Exempt Fund class A shares returned 1.09% without sales charge. This was less than the 2.54% return of the Lehman Brothers Municipal Bond Index and the 1.68% average return of the fund's peer group, the Lipper Massachusetts Municipal Debt Funds Category.(3) Expenses generally accounted for some of the performance difference between the fund and the index. The fund incurs management and operational expenses, which the index does not incur. We believe that the fund had less exposure to longer-term and lower-quality bonds than most of its peer group. Bonds in those categories outperformed bonds with intermediate maturities and issues with higher quality ratings, helping to account for the fund's performance shortfall. Continued financial difficulties at a Massachusetts nursing home facility, whose bonds the fund holds, penalized results by about one-third of one percentage point early in the period.

HIGHER SHORT-TERM RATES PRESSURED INTERMEDIATE-TERM ISSUES

Because we expected economic growth to slow somewhat and the Federal Reserve Board to near the end of its cycle of short-term interest rate hikes, we emphasized bonds that we thought would be the beneficiaries of that scenario: bonds in the 5-20 year maturity range. However, economic growth remained strong, despite two natural disasters and rising energy prices, and the Federal Reserve Board continued to raise short-term interest rates throughout the period. As a result, the segment of the municipal market that we emphasized came under relative pressure and the fund's positioning detracted from performance.

A MIXED OUTLOOK FOR MASSACHUSETTS

The Massachusetts economy was hit hard by the recession that occurred in the aftermath of September 11, 2001, and its rebound has been uneven. Of the four sectors that dominate the Massachusetts economy--financial services, health care, education and technology--financial services and technology have only recently shown signs of recovery. Employment in health care and education has held up fairly well. But overall job growth has lagged the national average. And mergers and consolidations have been responsible for recent layoffs among some of the state's large employers. Yet, the state's unemployment rate is below the national trend.

Looking ahead, we believe that Massachusetts' housing sector, which has offered significant opportunities over the past several years, now poses certain risks. A tight supply of existing homes has benefited the construction industry and fueled dramatic price increases. However, high home prices have also served as a barrier for companies attempting to recruit employees from out of state and may also account for net migration from the state. Now, with mortgage rates moving generally higher, the housing sector could be weaker going forward.

(3) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

[SIDENOTE]

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT ww.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

NET ASSET VALUE PER SHARE AS OF 10/31/05 ($)

Class A                              7.83
Class B                              7.83
Class C                              7.83

DISTRIBUTIONS DECLARED PER SHARE 11/01/04 - 10/31/05 ($)

Class A                              0.43
Class B                              0.37
Class C                              0.39

Distributions include $0.11 per share of taxable realized gains. A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

SEC YIELDS AS OF 10/31/05 (%)

Class A                              3.28
Class B                              2.68
Class C                              2.99

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

TAXABLE-EQUIVALENT SEC YIELDS AS OF 10/31/05 (%)

Class A                              5.34
Class B                              4.37
Class C                              4.87

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate and applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

LOOKING AHEAD

In Massachusetts, as elsewhere in the United States, we believe that higher energy prices at home and at the pump are likely to eat into consumer spending and together with higher short term interest rates and the consumer's elevated debt levels translate into slower economic growth. We have positioned the portfolio for that likelihood, expecting yields on the intermediate-term bonds that are the focus of the fund to stabilize or even decline. However, we may reassess our strategy if the economy maintains its current rate of growth or accelerates or if inflation begins to move meaningfully higher.

[PHOTO OF GARY SWAYZE]

Gary Swayze has managed Columbia Massachusetts Tax-Exempt Fund since July 1998 and has been with the advisor or its predecessors or affiliate organizations since 1997.

/s/ Gary Swayze

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

[SIDENOTE]

WE HAVE POSITIONED THE PORTFOLIO WITH THE EXPECTATION THAT YIELDS ON INTERMEDIATE-TERM BONDS COULD STABILIZE OR EVEN DECLINE.

INVESTMENT PORTFOLIO
OCTOBER 31, 2005                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

                                                                                                         PAR ($)        VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.5%
EDUCATION - 18.4%
EDUCATION - 14.4%

               MA COLLEGE BUILDING AUTHORITY   Series 1994 A,
                                                   7.500% 05/01/14                                     1,825,000        2,241,940
                                               University of Massachusetts Building Authority,
                                                Series 2003 1,
                                                Insured: AMBAC
                                                   5.250% 11/01/14                                     1,155,000        1,255,242

               MA DEVELOPMENT FINANCE AGENCY   Boston University, Series 1999 P,
                                                   6.000% 05/15/59                                     1,000,000        1,123,110
                                               College of Pharmacy & Allied Health Services,
                                                Series 2003 C,
                                                   5.750% 07/01/33                                     1,000,000        1,045,710
                                               Holy Cross, Series 2002,
                                                   5.250% 09/01/32                                     2,000,000        2,218,880

MA HEALTH & EDUCATIONAL FACILITIES AUTHORITY   Harvard University:
                                                Series 1991 N,
                                                   6.250% 04/01/20                                     2,675,000        3,243,946
                                                Series 2005 A,
                                                   5.000% 07/15/36                                     2,500,000        2,592,275
                                               Massachusetts Institute of Technology:
                                                Series 2002 L,
                                                   5.000% 07/01/18                                     2,500,000        2,723,025
                                                Series 2002 K,
                                                   5.375% 07/01/17                                     4,250,000        4,773,430
                                                   5.500% 07/01/32                                     1,500,000        1,728,930
                                               Tufts University:
                                                Series 2002 J,
                                                   5.500% 08/15/16                                     1,250,000        1,396,638
                                                   5.500% 08/15/18                                     1,000,000        1,123,330
                                               Wellesley College, Series 2003,
                                                   5.000% 07/01/21                                     1,000,000        1,044,580

          MA MASSACHUSETTS STATE DEVELOPMENT   Babson College, Series 2005 A,
                      FINANCE AGENCY REVENUE       4.375% 10/01/35                                       500,000          464,550
                                                                                                                      -----------
                                                                                                 Education Total       26,975,586

PREP SCHOOL - 3.3%

               MA DEVELOPMENT FINANCE AGENCY   Deerfield Academy, Series 2003 A,
                                                   5.000% 10/01/15                                       805,000          858,323

MA HEALTH & EDUCATIONAL FACILITIES AUTHORITY   Learning Center for Deaf Children, Series 1999 C,
                                                   6.100% 07/01/19                                     1,000,000        1,009,790

                MA INDUSTRIAL FINANCE AGENCY   Cambridge Friends School, Series 1998,
                                                   5.750% 09/01/18                                     1,000,000          996,320
                                               Concord Academy, Series 1997,
                                                   5.500% 09/01/27                                     1,250,000        1,290,225
                                               St. John's High School, Series 1998,
                                                   5.700% 06/01/18                                     1,000,000        1,035,500
                                               Tabor Academy, Series 1998,
                                                   5.400% 12/01/18                                     1,000,000        1,025,110
                                                                                                                      -----------
                                                                                               Prep School Total        6,215,268

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)        VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
EDUCATION - (CONTINUED)
STUDENT LOAN - 0.7%

          MA EDUCATIONAL FINANCING AUTHORITY   Series 2002 E, AMT,
                                                Insured: AMBAC
                                                   5.000% 01/01/13                                     1,340,000        1,373,473
                                                                                                                      -----------
                                                                                              Student Loan Total        1,373,473
                                                                                                                      -----------
                                                                                                 EDUCATION TOTAL       34,564,327
HEALTH CARE - 12.7%
CONTINUING CARE RETIREMENT - 1.1%

            MA BOSTON INDUSTRIAL DEVELOPMENT
                         FINANCING AUTHORITY   Springhouse, Inc., Series 1998,
                                                   5.875% 07/01/18                                       950,000          963,186

               MA DEVELOPMENT FINANCE AGENCY   Loomis Communities Project, Series 2002 A,
                                                   6.900% 03/01/32                                     1,000,000        1,079,960
                                                                                                                      -----------
                                                                                Continuing Care Retirement Total        2,043,146
HEALTH SERVICES - 0.8%

               MA DEVELOPMENT FINANCE AGENCY   Boston Biomedical Research Institute, Series 1999,
                                                   5.750% 02/01/29                                     1,450,000        1,501,576
                                                                                                                      -----------
                                                                                           Health Services Total        1,501,576
HOSPITALS - 7.9%

               MA DEVELOPMENT FINANCE AGENCY   Massachusetts Biomedical Research Corp., Series 2000 C,
                                                   6.250% 08/01/20                                     1,000,000        1,076,060

MA HEALTH & EDUCATIONAL FACILITIES AUTHORITY   Covenant Health System, Series 2002,
                                                   6.000% 07/01/31                                     1,000,000        1,058,710
                                               Jordan Hospital, Series 2003 E,
                                                   6.750% 10/01/33                                     1,500,000        1,624,950
                                               Milford-Whitinsville Regional Hospital, Series 2002 D,
                                                   6.350% 07/15/32                                       500,000          525,325
                                               South Shore Hospital, Series 1999 F,
                                                   5.625% 07/01/19                                     2,015,000        2,130,218

                MA INDUSTRIAL FINANCE AGENCY   Massachusetts Biomedical Research Corp.:
                                                Series 1989 A2,
                                                   (a) 08/01/08                                        2,000,000        1,813,080
                                                   (a) 08/01/10                                        8,000,000        6,635,200
                                                                                                                      -----------
                                                                                                 Hospitals Total       14,863,543
INTERMEDIATE CARE FACILITIES - 0.9%

               MA DEVELOPMENT FINANCE AGENCY   Evergreen Center, Inc., Series 2005,
                                                   5.500% 01/01/35                                       750,000          738,900
                                               New England Center for Children, Series 1998,
                                                   5.875% 11/01/18                                       925,000          893,726
                                                                                                                      -----------
                                                                              Intermediate Care Facilities Total        1,632,626

See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)        VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
HEALTH CARE - (CONTINUED)
NURSING HOMES - 2.0%

               MA DEVELOPMENT FINANCE AGENCY   American Health Woodlawn Manor, Inc.:
                                                Series 2000 A,
                                                   7.750% 12/01/27                                     1,328,000          715,340
                                                Series 2000 B,
                                                   10.250% 06/01/27 (b)                                  417,373           20,869

                MA INDUSTRIAL FINANCE AGENCY   Chelsea Jewish Nursing Home, Series 1997 A,
                                                Insured: FHA
                                                   6.500% 08/01/37                                       895,000          962,948
                                               First Mortgage GF/Massachusetts, Inc., Series 1994 A,
                                                   8.300% 07/01/23                                     2,135,000        2,139,484
                                                                                                                      -----------
                                                                                             Nursing Homes Total        3,838,641
                                                                                                                      -----------
                                                                                               HEALTH CARE TOTAL       23,879,532

HOUSING - 1.0%
MULTI-FAMILY - 0.8%

                   MA HOUSING FINANCE AGENCY   Series 2004 A, AMT,
                                                Insured: FSA
                                                   5.250% 07/01/25                                     1,500,000        1,532,145
                                                                                                                      -----------
                                                                                              Multi-Family Total        1,532,145

SINGLE-FAMILY - 0.2%

                   MA HOUSING FINANCE AGENCY   Series 1997 57, AMT,
                                                Insured: AMBAC
                                                   5.600% 06/01/30                                       410,000          416,777
                                                                                                                      -----------
                                                                                             Single-Family Total          416,777
                                                                                                                      -----------
                                                                                                   HOUSING TOTAL        1,948,922

OTHER - 17.2%
OTHER - 1.3%

               MA DEVELOPMENT FINANCE AGENCY   WGBH Educational Foundation, Series 2002 A,
                                                Insured: AMBAC
                                                   5.750% 01/01/42                                     2,000,000        2,375,280
                                                                                                                      -----------
                                                                                                     Other Total        2,375,280
POOL/BOND BANK - 3.1%

          MA WATER POLLUTION ABATEMENT TRUST   Pool Program:
                                                Series 1999 A,
                                                   6.000% 08/01/17                                     2,445,000        2,859,598
                                                Series 2003 9,
                                                   5.500% 08/01/15                                     1,000,000        1,118,170
                                                Series 2005 11,
                                                   4.750% 08/01/23                                     1,500,000        1,531,605
                                               New Bedford Project, Series 1996 A,
                                                   6.000% 02/01/06                                       220,000          221,648
                                               Unrefunded, Series 2002 8,
                                                   5.000% 08/01/17                                        20,000           21,053
                                                                                                                      -----------
                                                                                            Pool/Bond Bank Total        5,752,074

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)        VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

REFUNDED/ESCROWED (c) - 12.8%

               MA COLLEGE BUILDING AUTHORITY   Escrowed to Maturity:
                                                Series 1999 A,
                                                Insured: MBIA
                                                   (a) 05/01/18                                        7,760,000        4,412,879
                                                Series 1999 A,
                                                Insured: MBIA
                                                   (a) 05/01/23                                        6,000,000        2,643,060

               MA DEVELOPMENT FINANCE AGENCY   College of Pharmacy & Allied Health Services,
                                                Series 1999 B,
                                                Pre-refunded 01/01/10,
                                                   6.625% 07/01/20                                       765,000          865,100
                                               Western New England College,
                                                Series 2002,
                                                Pre-refunded 12/01/12
                                                   5.875% 12/01/22                                       905,000        1,009,012

MA HEALTH & EDUCATIONAL FACILITIES AUTHORITY   Winchester Hospital,
                                                Series 2000 E,
                                                Pre-refunded 07/01/10,
                                                   6.750% 07/01/30                                     1,000,000        1,128,450

         MA MASSACHUSETTS BAY TRANSPORTATION   Series 2002 A,
                                   AUTHORITY    Pre-refunded 07/01/12,
                                                   5.250% 07/01/21                                     1,000,000        1,080,960

                                 MA STATE GO   Series 1990 B,
                                                Escrowed to Maturity,
                                                Insured: FGIC
                                                   7.000% 07/01/09                                     1,385,000        1,507,420
                                               Series 2002 E,
                                                Pre-refunded 01/01/13,
                                                Insured: FSA
                                                   5.250% 01/01/20                                     2,000,000        2,164,680

                       MA TURNPIKE AUTHORITY   Series 1993 A,
                                                Escrowed to Maturity,
                                                   5.000% 01/01/20                                     7,000,000        7,475,370

          MA WATER POLLUTION ABATEMENT TRUST   Series 2001 7,
                                                Pre-refunded 08/01/11, Pool Program,
                                                   5.250% 02/01/14                                       515,000          554,511
                                               Series 2002 8,
                                                Pre-refunded 08/01/12, Pool Program,
                                                   5.000% 08/01/17                                       980,000        1,045,591

       PR COMMONWEALTH OF PUERTO RICO PUBLIC
                               FINANCE CORP.   Series 2002 E,
                                                Escrowed to Maturity,
                                                   6.000% 08/01/26                                        50,000           60,655
                                                                                                                      -----------
                                                                                         Refunded/Escrowed Total       23,947,688
                                                                                                                      -----------
                                                                                                     OTHER TOTAL       32,075,042

See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)        VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)

OTHER REVENUE - 1.0%

HOTELS - 1.0%

            MA BOSTON INDUSTRIAL DEVELOPMENT
                           FINANCE AUTHORITY   Crosstown Center Project, Series 2002, AMT,
                                                   6.500% 09/01/35                                     2,000,000        1,977,060
                                                                                                                      -----------
                                                                                                    Hotels Total        1,977,060
                                                                                                                      -----------
                                                                                             OTHER REVENUE TOTAL        1,977,060

RESOURCE RECOVERY - 0.8%

RESOURCE RECOVERY - 0.8%

               MA DEVELOPMENT FINANCE AGENCY   Ogden Haverhill Project,
                                                 Series 1998 B, AMT,
                                                   5.500% 12/01/19                                     1,000,000        1,015,390

                MA INDUSTRIAL FINANCE AGENCY   Ogden Haverhill Associates,
                                                 Series 1998 A, AMT,
                                                   5.600% 12/01/19                                       500,000          509,455
                                                                                                                      -----------
                                                                                         Resource Recovery Total        1,524,845
                                                                                                                      -----------
                                                                                         RESOURCE RECOVERY TOTAL        1,524,845
TAX-BACKED - 20.5%

LOCAL GENERAL OBLIGATION - 4.1%

                              MA BELCHERTOWN   Series 2002,
                                                Insured: MBIA
                                                   5.000% 01/15/14                                     1,665,000        1,780,751

                              MA NEW BEDFORD   Series 2001,
                                                Insured: FGIC
                                                   5.500% 05/01/16                                     2,955,000        3,241,665

                                  MA NORWELL   Series 2003,
                                                Insured: FGIC
                                                   5.000% 11/15/22                                     1,410,000        1,524,774

                              MA SPRINGFIELD   Series 2001,
                                                Insured: FGIC
                                                   5.500% 08/01/15                                     1,000,000        1,100,500
                                                                                                                      -----------
                                                                                 Local General Obligations Total        7,647,690
SPECIAL NON-PROPERTY TAX - 3.6%

         MA MASSACHUSETTS BAY TRANSPORTATION   Series 2004 C,
                                   AUTHORITY       5.250% 07/01/21                                     1,500,000        1,657,515

    PR COMMONWEALTH OF PUERTO RICO HIGHWAY &
            TRANSPORTATION AUTHORITY REVENUE   Series 2002 E,
                                                Insured: FSA
                                                   5.500% 07/01/14                                     2,000,000        2,241,120
                                                   5.500% 07/01/18                                     1,000,000        1,128,730
                                               Highway Revenue, Series 2005 BB,
                                                Insured: FSA
                                                   5.250% 07/01/22                                     1,500,000        1,664,430
                                                                                                                      -----------
                                                                                  Special Non-Property Tax Total        6,691,795

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)        VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

STATE APPROPRIATED - 1.0%

         MA MASSACHUSETTS BAY TRANSPORTATION   Series 1988,
                                   AUTHORITY       7.750% 01/15/06                                        50,000           50,479

       PR COMMONWEALTH OF PUERTO RICO PUBLIC   Series 1998 A,
                               FINANCE CORP.    Insured: AMBAC
                                                   5.375% 06/01/15                                     1,000,000        1,112,990
                                               Series 2002 E,
                                                   6.000% 08/01/26                                       550,000          641,646
                                                                                                                      -----------
                                                                                        State Appropriated Total        1,805,115

STATE GENERAL OBLIGATIONS - 11.8%

         MA MASSACHUSETTS BAY TRANSPORTATION   Series 1991 A,
                                   AUTHORITY    Insured: MBIA
                                                   7.000% 03/01/21                                     1,500,000        1,882,380
                                               Series 1992 B,
                                                Insured: MBIA
                                                   6.200% 03/01/16                                     3,725,000        4,300,773
                                               Series 1994 A:
                                                   7.000% 03/01/10                                     3,000,000        3,399,630
                                                Insured: FGIC
                                                   7.000% 03/01/11                                     2,000,000        2,314,560
                                                   7.000% 03/01/14                                     1,250,000        1,512,750

                                 MA STATE GO   Consolidated Loan,
                                                Series 2001 D,
                                                   5.500% 11/01/15                                     1,000,000        1,113,300
                                                Series 2003 D,
                                                Insured: AMBAC
                                                   5.500% 10/01/19                                       450,000          506,597
                                                Series 2004 B,
                                                   5.250% 08/01/22                                     1,000,000        1,102,430

    PR COMMONWEALTH OF PUERTO RICO HIGHWAY &   Series 2001,
                    TRANSPORTATION AUTHORITY    Insured: FSA
                                                   5.500% 07/01/16                                     1,750,000        1,963,080

       PR COMMONWEALTH OF PUERTO RICO PUBLIC   Government Facilities,
                         BUILDINGS AUTHORITY     Series 2002 C,
                                                   5.500% 07/01/14                                       500,000          546,400

       PR COMMONWEALTH OF PUERTO RICO PUBLIC   Series 1998 A,
                               FINANCE CORP.    Insured: AMBAC
                                                   5.375% 06/01/19                                     2,190,000        2,446,996

              PR COMMONWEALTH OF PUERTO RICO   Series 1998,
                                                   5.250% 07/01/18                                     1,000,000        1,076,760
                                                                                                                      -----------
                                                                                 State General Obligations Total       22,165,656
                                                                                                                      -----------
                                                                                                TAX-BACKED TOTAL       38,310,256

See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)        VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)

TRANSPORTATION - 9.3%

AIR TRANSPORTATION - 1.9%

                           MA PORT AUTHORITY   Delta Air Lines, Inc.,
                                                Series 2001 A, AMT,
                                                Insured: AMBAC
                                                   5.500% 01/01/15                                     1,985,000        2,077,680
                                               US Airways, Inc.,
                                                Series 1999, AMT,
                                                Insured: MBIA
                                                   6.000% 09/01/21                                     1,500,000        1,561,620
                                                                                                                      -----------
                                                                                        Air Transportation Total        3,639,300
AIRPORTS - 2.5%

                           MA PORT AUTHORITY   Series 1999, IFRN, AMT,
                                                Insured: FGIC
                                                   9.160% 01/01/21 (d)                                 2,500,000        2,874,475
                                               Series 1999, IFRN,
                                                Insured: FGIC
                                                   8.669% 07/01/29 (d)                                 1,500,000        1,781,580
                                                                                                                      -----------
                                                                                                  Airports Total        4,656,055
TOLL FACILITIES - 2.7%

                       MA TURNPIKE AUTHORITY   Series 1997 C,
                                                Insured: MBIA
                                                   (a) 01/01/20                                        2,000,000        1,031,340
                                               Series 1999 A,
                                                Insured: AMBAC
                                                   4.750% 01/01/34                                     4,000,000        3,987,440
                                                                                                                      -----------
                                                                                           Toll Facilities Total        5,018,780
TRANSPORTATION - 2.2%

                    MA STATE FEDERAL HIGHWAY   Grant Anticipation Notes,
                                                Series 1998 A,
                                                Insured: FSA
                                                   5.250% 12/15/12                                     1,500,000        1,638,750

                                 MA STATE GO   Series 1998 B,
                                                Insured: MBIA
                                                   (a) 06/15/12                                        3,145,000        2,404,572
                                                                                                                      -----------
                                                                                            Transportation Total        4,043,322
                                                                                                                      -----------
                                                                                            TRANSPORTATION TOTAL       17,357,457

UTILITIES - 17.6%

INDEPENDENT POWER PRODUCERS - 0.4%

  PR COMMONWEALTH OF PUERTO RICO INDUSTRIAL,
            TOURIST, EDUCATIONAL, MEDICAL &
       ENVIRONMENTAL COGENERATION FACILITIES   AES Project,
                                                Series 2000, AMT,
                                                   6.625% 06/01/26                                       645,000          692,981
                                                                                                                      -----------
                                                                               Independent Power Producers Total          692,981

JOINT POWER AUTHORITY - 1.8%

         MA MUNICIPAL WHOLESALE ELECTRIC CO.   Nuclear Project 3-A, Series 2001,
                                                Insured: MBIA
                                                   5.250% 07/01/13                                     1,180,000        1,276,135

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)        VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)

UTILITIES - (CONTINUED)

JOINT POWER AUTHORITY - (CONTINUED)

                                               Power Supply System, Project 6-A, Series 2001,
                                                Insured: MBIA
                                                   5.250% 07/01/14                                     2,000,000        2,159,500
                                                                                                                      -----------
                                                                                     Joint Power Authority Total        3,435,635

MUNICIPAL ELECTRIC - 1.4%

               MA DEVELOPMENT FINANCE AGENCY   Devens Electric System, Series 2001,
                                                   6.000% 12/01/30                                     1,000,000        1,057,320

     PR COMMONWEALTH OF PUERTO RICO ELECTRIC
                             POWER AUTHORITY   Series 2003 NN,
                                                Insured: MBIA
                                                   5.250% 07/01/21                                     1,360,000        1,507,737
                                                                                                                      -----------
                                                                                        Municipal Electric Total        2,565,057

WATER & SEWER - 14.0%

          MA BOSTON WATER & SEWER COMMISSION   Series 1992 A,
                                                   5.750% 11/01/13                                     1,000,000        1,102,000
                                               Series 1993 A,
                                                   5.250% 11/01/19                                     4,750,000        5,210,465

                MA WATER RESOURCES AUTHORITY   Series 1992 A,
                                                   6.500% 07/15/19                                     5,100,000        6,066,807
                                               Series 1993 C,
                                                   5.250% 12/01/15                                     2,750,000        2,988,590
                                               Series 1993 C,
                                                Insured: AMBAC
                                                   5.250% 12/01/15                                     1,000,000        1,089,800
                                               Series 1995 B,
                                                Insured: MBIA
                                                   6.250% 12/01/13                                     5,000,000        5,794,600
                                               Series 2002 J:
                                                Insured: FSA
                                                   5.250% 08/01/19                                     1,000,000        1,101,060
                                                   5.500% 08/01/21                                     2,500,000        2,834,350
                                                                                                                      -----------
                                                                                             Water & Sewer Total       26,187,672
                                                                                                                      -----------
                                                                                                 UTILITIES TOTAL       32,881,345

                                               TOTAL MUNICIPAL BONDS
                                               (COST OF $173,395,697)                                                 184,518,786

                                                                                                          SHARES
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.0%
                                               Dreyfus Massachusetts Municipal Money Market Fund               1                1
                                                                                                                      -----------
                                               TOTAL INVESTMENT COMPANY
                                               (COST OF $1)                                                                     1

See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)        VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.0%

VARIABLE RATE DEMAND NOTES (e) - 1.0%

 IN EDUCATIONAL FACILITIES AUTHORITY REVENUE   DePauw University Project, Series 2002,
                                                LOC: Northern Trust Co.
                                                   2.730% 07/01/32                                       100,000          100,000

                MA WATER RESOURCES AUTHORITY   Multi-Modal Refunding Subordinated,
                                                Series 2002 C,
                                                LOC: Landesbank Hessen-Thuringen Girozentrale
                                                   2.770% 08/01/20                                       400,000          400,000
                                                Series 2002 D,
                                                LOC: Landesbank Baden-Wurttemberg
                                                   2.720% 08/01/17                                       100,000          100,000

          MA HEALTH & EDUCATIONAL FACILITIES
                           AUTHORITY REVENUE   Capital Assets Program, Series 1985 D,
                                                Insured: MBIA,
                                                   2.650% 01/01/35                                       920,000          920,000

 MS JACKSON COUNTY POLLUTION CONTROL REVENUE   Chevron USA Project, Inc., Series 1993,
                                                   2.720% 06/01/23                                       400,000          400,000
                                                                                                                      -----------
                                                                                VARIABLE RATE DEMAND NOTES TOTAL        1,920,000

                                               TOTAL SHORT-TERM OBLIGATIONS
                                               (COST OF $1,920,000)                                                     1,920,000

                                               TOTAL INVESTMENTS - 99.5%
                                               (COST OF $175,315,698) (f)                                             186,438,787

                                               OTHER ASSETS & LIABILITIES, NET - 0.5%                                     904,255

                                               NET ASSETS - 100.0%                                                    187,343,042

NOTES TO INVESTMENT PORTFOLIO

(a)  Zero coupon bond.
(b) The issuer is in default of certain debt covenants. Income is not being accrued. At October 31, 2005, the value of this security amounted to $20,869, which represents 0.0% of net assets.
(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d) The interest rate shown on floating rate or variable rate securities reflect the rate at October 31, 2005.
(e) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at October 31, 2005.
(f)  Cost for federal income tax purposes is $175,015,333.

                                 See Accompanying Notes to Financial Statements.

At October 31, 2005, the Fund held investments in the following sectors:

                                                                           % OF
HOLDINGS BY REVENUE SOURCE (UNAUDITED)                                  NET ASSETS
----------------------------------------------------------------------------------
Tax-backed                                                                 20.5%
Education                                                                  18.4
Utilities                                                                  17.6
Other                                                                      17.2
Health care                                                                12.7
Transportation                                                              9.3
Other revenue                                                               1.0
Housing                                                                     1.0
Resource recovery                                                           0.8
Investment company                                                          0.0
Short-term obligations                                                      1.0
Other assets & liabilities, net                                             0.5
                                                                          -----
                                                                          100.0%
                                                                          =====

ACRONYM                    NAME
AMBAC                      Ambac Assurance Corp.
AMT                        Alternative Minimum Tax
FGIC                       Financial Guaranty Insurance Co.
FHA                        Federal Housing Administration
FSA                        Financial Security Assurance, Inc.
GO                         General Obligation
IFRN                       Inverse Floating Rate Note
LOC                        Letter of Credit
MBIA                       MBIA Insurance Corp.

See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2005                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

                                                                                                          ($)
-------------------------------------------------------------------------------------------------------------
                   ASSETS    Investments, at cost                                                 175,315,698
                                                                                                  -----------
                             Investments, at value                                                186,438,787
                             Cash                                                                      10,596
                             Receivable for:
                              Fund shares sold                                                        215,251
                              Interest                                                              2,757,100
                             Deferred Trustees' compensation plan                                      13,038
                                                                                                  -----------
                                Total Assets                                                      189,434,772

              LIABILITIES    Payable for:
                              Investments purchased                                                 1,538,625
                              Fund shares repurchased                                                  60,194
                              Distributions                                                           263,667
                              Investment advisory fee                                                  80,676
                              Transfer agent fee                                                       16,352
                              Pricing and bookkeeping fees                                              7,284
                              Trustees' fees                                                              856
                              Audit fee                                                                27,198
                              Custody fee                                                               1,666
                              Distribution and service fees                                            55,884
                              Chief compliance officer expenses and fees                                  615
                             Deferred Trustees' fees                                                   13,038
                             Other liabilities                                                         25,675
                                                                                                  -----------
                                Total Liabilities                                                   2,091,730

                                                                                 NET ASSETS       187,343,042

COMPOSITION OF NET ASSETS    Paid-in capital                                                      175,329,491
                             Undistributed net investment income                                      435,614
                             Accumulated net realized gain                                            454,848
                             Net unrealized appreciation on investments                            11,123,089

                                                                                 NET ASSETS       187,343,042

                  CLASS A    Net assets                                                           146,149,069
                             Shares outstanding                                                    18,654,419
                             Net asset value per share                                                   7.83(a)
                             Maximum offering price per share ($7.83/0.9525)                             8.22(b)

                  CLASS B    Net assets                                                            27,207,790
                             Shares outstanding                                                     3,472,792
                             Net asset value and offering price per share                                7.83(a)

                  CLASS C    Net assets                                                            13,986,183
                             Shares outstanding                                                     1,785,204
                             Net asset value and offering price per share                                7.83(a)

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

                                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2005       COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

                                                                                                          ($)
-------------------------------------------------------------------------------------------------------------
        INVESTMENT INCOME    Interest                                                               9,682,666

                 EXPENSES    Investment advisory fee                                                  982,160
                             Distribution fee:
                              Class B                                                                 229,769
                              Class C                                                                 105,122
                             Service fee:
                              Class A                                                                 335,883
                              Class B                                                                  67,812
                              Class C                                                                  31,049
                             Transfer agent fee                                                       146,483
                             Pricing and bookkeeping fees                                              72,781
                             Trustees' fees                                                            13,240
                             Custody fee                                                               10,898
                             Chief compliance officer expenses and fees (See Note 4)                    5,371
                             Non-recurring costs (See Note 7)                                           3,577
                             Other expenses                                                           121,879
                                                                                                   ----------
                              Total Operating Expenses                                              2,126,024
                             Fees waived by Transfer Agent                                             (6,984)
                             Fees waived by Distributor - Class C                                     (42,053)
                             Non-recurring costs assumed by Investment Advisor (See Note 7)            (3,577)
                             Custody earnings credit                                                   (1,515)
                                                                                                   ----------
                              Net Expenses                                                          2,071,895
                                                                                                   ----------
                             Net Investment Income                                                  7,610,771

NET REALIZED AND UNREALIZED  Net realized gain (loss) on:
 GAIN (LOSS) ON INVESTMENTS   Investments                                                           1,322,776
      AND FUTURES CONTRACTS   Futures contracts                                                        50,616
                                                                                                   ----------
                                Net realized gain 1,373,392
                             Net change in unrealized
                             appreciation (depreciation) on:
                              Investments                                                          (7,129,235)
                              Futures contracts                                                       232,814
                                                                                                   ----------
                                Net change in unrealized (depreciation)                            (6,896,421)
                                                                                                   ----------
                             Net Loss                                                              (5,523,029)
                                                                                                   ----------
                             Net Increase in Net Assets from Operations                             2,087,742

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

OCTOBER 31, 2005                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

                                                                                            YEAR ENDED OCTOBER 31
                                                                                       ------------------------------
                                                                                          2005 ($)           2004 ($)
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

               OPERATIONS    Net investment income                                       7,610,771          8,284,280
                             Net realized gain on investments and futures contracts      1,373,392          2,563,806
                             Net change in unrealized appreciation (depreciation)
                              on investments and futures contracts                      (6,896,421)         1,444,233
                                                                                       ------------------------------
                             Net Increase from Operations                                2,087,742         12,292,319

DISTRIBUTIONS DECLARED TO
             SHAREHOLDERS    From net investment income:
                              Class A                                                   (6,072,094)        (6,543,341)
                              Class B                                                     (995,311)        (1,236,235)
                              Class C                                                     (496,888)          (529,745)
                             From net realized gains:
                              Class A                                                   (2,040,115)        (3,240,897)
                              Class B                                                     (439,772)          (769,203)
                              Class C                                                     (181,970)          (311,756)
                                                                                       ------------------------------
                             Total Distributions Declared to Shareholders              (10,226,150)       (12,631,177)

       SHARE TRANSACTIONS    Class A:
                              Subscriptions                                             10,091,803         13,751,482
                              Distributions reinvested                                   4,789,528          5,746,451
                              Redemptions                                              (19,637,972)       (29,804,341)
                                                                                       ------------------------------
                                Net Decrease                                            (4,756,641)       (10,306,408)
                             Class B:
                              Subscriptions                                                892,800          1,948,259
                              Distributions reinvested                                   1,019,829          1,399,554
                              Redemptions                                               (7,463,388)        (9,995,315)
                                                                                       ------------------------------
                                Net Decrease                                            (5,550,759)        (6,647,502)
                             Class C:
                              Subscriptions                                              3,826,209          3,165,607
                              Distributions reinvested                                     312,731            382,308
                              Redemptions                                               (2,942,417)        (5,428,819)
                                                                                       ------------------------------
                                Net Increase (Decrease)                                  1,196,523         (1,880,904)
                             Net Decrease from Share
                              Transactions                                              (9,110,877)       (18,834,814)
                                                                                       ------------------------------
                                  Total Decrease in Net Assets                         (17,249,285)       (19,173,672)

               NET ASSETS    Beginning of year                                         204,592,327        223,765,999
                             End of year                                               187,343,042        204,592,327
                             Undistributed net investment income at end of year            435,614            399,594

        CHANGES IN SHARES    Class A:
                              Subscriptions                                              1,261,166          1,693,890
                              Issued for distributions reinvested                          599,653            709,707
                              Redemptions                                               (2,452,718)        (3,716,650)
                                                                                       ------------------------------
                                Net Decrease                                              (591,899)        (1,313,053)
                             Class B:
                              Subscriptions                                                111,457            239,935
                              Issued for distributions reinvested                          127,677            172,823
                              Redemptions                                                 (933,346)        (1,240,708)
                                                                                       ------------------------------
                                Net Decrease                                              (694,212)          (827,950)
                             Class C:
                              Subscriptions                                                478,082            386,037
                              Issued for distributions reinvested                           39,158             47,165
                              Redemptions                                                 (367,703)          (677,355)
                                                                                       ------------------------------
                                Net Increase (Decrease)                                    149,537           (244,153)

                                 See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

NOTE 1. ORGANIZATION

Columbia Massachusetts Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Trust V (the "Trust"), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks as high a level of after-tax total return, as is consistent with prudent risk.

FUND SHARES

The Fund may issue an unlimited number of shares and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares purchases of less than $50,000 are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2005, permanent book and tax basis differences resulting primarily from differing treatments for discount accretion/premium amortization on debt securities and market discount reclassification were identified and reclassified among the components of the Fund's net assets as follows:

    UNDISTRIBUTED          ACCUMULATED
   NET INVESTMENT         NET REALIZED            PAID-IN
       INCOME                 GAIN                CAPITAL
-------------------------------------------------------------
    $  (10,458)            $  10,458               $  --

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 were as follows:

                       OCTOBER 31, 2005
--------------------------------------------------------------
    TAX-EXEMPT             ORDINARY             LONG-TERM
      INCOME                INCOME*           CAPITAL GAINS
--------------------------------------------------------------
   $  7,527,246            $  37,047           $  2,661,857

                       OCTOBER 31, 2004
--------------------------------------------------------------
    TAX-EXEMPT             ORDINARY             LONG-TERM
      INCOME                INCOME*           CAPITAL GAINS
--------------------------------------------------------------
   $  8,281,472            $  306,679          $  4,043,026

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

   UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED
    TAX-EXEMPT      ORDINARY       LONG-TERM    NET UNREALIZED
      INCOME         INCOME      CAPITAL GAINS   APPRECIATION*
-----------------------------------------------------------------
   $  415,907      $  100,509     $  1,207,370   $  11,423,454

*The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to discount accretion/premium amortization on debt securities.

Unrealized appreciation and depreciation at October 31, 2005, based on cost of investments for federal income tax purposes, was:

   Unrealized appreciation                     $  12,643,328
   Unrealized depreciation                        (1,219,874)
                                               -------------
     Net unrealized appreciation               $  11,423,454

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services to the Fund. Prior to September 30, 2005, Columbia Management Advisors, Inc. was the investment advisor to the Fund under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc. merged into Banc of America Capital Management, LLC. At that time, the investment advisor was then renamed Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund and Columbia New-York Tax-Exempt Fund as follows:

     AVERAGE DAILY NET ASSETS        ANNUAL FEE RATE
------------------------------------------------------
         First $1 billion                0.50%
     $1 billion to $3 billion            0.45%
         Over $3 billion                 0.40%

For the year ended October 31, 2005, the Fund's effective investment advisory fee rate was 0.50%.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the year ended October 31, 2005, the effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.037%.

TRANSFER AGENT FEE

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and a wholly owned subsidiary of BOA, provides shareholder services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. On August 22, 2005, Columbia Funds Services, Inc. was renamed Columbia Management Services, Inc. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period from September 1, 2005 through October 31, 2005, the Transfer Agent has voluntarily agreed to waive a portion of its fees to reflect reduced contractual fees that will be charged to the Fund effective November 1, 2005. For the year ended October 31, 2005, the Transfer Agent waived fees of $6,984 for the Fund.

For the year ended October 31, 2005, the Fund's effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.07%.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly owned subsidiary of BOA, is the principal underwriter of the Fund. On August 22, 2005, Columbia Funds Distributor, Inc. was renamed Columbia Management Distributors, Inc. For the year ended October 31, 2005, the Distributor has retained net underwriting discounts of $17,483 on sales of the Fund's Class A shares and net CDSC fees of $51,044 and $4,739 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the year ended October 31, 2005, the Fund's effective service fee rate was 0.22%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended October 31, 2005, the Fund paid $1,698 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the year ended October 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $10,944,750 and $19,427,957, respectively.

NOTE 6. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the year ended October 31, 2005, the Fund did not borrow under this arrangement.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated

AAA by Moody's Investors Services, Inc. At October 31, 2005, private insurers who insured greater than 5% of the total investments of the Fund were as follows: MBIA Insurance Corp., 16.7%, Ambac Assurance Corp., 10.1%, Financial Security Assurance, Inc., 8.7% and Financial Guaranty Insurance Co., 8.5%.

GEOGRAPHIC CONCENTRATION

The Fund has greater than 5% of its total investments on October 31, 2005 invested in debt obligations issued by Massachusetts and Puerto Rico and their respective political subdivisions, agencies and public authorities to obtain funds for various purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

INDUSTRY FOCUS

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

ISSUER FOCUS

As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc. (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Funds or its shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleged that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs alleged that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions. Plaintiffs filed a notice of voluntary dismissal of the lawsuit as to all defendants and all claims, without prejudice, which was so-ordered by the judge on or about November 9, 2005.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed.

For the year ended October 31, 2005, Columbia has assumed $3,577 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

FINANCIAL HIGHLIGHTS
                                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                      PERIOD
                                                                       ENDED
                                         YEAR ENDED OCTOBER 31,  OCTOBER 31,                YEAR ENDED JANUARY 31,
CLASS A SHARES                             2005           2004       2003(a)           2003          2002             2001
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                  $     8.17     $     8.16    $     8.06     $     7.85    $     7.83       $     7.18

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                      0.32(b)        0.33(b)       0.25(b)        0.35(b)       0.40(b)(c)       0.37(d)
Net realized and unrealized
gain (loss) on investments
and futures contracts                     (0.23)          0.17          0.10           0.23          0.03(c)          0.70
                                     ----------     ----------    ----------     ----------    ----------       ----------
Total from Investment
Operations                                 0.09           0.50          0.35           0.58          0.43             1.07

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income                (0.32)         (0.33)        (0.25)         (0.35)        (0.37)           (0.38)
From net realized gains                   (0.11)         (0.16)           --          (0.02)        (0.04)           (0.04)
                                     ----------     ----------    ----------     ----------    ----------       ----------
Total Distributions Declared
to Shareholders                           (0.43)         (0.49)        (0.25)         (0.37)        (0.41)           (0.42)
                                     ----------     ----------    ----------     ----------    ----------       ----------

NET ASSET VALUE, END OF PERIOD       $     7.83     $     8.17    $     8.16     $     8.06    $     7.85       $     7.83
Total return (e)                           1.09%(f)       6.28%         4.40%(g)       7.59%         5.62%(f)        15.30%(f)

RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                               0.90%          0.91%         1.00%(i)       0.94%         0.92%            0.93%
Net investment income (h)                  4.03%          4.05%         4.16%(i)       4.39%         5.05%(c)         4.94%
Waiver/reimbursement                         --%(j)         --%           --%            --%         0.05%            0.03%
Portfolio turnover rate                       6%             6%            9%(g)         13%            8%              18%
Net assets, end of
period (000's)                       $  146,149     $  157,198    $  167,692     $  170,512    $  169,284       $  152,057

(a) The Fund changed its fiscal year end from January 31 to October 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 5.02% to 5.05%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i) Annualized.
(j) Rounds to less than 0.01%.

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                      PERIOD
                                                                       ENDED
                                         YEAR ENDED OCTOBER 31,  OCTOBER 31,                 YEAR ENDED JANUARY 31,
Class B Shares                             2005           2004       2003(a)           2003          2002             2001
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                  $     8.17     $     8.16    $     8.06     $     7.85    $     7.83       $     7.18

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                      0.26(b)        0.27(b)       0.21(b)        0.29(b)       0.34(b)(c)       0.31(d)
Net realized and unrealized
gain (loss) on investments
and futures contracts                     (0.23)          0.16          0.10           0.23          0.03(c)          0.70
                                     ----------     ----------    ----------     ----------    ----------       ----------
Total from Investment
Operations                                 0.03           0.43          0.31           0.52          0.37             1.01

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income                (0.26)         (0.26)        (0.21)         (0.29)        (0.31)           (0.32)
From net realized gains                   (0.11)         (0.16)           --          (0.02)        (0.04)           (0.04)
                                     ----------     ----------    ----------     ----------    ----------       ----------
Total Distributions Declared
to Shareholders                           (0.37)         (0.42)        (0.21)         (0.31)        (0.35)           (0.36)
                                     ----------     ----------    ----------     ----------    ----------       ----------

NET ASSET VALUE, END OF PERIOD       $     7.83     $     8.17    $     8.16     $     8.06    $     7.85       $     7.83
Total return (e)                           0.34%(f)       5.49%         3.82%(g)       6.79%         4.86%(f)        14.45%(f)

RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                               1.65%          1.66%         1.75%(i)       1.69%         1.67%            1.68%
Net investment income (h)                  3.28%          3.29%         3.41%(i)       3.64%         4.30%(c)         4.19%
Waiver/reimbursement                         --%(j)         --%           --%            --%         0.05%            0.03%
Portfolio turnover rate                       6%             6%            9%(g)         13%            8%              18%
Net assets, end of
period (000's)                       $   27,208     $   34,035    $   40,739     $   43,052    $   39,009       $   44,038

(a) The Fund changed its fiscal year end from January 31 to October 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.27% to 4.30%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i) Annualized.
(j) Rounds to less than 0.01%.

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                      PERIOD
                                                                       ENDED
                                         YEAR ENDED OCTOBER 31,  OCTOBER 31,                  YEAR ENDED JANUARY 31,
Class C Shares                             2005           2004       2003(a)           2003          2002             2001
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                  $     8.17     $     8.16    $     8.06     $     7.85    $     7.83       $     7.18

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                      0.29(b)        0.29(b)       0.23(b)        0.31(b)       0.36(b)(c)       0.34(d)
Net realized and unrealized
gain (loss) on investments
and futures contracts                     (0.24)          0.17          0.09           0.24          0.04(c)          0.70
                                     ----------     ----------    ----------     ----------    ----------       ----------
Total from Investment
Operations                                 0.05           0.46          0.32           0.55          0.40             1.04

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income                (0.28)         (0.29)        (0.22)         (0.32)        (0.34)           (0.35)
From net realized gains                   (0.11)         (0.16)           --          (0.02)        (0.04)           (0.04)
                                     ----------     ----------    ----------     ----------    ----------       ----------
Total Distributions Declared
to Shareholders                           (0.39)         (0.45)        (0.22)         (0.34)        (0.38)           (0.39)
                                     ----------     ----------    ----------     ----------    ----------       ----------

NET ASSET VALUE, END OF PERIOD       $     7.83     $     8.17    $     8.16     $     8.06    $     7.85       $     7.83
Total return (e)(f)                        0.64%          5.81%         4.05%(g)       7.11%         5.17%           14.79%

RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                               1.35%          1.36%         1.45%(i)       1.39%         1.37%            1.38%
Net investment income (h)                  3.57%          3.58%         3.71%(i)       3.94%         4.60%(c)         4.49%
Waiver/reimbursement                       0.30%          0.30%         0.30%(i)       0.30%         0.35%            0.33%
Portfolio turnover rate                       6%             6%            9%(g)         13%            8%              18%
Net assets, end of
period (000's)                       $   13,986     $   13,360    $   15,335     $   11,399    $    4,802       $    2,586

(a) The Fund changed its fiscal year end from January 31 to October 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.57% to 4.60%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i) Annualized.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

TO THE TRUSTEES OF COLUMBIA FUNDS TRUST V AND THE SHAREHOLDERS OF COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Massachusetts Tax-Exempt Fund (the "Fund") (a series of Columbia Funds Trust V) at October 31, 2005, and the results of its operations for the year ended October 31, 2005, and the changes in its net assets and the financial highlights for the years ended October 31, 2005 and 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Fund for the fiscal periods ending on or prior to October 31, 2003 were audited by other independent accountants, whose report dated December 9, 2003 expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 21, 2005

UNAUDITED INFORMATION
                                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

For the fiscal year ended October 31, 2005, the Fund designates long term capital gains of $1,257,587.

100% of distributions from net investment income will be treated as exempt income for federal income tax purposes.

TRUSTEES
                                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

NAME, ADDRESS AND AGE, POSITION WITH FUNDS,    PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF PORTFOLIOS IN COLUMBIA
YEAR FIRST ELECTED OR APPOINTED TO OFFICE(1)   FUNDS COMPLEX OVERSEEN BY TRUSTEE/DIRECTOR, OTHER DIRECTORSHIPS HELD
DISINTERESTED TRUSTEES

DOUGLAS A. HACKER (age 49)                     Executive Vice President-Strategy of United Airlines (airline) since December,
P.O. Box 66100                                 2002 (formerly President of UAL Loyalty Services (airline) from September, 2001
Chicago, IL 60666                              to December, 2002; Executive Vice President and Chief Financial Officer of
Trustee (since 1996)                           United Airlines from July, 1999 to September, 2001; Senior Vice
                                               President-Finance from March, 1993 to July, 1999). Oversees 86, Nash Finch
                                               Company (food distributor)

JANET LANGFORD KELLY (age 47)                  Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) since March, 2005;
9534 W. Gull Lake Drive                        Adjunct Professor of Law, Northwestern University, since September, 2004
Richland, MI 49083-8530                        (formerly Chief Administrative Officer and Senior Vice President, Kmart Holding
Trustee (since 1996)                           Corporation (consumer goods), from September, 2003 to March, 2004; Executive
                                               Vice President-Corporate Development and Administration, General Counsel and
                                               Secretary, Kellogg Company (food manufacturer), from September, 1999 to August,
                                               2003; Senior Vice President, Secretary and General Counsel, Sara Lee Corporation
                                               (branded, packaged, consumer products manufacturer) from January, 1995 to
                                               September, 1999). Oversees 86, None

RICHARD W. LOWRY (age 69)                      Private Investor since August, 1987 (formerly Chairman and Chief Executive
10701 Charleston Drive                         Officer, U.S. Plywood Corporation (building products manufacturer)). Oversees
Vero Beach, FL 32963                           89(3), None
Trustee (since 1995)

CHARLES R. NELSON (age 62)                     Professor of Economics, University of Washington, since January, 1976; Ford and
Department of Economics                        Louisa Van Voorhis Professor of Political Economy, University of Washington,
University of Washington                       since September, 1993 (formerly Director, Institute for Economic Research,
Seattle, WA 98195                              University of Washington from September, 2001 to June, 2003) Adjunct Professor
Trustee (since 1981)                           of Statistics, University of Washington, since September, 1980; Associate
                                               Editor, Journal of Money Credit and Banking, since September, 1993; consultant on econometric and statistical matters. Oversees 86, None

JOHN J. NEUHAUSER (age 63)                     Academic Vice President and Dean of Faculties since August, 1999, Boston College
84 College Road                                (formerly Dean Boston College School of Management from September, 1977 to
Chestnut Hill, MA 02467-3838                   August, 1999). Oversees 89(3), Saucony, Inc. (athletic footwear)
Trustee (since 1985)

PATRICK J. SIMPSON (age 61)                    Partner, Perkins Coie L.L.P. (law firm). Oversees 86, None
1120 N.W. Couch Street
Tenth Floor
Portland, OR 97209-4128
Trustee (since 2000)

NAME, ADDRESS AND AGE, POSITION WITH FUNDS,    PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF PORTFOLIOS IN COLUMBIA
YEAR FIRST ELECTED OR APPOINTED TO OFFICE(1)   FUNDS COMPLEX OVERSEEN BY TRUSTEE/DIRECTOR, OTHER DIRECTORSHIPS HELD
DISINTERESTED TRUSTEES

THOMAS E. STITZEL (age 69)                     Business Consultant since 1999 (formerly Professor of Finance from 1975 to 1999,
2208 Tawny Woods Place                         College of Business, Boise State University); Chartered Financial Analyst.
Boise, ID 83706                                Oversees 86, None
Trustee (since 1998)

THOMAS C. THEOBALD (age 68)                    Partner and Senior Advisor, Chicago Growth Partners (private equity investing)
8 Sound Shore Drive,                           since September, 2004 (formerly Managing Director, William Blair Capital Partners
Suite 285                                      (private equity investing) from September, 1994 to September, 2004). Oversees
Greenwich, CT 06830                            86, Anixter International (network support equipment distributor); Ventas, Inc.
Trustee and Chairman of the Board(4)           (real estate investment trust); Jones Lang LaSalle (real estate management
(since 1996)                                   services) and Ambac Financial Group (financial guaranty insurance)

ANNE-LEE VERVILLE (age 60)                     Retired since 1997 (formerly General Manager, Global Education Industry, IBM
359 Stickney Hill Road                         Corporation (computer and technology) from 1994 to 1997). Oversees 86, Chairman
Hopkinton, NH 03229                            of the Board of Directors, Enesco Group, Inc. (designer, importer and
Trustee (since 1998)                           distributor of giftware and collectibles)

RICHARD L. WOOLWORTH (age 64)                  Retired since December 2003 (formerly Chairman and Chief Executive Officer, The
100 S.W. Market Street #1500                   Regence Group (regional health insurer); Chairman and Chief Executive Officer,
Portland, OR 97207                             BlueCross BlueShield of Oregon; Certified Public Accountant, Arthur Young &
Trustee (since 1991)                           Company). Oversees 86, Northwest Natural Gas Co. (natural gas service provider)

INTERESTED TRUSTEE

WILLIAM E. MAYER(2) (age 65)                   Partner, Park Avenue Equity Partners (private equity) since February, 1999
399 Park Avenue                                (formerly Partner, Development Capital LLC from November, 1996 to February,
Suite 3204                                     1999). Oversees 89(3), Lee Enterprises (print media), WR Hambrecht + Co.
New York, NY 10022                             (financial service provider); Reader's Digest (publishing); OPENFIELD Solutions
Trustee (since 1994)                           (retail industry technology provider)

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.
(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.
(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the Liberty All-Star Funds, currently consisting of 3 funds, which are advised by an affiliate of the Advisor.
(4) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

     The Statement of Additional Information Includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

OFFICERS

NAME, ADDRESS AND AGE, POSITION WITH COLUMBIA
FUNDS, YEAR FIRST ELECTED OR APPOINTED TO OFFICE  PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
CHRISTOPHER L. WILSON (age 48)                    Head of Mutual Funds since August, 2004 and Managing Director of the Advisor
One Financial Center                              since September, One Financial Center 2005; President of the Columbia Funds,
Boston, MA 02111                                  Liberty Funds and Stein Roe Funds since October, 2004; Boston, MA 02111
President (since 2004)                            President and Chief Executive Officer of the Nations Funds since January, 2005;
                                                  President of the President (since 2004) Galaxy Funds since April, 2005; Director of Bank of America Global Liquidity Funds, plc since May, 2005; Director of Banc of America Capital Management (Ireland), Limited since May, 2005; Director of
                                                  FIM Funding, Inc. since January, 2005; Senior Vice President of Columbia
                                                  Management Distributors, Inc. since January, 2005; Director of Columbia
                                                  Management Services, Inc. since January, 2005 (formerly Senior Vice President of
                                                  Columbia Management from January, 2005 to August, 2005; Senior Vice President of
                                                  BACAP Distributors LLC from January, 2005 to July, 2005; President and Chief
                                                  Executive Officer, CDC IXIS Asset Management Services, Inc. from September, 1998 to August, 2004).

J. KEVIN CONNAUGHTON (age 41)                     Treasurer of the Columbia Funds since October, 2003 and of the Liberty Funds,
One Financial Center                              Stein Roe Funds One Financial Center and All-Star Funds since December,
Boston, MA 02111                                  2000; Managing Director of the Advisor since September, 2005 Boston, MA 02111
Treasurer (since 2000)                            (formerly Vice President of Columbia Management from April, 2003 to August,
                                                  2005; President of Treasurer (since 2000) the Columbia Funds, Liberty Funds and
                                                  Stein Roe Funds from February, 2004 to October, 2004; Chief Accounting Officer
                                                  and Controller of the Liberty Funds and All-Star Funds from February, 1998 to
                                                  October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly
                                                  Treasurer from December, 2002 to December, 2004 and President from February,
                                                  2004 to December, 2004 of the Columbia Management Multi-Strategy Hedge Fund,
                                                  LLC; Vice President of Colonial Management Associates, Inc. from February, 1998 to October, 2000).

MARY JOAN HOENE (age 56)                          Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                                Liberty Funds, Stein Roe 100 Federal Street Funds and All-Star Funds since
Boston, MA 02110                                  August, 2004; Chief Compliance Officer of the Columbia Management Boston, MA
Senior Vice President and                         02110 Multi-Strategy Hedge Fund, LLC since August 2004; Chief Compliance Officer
Chief Compliance Officer                          of the BACAP Alternative Multi-Strategy Hedge Fund LLC since October 2004
(since 2004)                                      (formerly Partner, Carter, Ledyard & Milburn LLP Officer (since 2004) from
                                                  January, 2001 to August, 2004; Counsel, Carter, Ledyard & Milburn LLP from
                                                  November, 1999 to December, 2000; Vice President and Counsel, Equitable Life
                                                  Assurance Society of the United States from April, 1998 to November, 1999).

MICHAEL G. CLARKE (age 35)                        Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe Funds
One Financial Center                              and All-Star Funds since October, 2004; Managing Director of the Advisor since
Boston, MA 02111                                  September, 2005 (formerly Controller of the Columbia Funds, Liberty Funds, Stein
Chief Accounting Officer                          Roe Funds and All-Star Funds from May, 2004 to October, 2004; Assistant
(since 2004)                                      Treasurer from June, 2002 to May, 2004; Vice President, Product Strategy &
                                                  Development of the Liberty Funds and Stein Roe Funds from February, 2001 to
                                                  June, 2002; Assistant Treasurer of the Liberty Funds, Stein Roe Funds and the
                                                  All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte &
                                                  Touche LLP from May, 1997 to August, 1999).

JEFFREY R. COLEMAN (age 36)                       Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star
One Financial Center                              Funds since October, 2004 (formerly Vice President of CDC IXIS Asset Management
Boston, MA 02111                                  Services, Inc. and Deputy Treasurer of the CDC Nvest Funds and Loomis Sayles
Controller (since 2004)                           Funds from February, 2003 to September, 2004; Assistant Vice President of CDC
                                                  IXIS Asset Management Services, Inc. and Assistant Treasurer of the CDC Nvest
                                                  Funds from August, 2000 to February, 2003; Tax Manager of PFPC, Inc. from
                                                  November, 1996 to August, 2000).

R. SCOTT HENDERSON (age 46)                       Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                              December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001 to
Boston, MA 02111                                  September, 2004; Executive Director and General Counsel, Massachusetts Pension
Secretary (since 2004)                            Reserves Investment Management Board from September, 1997 to March, 2001).

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
                                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually, usually in late summer, to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees or directors (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. The Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data, (iv) information about the profitability of the Agreements to Columbia, and potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (v) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (vi) Columbia's financial results and financial condition, (vii) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (viii) the allocation of the funds' brokerage, if any, including allocations to brokers affiliated with Columbia and the use of "soft" commission dollars to pay fund expenses and to pay for research products and services, (ix) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) Columbia's response to various legal and regulatory proceedings since 2003 and (xi) the economic outlook generally and for the mutual fund industry in particular. In addition, the Trustees confer with their independent fee consultant and review materials relating to the Agreements that the independent fee consultant provides. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2005 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September, and October, 2005. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED TO THE FUNDS UNDER THE AGREEMENTS. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability, including its resources, compensation programs for personnel involved in fund management, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing for a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

INVESTMENT PERFORMANCE OF THE FUNDS AND COLUMBIA. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; (v) that the fund's advisory fee had recently been, or was proposed to be, reduced, with the goal of helping the fund's net return to shareholders become more competitive; and (vi) that other fund expenses, such as transfer agency or fund accounting fees, have recently been reduced, with the goal of helping the fund's net return to shareholders become more competitive.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreements.

THE COSTS OF THE SERVICES PROVIDED AND PROFITS REALIZED BY COLUMBIA AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUNDS. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided both by management and by an independent third party) of the funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by Columbia to comparable accounts. In considering the fees charged to comparable accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual funds and distribute mutual fund shares. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered reductions in advisory fee rates, implementation of advisory fee breakpoints, institution of advisory fee waivers, and reductions of expense caps, which benefited a number of the funds. Furthermore, the Trustees considered the projected impact on expenses resulting from the overall cost reductions that management anticipated would result from the shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the performance of the funds, the services provided to the funds and management's view as to why it was appropriate that some funds bear advisory fees or total expenses greater than their peer group medians.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with the funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense levels of the funds, and whether Columbia had implemented breakpoints and/or expense caps with respect to the funds.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the funds were fair and reasonable, and that the costs of the advisory services generally, and the related profitability to Columbia and its affiliates of their relationships with the funds, supported the continuation of the Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale in the provision of services by Columbia to each fund and whether those economies were shared with the fund through breakpoints in the investment advisory fees or other means, such as expense waivers. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

OTHER FACTORS. The Trustees also considered other factors, which included but were not limited to the following:

- the extent to which each fund had operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the funds and Columbia. They also considered the compliance-related resources that Columbia and its affiliates were providing to the funds.

- the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services.

- so-called "fall-out benefits" to Columbia, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest.

- the draft report provided by the independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2006.

SUMMARY OF MANAGEMENT FEE EVALUATION
BY INDEPENDENT FEE CONSULTANT
                                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

                    PREPARED PURSUANT TO THE FEBRUARY 9, 2005
                           ASSURANCE OF DISCONTINUANCE
                              BETWEEN THE OFFICE OF
                     ATTORNEY GENERAL OF NEW YORK STATE AND
                     COLUMBIA MANAGEMENT ADVISORS, INC. AND
                        COLUMBIA FUNDS DISTRIBUTOR, INC.

                                OCTOBER 11, 2005

I. OVERVIEW

Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributors, Inc. ("CFD") (CFD together with CMA referred to herein as Columbia Management Group or "CMG(1)"), entered into an agreement with the New York Attorney General's Office in the form of an Assurance of Discontinuance (the "AOD"). The AOD stipulated that CMA would be permitted to manage or advise the Columbia Funds only if the Independent Members (as such term is defined in the AOD) of the Columbia Funds' Board of Trustees/Directors (collectively the "Trustees") appointed a Senior Officer or an Independent Fee Consultant ("IFC") who, among other things, is to manage the process by which management fees are negotiated. On May 15, 2005, the Independent Members of the Board appointed me as the IFC for the Columbia Funds. This report is the annual written evaluation of the Columbia Funds for 2005 that I have prepared in my capacity as IFC, as required by the AOD.

A. DUTIES OF THE INDEPENDENT FEE CONSULTANT

As part of the AOD, the Independent Members of the Columbia Funds' Board of Trustees/Directors agreed to retain an independent fee consultant who was to participate in the management fee negotiation process. The IFC is charged with "... duties and responsibilities [that] include managing the process by which proposed management fees (including, but not limited to, advisory fees) to be charged the Columbia Fund[s] are negotiated so that they are negotiated in a manner which is at arms length and reasonable and consistent with this Assurance of Discontinuance." However, the IFC does not replace the Trustees in their role of negotiating management and other fees with CMG and its affiliates. In particular, the AOD states that "Columbia Advisors may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees of the Columbia Fund using ... an annual independent written evaluation prepared by or under the direction of the ...
Independent Fee Consultant...." This report, pursuant to the AOD, constitutes the "annual independent written evaluation prepared by or under the direction of the... Independent Fee Consultant."

The AOD requires the IFC report to consider at least the following:

a) Management fees (including any components thereof) charged by other mutual fund companies for like services;

b) Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

c) Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

d)   Profit margins of CMA and its affiliates from supplying such services;

e)   Possible economies of scale as the CMA fund grows larger; and

f) The nature and quality of CMA services, including Columbia Funds' performance.

This report is designed to assist the Board in evaluating the 2005 contract renewal for Columbia Funds. In addition, this report points out areas where the Board may deem additional information and analysis to be appropriate over time.

B. SOURCES OF INFORMATION USED IN MY EVALUATION

I have requested data from CMG and various third party industry data sources or independent research companies that work in the mutual fund arena. The following list generally describes the types of information I requested.

1. I collected data on performance, management fees, and expense ratios of both Columbia Funds and

(1) Prior to the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC ("BACAP"), and BACAP then changed its name to Columbia Management Advisors, LLC which carries on the business of CMA, and CFD changed its name to Columbia Management Distributors, Inc.

     comparable non-Columbia Funds. The sources of this information were CMG, Lipper Inc. ("Lipper") and Morningstar Inc. ("Morningstar"). While Lipper and Morningstar each selected a different group of peer funds it deemed appropriate against which to measure the relative performance and fees of Columbia Funds, I conducted an independent review of the appropriateness of each peer group.

2. I reviewed data on CMG's expense and profitability that I obtained from CMA directly.

3.   I have reviewed data on the organizational structure of CMG in general.

4. I collected information on profitability from Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"). I used this third-party independent research as an additional method to gauge the accuracy of the data collected in (2) above.

5. I conducted interviews with various CMG staff, including members of the senior management team, legal staff, heads of affiliates, portfolio managers, and financial personnel.

6. I reviewed current 2005 Section 15(c) material provided to the Board and material presented to the Board in the 2004 fee and performance evaluation.

7. I have reviewed various academic research papers, industry publications, and other available literature dealing with mutual fund operations, profitability, and other issues. In addition, I have reviewed SEC releases and studies of mutual fund expenses.

8. I have reviewed documents pertaining to recent mutual fund litigation in general and publicly available information about litigation where CMG has been involved.

In addition, I have engaged NERA Economic Consulting ("NERA") and independent consultant Dr. John Rea to assist me in data management and analysis. Both NERA and Dr. Rea have extensive experience in the mutual fund industry through consulting, government positions, or industry trade groups that provide unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained Shearman & Sterling LLP as outside counsel to advise me in connection with my review.

C. QUALIFICATIONS AND INDEPENDENCE

I am the Walter H. Carpenter Chair and Professor of Finance at Babson College.

Before this I was the Chief Economist of the U.S. Securities and Exchange Commission. I have no material relationship with Bank of America or CMG aside from acting as IFC, and am aware of no relationship with any of their affiliates....

II. EVALUATION OF THE GENERAL PROCESS USED TO NEGOTIATE THE ADVISORY CONTRACT

A. GENERAL CONSIDERATIONS

My analysis considered all factors and information I reviewed on the finances and operations of Columbia Funds. I gave each factor an appropriate weight in my overall findings, and no single factor was in itself the sole criterion for a finding or conclusion. My objective was to assess all of the information provided and conduct a robust evaluation of Columbia Funds' operations, fees, and performance.

My analysis and thought processes will and, I believe, should, differ in certain ways from the processes used by Trustees in their evaluation of the management agreements. In particular, because of my technical and quantitative background, I may use techniques and data that Trustees have not previously felt would be useful. I view this supplemental analysis as appropriate because my role is to assist Trustees in their decisions, and to the extent that I bring new ideas or analysis to the evaluation, I believe this improves the process by which management fees for the Columbia Funds may be negotiated in accordance with the AOD.

Finally, as part of my role as IFC, I have, from time to time, sent to Trustees additional papers and reports produced by third parties that I felt had bearing on the fee negotiation process. I viewed these materials as educational in nature and felt they would aid Trustees in placing their work in context.

B. CMG MANAGEMENT INTERVIEWS

As a starting point of my analysis, I have met with members of CMG staff to gain an understanding of the organizational structure and personnel involved in running the Columbia fund family.

I have had general discussions and have received information about the management structure of CMG. My conversations with management have been informative. In addition, I have participated in Board meetings where Trustees and management have discussed issues relating to management agreements and performance of Columbia Funds. When I felt it was appropriate, I added my opinions on particular matters, such as fund performance or fee levels, to the discussion.

C. TRUSTEES' FEE AND PERFORMANCE EVALUATION PROCESS

After making initial requests for information, members of the Trustees of the Columbia Funds met in advance of the October Section 15(c) contract approval meeting to review certain fee, performance and other data for the Columbia Funds and to ask questions and make requests of management. Trustees have developed a process to evaluate the fee and expense levels and performance of Columbia Funds. This process is used to highlight those funds that have been performing poorly, may have had higher management fees or expense ratios, or both.

The process involves providing instructions to Lipper to prepare specific data analyses tailored to the Trustees review framework. These instructions include highlighting funds that hit one or more fee performance "screens." The six screens the Trustees use are as follows:

a.   5th Lipper quintile in actual management fee;

b.   5th Lipper quintile in total expense ratio;

c. Three or more 5th Lipper quintile rankings in the 1-, 3-, 5- or 10-year performance rankings;

d. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (actual management fee) totals a number equal to or higher than 8;

e. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8;and

f. Sum of the Lipper Quintile Rank (3-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8.

If a fund hits one or more of these screens, it is highlighted for additional review by the Trustees. This method is only used as an aid for Trustees to highlight funds and is not the sole test of whether the Board will determine to take particular actions concerning fees or performance. Funds that have not been flagged by this screen also may be singled out for fee and performance reasons, and the Trustees may determine not to take action with respect to the fees or performance of funds that have been flagged by the screen. These screens contribute to the basis for discussions on Trustees' views on the Columbia Funds.

III. FINDINGS

My findings based on my work as IFC are as follows:

1. The Trustees have the relevant information necessary to form an opinion on the reasonableness of fees and evaluate the performance of the Columbia Funds. The process the Trustees used in preparing to reach their determination has been open and informative. In my view, the 2005 process by which the management fees of the Columbia Funds have been negotiated thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

2. Columbia Funds demonstrated a range of performance relative to their peers. I find that across the fund complex, 54.26 percent of Columbia Funds have performance higher than the median of their respective Lipper performance universe, and 42.55 percent of Columbia Funds have performance higher than the median of their respective Lipper performance group. In addition, Lipper performance universe and group comparison showed that Columbia Funds were distributed roughly evenly across these quintiles. The Trustees have worked with management to address issues of funds that have demonstrated consistent or significant underperformance.

3. Columbia Funds demonstrate a range of management fees and expense ratios relative to their peers. I find that across the fund complex, 58.51 percent of Columbia Funds have expenses below the median of their Lipper expense universe, and 53.19 percent of Columbia Funds have expenses below the median of their Lipper expense group. In addition, Lipper expense universe and group comparisons show that Columbia Funds are distributed roughly evenly across these quintiles. The Trustees have taken steps to limit shareholder expenses for certain funds having management fees significantly above their peers, often though the use of fee waivers to which CMG has agreed.

Consolidation of various funds and fund families managed by CMG has resulted in substantial savings in non-advisory expenses.

4. Profitability to CMG of the individual funds ranges widely, but the overall profitability to CMG of its relationship with the Columbia Funds appears to fall within a reasonable range. The method of cost allocation to funds is addressed in the material provided by CMG to the Trustees, but additional information may be necessary to make a judgment on fund level profitability. My review of profitability and cost allocation is ongoing, and I plan to continue to develop my views with regard to fund level profitability.

5. Columbia Funds have instituted fee schedules with breakpoints designed to enable investors to benefit from fund economies of scale, although 71% of the funds have not yet reached their first breakpoint. My analysis of the appropriateness of the breakpoint levels, which I expect will take into account the cost and profitability of the individual funds, is ongoing. My work is ongoing and my views may develop over time in light of new information and analysis.


Respectfully submitted,
Erik R. Sirri

IMPORTANT INFORMATION ABOUT THIS REPORT
                                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

TRANSFER AGENT
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

DISTRIBUTOR
Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR
Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Massachusetts Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting record is available (i) on the fund's website, www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

[GRAPHIC]

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND   ANNUAL REPORT, OCTOBER 31, 2005          PRSRT STD
                                                                                U.S. POSTAGE
                                                                                    PAID
                                                                                HOLLISTON, MA
                                                                                PERMIT NO. 20

COLUMBIA MANAGEMENT(R)

(C) 2005 COLUMBIA MANAGEMENT DISTRIBUTORS, INC.
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
800.245.6611  www.columbiafunds.com

                                                            SHC-42/91743-1005 (12/05) 05/8883

[GRAPHIC]

COLUMBIA NEW YORK TAX-EXEMPT FUND

ANNUAL REPORT

OCTOBER 31, 2005

TABLE OF CONTENTS

Performance Information                                                        1

Fund Profile                                                                   2

Understanding Your Expenses                                                    3

Economic Update                                                                4

Portfolio Manager's Report                                                     5

   Investment Portfolio                                                        7

   Statement of Assets and Liabilities                                        15

   Statement of Operations                                                    16

   Statement of Changes in Net Assets                                         17

   Notes to Financial Statements                                              18

   Financial Highlights                                                       24

Report of Independent Registered Public Accounting Firm                       27

Unaudited Information                                                         28

Trustees                                                                      29

Officers                                                                      31

Board Consideration and Approval of Investment Advisory Agreements            32

Summary of Management Fee Evaluation by Independent Fee Consultant            35

Columbia Funds                                                                39

Important Information About This Report                                       41

The views expressed in the President's Message and Portfolio Manager's Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

 NOT FDIC    MAY LOSE VALUE
 INSURED  -------------------
           NO BANK GUARANTEE

PRESIDENT'S MESSAGE
                                               COLUMBIA NEW YORK TAX-EXEMPT FUND

[PHOTO OF CHRISTOPHER L. WILSON]

DEAR SHAREHOLDER:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund manager on key factors that influenced performance. We encourage you to read the manager report carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

/s/ Christopher L. Wilson

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

PERFORMANCE INFORMATION
                                               COLUMBIA NEW YORK TAX-EXEMPT FUND

[CHART]

GROWTH OF A $10,000 INVESTMENT 11/01/95 - 10/31/05

                CLASS A SHARES        CLASS A SHARES   LEHMAN BROTHERS MUNICIPAL
             WITHOUT SALES CHARGE   WITH SALES CHARGE          BOND INDEX
 11/1/1995         $  10,000            $   9,525              $  10,000
11/30/1995         $  10,245            $   9,758              $  10,166
12/31/1995         $  10,364            $   9,872              $  10,264
 1/31/1996         $  10,425            $   9,930              $  10,342
 2/29/1996         $  10,285            $   9,797              $  10,271
 3/31/1996         $  10,145            $   9,664              $  10,140
 4/30/1996         $  10,135            $   9,654              $  10,111
 5/31/1996         $  10,111            $   9,631              $  10,107
 6/30/1996         $  10,232            $   9,746              $  10,218
 7/31/1996         $  10,310            $   9,820              $  10,309
 8/31/1996         $  10,285            $   9,797              $  10,307
 9/30/1996         $  10,468            $   9,971              $  10,452
10/31/1996         $  10,563            $  10,061              $  10,570
11/30/1996         $  10,777            $  10,265              $  10,763
12/31/1996         $  10,721            $  10,212              $  10,718
 1/31/1997         $  10,710            $  10,202              $  10,738
 2/28/1997         $  10,806            $  10,292              $  10,837
 3/31/1997         $  10,673            $  10,166              $  10,693
 4/30/1997         $  10,753            $  10,242              $  10,783
 5/31/1997         $  10,895            $  10,377              $  10,946
 6/30/1997         $  11,037            $  10,513              $  11,063
 7/31/1997         $  11,367            $  10,827              $  11,369
 8/31/1997         $  11,214            $  10,681              $  11,262
 9/30/1997         $  11,359            $  10,819              $  11,396
10/31/1997         $  11,440            $  10,897              $  11,469
11/30/1997         $  11,507            $  10,960              $  11,537
12/31/1997         $  11,744            $  11,186              $  11,705
 1/31/1998         $  11,859            $  11,296              $  11,826
 2/28/1998         $  11,859            $  11,296              $  11,830
 3/31/1998         $  11,859            $  11,296              $  11,840
 4/30/1998         $  11,746            $  11,188              $  11,787
 5/31/1998         $  11,991            $  11,421              $  11,973
 6/30/1998         $  12,024            $  11,453              $  12,020
 7/31/1998         $  12,041            $  11,469              $  12,050
 8/31/1998         $  12,271            $  11,688              $  12,237
 9/30/1998         $  12,450            $  11,859              $  12,390
10/31/1998         $  12,383            $  11,795              $  12,390
11/30/1998         $  12,446            $  11,855              $  12,433
12/31/1998         $  12,495            $  11,901              $  12,464
 1/31/1999         $  12,642            $  12,041              $  12,612
 2/28/1999         $  12,551            $  11,955              $  12,557
 3/31/1999         $  12,533            $  11,938              $  12,575
 4/30/1999         $  12,580            $  11,982              $  12,606
 5/31/1999         $  12,459            $  11,867              $  12,533
 6/30/1999         $  12,251            $  11,669              $  12,352
 7/31/1999         $  12,284            $  11,700              $  12,397
 8/31/1999         $  12,127            $  11,551              $  12,298
 9/30/1999         $  12,089            $  11,515              $  12,303
10/31/1999         $  11,897            $  11,332              $  12,170
11/30/1999         $  12,034            $  11,462              $  12,299
12/31/1999         $  11,927            $  11,360              $  12,206
 1/31/2000         $  11,837            $  11,275              $  12,153
 2/29/2000         $  12,029            $  11,458              $  12,294
 3/31/2000         $  12,368            $  11,781              $  12,562
 4/30/2000         $  12,259            $  11,677              $  12,488
 5/31/2000         $  12,171            $  11,593              $  12,423
 6/30/2000         $  12,568            $  11,971              $  12,752
 7/31/2000         $  12,751            $  12,146              $  12,929
 8/31/2000         $  12,971            $  12,355              $  13,128
 9/30/2000         $  12,860            $  12,250              $  13,060
10/31/2000         $  13,046            $  12,426              $  13,202
11/30/2000         $  13,192            $  12,565              $  13,303
12/31/2000         $  13,635            $  12,987              $  13,631
 1/31/2001         $  13,687            $  13,037              $  13,766
 2/28/2001         $  13,735            $  13,082              $  13,810
 3/31/2001         $  13,883            $  13,224              $  13,935
 4/30/2001         $  13,591            $  12,946              $  13,784
 5/31/2001         $  13,783            $  13,128              $  13,933
 6/30/2001         $  13,932            $  13,270              $  14,026
 7/31/2001         $  14,233            $  13,557              $  14,234
 8/31/2001         $  14,555            $  13,863              $  14,469
 9/30/2001         $  14,361            $  13,679              $  14,420
10/31/2001         $  14,568            $  13,876              $  14,591
11/30/2001         $  14,352            $  13,670              $  14,469
12/31/2001         $  14,191            $  13,517              $  14,331
 1/31/2002         $  14,475            $  13,788              $  14,579
 2/28/2002         $  14,742            $  14,041              $  14,754
 3/31/2002         $  14,366            $  13,683              $  14,465
 4/30/2002         $  14,696            $  13,998              $  14,747
 5/31/2002         $  14,790            $  14,088              $  14,837
 6/30/2002         $  14,944            $  14,234              $  14,994
 7/31/2002         $  15,138            $  14,419              $  15,188
 8/31/2002         $  15,352            $  14,622              $  15,370
 9/30/2002         $  15,706            $  14,960              $  15,706
10/31/2002         $  15,298            $  14,571              $  15,446
11/30/2002         $  15,169            $  14,449              $  15,381
12/31/2002         $  15,606            $  14,865              $  15,705
 1/31/2003         $  15,458            $  14,724              $  15,666
 2/28/2003         $  15,797            $  15,046              $  15,885
 3/31/2003         $  15,770            $  15,021              $  15,895
 4/30/2003         $  15,926            $  15,169              $  16,000
 5/31/2003         $  16,432            $  15,652              $  16,374
 6/30/2003         $  16,281            $  15,508              $  16,305
 7/31/2003         $  15,485            $  14,749              $  15,735
 8/31/2003         $  15,683            $  14,938              $  15,853
 9/30/2003         $  16,320            $  15,545              $  16,319
10/31/2003         $  16,184            $  15,416              $  16,237
11/30/2003         $  16,406            $  15,627              $  16,406
12/31/2003         $  16,592            $  15,803              $  16,542
 1/31/2004         $  16,625            $  15,835              $  16,637
 2/29/2004         $  16,977            $  16,171              $  16,886
 3/31/2004         $  16,818            $  16,019              $  16,827
 4/30/2004         $  16,251            $  15,479              $  16,428
 5/31/2004         $  16,241            $  15,470              $  16,369
 6/30/2004         $  16,339            $  15,562              $  16,428
 7/31/2004         $  16,590            $  15,802              $  16,645
 8/31/2004         $  16,973            $  16,167              $  16,978
 9/30/2004         $  17,075            $  16,264              $  17,068
10/31/2004         $  17,196            $  16,380              $  17,215
11/30/2004         $  16,968            $  16,162              $  17,073
12/31/2004         $  17,217            $  16,399              $  17,282
 1/31/2005         $  17,405            $  16,578              $  17,442
 2/28/2005         $  17,285            $  16,464              $  17,385
 3/31/2005         $  17,074            $  16,263              $  17,275
 4/30/2005         $  17,444            $  16,616              $  17,548
 5/31/2005         $  17,591            $  16,755              $  17,673
 6/30/2005         $  17,716            $  16,874              $  17,782
 7/31/2005         $  17,548            $  16,714              $  17,702
 8/31/2005         $  17,786            $  16,941              $  17,881
 9/30/2005         $  17,594            $  16,758              $  17,761
10/31/2005         $  17,404            $  16,578              $  17,652

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia New York Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax exempt bonds with a maturity of at least one year. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/05 (%)

   SHARE CLASS                    A                  B                  C
----------------------------------------------------------------------------------
   INCEPTION                  09/26/86           08/04/92           08/01/97
----------------------------------------------------------------------------------
   SALES CHARGE            WITHOUT   WITH     WITHOUT   WITH     WITHOUT   WITH
----------------------------------------------------------------------------------
   1-year                    1.19    -3.61      0.44    -4.42      0.74    -0.23
   5-year                    5.93     4.91      5.15     4.82      5.46     5.46
   10-year                   5.70     5.18      4.91     4.91      5.17     5.17

AVERAGE ANNUAL TOTAL RETURN AS OF 09/30/05 (%)

   SHARE CLASS                     A                  B                  C
----------------------------------------------------------------------------------
   SALES CHARGE            WITHOUT   WITH     WITHOUT   WITH     WITHOUT   WITH
----------------------------------------------------------------------------------
   1-year                    3.04    -1.85      2.28    -2.67      2.58     1.59
   5-year                    6.47     5.44      5.69     5.36      6.00     6.00
   10-year                   6.03     5.52      5.24     5.24      5.50     5.50

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND THE FEES ASSOCIATED WITH EACH CLASS.

Class C is a newer class of shares. Its performance information includes returns of the fund's class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns because class B and class C shares generally have similar expense structures. Class A shares were initially offered on September 26, 1986, class B shares were initially offered on August 4, 1992 and class C shares were initially offered on August 1, 1997.

[SIDENOTE]

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

PERFORMANCE OF A $10,000 INVESTMENT 11/01/95 - 10/31/05 ($)

   SALES CHARGE:   WITHOUT     WITH
--------------------------------------
   Class A         17,404     16,578
   Class B         16,145     16,145
   Class C         16,555     16,555

FUND PROFILE
                                               COLUMBIA NEW YORK TAX-EXEMPT FUND

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

TOP 5 SECTORS AS OF 10/31/05 (%)

   Special non-property tax     16.2
   State appropriated           15.2
   Refunded/escrowed             8.7
   Education                     6.8
   Transportation                6.7

QUALITY BREAKDOWN AS OF 10/31/05 (%)

   AAA                          45.9
   AA                           32.2
   A                             6.1
   BBB                           7.4
   BB                            0.4
   Non-rated                     6.8
   Cash equivalent               1.2

MATURITY BREAKDOWN AS OF 10/31/05 (%)

   1-3 years                     1.9
   3-5 years                     2.3
   5-7 years                     9.3
   7-10 years                   24.1
   10-15 years                  32.6
   15-20 years                  16.2
   20-25 years                   8.9
   25 years and over             3.5
   Cash equivalent               1.2

Sector breakdowns are calculated as a percentage of net assets. Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard and Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[SIDENOTE]

SUMMARY

- For the 12-month period ended October 31, 2005, the fund's class A shares returned 1.19% without sales charge.

-  Bonds of lower quality and longer maturities led over this reporting period.

- We believe that the fund's focus on higher quality and intermediate maturities held back performance relative to its Lipper peer group.

                          LEHMAN BROTHERS
  CLASS A SHARES        MUNICIPAL BOND INDEX
      1.19%                      2.54%

The Lehman Brothers Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. It is unmanaged and unavailable for investment.

                                    OBJECTIVE
                            Seeks as high a level of
                          after-tax total return, as is
                          consistent with prudent risk

                                TOTAL NET ASSETS
                                  $96.3 million

MANAGEMENT STYLE

            FIXED INCOME MATURITY
            SHORT INTERM. LONG

QUALITY
  HIGH                      X
  MED
  LOW

UNDERSTANDING YOUR EXPENSES
                                               COLUMBIA NEW YORK TAX-EXEMPT FUND

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

05/01/05 - 10/31/05

                ACCOUNT VALUE AT THE       ACCOUNT VALUE AT THE         EXPENSES PAID       FUND'S ANNUALIZED
            BEGINNING OF THE PERIOD ($)    END OF THE PERIOD ($)    DURING THE PERIOD ($)    EXPENSE RATIO (%)
--------------------------------------------------------------------------------------------------------------
                ACTUAL   HYPOTHETICAL      ACTUAL   HYPOTHETICAL   ACTUAL    HYPOTHETICAL
--------------------------------------------------------------------------------------------------------------
   Class A     1,000.00    1,000.00        997.48     1,020.97      4.23        4.28                0.84
   Class B     1,000.00    1,000.00        993.80     1,017.19      7.99        8.08                1.59
   Class C     1,000.00    1,000.00        995.31     1,018.70      6.49        6.56                1.29

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor, transfer agent and distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

[SIDENOTE]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

- For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

- For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

ECONOMIC UPDATE
                                               COLUMBIA NEW YORK TAX-EXEMPT FUND

Despite two catastrophic hurricanes, record energy prices and rising interest rates, the US economy moved ahead at a healthy pace during the 12-month period that began November 1, 2004 and ended October 31, 2005. Gross domestic product
(GDP) expanded at an annualized rate of 3.6% as overall job growth helped buoy consumer spending and rising profits boosted business spending. Employment data was solid, even in light of Hurricanes Katrina and Rita. The economy added an average of 158,000 new jobs each month over the 12-month period, despite the loss of 8,000 jobs in September as a direct result of the Gulf Coast floods. In fact, the actual number of jobs lost was a fraction of an earlier estimate--and considerably lower than originally expected.

Energy prices weighed on economic growth as the period wore on. The first signs of relief came in September as the price of crude oil retreated from a record high of $69.81 a barrel. However, signs of slower growth had already cropped up in retail spending and industrial activity. Consumer confidence readings dipped in July, fell sharply in September and slipped again in October, according to the Conference Board. The decline was generally attributed to the recent hurricanes, expectations of a weakening labor market and sticker shock at the pump and at the season's first delivery of home heating oil.

Despite these setbacks, the latest data on the economy suggests that it has retained its vigor. Although the pace slowed in September, manufacturing activity remained strong, and business activity in non-manufacturing industries continued to expand. With the assistance from insurance funds, federal monies and charitable contributions, the Gulf region is on track to rebuild, which could send a positive ripple throughout the national economy.

BONDS DELIVERED MODEST GAINS

The US bond market delivered positive but modest returns as short-term interest rates rose steadily throughout the period and long-term rates edged higher in the final months of the period. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.6%--approximately one-half percentage point higher than where it started.

In this environment, the Lehman Brothers Aggregate Bond Index returned 1.13% for the 12-month period. High-yield bonds led the fixed income markets despite a setback in the spring, when GM and Ford bonds were downgraded, and again, near the end of the period, as investors appeared to grow more cautious about risk. The Merrill Lynch US High Yield, Cash Pay Index returned 3.96%.

SHORT-TERM INTEREST RATES MOVED HIGHER

The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 1.75% to 3.75% in eight quarter-point steps during the 12-month period(1). In the wake of Hurricanes Katrina and Rita, some market observers speculated that the Fed might curtail its rate hikes. However, Fed chairman Greenspan indicated that inflation was a greater concern than the sustainability of economic growth and we believe that the Fed is likely to continue to raise short-term interest rates into the first half of 2006.

DESPITE VOLATILITY, STOCKS MOVED AHEAD

The S&P 500 Index--a broad measure of large company stock market performance--returned 8.72% for this reporting period. The gain masked considerable volatility, which led stocks on a roller coaster ride in response to national and economic events. Early in the period, the presidential election buoyed the stock market. Later in the period, the economy's resilience gave stocks reason to rally again. These rallies, however, were interrupted by declines linked to higher energy prices and interest rates, weakening consumer confidence and dire predictions about the economic impact of the twin storms. Small- and mid-cap stocks outperformed large-cap stocks. Value stocks led growth stocks except among small caps, where growth gained a small advantage over value.

Foreign stock markets outperformed the broad US market. The MSCI EAFE Index, which measures stock market performance in developed markets outside the United States, returned 18.09% for the 12-month period.(2)

(1)  The federal funds rate was raised to 4.0 % on November 1, 2005.
(2) The MSCI EAFE Index is an unmanaged market-weighted index composed of companies representative of the market structure of 21 developed market countries in Europe, Australasia and the Far East.

[SIDENOTE]

SUMMARY

FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 2005

- Investment-grade bonds chalked up modest gains as measured by the Lehman Brothers Aggregate Bond Index. High-yield bonds led the fixed income markets, as measured by the Merrill Lynch US High Yield, Cash Pay Index.

   LEHMAN INDEX         MERRILL LYNCH INDEX
       1.13%                    3.96%

- Despite bouts of volatility, the broad stock market generated a solid return for the period. The S&P 500 Index returned 8.72%. As the economy expanded, mid-cap value stocks were the market's strongest performers, as measured by the Russell MidCap Value Index.

   S&P 500 INDEX           RUSSELL INDEX
       8.72%                   19.50%

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated non-convertible investment grade debt issues.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks.

The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values.

PORTFOLIO MANAGER'S REPORT
                                               COLUMBIA NEW YORK TAX-EXEMPT FUND

For the 12-month period ended October 31, 2005, Columbia New York Tax-Exempt Fund class A shares returned 1.19% without sales charge. This was less than the 2.54% return of the Lehman Brothers Municipal Bond Index and the 2.19% average return of the fund's peer group, the Lipper New York Municipal Debt Funds Category.(3) Expenses largely accounted for the performance difference between the fund and the index. The fund incurs management and operational expenses, which the index does not incur. We believe that the fund had less exposure to longer-term and lower quality bonds than most of its peer group. Bonds in those categories outperformed bonds with intermediate maturities and issues with higher quality ratings, helping to account for the fund's performance shortfall relative to its peer group.

HIGHER SHORT-TERM RATES PRESSURED INTERMEDIATE-TERM ISSUES

Because we expected economic growth to slow somewhat and the Fed to near the end of its cycle of short-term interest rate hikes, we emphasized bonds that we thought would be the beneficiaries of that scenario: bonds in the 5-20 year maturity range. However, economic growth remained strong, despite two natural disasters and rising energy prices, and the Federal Reserve Board continued to raise short-term interest rates throughout the period. As a result, the segment of the municipal market that we emphasized came under relative pressure and the fund's positioning detracted from performance.

NEW YORK MADE PROGRESS, BUT ROOM FOR MORE IMPROVEMENT

New York continues to recover slowly from the most recent recession and the economic after-effects of September 11. Although New York's upturn has lagged the national pace, the state's modest progress has allayed fears of a ratings downgrade; current ratings of AA from Standard & Poor's and AA- from Fitch Ratings appear secure for now. Looking ahead, we believe that ratings stability or possible upgrades are likely to depend on the legislature's willingness to adopt a more disciplined budgetary approach. The current budget perpetuates structural imbalances and unsound practices, implying even larger deficits to come. To achieve balance, the state is relying on substantial new borrowings and billions of dollars from one-time events. Loss of manufacturing jobs, especially in the western counties, has kept net employment growth below national levels. New York is also heavily dependent on Wall Street, where 4% of the state's residents earn nearly 20% of total state wages. While good times on Wall Street have boosted tax collections, those revenues are vulnerable to the industry's ups and downs. In addition, the state faces heavy outlays for Medicaid. And a court ruling, currently under appeal, would mandate greater spending on education in districts around the state, including New York City.

To relieve its fiscal stress and brighten its outlook, we believe that New York's economy could benefit from further diversification, which would shift some of the burden off Wall Street to shore up revenues. Budget

(3) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.


[SIDENOTE]

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

NET ASSET VALUE PER SHARE AS OF 10/31/05 ($)

   Class A                        7.61
   Class B                        7.61
   Class C                        7.61

DISTRIBUTIONS DECLARED PER SHARE 11/01/04 - 10/31/05 ($)

   Class A                        0.32
   Class B                        0.27
   Class C                        0.29

Distributions include $0.02 per share of taxable realized gains. A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

discipline, debt reduction and a favorable resolution to the school-funding crisis are also key to an improved outlook.

LOOKING AHEAD

In New York as elsewhere in the country, we believe that higher energy prices at home and at the pump are likely to eat into consumer spending and together with higher short term interest rates and the consumer's elevated debt levels translate into slower economic growth. We have positioned the portfolio for that likelihood, expecting yields on the intermediate term bonds that are the fund's focus to stabilize or even decline. However, we may reassess our strategy if the economy maintains its current growth rate or accelerates, or if inflation begins to move meaningfully higher.

[PHOTO OF GARY SWAYZE]

Gary Swayze has managed Columbia New York Tax-Exempt Fund since September 1997 and has been with the advisor or its predecessors or affiliate organizations since 1997.

/s/ Gary Swayze

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

[SIDENOTE]

WE HAVE POSITIONED THE PORTFOLIO WITH THE EXPECTATION THAT YIELDS ON INTERMEDIATE-TERM BONDS COULD STABILIZE OR EVEN DECLINE.

SEC YIELDS AS OF 10/31/05(%)

   Class A                        3.36
   Class B                        2.78
   Class C                        3.08

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

TAXABLE-EQUIVALENT SEC YIELDS AS OF 10/31/05(%)

   Class A                        5.55
   Class B                        4.58
   Class C                        5.08

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate and applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

INVESTMENT PORTFOLIO
OCTOBER 31, 2005                               COLUMBIA NEW YORK TAX-EXEMPT FUND

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.1%
EDUCATION - 7.5%
EDUCATION - 6.8%

                         NY DORMITORY AUTHORITY   New York University:
                                                   Series 2001 1,
                                                   Insured: AMBAC
                                                      5.500% 07/01/40                                  1,000,000     1,157,070
                                                   Series 1998 A,
                                                   Insured: MBIA
                                                      5.750% 07/01/27                                  2,000,000     2,352,800
                                                   Series 2001 I,
                                                   Insured: AMBAC
                                                      5.500% 07/01/14                                    945,000     1,053,032
                                                  Pace University, Series 1997,
                                                   Insured: MBIA
                                                      6.500% 07/01/11                                  1,000,000     1,142,990
                                                  University of Rochester, Series 2000,
                                                   Insured: MBIA
                                                      (a) 07/01/14                                     1,000,000       849,100
                                                      (5.700% 07/01/10)
                                                                                                                  ------------
                                                                                                 Education Total     6,554,992
PREP SCHOOL - 0.7%

                    NY NEW YORK CITY INDUSTRIAL   Marymount School Academy, Series 2001,
                             DEVELOPMENT AGENCY    Insured: ACA
                                                      5.125% 09/01/21                                    625,000       637,275
                                                                                                                  ------------
                                                                                               Prep School Total       637,275
                                                                                                                  ------------
                                                                                                 EDUCATION TOTAL     7,192,267
HEALTH CARE - 6.3%
CONTINUING CARE RETIREMENT - 1.9%

                         NY DORMITORY AUTHORITY   Miriam Osborn Memorial Home, Series 2000 B,
                                                   Insured: ACA
                                                      6.875% 07/01/19                                  1,000,000     1,117,380

                   NY SUFFOLK COUNTY INDUSTRIAL   Jefferson Ferry, Series 1999 A,
                             DEVELOPMENT AGENCY       7.200% 11/01/19                                    600,000       646,242
                                                                                                                  ------------
                                                                                Continuing Care Retirement Total     1,763,622
HOSPITALS - 3.0%

                         NY DORMITORY AUTHORITY   Memorial Sloan-Kettering Cancer Center,
                                                   Capital Appreciation, Series 2003,
                                                   Insured: MBIA
                                                      (b) 07/01/25                                     3,000,000     1,187,100
                                                  North Shore Jewish Group, Series 2003,
                                                      5.000% 05/01/18                                  1,000,000     1,018,780

                  NY SARATOGA COUNTY INDUSTRIAL   Civic Facilities Revenue, Saratoga Hospital Project,
                             DEVELOPMENT AGENCY    Series 2004 A,
                                                      5.000% 12/01/13                                    250,000       259,447

       NY YONKERS INDUSTRIAL DEVELOPMENT AGENCY   St. John's Riverside Hospital, Series 2001 A,
                                                      6.800% 07/01/16                                    410,000       423,768
                                                                                                                  ------------
                                                                                                 Hospitals Total     2,889,095

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
HEALTH CARE - (CONTINUED)
NURSING HOMES - 1.4%

                     NY ESSEX COUNTY INDUSTRIAL   Moses Ludington Nursing Home, Series 2000 A,
                             DEVELOPMENT AGENCY    Insured: FHA
                                                      6.200% 02/01/30                                  1,250,000     1,365,850
                                                                                                                  ------------
                                                                                             Nursing Homes Total     1,365,850
                                                                                                                  ------------
                                                                                               HEALTH CARE TOTAL     6,018,567
HOUSING - 3.3%
ASSISTED LIVING/SENIOR - 3.3%

                NY HUNTINGTON HOUSING AUTHORITY   Gurwin Jewish Senior Center, Series 1999 A,
                                                      5.875% 05/01/19                                  1,500,000     1,479,060

                     NY MOUNT VERNON INDUSTRIAL   Series 1999:
                             DEVELOPMENT AGENCY       6.150% 06/01/19                                  1,000,000     1,018,690
                                                      6.200% 06/01/29                                    615,000       621,796
                                                                                                                  ------------
                                                                                    Assisted Living/Senior Total     3,119,546
MULTI-FAMILY - 0.0%

                      NY HOUSING FINANCE AGENCY   Series 1989 B, AMT,
                                                   Insured: AMBAC
                                                      7.550% 11/01/29                                     30,000        30,555
                                                                                                                  ------------
                                                                                              Multi-Family Total        30,555
                                                                                                                  ------------
                                                                                                   HOUSING TOTAL     3,150,101
INDUSTRIALS - 0.5%
FOREST PRODUCTS & PAPER - 0.5%

                     NY ESSEX COUNTY INDUSTRIAL   International Paper Corp., Series 1999 A, AMT,
                             DEVELOPMENT AGENCY       6.450% 11/15/23                                    500,000       530,300
                                                                                                                  ------------
                                                                                   Forest Products & Paper Total       530,300
                                                                                                                  ------------
                                                                                               INDUSTRIALS TOTAL       530,300
OTHER - 15.7%
OTHER - 2.4%

           NY CONVENTION CENTER OPERATING CORP.   Yale Building Project, Series 2003,
                                                      (b) 06/01/08                                     2,000,000     1,790,900

               NY WESTCHESTER COUNTY INDUSTRIAL   Civic Facilities Revenue,
                             DEVELOPMENT AGENCY    Guiding Eyes for the Blind,
                                                      5.375% 08/01/24                                    550,000       561,440
                                                                                                                  ------------
                                                                                                     Other Total     2,352,340
POOL/BOND BANK - 4.6%

              NY ENVIRONMENTAL FACILITIES CORP.   Series 2001,
                                                      5.250% 11/15/15                                  2,000,000     2,147,720
                                                  Series 2002,
                                                      5.375% 06/15/16                                  1,000,000     1,083,370
                                                  Series 2005 D,
                                                      5.500% 04/15/35                                  1,000,000     1,151,490
                                                                                                                  ------------
                                                                                            Pool/Bond Bank Total     4,382,580

See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
OTHER - (CONTINUED)
REFUNDED/ESCROWED (c) - 8.7%

                         NY DORMITORY AUTHORITY   New York University, Series 1990 B,
                                                    Escrowed to Maturity,
                                                      7.500% 05/15/11                                    405,000       465,284

              NY GREECE CENTRAL SCHOOL DISTRICT   Series 1992,
                                                    Escrowed to Maturity,
                                                    Insured: FGIC
                                                      6.000% 06/15/16                                    950,000     1,107,691

       NY METROPOLITAN TRANSPORTATION AUTHORITY   Series 1993 O,
                                                    Escrowed to Maturity,
                                                      5.500% 07/01/17                                  1,000,000     1,122,720
                                                  Series 1998 A,
                                                    Pre-refunded 10/01/15,
                                                    Insured: FGIC
                                                      4.500% 04/01/18                                  2,000,000     2,087,800

                NY NEW YORK CITY CULTURAL TRUST   American Museum of Natural History, Series 1999 A,
                                                    Pre-refunded 07/01/29,
                                                    Insured: AMBAC
                                                      5.750% 07/01/29                                  1,500,000     1,616,310

        NY TRIBOROUGH BRIDGE & TUNNEL AUTHORITY   General Purpose, Series 1992 Y,
                                                    Escrowed to Maturity
                                                      5.500% 01/01/17                                  1,300,000     1,455,688
                                                  Series 1993 B,
                                                    Escrowed to Maturity,
                                                      5.000% 01/01/20                                    500,000       538,605
                                                                                                                  ------------
                                                                                         Refunded/Escrowed Total     8,394,098
                                                                                                                  ------------
                                                                                                     OTHER TOTAL    15,129,018
OTHER REVENUE - 0.5%
RECREATION - 0.5%

      NY HAMILTON INDUSTRIAL DEVELOPMENT AGENCY   Adirondack Historical Association, Series 1998 A,
                                                      5.250% 11/01/18                                    500,000       516,170
                                                                                                                  ------------
                                                                                                Recreation Total       516,170
                                                                                                                  ------------
                                                                                             OTHER REVENUE TOTAL       516,170
RESOURCE RECOVERY - 1.1%
RESOURCE RECOVERY - 1.1%

                   NY NIAGARA COUNTY INDUSTRIAL   American Refining Fuel Co., Series 2001 C, AMT,
                             DEVELOPMENT AGENCY       5.625% 11/15/24 (d)                              1,000,000     1,048,760
                                                                                                                  ------------
                                                                                         Resource Recovery Total     1,048,760
                                                                                                                  ------------
                                                                                         RESOURCE RECOVERY TOTAL     1,048,760

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
TAX-BACKED - 39.4%
LOCAL APPROPRIATED - 0.7%

                         NY DORMITORY AUTHORITY   Westchester County, Series 1998,
                                                      (b) 08/01/19                                     1,200,000       644,688
                                                                                                                  ------------
                                                                                        Local Appropriated Total       644,688
LOCAL GENERAL OBLIGATIONS - 5.0%

           NY BROCKPORT CENTRAL SCHOOL DISTRICT   Series 2001,
                                                   Insured: FGIC
                                                      5.500% 06/15/14                                    560,000       628,623

                 NY MOUNT SINAI SCHOOL DISTRICT   Series 1992,
                                                   Insured: AMBAC
                                                      6.200% 02/15/19                                  1,005,000     1,204,844

                               NY NEW YORK CITY   Series 2001 A,
                                                   Insured: FGIC
                                                      5.250% 11/01/11                                  1,000,000     1,083,840

                              NY SUFFOLK COUNTY   Series 2004 B,
                                                   Insured: FSA
                                                      5.250% 05/01/14                                  1,690,000     1,845,666
                                                                                                                  ------------
                                                                                 Local General Obligations Total     4,762,973
SPECIAL NON-PROPERTY TAX - 16.2%

           NY LOCAL GOVERNMENT ASSISTANCE CORP.   Series 1993 C,
                                                      5.500% 04/01/17                                  2,100,000     2,331,399
                                                  Series 1993 E:
                                                      5.000% 04/01/21                                  6,650,000     7,077,595
                                                      6.000% 04/01/14                                  3,945,000     4,491,895

       PR COMMONWEALTH OF PUERTO RICO HIGHWAY &   Series 2003 AA,
                       TRANSPORTATION AUTHORITY    Insured: FGIC
                                                      5.500% 07/01/16                                  1,500,000     1,682,640
                                                                                                                  ------------
                                                                                  Special Non-Property Tax Total    15,583,529
STATE APPROPRIATED - 15.2%

                         NY DORMITORY AUTHORITY   City University:
                                                   Series 1990 C,
                                                      7.500% 07/01/10                                  1,295,000     1,420,201
                                                   Series 1993 A:
                                                      5.500% 05/15/13                                  3,500,000     3,840,655
                                                      6.000% 07/01/20                                  2,000,000     2,331,180
                                                  Series 2002 B,
                                                   Insured: AMBAC
                                                      5.250% 11/15/26 (d)                              1,500,000     1,616,580
                                                  State University, Series 2000 C,
                                                   Insured: FSA
                                                      5.750% 05/15/17                                  1,000,000     1,142,550
                                                  New York University, Series 1990 B,
                                                      7.500% 05/15/11                                    685,000       774,858

See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
TAX-BACKED - (CONTINUED)
STATE APPROPRIATED - (CONTINUED)

        NY TRIBOROUGH BRIDGE & TUNNEL AUTHORITY   Javits Convention Center Project, Series 1990 E,
                                                      7.250% 01/01/10                                    760,000       823,141

                     NY URBAN DEVELOPMENT CORP.   Series 1993 A,
                                                   Insured: FSA
                                                      5.500% 01/01/14                                  1,000,000     1,110,190
                                                  Series 2002 A,
                                                      5.500% 01/01/17                                  1,500,000     1,612,695
                                                                                                                  ------------
                                                                                        State Appropriated Total    14,672,050
STATE GENERAL OBLIGATIONS - 2.3%

      PR COMMONWEALTH OF PUERTO RICO AQUEDUCT &   Series 1995,
                                SEWER AUTHORITY       6.250% 07/01/12                                  2,000,000     2,255,940
                                                                                                                  ------------
                                                                                 State General Obligations Total     2,255,940
                                                                                                                  ------------
                                                                                               TAX-BACKED TOTAL     37,919,180
TRANSPORTATION - 11.7%
AIRPORTS - 2.1%

                    NY NEW YORK CITY INDUSTRIAL   Series 2001 A, AMT:
                             DEVELOPMENT AGENCY       5.500% 07/01/28                                  1,000,000     1,000,880
                                                      6.000% 07/01/27                                  1,000,000     1,013,960
                                                                                                                  ------------
                                                                                                  Airports Total     2,014,840
TOLL FACILITIES - 2.9%

        NY TRIBOROUGH BRIDGE & TUNNEL AUTHORITY   Series 2002 B,
                                                      5.250% 11/15/15                                    500,000       549,210
                                                  Series 2002:
                                                   Insured: MBIA
                                                      5.500% 11/15/18                                  1,000,000     1,129,480
                                                      5.500% 11/15/20                                  1,000,000     1,135,450
                                                                                                                  ------------
                                                                                           Toll Facilities Total     2,814,140
TRANSPORTATION - 6.7%

                 NY METROPOLITAN TRANSPORTATION   Series 2002 E,
                              AUTHORITY REVENUE    Insured: MBIA
                                                      5.500% 11/15/14                                  1,500,000     1,675,875
                                                  Series 2005 A,
                                                   Insured: AMBAC
                                                      5.500% 11/15/18                                  1,000,000     1,129,480
                                                  Series 2005 B,
                                                   Insured: AMBAC
                                                      5.250% 11/15/23                                  1,250,000     1,392,925

     NY PORT AUTHORITY OF NEW YORK & NEW JERSEY   Series 1993,
                                                      5.375% 03/01/28                                  2,000,000     2,223,740
                                                                                                                  ------------
                                                                                            Transportation Total     6,422,020
                                                                                                                  ------------
                                                                                            TRANSPORTATION TOTAL    11,251,000

                                 See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
UTILITIES - 13.1%
INDEPENDENT POWER PRODUCERS - 1.0%

                   NY SUFFOLK COUNTY INDUSTRIAL   Nissequogue Cogenaration Partners,
                          DEVELOPMENT AUTHORITY    Series 1998, AMT,
                                                      5.500% 01/01/23                                  1,000,000       993,020
                                                                                                                  ------------
                                                                               Independent Power Producers Total       993,020
INVESTOR OWNED - 2.9%

     NY ENERGY & RESEARCH DEVELOPMENT AUTHORITY   Brooklyn Union Gas Co.,
                                                   Series 1993, IFRN,
                                                      9.660% 04/01/20 (d)                              1,500,000     1,740,750
                                                   Series 2024 A,
                                                   Insured: FGIC
                                                      4.700% 02/01/24                                  1,000,000       994,480
                                                                                                                  ------------
                                                                                            Investor Owned Total     2,735,230
MUNICIPAL ELECTRIC - 5.1%

                 NY LONG ISLAND POWER AUTHORITY   Series 2000 A:
                                                   Insured: FSA
                                                      (b) 06/01/15                                     1,500,000     1,003,575
                                                      (b) 06/01/18                                     1,000,000       577,300

        PR COMMONWEALTH OF PUERTO RICO ELECTRIC   Series 2002 KK,
                                POWER AUTHORITY    Insured: MBIA
                                                      5.500% 07/01/15                                  2,000,000     2,246,980
                                                  Series 2003 NN,
                                                   Insured: MBIA
                                                      5.250% 07/01/21                                  1,000,000     1,108,630
                                                                                                                  ------------
                                                                                        Municipal Electric Total     4,936,485
WATER & SEWER - 4.1%

               NY NEW YORK CITY MUNICIPAL WATER   Water & Sewer System:
                              FINANCE AUTHORITY   Series 2001 D,
                                                      (b) 06/15/17                                     3,000,000     1,823,670
                                                  Series 2002 A,
                                                      5.375% 06/15/15                                  1,000,000     1,084,700
                                                  Series 2004 B,
                                                      5.000% 06/15/36                                  1,000,000     1,025,200
                                                                                                                  ------------
                                                                                             Water & Sewer Total     3,933,570
                                                                                                                  ------------
                                                                                                 UTILITIES TOTAL    12,598,305

                                                  TOTAL MUNICIPAL BONDS
                                                  (COST OF $88,073,290)                                             95,353,668

                                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.0%
                                                  Dreyfus Cash Management Plus, Inc.                           1             1
                                                                                                                  ------------
                                                  TOTAL INVESTMENT COMPANY
                                                  (COST OF $1)                                                               1

See Accompanying Notes to Financial Statements.

                                                                                                         PAR ($)     VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.2%
VARIABLE RATE DEMAND NOTES (e) -1.2%

      NY CITY MUNICIPAL WATER FINANCE AUTHORITY   Water & Sewer Systems, Series 1994 G,
                                                   Insured FGIC
                                                      2.680% 06/15/24                                    500,000       500,000

                NY JAY STREET DEVELOPMENT CORP.   Series 2003 A-4,
                                                   LOC: Depfa Bank PLC
                                                      2.680% 05/01/22                                    100,000       100,000
                                                                                                                  ------------
                               NY NEW YORK CITY   Sub Series 1993 A-7,
                                                      2.680% 08/01/20                                    600,000       600,000
                                                                                                                  ------------
                                                                                VARIABLE RATE DEMAND NOTES TOTAL     1,200,000

                                                  TOTAL SHORT-TERM OBLIGATIONS
                                                  (COST OF $1,200,000)                                               1,200,000

                                                  TOTAL INVESTMENTS - 100.3%
                                                  (COST OF $89,273,291) (f)                                         96,553,669

                                                  OTHER ASSETS & LIABILITIES, NET - (0.3)%                            (298,137)

                                                  NET ASSETS - 100.0%                                               96,255,532

NOTES TO INVESTMENT PORTFOLIO

(a) Step bond. This security is currently not paying a coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(b)  Zero coupon bond.
(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d) The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2005.
(e) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at October 31, 2005.
(f)  Cost for federal income tax purposes is $88,784,383.

At October 31, 2005, the Fund held investments in the following sectors:

                                                                       % OF
   HOLDINGS BY REVENUE SOURCE (UNAUDITED)                           NET ASSETS
   ---------------------------------------------------------------------------
   Tax-backed                                                          39.4%
   Other                                                               15.7
   Utilities                                                           13.1
   Transportation                                                      11.7
   Education                                                            7.5
   Health care                                                          6.3
   Housing                                                              3.3
   Resource recovery                                                    1.1
   Industrials                                                          0.5
   Other revenue                                                        0.5
   Investment company                                                   0.0
   Short-term obligations                                               1.2
   Other assets & liabilities, net                                     (0.3)
                                                                      -----
                                                                      100.0%
                                                                      =====

                                              See notes to investment portfolio.

ACRONYM                    NAME
ACA                        ACA Financial Guaranty Corp.
AMBAC                      Ambac Assurance Corp.
AMT                        Alternative Minimum Tax
FGIC                       Financial Guaranty Insurance Co.
FHA                        Federal Housing Administration
FSA                        Financial Security Assurance, Inc.
IFRN                       Inverse Floating Rate Note
LOC                        Letter of Credit
MBIA                       MBIA Insurance Corp.

See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2005                               COLUMBIA NEW YORK TAX-EXEMPT FUND

                                                                                                                           ($)
------------------------------------------------------------------------------------------------------------------------------
                                    ASSETS        Investments, at cost                                              89,273,291
                                                                                                                   -----------
                                                  Investments, at value                                             96,553,669
                                                  Cash                                                                  78,674
                                                  Receivable for:
                                                    Fund shares sold                                                    56,089
                                                    Interest                                                         1,405,358
                                                  Deferred Trustees' compensation plan                                  10,495
                                                                                                                   -----------
                                                      Total Assets                                                  98,104,285

                               LIABILITIES        Expense reimbursement due to Investment Advisor                        4,120
                                                  Payable for:
                                                    Investments purchased                                            1,000,000
                                                    Fund shares repurchased                                            579,695
                                                    Distributions                                                      113,719
                                                    Investment advisory fee                                             41,337
                                                    Transfer agent fee                                                  11,126
                                                    Pricing and bookkeeping fees                                         5,310
                                                    Trustees' fees                                                         970
                                                    Audit fee                                                           26,598
                                                    Custody fee                                                          1,000
                                                    Distribution and service fees                                       43,054
                                                  Chief compliance officer expenses and fees                               511
                                                  Deferred Trustees' fees                                               10,495
                                                  Other liabilities                                                     10,818
                                                                                                                   -----------
                                                      Total Liabilities                                              1,848,753

                                                                                                      NET ASSETS    96,255,532

                 COMPOSITION OF NET ASSETS        Paid-in capital                                                   88,443,083
                                                  Undistributed net investment income                                  509,004
                                                  Accumulated net realized gain                                         23,067
                                                  Net unrealized appreciation on investments                         7,280,378

                                                                                                      NET ASSETS    96,255,532

                                   CLASS A        Net assets                                                        58,003,525
                                                  Shares outstanding                                                 7,622,657
                                                  Net asset value per share                                               7.61(a)
                                                  Maximum offering price per share ($7.61/0.9525)                         7.99(b)

                                   CLASS B        Net assets                                                        28,277,927
                                                  Shares outstanding                                                 3,716,187
                                                  Net asset value and offering price per share                            7.61(a)

                                   CLASS C        Net assets                                                         9,974,080
                                                  Shares outstanding                                                 1,310,759
                                                  Net asset value and offering price per share                            7.61(a)

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.

                                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2005            COLUMBIA NEW YORK TAX-EXEMPT FUND

                                                                                                                           ($)
------------------------------------------------------------------------------------------------------------------------------
                         INVESTMENT INCOME        Interest                                                           5,006,972

                                  EXPENSES        Investment advisory fee                                              517,584
                                                  Distribution fee:
                                                    Class B                                                            236,933
                                                    Class C                                                             76,503
                                                  Service fee:
                                                    Class A                                                            145,285
                                                    Class B                                                             74,577
                                                    Class C                                                             23,895
                                                  Transfer agent fee                                                    77,272
                                                  Pricing and bookkeeping fees                                          46,538
                                                  Trustees' fees                                                        11,090
                                                  Custody fee                                                            7,916
                                                  Chief compliance officer expenses and fees (See Note 4)                4,567
                                                  Non-recurring costs (See Note 7)                                       1,896
                                                  Other expenses                                                       102,252
                                                                                                                  ------------
                                                    Total Expenses                                                   1,326,308
                                                  Fees and expenses waived or reimbursed by Investment Advisor        (142,514)
                                                    Fees waived by Transfer Agent                                       (1,959)
                                                    Fees waived by Distributor - Class C                               (30,596)
                                                  Non-recurring costs assumed by Investment Advisor (See Note 7)        (1,896)
                                                  Custody earnings credit                                               (1,645)
                                                                                                                  ------------
                                                    Net Expenses                                                     1,147,698
                                                                                                                  ------------
                                                  Net Investment Income                                              3,859,274

NET REALIZED AND UNREALIZED GAIN (LOSS) ON        Net realized gain (loss) on:
         INVESTMENTS AND FUTURES CONTRACTS          Investments                                                        806,151
                                                    Futures contracts                                                   24,824
                                                                                                                  ------------
                                                      Net realized gain                                                830,975
                                                  Net change in unrealized appreciation (depreciation) on:
                                                    Investments                                                     (3,770,262)
                                                    Futures contracts                                                  130,142
                                                                                                                  ------------
                                                      Net change in unrealized (depreciation)                       (3,640,120)
                                                                                                                  ------------
                                                  Net Loss                                                          (2,809,145)
                                                                                                                  ------------
                                                  Net Increase in Net Assets from Operations                         1,050,129

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
OCTOBER 31, 2005                               COLUMBIA NEW YORK TAX-EXEMPT FUND

                                                                                                       YEAR ENDED OCTOBER 31,
                                                                                                     -------------------------
INCREASE (DECREASE) IN NET ASSETS:                                                                     2005 ($)      2004 ($)
------------------------------------------------------------------------------------------------------------------------------
                                OPERATIONS    Net investment income                                     3,859,274    4,417,781
                                              Net realized gain on investments and futures contracts      830,975      148,143
                                              Net change in unrealized appreciation (depreciation)
                                                on investments and futures contracts                   (3,640,120)   2,001,860
                                                                                                     -------------------------
                                              Net Increase from Operations                              1,050,129    6,567,784

    DISTRIBUTIONS DECLARED TO SHAREHOLDERS    From net investment income:
                                                Class A                                                (2,431,856)  (2,690,591)
                                                Class B                                                (1,007,895)  (1,285,875)
                                                Class C                                                  (355,430)    (385,051)
                                              From net realized gains:
                                                Class A                                                  (145,939)    (381,407)
                                                Class B                                                   (75,539)    (239,079)
                                                Class C                                                   (22,478)     (59,399)
                                                                                                     -------------------------
                                              Total Distributions Declared to Shareholders             (4,039,137)  (5,041,402)

                        SHARE TRANSACTIONS    Class A:
                                                Subscriptions                                           5,222,201    6,890,849
                                                Distributions reinvested                                1,558,809    1,844,653
                                                Redemptions                                           (12,284,543) (12,679,670)
                                                                                                     -------------------------
                                                  Net Decrease                                         (5,503,533)  (3,944,168)
                                              Class B:
                                                Subscriptions                                           1,592,796    1,720,748
                                                Distributions reinvested                                  688,193      887,997
                                                Redemptions                                            (7,965,848) (12,497,220)
                                                                                                     -------------------------
                                                  Net Decrease                                         (5,684,859)  (9,888,475)
                                              Class C:
                                                Subscriptions                                           1,943,666    3,288,538
                                                Distributions reinvested                                  245,945      280,720
                                                Redemptions                                            (1,687,822)  (4,127,206)
                                                                                                     -------------------------
                                                  Net Increase (Decrease)                                 501,789     (557,948)
                                              Net Decrease from Share
                                                Transactions                                          (10,686,603) (14,390,591)
                                                                                                     -------------------------
                                                    Total Decrease in Net Assets                      (13,675,611) (12,864,209)

                                NET ASSETS    Beginning of year                                       109,931,143  122,795,352
                                              End of year                                              96,255,532  109,931,143
                                              Undistributed net investment income at end of year          509,004      445,172

                         CHANGES IN SHARES    Class A:
                                                Subscriptions                                             672,303      884,477
                                                Issued for distributions reinvested                       200,927      237,886
                                                Redemptions                                            (1,577,768)  (1,638,285)
                                                                                                     -------------------------
                                                  Net Decrease                                           (704,538)    (515,922)
                                              Class B:
                                                Subscriptions                                             204,771      220,418
                                                Issued for distributions reinvested                        88,707      114,450
                                                Redemptions                                            (1,026,330)  (1,623,315)
                                                                                                     -------------------------
                                                  Net Decrease                                           (732,852)  (1,288,447)
                                              Class C:
                                                Subscriptions                                             250,099      423,738
                                                Issued for distributions reinvested                        31,705       36,214
                                                Redemptions                                              (217,750)    (538,555)
                                                                                                     -------------------------
                                                  Net Increase (Decrease)                                  64,054      (78,603)

                                 See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005                               COLUMBIA NEW YORK TAX-EXEMPT FUND

NOTE 1. ORGANIZATION

Columbia New York Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Trust V (the "Trust"), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks as high a level of after-tax total return, as is consistent with prudent risk.

FUND SHARES

The Fund may issue an unlimited number of shares and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B share purchases of less than $50,000 are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2005, permanent book and tax basis differences resulting primarily from differing treatments for discount accretion/premium amortization on debt securities were identified and reclassified among the components of the Fund's net assets as follows:

    UNDISTRIBUTED          ACCUMULATED
   NET INVESTMENT         NET REALIZED            PAID-IN
       INCOME                 GAIN                CAPITAL
------------------------------------------------------------
      $  (261)               $  261               $   --

Net investment income and net realized gains as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 were as follows:

                   OCTOBER 31, 2005
--------------------------------------------------------
    TAX-EXEMPT        ORDINARY            LONG-TERM
      INCOME           INCOME*          CAPITAL GAINS
--------------------------------------------------------
   $ 3,795,181         $   --             $  243,956

                    OCTOBER 31, 2004
--------------------------------------------------------
    TAX-EXEMPT        ORDINARY            LONG-TERM
      INCOME           INCOME*          CAPITAL GAINS
--------------------------------------------------------
   $ 4,361,517         $   --             $  679,885

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

  UNDISTRIBUTED     UNDISTRIBUTED     UNDISTRIBUTED
   TAX-EXEMPT         ORDINARY          LONG-TERM       NET UNREALIZED
     INCOME            INCOME         CAPITAL GAINS      APPRECIATION*
------------------------------------------------------------------------
   $  144,786        $  21,859         $   772,743       $  7,769,286

* The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to discount accretion/premium amortization on debt securities.

Unrealized appreciation and depreciation at October 31, 2005, based on cost of investments for federal income tax purposes, was:

  Unrealized appreciation                     $ 8,000,552
  Unrealized appreciation                        (231,266)
                                              -----------
    Net unrealized appreciation               $ 7,769,286

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services to the Fund. Prior to September 30, 2005, Columbia Management Advisors, Inc. was the investment advisor to the Fund under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc. merged into Banc of America Capital Management, LLC. At that time, the investment advisor was then renamed Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund and Columbia Massachusetts Tax-Exempt Fund as follows:

      AVERAGE DAILY NET ASSETS        ANNUAL FEE RATE
----------------------------------------------------------
          First $1 billion                0.50%
      $1 billion to $3 billion            0.45%
           Over $3 billion                0.40%

For the year ended October 31, 2005, the Fund's effective investment advisory fee rate was 0.50%.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the year ended October 31, 2005, the effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.045%.

TRANSFER AGENT FEE

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and a wholly owned subsidiary of BOA, provides shareholder services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. On August 22, 2005, Columbia Funds Services, Inc. was renamed Columbia Management Services, Inc. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period from September 1, 2005 through October 31, 2005, the Transfer Agent has voluntarily agreed to waive a portion of its fees to reflect reduced contractual fees that will be charged to the Fund effective November 1, 2005. For the year ended October 31, 2005, the Transfer Agent waived fees of $1,959 for the Fund.

For the year ended October 31, 2005, the Fund's effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.07%.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly owned subsidiary of BOA, is the principal underwriter of the Fund. On August 22, 2005, Columbia Funds Distributor, Inc. was renamed Columbia Management Distributors, Inc. For the year ended October 31, 2005, the Distributor has retained net underwriting discounts of $10,475 on sales of the Fund's Class A shares and net CDSC fees of $26, $85,175 and $1,523 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the year ended October 31, 2005, the Fund's effective service fee rate was 0.24%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

FEE WAIVERS

Columbia has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended October 31, 2005, the Fund paid $1,607 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the year ended October 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $7,002,105 and $15,761,472, respectively.

NOTE 6. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the year ended October 31, 2005, the Fund did not borrow under this arrangement.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated AAA by Moody's Investors Services, Inc. At October 31, 2005, private insurers who insured greater than 5% of the total investments of the Fund were as follows:
MBIA Insurance Corp., 13.5%, Financial Security Assurance, Inc., 6.0%, Financial Guaranty Insurance Co., 8.0% and Ambac Assurance Corp., 9.7%.

GEOGRAPHIC CONCENTRATION

The Fund has greater than 5% of its total investments on October 31, 2005 invested in debt obligations issued by New York and Puerto Rico and their respective political subdivisions, agencies and public authorities to obtain funds for various purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

INDUSTRY FOCUS

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

ISSUER FOCUS

As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc. (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Funds or its shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleged that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs alleged that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions. Plaintiffs filed a notice of voluntary dismissal of the lawsuit as to all defendants and all claims, without prejudice, which was so-ordered by the judge on or about November 9, 2005.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed.

For the year ended October 31, 2005, Columbia has assumed $1,896 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

FINANCIAL HIGHLIGHTS
                                               COLUMBIA NEW YORK TAX-EXEMPT FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                         PERIOD
                                                                          ENDED
                                        YEAR ENDED OCTOBER 31,      OCTOBER 31,                   YEAR ENDED JANUARY 31,
CLASS A SHARES                          2005             2004           2003(a)            2003           2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD               $     7.84       $     7.72       $      7.60      $     7.43     $     7.34        $     6.68

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                   0.31(b)          0.31(b)           0.24(b)         0.33(b)        0.34(b)(c)        0.35(d)
Net realized and unrealized
gain (loss) on investments
and futures contracts                  (0.22)            0.16              0.11            0.17           0.07(c)           0.67
                                  ----------       ----------       -----------      ----------     ----------        ----------
Total from Investment
Operations                              0.09             0.47              0.35            0.50           0.41              1.02

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income             (0.30)           (0.31)            (0.23)          (0.33)         (0.32)            (0.36)
From net realized Gains                (0.02)           (0.04)               --              --             --                --
                                  ----------       ----------       -----------      ----------     ----------        ----------
Total Distributions Declared
to Shareholders                        (0.32)           (0.35)            (0.23)          (0.33)         (0.32)            (0.36)
                                  ----------       ----------       -----------      ----------     ----------        ----------
NET ASSET VALUE, END OF PERIOD    $     7.61       $     7.84       $      7.72      $     7.60     $     7.43        $     7.34
Total return (e)(f)                     1.19%            6.26%             4.70%(g)        6.81%          5.75%            15.58%

RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                            0.84%            0.83%             0.83%(i)        0.82%          0.79%             0.79%
Net investment income (h)               4.00%            4.04%             4.15%(i)        4.32%          4.61%(c)          5.02%
Waiver/reimbursement                    0.14%            0.13%             0.24%(i)        0.18%          0.21%             0.22%
Portfolio turnover rate                    7%               8%                8%(g)          11%             9%               18%
Net assets, end of
period (000's)                    $   58,004       $   65,280       $    68,271      $   67,779     $   60,165        $   47,733

(a)  The Fund changed its fiscal year end from January 31 to October 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.55% to 4.61%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                       PERIOD
                                                                        ENDED
                                        YEAR ENDED OCTOBER 31,    OCTOBER 31,                     YEAR ENDED JANUARY 31,
CLASS B SHARES                          2005             2004         2003(a)              2003            2002              2001
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD               $     7.84       $     7.72      $     7.60        $     7.43      $     7.34        $     6.68

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                   0.25(b)          0.25(b)         0.20(b)           0.27(b)         0.29(b)(c)        0.30(d)
Net realized and unrealized
gain (loss) on investments
and futures contracts                  (0.21)            0.16            0.11              0.17            0.07(c)           0.67
                                  ----------       ----------      ----------        ----------      ----------        ----------
Total from Investment
Operations                              0.04             0.41            0.31              0.44            0.36              0.97

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income             (0.25)           (0.25)          (0.19)            (0.27)          (0.27)            (0.31)
From net realized Gains                (0.02)           (0.04)             --                --              --                --
                                  ----------       ----------      ----------        ----------      ----------        ----------
Total Distributions Declared
to Shareholders                        (0.27)           (0.29)          (0.19)            (0.27)          (0.27)            (0.31)
                                  ----------       ----------      ----------        ----------      ----------        ----------
NET ASSET VALUE, END OF PERIOD    $     7.61       $     7.84      $     7.72        $     7.60      $     7.43        $     7.34
Total return (e)(f)                     0.44%            5.47%           4.12%(g)          6.02%           4.99%            14.74%

RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                            1.59%            1.58%           1.58%(i)          1.57%           1.54%             1.54%
Net investment income (h)               3.25%            3.29%           3.40%(i)          3.57%           3.86%(c)          4.27%
Waiver/reimbursement                    0.14%            0.13%           0.24%(i)          0.18%           0.21%             0.22%
Portfolio turnover rate                    7%               8%              8%(g)            11%              9%               18%
Net assets, end of
period (000's)                    $   28,278       $   34,877      $   44,293        $   43,018      $   36,409        $   41,034

(a)  The Fund changed its fiscal year end from January 31 to October 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.80% to 3.86%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                      PERIOD
                                                                       ENDED
                                        YEAR ENDED OCTOBER 31,   OCTOBER 31,                      YEAR ENDED JANUARY 31,
CLASS C SHARES                          2005             2004        2003(a)              2003            2002               2001
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD               $     7.84       $     7.72     $     7.60        $     7.43      $     7.34         $     6.68

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                   0.28(b)          0.28(b)        0.21(b)           0.29(b)         0.31(b)(c)         0.32(d)
Net realized and unrealized
gain (loss) on investments
and futures contracts                  (0.22)            0.16           0.12              0.17            0.07(c)            0.67
                                  ----------       ----------     ----------        ----------      ----------         ----------
Total from Investment
Operations                              0.06             0.44           0.33              0.46            0.38               0.99

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income             (0.27)           (0.28)         (0.21)            (0.29)          (0.29)             (0.33)
From net realized Gains                (0.02)           (0.04)            --                --              --                 --
                                  ----------       ----------     ----------        ----------      ----------         ----------
Total Distributions Declared
to Shareholders                        (0.29)           (0.32)         (0.21)            (0.29)          (0.29)             (0.33)
                                  ----------       ----------     ----------        ----------      ----------         ----------
NET ASSET VALUE, END OF PERIOD    $     7.61       $     7.84     $     7.72        $     7.60      $     7.43         $     7.34
Total return (e)(f)                     0.74%            5.78%          4.35%(g)          6.34%           5.29%             15.07%

RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                            1.29%            1.28%          1.28%(i)          1.27%           1.24%              1.24%
Net investment income (h)               3.55%            3.59%          3.70%(i)          3.87%           4.16%(c)           4.57%
Waiver/reimbursement                    0.44%            0.43%          0.54%(i)          0.48%           0.51%              0.52%
Portfolio turnover rate                    7%               8%             8%(g)            11%              9%                18%
Net assets, end of
period (000's)                    $    9,974       $    9,774     $   10,231        $    9,344      $    4,108         $      900

(a)  The Fund changed its fiscal year end from January 31 to October 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.10% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                               COLUMBIA NEW YORK TAX-EXEMPT FUND

TO THE TRUSTEES OF COLUMBIA FUNDS TRUST V AND THE SHAREHOLDERS OF COLUMBIA NEW YORK TAX-EXEMPT FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia New York Tax-Exempt Fund (the "Fund") (a series of Columbia Funds Trust V) at October 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
December 21, 2005

UNAUDITED INFORMATION
                                               COLUMBIA NEW YORK TAX-EXEMPT FUND

For the fiscal year ended October 31, 2005, the fund designates long term capital gains of $786,656.

100.00% of distributions from net investment income will be treated as exempt income for federal income tax purposes.

TRUSTEES
                                               COLUMBIA NEW YORK TAX-EXEMPT FUND

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

NAME, ADDRESS AND AGE, POSITION WITH FUNDS,   PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF PORTFOLIOS IN COLUMBIA
YEAR FIRST ELECTED OR APPOINTED TO OFFICE(1)  FUNDS COMPLEX OVERSEEN BY TRUSTEE/DIRECTOR, OTHER DIRECTORSHIPS HELD
DISINTERESTED TRUSTEES

DOUGLAS A. HACKER (age 49)                    Executive Vice President-Strategy of United Airlines (airline) since December,
P.O. Box 66100                                2002 (formerly President of UAL Loyalty Services (airline) from September, 2001
Chicago, IL 60666                             to December, 2002; Executive Vice President and Chief Financial Officer of
Trustee (since 1996)                          United Airlines from July, 1999 to September, 2001; Senior Vice
                                              President-Finance from March, 1993 to July, 1999). Oversees 86, Nash Finch
                                              Company (food distributor)

JANET LANGFORD KELLY (age 47)                 Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) since March,
9534 W. Gull Lake Drive                       2005; Adjunct Professor of Law, Northwestern University, since September, 2004
Richland, MI 49083-8530                       (formerly Chief Administrative Officer and Senior Vice President, Kmart Holding
Trustee (since 1996)                          Corporation (consumer goods), from September, 2003 to March, 2004; Executive
                                              Vice President-Corporate Development and Administration, General Counsel and
                                              Secretary, Kellogg Company (food manufacturer), from September, 1999 to August,
                                              2003; Senior Vice President, Secretary and General Counsel, Sara Lee Corporation
                                              (branded, packaged, consumer-products manufacturer) from January, 1995 to
                                              September, 1999). Oversees 86, None

RICHARD W. LOWRY (age 69)                     Private Investor since August, 1987 (formerly Chairman and Chief Executive
10701 Charleston Drive                        Officer, U.S. Plywood Corporation (building products manufacturer)). Oversees
Vero Beach, FL 32963                          89(3), None
Trustee (since 1995)

CHARLES R. NELSON (age 62)                    Professor of Economics, University of Washington, since January, 1976; Ford and
Department of Economics                       Louisa Van Voorhis Professor of Political Economy, University of Washington,
University of Washington                      since September, 1993 (formerly Director, Institute for Economic Research,
Seattle, WA 98195                             University of Washington from September, 2001 to June, 2003) Adjunct Professor
Trustee (since 1981)                          of Statistics, University of Washington, since September, 1980; Associate
                                              Editor, Journal of Money Credit and Banking, since September, 1993; consultant on econometric and statistical matters. Oversees 86, None

JOHN J. NEUHAUSER (age 63)                    Academic Vice President and Dean of Faculties since August, 1999, Boston College
84 College Road                               (formerly Dean Boston College School of Management from September, 1977 to
Chestnut Hill, MA 02467-3838                  August, 1999). Oversees 89(3), Saucony, Inc. (athletic footwear)
Trustee (since 1985)

PATRICK J. SIMPSON (age 61)                   Partner, Perkins Coie L.L.P. (law firm). Oversees 86, None
1120 N.W. Couch Street
Tenth Floor
Portland, OR 97209-4128
Trustee (since 2000)

NAME, ADDRESS AND AGE, POSITION WITH FUNDS,   PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF PORTFOLIOS IN COLUMBIA
YEAR FIRST ELECTED OR APPOINTED TO OFFICE(1)  FUNDS COMPLEX OVERSEEN BY TRUSTEE/DIRECTOR, OTHER DIRECTORSHIPS HELD
DISINTERESTED TRUSTEES

THOMAS E. STITZEL (age 69)                    Business Consultant since 1999 (formerly Professor of Finance from 1975 to
2208 Tawny Woods Place                        1999, College of Business, Boise State University); Chartered Financial Analyst.
Boise, ID 83706                               Oversees 86, None
Trustee (since 1998)

THOMAS C. THEOBALD (age 68)                   Partner and Senior Advisor, Chicago Growth Partners (private equity investing)
8 Sound Shore Drive,                          since September, 2004 (formerly Managing Director, William Blair Capital
Suite 285                                     Partners (private equity investing) from September, 1994 to September, 2004).
Greenwich, CT 06830                           Oversees 86, Anixter International (network support equipment distributor);
Trustee and Chairman of the Board(4)          Ventas, Inc. (real estate investment trust); Jones Lang LaSalle (real estate
(since 1996)                                   management services) and Ambac Financial Group (financial guaranty insurance)

ANNE-LEE VERVILLE (age 60)                    Retired since 1997 (formerly General Manager, Global Education Industry, IBM
359 Stickney Hill Road                        Corporation (computer and technology) from 1994 to 1997). Oversees 86, Chairman of
Hopkinton, NH 03229                           the Board of Directors, Enesco Group, Inc. (designer, importer and distributor of
Trustee (since 1998)                          giftware and collectibles)

RICHARD L. WOOLWORTH (age 64)                 Retired since December 2003 (formerly Chairman and Chief Executive Officer, The
100 S.W. Market Street #1500                  Regence Group (regional health insurer); Chairman and Chief Executive Officer,
Portland, OR 97207                            BlueCross BlueShield of Oregon; Certified Public Accountant, Arthur Young &
Trustee (since 1991)                          Company). Oversees 86, Northwest Natural Gas Co. (natural gas service provider)

INTERESTED TRUSTEE

WILLIAM E. MAYER(2) (age 65)                  Partner, Park Avenue Equity Partners (private equity) since February, 1999
399 Park Avenue                               (formerly Partner, Development Capital LLC from November, 1996 to February, 1999).
Suite 3204                                    Oversees 89(3), Lee Enterprises (print media), WR Hambrecht + Co. (financial service
New York, NY 10022                            provider); Reader's Digest (publishing); OPENFIELD Solutions (retail industry
Trustee (since 1994)                          technology provider)

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.
(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.3
(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the Liberty All-Star Funds, currently consisting of 3 funds, which are advised by an affiliate of the Advisor.
(4) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

    The Statement of Additional Information Includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

OFFICERS
                                               COLUMBIA NEW YORK TAX-EXEMPT FUND

NAME, ADDRESS AND AGE, POSITION WITH COLUMBIA        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
FUNDS, YEAR FIRST ELECTED OR APPOINTED TO OFFICE
CHRISTOPHER L. WILSON (age 48)                       Head of Mutual Funds since August, 2004 and Managing Director of the
One Financial Center                                 Advisor since September, One Financial Center 2005; President of the
Boston, MA 02111                                     Columbia Funds, Liberty Funds and Stein Roe Funds since October, 2004;
President (since 2004)                               Boston, MA 02111 President and Chief Executive Officer of the Nations
                                                     Funds since January, 2005; President of the President (since 2004)
                                                     Galaxy Funds since April, 2005; Director of Bank of America Global
                                                     Liquidity Funds, plc since May, 2005; Director of Banc of America
                                                     Capital Management (Ireland), Limited since May, 2005; Director of FIM
                                                     Funding, Inc. since January, 2005; Senior Vice President of Columbia
                                                     Management Distributors, Inc. since January, 2005; Director of
                                                     Columbia Management Services, Inc. since January, 2005 (formerly
                                                     Senior Vice President of Columbia Management from January, 2005 to
                                                     August, 2005; Senior Vice President of BACAP Distributors LLC from
                                                     January, 2005 to July, 2005; President and Chief Executive Officer, CDC
                                                     IXIS Asset Management Services, Inc. from September, 1998 to August,
                                                     2004).

J. KEVIN CONNAUGHTON (age 41)                        Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                 Funds, Stein Roe Funds One Financial Center and All-Star Funds since
Boston, MA 02111                                     December, 2000; Managing Director of the Advisor since September, 2005
Treasurer (since 2000)                               Boston, MA 02111 (formerly Vice President of Columbia Management from
                                                     April, 2003 to August, 2005; President of Treasurer (since 2000) the
                                                     Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to October, 2004; Chief Accounting Officer and Controller of the
                                                     Liberty Funds and All-Star Funds from February, 1998 to October,
                                                     2000); Treasurer of the Galaxy Funds since September, 2002 (formerly
                                                     Treasurer from December, 2002 to December, 2004 and President from
                                                     February, 2004 to December, 2004 of the Columbia Management
                                                     Multi-Strategy Hedge Fund, LLC; Vice President of Colonial Management
                                                     Associates, Inc. from February, 1998 to October, 2000).

MARY JOAN HOENE (age 56)                             Senior Vice President and Chief Compliance Officer of the Columbia
100 Federal Street                                   Funds, Liberty Funds, Stein Roe 100 Federal Street Funds and All-Star
Boston, MA 02110                                     Funds since August, 2004; Chief Compliance Officer of the Columbia
Senior Vice President and                            Management Boston, MA 02110 Multi-Strategy Hedge Fund, LLC since
Chief Compliance Officer                             August 2004; Chief Compliance Officer of the BACAP Alternative Multi-
(since 2004)                                         Strategy Hedge Fund LLC since October 2004 (formerly Partner, Carter,
                                                     Ledyard & Milburn LLP Officer (since 2004) from January, 2001 to
                                                     August, 2004; Counsel, Carter, Ledyard & Milburn LLP from November,
                                                     1999 to December, 2000; Vice President and Counsel, Equitable Life
                                                     Assurance Society of the United States from April, 1998 to November,
                                                     1999).

MICHAEL G. CLARKE (age 35)                           Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein
One Financial Center                                 Roe Funds and All-Star Funds since October, 2004; Managing Director of
Boston, MA 02111                                     the Advisor since September, 2005 (formerly Controller of the Columbia
Chief Accounting Officer                             Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from May,
(since 2004)                                         2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                     2004; Vice President, Product Strategy & Development of the Liberty
                                                     Funds and Stein Roe Funds from February, 2001 to June, 2002; Assistant
                                                     Treasurer of the Liberty Funds, Stein Roe Funds and the All-Star Funds
                                                     from August, 1999 to February, 2001; Audit Manager, Deloitte & Touche
                                                     LLP from May, 1997 to August, 1999).

JEFFREY R. COLEMAN (age 36)                          Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                 All-Star Funds since October, 2004 (formerly Vice President of CDC
Boston, MA 02111                                     IXIS Asset Management Services, Inc. and Deputy Treasurer of the CDC
Controller (since 2004)                              Nvest Funds and Loomis Sayles Funds from February, 2003 to September,
                                                     2004; Assistant Vice President of CDC IXIS Asset Management Services,
                                                     Inc. and Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February, 2003; Tax Manager of PFPC, Inc. from November, 1996 to
                                                     August, 2000).

R. SCOTT HENDERSON (age 46)                          Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds
One Financial Center                                 since December, 2004 (formerly Of Counsel, Bingham McCutchen from
Boston, MA 02111                                     April, 2001 to September, 2004; Executive Director and General
Secretary (since 2004)                               Counsel, Massachusetts Pension Reserves Investment Management Board
                                                     from September, 1997 to March, 2001).

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
                                               COLUMBIA NEW YORK TAX-EXEMPT FUND

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually, usually in late summer, to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees or directors (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. The Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data, (iv) information about the profitability of the Agreements to Columbia, and potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (v) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (vi) Columbia's financial results and financial condition, (vii) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (viii) the allocation of the funds' brokerage, if any, including allocations to brokers affiliated with Columbia and the use of "soft" commission dollars to pay fund expenses and to pay for research products and services, (ix) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) Columbia's response to various legal and regulatory proceedings since 2003 and (xi) the economic outlook generally and for the mutual fund industry in particular. In addition, the Trustees confer with their independent fee consultant and review materials relating to the Agreements that the independent fee consultant provides. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2005 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September, and October, 2005. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED TO THE FUNDS UNDER THE AGREEMENTS. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability, including its resources, compensation programs for personnel involved in fund management, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing for a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

INVESTMENT PERFORMANCE OF THE FUNDS AND COLUMBIA. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; (v) that the fund's advisory fee had recently been, or was proposed to be, reduced, with the goal of helping the fund's net return to shareholders become more competitive; and (vi) that other fund expenses, such as transfer agency or fund accounting fees, have recently been reduced, with the goal of helping the fund's net return to shareholders become more competitive.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreements.

THE COSTS OF THE SERVICES PROVIDED AND PROFITS REALIZED BY COLUMBIA AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUNDS. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided both by management and by an independent third party) of the funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by Columbia to comparable accounts. In considering the fees charged to comparable accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual funds and distribute mutual fund shares. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered reductions in advisory fee rates, implementation of advisory fee breakpoints, institution of advisory fee waivers, and reductions of expense caps, which benefited a number of the funds. Furthermore, the Trustees considered the projected impact on expenses resulting from the overall cost reductions that management anticipated would result from the shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the performance of the funds, the services provided to the funds and management's view as to why it was appropriate that some funds bear advisory fees or total expenses greater than their peer group medians.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with the funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense levels of the funds, and whether Columbia had implemented breakpoints and/or expense caps with respect to the funds.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the funds were fair and reasonable, and that the costs of the advisory services generally, and the related profitability to Columbia and its affiliates of their relationships with the funds, supported the continuation of the Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale in the provision of services by Columbia to each fund and whether those economies were shared with the fund through breakpoints in the investment advisory fees or other means, such as expense waivers. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

OTHER FACTORS. The Trustees also considered other factors, which included but were not limited to the following:

- the extent to which each fund had operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the funds and Columbia. They also considered the compliance-related resources that Columbia and its affiliates were providing to the funds.

- the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services.

- so-called "fall-out benefits" to Columbia, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest.

- the draft report provided by the independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2006.

SUMMARY OF MANAGEMENT FEE EVALUATION
BY INDEPENDENT FEE CONSULTANT
                                               COLUMBIA NEW YORK TAX-EXEMPT FUND

                    PREPARED PURSUANT TO THE FEBRUARY 9, 2005
                           ASSURANCE OF DISCONTINUANCE
                              BETWEEN THE OFFICE OF
                     ATTORNEY GENERAL OF NEW YORK STATE AND
                     COLUMBIA MANAGEMENT ADVISORS, INC. AND
                        COLUMBIA FUNDS DISTRIBUTOR, INC.

                                OCTOBER 11, 2005

I. OVERVIEW

Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributors, Inc. ("CFD") (CFD together with CMA referred to herein as Columbia Management Group or "CMG(1)"), entered into an agreement with the New York Attorney General's Office in the form of an Assurance of Discontinuance (the "AOD"). The AOD stipulated that CMA would be permitted to manage or advise the Columbia Funds only if the Independent Members (as such term is defined in the AOD) of the Columbia Funds' Board of Trustees/Directors (collectively the "Trustees") appointed a Senior Officer or an Independent Fee Consultant ("IFC") who, among other things, is to manage the process by which management fees are negotiated. On May 15, 2005, the Independent Members of the Board appointed me as the IFC for the Columbia Funds. This report is the annual written evaluation of the Columbia Funds for 2005 that I have prepared in my capacity as IFC, as required by the AOD.

A. DUTIES OF THE INDEPENDENT FEE CONSULTANT

As part of the AOD, the Independent Members of the Columbia Funds' Board of Trustees/Directors agreed to retain an independent fee consultant who was to participate in the management fee negotiation process. The IFC is charged with "... duties and responsibilities [that] include managing the process by which proposed management fees (including, but not limited to, advisory fees) to be charged the Columbia Fund[s] are negotiated so that they are negotiated in a manner which is at arms length and reasonable and consistent with this Assurance of Discontinuance." However, the IFC does not replace the Trustees in their role of negotiating management and other fees with CMG and its affiliates. In particular, the AOD states that "Columbia Advisors may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees of the Columbia Fund using ... an annual independent written evaluation prepared by or under the direction of the ...
Independent Fee Consultant...." This report, pursuant to the AOD, constitutes the "annual independent written evaluation prepared by or under the direction of the... Independent Fee Consultant."

The AOD requires the IFC report to consider at least the following:

a) Management fees (including any components thereof) charged by other mutual fund companies for like services;

b) Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

c) Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

d)  Profit margins of CMA and its affiliates from supplying such services;

e)  Possible economies of scale as the CMA fund grows larger; and

f) The nature and quality of CMA services, including Columbia Funds' performance.

This report is designed to assist the Board in evaluating the 2005 contract renewal for Columbia Funds. In addition, this report points out areas where the Board may deem additional information and analysis to be appropriate over time.


B. SOURCES OF INFORMATION USED IN MY EVALUATION

I have requested data from CMG and various third party industry data sources or independent research companies that work in the mutual fund arena. The following list generally describes the types of information I requested.

1. I collected data on performance, management fees, and expense ratios of both Columbia Funds and comparable non-Columbia Funds. The sources of this information were CMG, Lipper Inc. ("Lipper")

(1) Prior to the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC ("BACAP"), and BACAP then changed its name to Columbia Management Advisors, LLC which carries on the business of CMA, and CFD changed its name to Columbia Management Distributors, Inc.

   and Morningstar Inc. ("Morningstar"). While Lipper and Morningstar each selected a different group of peer funds it deemed appropriate against which to measure the relative performance and fees of Columbia Funds, I conducted an independent review of the appropriateness of each peer group.

2. I reviewed data on CMG's expense and profitability that I obtained from CMA directly.

3. I have reviewed data on the organizational structure of CMG in general.

4. I collected information on profitability from Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"). I used this third-party independent research as an additional method to gauge the accuracy of the data collected in (2) above.

5. I conducted interviews with various CMG staff, including members of the senior management team, legal staff, heads of affiliates, portfolio managers, and financial personnel.

6. I reviewed current 2005 Section 15(c) material provided to the Board and material presented to the Board in the 2004 fee and performance evaluation.

7. I have reviewed various academic research papers, industry publications, and other available literature dealing with mutual fund operations, profitability, and other issues. In addition, I have reviewed SEC releases and studies of mutual fund expenses.

8. I have reviewed documents pertaining to recent mutual fund litigation in general and publicly available information about litigation where CMG has been involved.

In addition, I have engaged NERA Economic Consulting ("NERA") and independent consultant Dr. John Rea to assist me in data management and analysis. Both NERA and Dr. Rea have extensive experience in the mutual fund industry through consulting, government positions, or industry trade groups that provide unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained Shearman & Sterling LLP as outside counsel to advise me in connection with my review.

C. QUALIFICATIONS AND INDEPENDENCE

I am the Walter H. Carpenter Chair and Professor of Finance at Babson College. Before this I was the Chief Economist of the U.S. Securities and Exchange Commission. I have no material relationship with Bank of America or CMG aside from acting as IFC, and am aware of no relationship with any of their affiliates....

II. EVALUATION OF THE GENERAL PROCESS USED TO NEGOTIATE THE ADVISORY CONTRACT

A. GENERAL CONSIDERATIONS

My analysis considered all factors and information I reviewed on the finances and operations of Columbia Funds. I gave each factor an appropriate weight in my overall findings, and no single factor was in itself the sole criterion for a finding or conclusion. My objective was to assess all of the information provided and conduct a robust evaluation of Columbia Funds' operations, fees, and performance.

My analysis and thought processes will and, I believe, should, differ in certain ways from the processes used by Trustees in their evaluation of the management agreements. In particular, because of my technical and quantitative background, I may use techniques and data that Trustees have not previously felt would be useful. I view this supplemental analysis as appropriate because my role is to assist Trustees in their decisions, and to the extent that I bring new ideas or analysis to the evaluation, I believe this improves the process by which management fees for the Columbia Funds may be negotiated in accordance with the AOD.

Finally, as part of my role as IFC, I have, from time to time, sent to Trustees additional papers and reports produced by third parties that I felt had bearing on the fee negotiation process. I viewed these materials as educational in nature and felt they would aid Trustees in placing their work in context.

B. CMG MANAGEMENT INTERVIEWS

As a starting point of my analysis, I have met with members of CMG staff to gain an understanding of the organizational structure and personnel involved in running the Columbia fund family.

I have had general discussions and have received information about the management structure of CMG.

My conversations with management have been informative. In addition, I have participated in Board meetings where Trustees and management have discussed issues relating to management agreements and performance of Columbia Funds. When I felt it was 6 appropriate, I added my opinions on particular matters, such as fund performance or fee levels, to the discussion.

C. TRUSTEES' FEE AND PERFORMANCE EVALUATION PROCESS

After making initial requests for information, members of the Trustees of the Columbia Funds met in advance of the October Section 15(c) contract approval meeting to review certain fee, performance and other data for the Columbia Funds and to ask questions and make requests of management. Trustees have developed a process to evaluate the fee and expense levels and performance of Columbia Funds. This process is used to highlight those funds that have been performing poorly, may have had higher management fees or expense ratios, or both.

The process involves providing instructions to Lipper to prepare specific data analyses tailored to the Trustees review framework. These instructions include highlighting funds that hit one or more fee performance "screens." The six screens the Trustees use are as follows:

a. 5th Lipper quintile in actual management fee;

b. 5th Lipper quintile in total expense ratio;

c. Three or more 5th Lipper quintile rankings in the 1-, 3-, 5- or 10-year performance rankings;

d. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (actual management fee) totals a number equal to or higher than 8;

e. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8; and

f. Sum of the Lipper Quintile Rank (3-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8.

If a fund hits one or more of these screens, it is highlighted for additional review by the Trustees. This method is only used as an aid for Trustees to highlight funds and is not the sole test of whether the Board will determine to take particular actions concerning fees or performance. Funds that have not been flagged by this screen also may be singled out for fee and performance reasons, and the Trustees may determine not to take action with respect to the fees or performance of funds that have been flagged by the screen. These screens contribute to the basis for discussions on Trustees' views on the Columbia Funds.

III. FINDINGS

My findings based on my work as IFC are as follows:

1. The Trustees have the relevant information necessary to form an opinion on the reasonableness of fees and evaluate the performance of the Columbia Funds. The process the Trustees used in preparing to reach their determination has been open and informative. In my view, the 2005 process by which the management fees of the Columbia Funds have been negotiated thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

2. Columbia Funds demonstrated a range of performance relative to their peers. I find that across the fund complex, 54.26 percent of Columbia Funds have performance higher than the median of their respective Lipper performance universe, and 42.55 percent of Columbia Funds have performance higher than the median of their respective Lipper performance group. In addition, Lipper performance universe and group comparison showed that Columbia Funds were distributed roughly evenly across these quintiles. The Trustees have worked with management to address issues of funds that have demonstrated consistent or significant underperformance.

3. Columbia Funds demonstrate a range of management fees and expense ratios relative to their peers. I find that across the fund complex, 58.51 percent of Columbia Funds have expenses below the median of their Lipper expense universe, and 53.19 percent of Columbia Funds have expenses below the median of their Lipper expense group. In addition, Lipper expense universe and group comparisons show that Columbia Funds are distributed roughly evenly across these quintiles. The Trustees have taken steps to limit shareholder expenses for certain funds having management fees significantly above their peers, often though the use of fee waivers to which CMG has agreed.

   Consolidation of various funds and fund families managed by CMG has resulted in substantial savings in non-advisory expenses.

4. Profitability to CMG of the individual funds ranges widely, but the overall profitability to CMG of its relationship with the Columbia Funds appears to fall within a reasonable range. The method of cost allocation to funds is addressed in the material provided by CMG to the Trustees, but additional information may be necessary to make a judgment on fund level profitability. My review of profitability and cost allocation is ongoing, and I plan to continue to develop my views with regard to fund level profitability.

5. Columbia Funds have instituted fee schedules with breakpoints designed to enable investors to benefit from fund economies of scale, although 71% of the funds have not yet reached their first breakpoint. My analysis of the appropriateness of the breakpoint levels, which I expect will take into account the cost and profitability of the individual funds, is ongoing.

My work is ongoing and my views may develop over time in light of new information and analysis.


Respectfully submitted,
Erik R. Sirri

COLUMBIA FUNDS
                                               COLUMBIA NEW YORK TAX-EXEMPT FUND

                              GROWTH FUNDS        Columbia Acorn Fund
                                                  Columbia Acorn Select
                                                  Columbia Acorn USA
                                                  Columbia Growth Stock Fund
                                                  Columbia Large Cap Growth Fund
                                                  Columbia Marsico 21st Century Fund
                                                  Columbia Marsico Focused Equities Fund
                                                  Columbia Marsico Growth Fund
                                                  Columbia Marsico Mid Cap Growth Fund
                                                  Columbia Mid Cap Growth Fund
                                                  Columbia Small Cap Growth Fund I
                                                  Columbia Small Cap Growth Fund II
                                                  Columbia Small Company Equity Fund
                                                  Columbia Tax-Managed Growth Fund

                                CORE FUNDS        Columbia Common Stock Fund
                                                  Columbia Large Cap Core Fund
                                                  Columbia Small Cap Core Fund
                                                  Columbia Young Investor Fund

                               VALUE FUNDS        Columbia Disciplined Value Fund
                                                  Columbia Dividend Income Fund
                                                  Columbia Large Cap Value Fund
                                                  Columbia Mid Cap Value Fund
                                                  Columbia Small Cap Value Fund I
                                                  Columbia Small Cap Value Fund II
                                                  Columbia Strategic Investor

             ASSET ALLOCATION/HYBRID FUNDS        Columbia Asset Allocation Fund
                                                  Columbia Asset Allocation Fund II
                                                  Columbia Balanced Fund
                                                  Columbia Liberty Fund
                                                  Columbia LifeGoal(TM) Balanced Growth Portfolio
                                                  Columbia LifeGoal(TM) Growth Portfolio
                                                  Columbia LifeGoal(TM) Income Portfolio
                                                  Columbia LifeGoal(TM) Income and Growth Portfolio
                                                  Columbia Thermostat Fund

                               INDEX FUNDS        Columbia Large Cap Enhanced Core Fund
                                                  Columbia Large Cap Index Fund
                                                  Columbia Mid Cap Index Fund
                                                  Columbia Small Cap Index Fund

                           SPECIALTY FUNDS        Columbia Convertible Securities Fund
                                                  Columbia Real Estate Equity Fund
                                                  Columbia Technology Fund
                                                  Columbia Utilities Fund

                GLOBAL/INTERNATIONAL FUNDS        Columbia Acorn International
                                                  Columbia Acorn International Select
                                                  Columbia Global Value Fund
                                                  Columbia Greater China Fund
                                                  Columbia International Stock Fund
                                                  Columbia International Value Fund
                                                  Columbia Marsico International Opportunities Fund
                                                  Columbia Multi-Advisor International Equity Fund
                                                  Columbia World Equity Fund

                        TAXABLE BOND FUNDS        Columbia Conservative High Yield Fund
                                                  Columbia Core Bond Fund
                                                  Columbia Federal Securities Fund
                                                  Columbia High Income Fund
                                                  Columbia High Yield Opportunity Fund
                                                  Columbia Income Fund
                                                  Columbia Intermediate Bond Fund
                                                  Columbia Intermediate Core Bond Fund
                                                  Columbia Short Term Bond Fund
                                                  Columbia Strategic Income Fund
                                                  Columbia Total Return Bond
                                                  Columbia U.S. Treasury Index Fund

                     TAX-EXEMPT BOND FUNDS        Columbia California Tax-Exempt Fund
                                                  Columbia CA Intermediate Municipal Bond Fund
                                                  Columbia Connecticut Tax-Exempt Fund
                                                  Columbia CT Intermediate Municipal Bond Fund
                                                  Columbia FL Intermediate Municipal Bond Fund
                                                  Columbia GA Intermediate Municipal Bond Fund
                                                  Columbia High Yield Municipal Fund
                                                  Columbia Intermediate Municipal Bond Fund
                                                  Columbia MA Intermediate Municipal Bond Fund
                                                  Columbia Massachusetts Tax-Exempt Fund
                                                  Columbia MD Intermediate Municipal Bond Fund
                                                  Columbia Municipal Income Fund
                                                  Columbia NC Intermediate Municipal Bond Fund
                                                  Columbia New York Tax-Exempt Fund
                                                  Columbia NJ Intermediate Municipal Bond Fund
                                                  Columbia NY Intermediate Municipal Bond Fund
                                                  Columbia OR Intermediate Municipal Bond Fund
                                                  Columbia RI Intermediate Municipal Bond Fund
                                                  Columbia SC Intermediate Municipal Bond Fund
                                                  Columbia Short Term Municipal Bond Fund
                                                  Columbia Tax-Exempt Fund
                                                  Columbia Tax-Exempt Insured Fund
                                                  Columbia TX Intermediate Municipal Bond Fund
                                                  Columbia VA Intermediate Municipal Bond Fund

                        MONEY MARKET FUNDS        Columbia Cash Reserves
                                                  Columbia CA Tax-Exempt Reserves
                                                  Columbia Government Reserves
                                                  Columbia Government Plus Reserves
                                                  Columbia MA Municipal Reserves
                                                  Columbia Money Market Reserves
                                                  Columbia Municipal Reserves
                                                  Columbia NY Tax-Exempt Reserves
                                                  Columbia Prime Reserves
                                                  Columbia Tax-Exempt Reserves
                                                  Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

IMPORTANT INFORMATION ABOUT THIS REPORT
                                               COLUMBIA NEW YORK TAX-EXEMPT FUND

TRANSFER AGENT
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

DISTRIBUTOR
Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR
Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia New York Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting record is available (i) on the fund's website, www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

[GRAPHIC]

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

COLUMBIA NEW YORK TAX-EXEMPT FUND   ANNUAL REPORT, OCTOBER 31, 2005        PRSRT STD
                                                                         U.S. POSTAGE
                                                                             PAID
                                                                         HOLLISTON, MA
                                                                         PERMIT NO. 20

COLUMBIA MANAGEMENT(R)

(C) 2005 COLUMBIA MANAGEMENT DISTRIBUTORS, INC.
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
800.345.6611  www.columbiafunds.com

                                                     SHC-42/91900-1005 (12/05) 05/8884

ITEM 2. CODE OF ETHICS.

     (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas
E. Stitzel, Anne-Lee Verville and Richard L. Woolworth, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel, Ms. Verville and Mr. Woolworth are each independent trustees, as defined in paragraph (a)(2) of this item's instructions and collectively constitute the entire Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fee information below is disclosed for the eight series of the registrant whose report to stockholders is included in this annual filing, as well as the two series of the registrant whose report to stockholders would have been included in this filing had they not merged into other funds. Effective March 1, 2004, nine of the series of the registrant included in this filing engaged new independent accountants. Unless otherwise noted, fees disclosed below represent fees paid or accrued to the current and predecessor principal accountants while each was engaged by the registrant.

(a) Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2005 and October 31, 2004 are approximately as follows:

                                   2005                           2004
                                 $188,000                       $210,500

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Aggregate Audit-Related Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2005 and October 31, 2004 are approximately as follows:

                                   2005                           2004
                                  $38,300                        $35,000

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above. In both fiscal years 2005 and 2004, Audit-Related Fees include certain agreed-upon procedures performed for semi-annual shareholder reports. In fiscal year 2005 Audit-Related Fees also include certain agreed-upon procedures related to the review of the registrant's anti-money laundering program.

(c) Aggregate Tax Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2005 and October 31, 2004 are approximately as follows:

                                   2005                           2004
                                  $52,800                        $21,000

Tax Fees in both fiscal years 2005 and 2004 consist primarily of the review of annual tax returns. Tax fees include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning. Fiscal year 2005 also includes agreed-upon procedures related to fund mergers and the review of final tax returns. Approximately $12,000 of merger related tax fees were paid by the registrant's investment adviser.

(d) Aggregate All Other Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2005 and October 31, 2004 are approximately as follows:

                                   2005                           2004
                                    $0                             $0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) above.

None of the amounts described in paragraphs (a) through (d) above were approved pursuant to the "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES

I. GENERAL OVERVIEW

The Audit Committee of the registrant has adopted a formal policy (the "Policy") which sets forth the procedures and the conditions pursuant to which the Audit Committee will pre-approve (i) all audit and non-audit (including audit related, tax and all other) services provided by the registrant's independent auditor to the registrant and individual funds (collectively "Fund Services"), and (ii) all non-audit services provided by the registrant's independent auditor to the funds' adviser or a control affiliate of the adviser, that relate directly to the funds' operations and financial reporting (collectively "Fund-related Adviser Services"). A "control affiliate" is an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds, and the term "adviser" is deemed to exclude any unaffiliated sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser. The adviser and control affiliates are collectively referred to as "Adviser Entities."

The Audit Committee uses a combination of specific (on a case-by-case basis as potential services are contemplated) and general (pre-determined list of permitted services) pre-approvals. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

The Policy does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

II. GENERAL PROCEDURES

On an annual basis, the Fund Treasurer and/or Director of Trustee Administration shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to general pre-approval.

These schedules will provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fees for each instance of providing each service. This general pre-approval and related fees (where provided) will generally cover a one-year period (for example, from June 1 through May 31 of the following year). The Audit Committee will review and approve the types of services and review the projected fees for the next one-year period and may add to, or subtract from, the list of general pre-approved services from time to time, based on subsequent determinations. This approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform. The fee amounts will be updated to the extent necessary at other regularly scheduled meetings of the Audit Committee.

In addition to the fees for each individual service, the Audit Committee has the authority to implement a fee cap on the aggregate amount of non-audit services provided to an individual fund.

If, subsequent to general pre-approval, a fund, its investment adviser or a control affiliate determines that it would like to engage the independent auditor to perform a service that requires pre-approval and that is not included in the general pre-approval list, the specific pre-approval procedure shall be as follows:

     o A brief written request shall be prepared by management detailing the proposed engagement with explanation as to why the work is proposed to be performed by the independent auditor;

     o The request should be addressed to the Audit Committee with copies to the Fund Treasurer and/or Director of Trustee Administration;

     o The Fund Treasurer and/or Director of Trustee Administration will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting, when the Committee will discuss the proposed engagement and approve or deny the request.

     o If the timing of the project is critical and the project needs to commence before the next regularly scheduled meeting, the Chairperson of the Audit Committee may approve or deny the request on behalf of the Audit Committee, or, in the Chairperson's discretion, determine to call a special meeting of the Audit Committee for the purpose of considering the proposal. Should the Chairperson of the Audit Committee be unavailable, any other member of the Audit Committee may serve as an alternate for the purpose of approving or denying the request. Discussion with the Chairperson (or alternate, if necessary) will be arranged by the Fund Treasurer and/or Director of Trustee Administration. The independent auditor will not commence any such project unless and until specific approval has been given.

III. CERTAIN OTHER SERVICES PROVIDED TO ADVISER ENTITIES

The Audit Committee recognizes that there are cases where services proposed to be provided by the independent auditor to the adviser or control affiliates are not Fund-related Adviser Services within the meaning of the Policy, but nonetheless may be relevant to the Audit Committee's ongoing evaluation of the auditor's independence and objectivity with respect to its audit services to the funds. As a result, in all cases where an Adviser Entity engages the independent auditor to provide audit or non-audit services that are not Fund Services or Fund-related Adviser Services, were not subject to pre-approval by the Audit Committee, and the projected fees for any such engagement (or the aggregate of all such engagements during the period covered by the Policy) exceeds a pre-determined threshold established by the Audit Committee; the independent auditor, Fund Treasurer and/or Director of Trustee Administration will notify the Audit

Committee not later than its next meeting. Such notification shall include a general description of the services provided, the entity that is to be the recipient of such services, the timing of the engagement, the entity's reasons for selecting the independent auditor, and the projected fees. Such information will allow the Audit Committee to consider whether non-audit services provided to the adviser and Adviser Entities, which were not subject to Audit Committee pre-approval, are compatible with maintaining the auditor's independence with respect to the Funds.

IV. REPORTING TO THE AUDIT COMMITTEE

The Fund Treasurer or Director of Trustee Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including:

     o    A general description of the services, and

     o    Actual billed and projected fees, and

     o The means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

In addition, the independent auditor shall report to the Audit Committee annually, and no more than 90 days prior to the filing of audit reports with the SEC, all non-audit services provided to entities in the funds' "investment company complex," as defined by SEC rules, that did not require pre-approval under the Policy.

V. AMENDMENTS; ANNUAL APPROVAL BY AUDIT COMMITTEE

The Policy may be amended from time to time by the Audit Committee. Prompt notice of any amendments will be provided to the independent auditor, Fund Treasurer and Director of Trustee Administration. The Policy shall be reviewed and approved at least annually by the Audit Committee.

                                      *****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the "de minimis" exception under paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended October 31, 2005 and October 31, 2004 was zero.

(f) Not applicable.

(g) All non-audit fees billed by the registrant's accountant for services rendered to the registrant for the fiscal years ended October 31, 2005 and October 31, 2004 are disclosed in (b) through (d) of this Item.

During the fiscal years ended October 31, 2005 and October 31, 2004, there were no Audit-Related Fees or Tax Fees that were approved for services to the investment adviser

(not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. During the fiscal years ended October 31, 2005 and October 31, 2004, All Other Fees that were approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X were approximately $95,500 and $95,000, respectively. For both fiscal years, All Other Fees consist primarily of internal controls reviews of the registrant's transfer agent.

The percentage of Audit-Related Fees, Tax Fees and All Other Fees required to be approved under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during both fiscal years ended October 31, 2005 and October 31, 2004 was zero.

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence. The Audit Committee determined that the provision of such services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Funds Trust V
            ------------------------------------------------------------------


By (Signature and Title)            /s/ Christopher L. Wilson
                        ------------------------------------------------------
                                    Christopher L. Wilson, President

Date                                December 21, 2005
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Christopher L. Wilson
                        ------------------------------------------------------
                                    Christopher L. Wilson, President

Date                                December 21, 2005
    --------------------------------------------------------------------------


By (Signature and Title)            /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                                    J. Kevin Connaughton, Treasurer

Date                                December 21, 2005
    --------------------------------------------------------------------------